UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan® Extended Market
Index Fund

May 31, 2010

1.816014.105

SEI-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (a)(c)	103,958	$ 932,503
Amerigon, Inc. (a)(c)	40,698	358,956
ArvinMeritor, Inc. (a)(c)	146,267	2,126,722
BorgWarner, Inc. (a)	196,487	7,321,106
Cooper Tire & Rubber Co.	101,837	1,925,738
Dana Holding Corp. (a)	237,093	2,574,830
Dorman Products, Inc. (a)	22,481	508,970
Drew Industries, Inc. (a)	34,286	752,235
Exide Technologies (a)	95,472	406,711
Federal-Mogul Corp. Class A (a)	43,883	757,421
Fuel Systems Solutions, Inc. (a)(c)	22,783	608,990
Gentex Corp.	233,757	4,600,338
Hawk Corp. Class A (a)	12,526	286,720
Lear Corp. (a)	77,278	5,229,402
Modine Manufacturing Co. (a)(c)	82,285	956,152
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(c)	345,854	235,181
Raser Technologies, Inc. (a)(c)	168,169	99,237
Shiloh Industries, Inc. (a)	7,998	79,340
Spartan Motors, Inc.	57,110	274,128
Standard Motor Products, Inc.	41,023	343,363
Stoneridge, Inc. (a)	25,943	251,128
Strattec Security Corp. (a)	1,213	26,686
Superior Industries International, Inc.	45,058	666,858
Tenneco, Inc. (a)	100,641	2,230,205
TRW Automotive Holdings Corp. (a)(c)	138,544	4,167,404
		37,720,324
Automobiles - 0.1%
Thor Industries, Inc.	64,922	1,893,126
Winnebago Industries, Inc. (a)(c)	51,257	621,747
		2,514,873
Distributors - 0.1%
Amcon Distributing Co.	1,022	49,618
Audiovox Corp. Class A (a)	41,307	337,478
Core-Mark Holding Co., Inc. (a)	18,587	503,336
LKQ Corp. (a)	238,451	4,392,267
		5,282,699
Diversified Consumer Services - 1.2%
American Public Education, Inc. (a)(c)	31,216	1,276,422
Bridgepoint Education, Inc. (a)(c)	31,709	683,963
Cambium Learning Group, Inc. (a)	9,967	48,340
Capella Education Co. (a)(c)	24,897	2,138,901
Career Education Corp. (a)(c)	103,703	2,903,684
Carriage Services, Inc. (a)	9,225	43,081
Coinstar, Inc. (a)(c)	48,237	2,588,397
Collectors Universe, Inc.	3,000	41,280
Corinthian Colleges, Inc. (a)(c)	148,190	1,984,264
CPI Corp.	11,611	325,921
Education Management Corp. (c)	33,298	703,587

	Shares	Value
Grand Canyon Education, Inc. (a)	26,531	$ 651,601
Hillenbrand, Inc.	105,722	2,567,987
ITT Educational Services, Inc. (a)(c)	62,046	6,262,923
Jackson Hewitt Tax Service, Inc. (a)(c)	73,123	138,934
K12, Inc. (a)(c)	51,053	1,277,346
Learning Tree International, Inc. (a)	12,160	143,974
Lincoln Educational Services Corp. (a)	21,412	510,248
Mac-Gray Corp.	17,000	201,620
Matthews International Corp. Class A	52,388	1,696,323
Nobel Learning Communities, Inc. (a)	2,715	17,946
Pre-Paid Legal Services, Inc. (c)	13,505	625,552
Princeton Review, Inc. (a)(c)	47,338	113,611
Regis Corp. (c)	96,217	1,769,431
Service Corp. International	428,023	3,655,316
Sotheby's Class A (ltd. vtg.)	113,733	3,696,323
Steiner Leisure Ltd. (a)	22,490	933,335
Stewart Enterprises, Inc. Class A	148,654	902,330
Strayer Education, Inc. (c)	23,537	5,648,880
Universal Technical Institute, Inc.	40,257	988,309
Weight Watchers International, Inc.	59,279	1,625,430
		46,165,259
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	59,083	618,008
Ambassadors Group, Inc.	37,509	438,480
Ambassadors International, Inc. (a)	7,395	3,698
Ameristar Casinos, Inc.	42,366	763,435
ARK Restaurants Corp.	5,734	81,939
Bally Technologies, Inc. (a)(c)	92,013	3,910,553
Benihana, Inc. Class A (sub. vtg.) (a)	21,797	126,641
Biglari Holdings, Inc. (a)	2,310	702,471
BJ's Restaurants, Inc. (a)(c)	34,789	806,757
Bluegreen Corp. (a)	15,202	72,970
Bob Evans Farms, Inc.	55,005	1,597,345
Boyd Gaming Corp. (a)(c)	95,627	1,259,408
Brinker International, Inc.	170,261	3,027,241
Buffalo Wild Wings, Inc. (a)(c)	31,446	1,160,357
Burger King Holdings, Inc.	154,910	2,944,839
California Pizza Kitchen, Inc. (a)	44,902	818,563
Caribou Coffee Co., Inc. (a)(c)	12,888	129,524
Carrols Restaurant Group, Inc. (a)	26,041	163,277
CEC Entertainment, Inc. (a)(c)	39,121	1,582,053
Century Casinos, Inc. (a)	29,959	68,307
Chipotle Mexican Grill, Inc. (a)(c)	53,603	7,626,635
Choice Hotels International, Inc.	50,196	1,672,029
Churchill Downs, Inc. (c)	19,546	655,378
CKE Restaurants, Inc.	87,731	1,084,355
Cosi, Inc. (a)(c)	62,262	58,364
Cracker Barrel Old Country Store, Inc.	38,437	1,915,316
Denny's Corp. (a)	162,671	514,040
DineEquity, Inc. (a)(c)	26,253	886,564
Domino's Pizza, Inc. (a)(c)	71,221	925,873
Dover Downs Gaming & Entertainment, Inc.	25,627	82,775
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Dover Motorsports, Inc.	22,686	$ 44,238
Einstein Noah Restaurant Group, Inc. (a)	9,000	116,370
Empire Resorts, Inc. (a)	44,497	80,985
Famous Dave's of America, Inc. (a)	10,737	91,479
Frisch's Restaurants, Inc.	2,711	56,795
Gaylord Entertainment Co. (a)(c)	58,947	1,567,401
Great Wolf Resorts, Inc. (a)	56,227	141,130
Hyatt Hotels Corp. Class A (c)	64,937	2,627,351
International Speedway Corp. Class A	49,598	1,383,288
Interval Leisure Group, Inc. (a)	68,747	929,459
Isle of Capri Casinos, Inc. (a)(c)	38,421	382,673
Jack in the Box, Inc. (a)	95,186	2,135,974
Jamba, Inc. (a)	125,986	299,847
Krispy Kreme Doughnuts, Inc. (a)(c)	96,746	357,960
Lakes Entertainment, Inc. (a)	25,879	46,065
Landry's Restaurants, Inc. (a)(c)	12,835	307,655
Las Vegas Sands Corp. (a)(c)	740,794	17,393,843
Life Time Fitness, Inc. (a)(c)	69,225	2,568,940
Luby's, Inc. (a)(c)	27,286	106,961
Marcus Corp.	39,781	435,602
MAXXAM, Inc. (a)	8	13,600
McCormick & Schmick's Seafood Restaurants (a)	24,841	216,862
MGM Mirage, Inc. (a)(c)	427,892	5,331,534
Monarch Casino & Resort, Inc. (a)	24,183	280,039
Morgans Hotel Group Co. (a)	55,352	420,398
Morton's Restaurant Group, Inc. (a)	16,889	97,281
MTR Gaming Group, Inc. (a)	23,573	43,846
Multimedia Games, Inc. (a)	53,167	245,100
O'Charleys, Inc. (a)	42,434	316,133
Orient Express Hotels Ltd. Class A (a)(c)	173,702	1,752,653
P.F. Chang's China Bistro, Inc. (c)	36,705	1,595,566
Panera Bread Co. Class A (a)(c)	52,315	4,228,621
Papa John's International, Inc. (a)	39,892	990,518
Peet's Coffee & Tea, Inc. (a)(c)	24,379	947,124
Penn National Gaming, Inc. (a)	113,834	2,914,150
Pinnacle Entertainment, Inc. (a)	103,053	1,246,941
Premier Exhibitions, Inc. (a)	16,798	21,333
Red Lion Hotels Corp. (a)	38,228	251,923
Red Robin Gourmet Burgers, Inc. (a)	28,395	585,221
Rick's Cabaret International, Inc. (a)(c)	17,933	165,342
Royal Caribbean Cruises Ltd. (a)(c)	225,329	6,534,541
Rubio's Restaurants, Inc. (a)	3,930	32,305
Ruby Tuesday, Inc. (a)(c)	99,181	1,067,188
Ruth's Hospitality Group, Inc. (a)	60,328	291,988
Scientific Games Corp. Class A (a)(c)	119,732	1,223,661
Shuffle Master, Inc. (a)	89,328	741,422
Silverleaf Resorts, Inc. (a)	16,000	19,200
Sonic Corp. (a)(c)	102,401	1,080,331
Speedway Motorsports, Inc.	25,955	378,424
Texas Roadhouse, Inc. Class A (a)(c)	91,142	1,330,673

	Shares	Value
The Cheesecake Factory, Inc. (a)(c)	93,113	$ 2,374,382
Town Sports International Holdings, Inc. (a)	34,405	102,183
Vail Resorts, Inc. (a)(c)	61,883	2,574,952
VCG Holding Corp. (a)	18,692	31,963
Wendy's/Arby's Group, Inc.	612,993	2,764,598
WMS Industries, Inc. (a)	97,869	4,534,271
Youbet.com, Inc. (a)	60,676	151,083
		113,668,561
Household Durables - 1.4%
American Greetings Corp. Class A	63,819	1,504,852
Bassett Furniture Industries, Inc. (a)	8,703	46,387
Beazer Homes USA, Inc. (a)(c)	104,947	521,587
Blyth, Inc.	13,705	680,316
Brookfield Homes Corp. (a)(c)	17,568	178,491
Cavco Industries, Inc. (a)	12,384	452,140
Cobra Electronics Corp. (a)	1,132	2,773
CSS Industries, Inc.	16,089	303,921
Dixie Group, Inc. (a)	6,499	27,296
Emerson Radio Corp.	9,263	15,932
Ethan Allen Interiors, Inc. (c)	46,594	941,199
Flexsteel Industries, Inc.	6,973	82,142
Furniture Brands International, Inc. (a)	59,510	465,963
Garmin Ltd. (c)	200,062	6,718,082
Helen of Troy Ltd. (a)	47,665	1,227,850
Hooker Furniture Corp.	26,465	412,060
Hovnanian Enterprises, Inc. Class A (a)(c)	84,044	520,232
iRobot Corp. (a)(c)	37,138	796,981
Jarden Corp.	148,076	4,310,492
KB Home (c)	129,273	1,871,873
Kid Brands, Inc. (a)	16,705	143,496
La-Z-Boy, Inc. (a)(c)	88,871	1,054,899
Libbey, Inc. (a)	29,248	410,349
Lifetime Brands, Inc. (a)(c)	12,011	167,914
M.D.C. Holdings, Inc.	62,743	1,968,875
M/I Homes, Inc. (a)	35,199	416,756
Meritage Homes Corp. (a)(c)	50,849	1,087,152
Mohawk Industries, Inc. (a)(c)	93,461	5,248,770
National Presto Industries, Inc. (c)	8,710	846,960
NVR, Inc. (a)(c)	10,014	6,862,394
Palm Harbor Homes, Inc. (a)	9,454	20,704
Ryland Group, Inc.	74,302	1,382,017
Sealy Corp., Inc. (a)(c)	81,807	265,873
Skyline Corp.	14,802	279,758
Standard Pacific Corp. (a)(c)	182,727	922,771
Stanley Furniture Co., Inc. (a)(c)	15,731	82,588
Tempur-Pedic International, Inc. (a)(c)	115,896	3,847,747
Toll Brothers, Inc. (a)	230,053	4,847,217
Tupperware Brands Corp.	105,985	4,503,303
Universal Electronics, Inc. (a)	28,987	565,826
		56,005,938
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	58,317	155,706
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Bidz.com, Inc. (a)	10,552	$ 18,149
Blue Nile, Inc. (a)(c)	24,565	1,152,099
dELiA*s, Inc. (a)	25,316	40,252
Drugstore.com, Inc. (a)	114,696	393,407
eDiets.com, Inc. (a)(c)	14,028	10,104
Gaiam, Inc. Class A	20,506	162,408
Hollywood Media Corp. (a)	26,946	30,988
HSN, Inc. (a)	67,182	1,810,555
Liberty Media Corp. Interactive Series A (a)	1,011,371	13,117,482
Netflix, Inc. (a)(c)	79,902	8,881,107
NutriSystem, Inc. (c)	52,164	1,160,649
Orbitz Worldwide, Inc. (a)	55,775	295,608
Overstock.com, Inc. (a)(c)	28,744	646,740
PetMed Express, Inc. (c)	45,901	905,168
Shutterfly, Inc. (a)	34,701	801,593
US Auto Parts Network, Inc. (a)	28,450	232,152
ValueVision Media, Inc. Class A (a)	47,760	107,460
Vitacost.com, Inc. (c)	20,506	210,597
		30,132,224
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (a)	21,225	243,451
Brunswick Corp. (c)	150,270	2,625,217
Callaway Golf Co. (c)	116,405	980,130
Cybex International, Inc. (a)	14,718	18,398
Escalade, Inc. (a)	6,336	29,906
Gametech International, Inc. (a)	13,061	22,857
JAKKS Pacific, Inc. (a)(c)	55,510	822,103
Johnson Outdoors, Inc. Class A (a)	1,929	27,739
Leapfrog Enterprises, Inc. Class A (a)	73,306	379,725
Marine Products Corp. (a)	22,297	161,207
Meade Instruments Corp. (a)	201	746
Nautilus, Inc. (a)	41,463	94,950
Polaris Industries, Inc. (c)	54,970	3,226,739
Pool Corp.	81,370	1,952,066
RC2 Corp. (a)	37,412	695,863
Smith & Wesson Holding Corp. (a)(c)	106,299	462,932
Sport Supply Group, Inc.	15,153	203,505
Steinway Musical Instruments, Inc. (a)	16,626	312,569
Sturm Ruger & Co., Inc.	43,364	682,549
		12,942,652
Media - 2.5%
4Kids Entertainment, Inc. (a)	18,966	13,857
A.H. Belo Corp. Class A (a)	32,177	225,239
Alloy, Inc. (a)	25,368	191,909
Arbitron, Inc. (c)	46,324	1,411,029
Ascent Media Corp. (a)	29,902	792,104
Atrinsic, Inc. (a)	2,087	2,025
Ballantyne of Omaha, Inc. (a)	33,763	276,857
Beasley Broadcast Group, Inc. Class A (a)	4,117	21,285

	Shares	Value
Belo Corp. Series A	153,808	$ 1,118,184
Cablevision Systems Corp. - NY Group Class A	400,619	9,939,357
Carmike Cinemas, Inc. (a)(c)	24,755	274,781
Cinemark Holdings, Inc.	74,567	1,192,326
CKX, Inc. (a)	115,100	610,030
Clear Channel Outdoor Holding, Inc. Class A (a)	70,684	658,775
Crown Media Holdings, Inc. Class A (a)(c)	4,844	8,525
Cumulus Media, Inc. Class A (a)	58,225	238,723
Dex One Corp. (a)	84,181	1,724,027
DISH Network Corp. Class A	360,315	7,512,568
Dolan Co. (a)(c)	52,569	646,599
DreamWorks Animation SKG, Inc. Class A (a)	118,084	3,505,914
E.W. Scripps Co. Class A (a)(c)	55,882	493,438
Emmis Communications Corp. Class A (a)	64,360	148,028
Entercom Communications Corp. Class A (a)(c)	45,084	563,550
Entravision Communication Corp. Class A (a)	90,792	266,021
Fisher Communications, Inc. (a)	15,280	221,560
Gray Television, Inc. (a)	81,190	242,758
Harris Interactive, Inc. (a)	41,822	48,095
Harte-Hanks, Inc.	65,194	890,550
Insignia Systems, Inc. (a)	9,662	53,238
Interactive Data Corp.	59,865	1,948,606
interCLICK, Inc. (a)	23,480	96,033
John Wiley & Sons, Inc. Class A	82,455	3,265,218
Journal Communications, Inc. Class A (a)	76,855	387,349
Knology, Inc. (a)(c)	54,118	647,251
Lamar Advertising Co. Class A (a)	97,582	2,875,742
Lee Enterprises, Inc. (a)(c)	73,717	250,638
Liberty Global, Inc. Class A (a)(c)	420,743	10,855,169
Liberty Media Corp.:
Capital Series A (a)	144,647	6,083,853
Starz Series A (a)	90,189	4,718,688
LIN TV Corp. Class A (a)	52,771	346,705
Live Nation Entertainment, Inc. (a)	241,398	2,952,298
LodgeNet Entertainment Corp. (a)(c)	40,925	217,721
Madison Square Garden, Inc. Class A (a)	97,190	2,047,793
Martha Stewart Living Omnimedia, Inc. Class A (a)(c)	51,138	306,828
Media General, Inc. Class A (a)(c)	25,434	324,792
Mediacom Communications Corp. Class A (a)	74,681	398,050
Morningstar, Inc. (a)(c)	36,205	1,766,804
National CineMedia, Inc.	72,474	1,267,570
Navarre Corp. (a)	50,065	98,127
New Frontier Media, Inc. (a)	31,250	56,875
Nexstar Broadcasting Group, Inc. Class A (a)	3,834	26,455
NTN Communications, Inc. (a)	16,316	9,137
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Outdoor Channel Holdings, Inc. (a)	25,606	$ 152,356
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	46,218	175,166
Point.360 (a)	2,433	4,428
PRIMEDIA, Inc.	26,029	96,568
Radio One, Inc. Class D (non-vtg.) (a)	71,002	294,658
RCN Corp. (a)	61,242	889,540
Reading International, Inc. Class A (a)(c)	10,681	43,365
Regal Entertainment Group Class A	129,455	1,972,894
Rentrak Corp. (a)	19,535	460,245
Saga Communications, Inc. Class A (a)	1,483	37,001
Salem Communications Corp. Class A (a)	10,000	42,500
Scholastic Corp.	48,156	1,259,279
Sinclair Broadcast Group, Inc. Class A (a)	88,775	589,022
Sirius XM Radio, Inc. (a)(c)	6,528,904	6,724,771
Spanish Broadcasting System, Inc. Class A (a)	67,440	115,322
SPAR Group, Inc. (a)	4,346	3,781
SuperMedia, Inc. (a)(c)	24,902	750,297
The McClatchy Co. Class A (a)(c)	94,186	455,860
Valassis Communications, Inc. (a)(c)	82,478	3,012,097
Value Line, Inc.	1,396	27,641
Virgin Media, Inc. (c)	495,822	8,012,484
Warner Music Group Corp. (a)	92,414	560,953
World Wrestling Entertainment, Inc. Class A (c)	52,937	877,166
		100,796,448
Multiline Retail - 0.5%
99 Cents Only Stores (a)(c)	77,258	1,180,502
Dillard's, Inc. Class A (c)	92,623	2,657,354
Dollar General Corp.	55,488	1,677,402
Dollar Tree, Inc. (a)	149,370	9,349,068
Duckwall-ALCO Stores, Inc. (a)	5,890	102,957
Fred's, Inc. Class A	78,206	1,070,640
Retail Ventures, Inc. (a)	21,851	220,040
Saks, Inc. (a)(c)	240,524	2,208,010
The Bon-Ton Stores, Inc. (a)(c)	31,972	414,997
Tuesday Morning Corp. (a)	54,408	307,949
		19,188,919
Specialty Retail - 3.2%
A.C. Moore Arts & Crafts, Inc. (a)	21,246	59,064
Aarons, Inc.	123,589	2,469,308
Advance Auto Parts, Inc.	160,218	8,292,884
Aeropostale, Inc. (a)	169,622	4,700,226
America's Car Mart, Inc. (a)	21,445	519,398
American Eagle Outfitters, Inc.	296,619	3,885,709
AnnTaylor Stores Corp. (a)(c)	99,695	2,158,397
Asbury Automotive Group, Inc. (a)	58,366	771,599
Barnes & Noble, Inc. (c)	66,905	1,353,488

	Shares	Value
bebe Stores, Inc.	61,363	$ 420,337
Big 5 Sporting Goods Corp.	32,904	486,650
Blockbuster, Inc. Class A (a)(c)	303,054	101,675
Books-A-Million, Inc.	19,056	134,345
Borders Group, Inc. (a)(c)	88,626	174,593
Brown Shoe Co., Inc.	72,418	1,207,932
Build-A-Bear Workshop, Inc. (a)	28,195	238,530
Cabela's, Inc. Class A (a)(c)	72,348	1,245,109
Cache, Inc. (a)	27,814	171,056
CarMax, Inc. (a)(c)	343,338	7,460,735
Casual Male Retail Group, Inc. (a)	71,337	267,514
Charming Shoppes, Inc. (a)(c)	176,591	805,255
Chico's FAS, Inc.	295,739	3,616,888
Christopher & Banks Corp.	60,018	549,765
Citi Trends, Inc. (a)	23,293	793,825
Coldwater Creek, Inc. (a)(c)	101,916	635,956
Collective Brands, Inc. (a)(c)	107,708	2,410,505
Conn's, Inc. (a)(c)	31,766	237,610
Cost Plus, Inc. (a)	14,259	66,304
Destination Maternity Corp. (a)	11,246	302,068
Dick's Sporting Goods, Inc. (a)(c)	144,820	4,128,818
Dress Barn, Inc. (a)	107,043	2,931,908
DSW, Inc. Class A (a)(c)	29,714	858,140
Emerging Vision, Inc. (a)	5,700	399
Express, Inc. (a)	26,500	378,950
Finish Line, Inc. Class A	87,807	1,461,987
Foot Locker, Inc.	260,566	3,885,039
Genesco, Inc. (a)	39,872	1,240,817
Group 1 Automotive, Inc. (a)(c)	40,090	1,140,160
Guess?, Inc.	99,197	3,768,494
Gymboree Corp. (a)(c)	50,861	2,267,383
Haverty Furniture Companies, Inc. (c)	46,862	759,633
hhgregg, Inc. (a)(c)	38,227	1,147,192
Hibbett Sports, Inc. (a)(c)	48,936	1,261,081
Hot Topic, Inc.	77,371	430,183
J. Crew Group, Inc. (a)(c)	90,186	4,116,089
Jo-Ann Stores, Inc. (a)	45,712	2,088,124
Jos. A. Bank Clothiers, Inc. (a)(c)	31,680	1,922,342
Kirkland's, Inc. (a)	19,357	416,563
Lithia Motors, Inc. Class A (sub. vtg.) (c)	45,718	373,516
Lumber Liquidators Holdings, Inc. (a)(c)	25,854	762,952
MarineMax, Inc. (a)	35,132	354,833
Midas, Inc. (a)(c)	29,295	292,657
Monro Muffler Brake, Inc.	34,193	1,346,862
New York & Co., Inc. (a)	52,517	200,615
OfficeMax, Inc. (a)	130,275	2,322,803
Pacific Sunwear of California, Inc. (a)(c)	112,372	457,354
Penske Automotive Group, Inc. (a)	76,736	1,002,172
Perfumania Holdings, Inc. (a)	1,076	10,114
PetSmart, Inc.	208,249	6,613,988
Pier 1 Imports, Inc. (a)	177,479	1,410,958
Rent-A-Center, Inc. (a)(c)	112,857	2,733,397
rue21, Inc.	26,424	897,095
Sally Beauty Holdings, Inc. (a)(c)	163,591	1,539,391
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Select Comfort Corp. (a)(c)	92,887	$ 1,042,192
Shoe Carnival, Inc. (a)	16,571	415,435
Signet Jewelers Ltd. (a)	142,508	4,424,873
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(c)	62,332	616,463
Stage Stores, Inc.	64,870	919,208
Stein Mart, Inc. (a)	47,302	376,997
Syms Corp. (a)	14	100
Systemax, Inc. (c)	13,249	255,573
Talbots, Inc. (a)	90,833	1,366,128
The Buckle, Inc. (c)	45,521	1,618,272
The Cato Corp. Class A (sub. vtg.)	48,536	1,151,759
The Children's Place Retail Stores, Inc. (a)(c)	33,110	1,560,474
The Men's Wearhouse, Inc.	78,482	1,706,199
The Pep Boys - Manny, Moe & Jack	86,239	1,063,327
Tractor Supply Co.	60,798	4,119,672
Trans World Entertainment Corp. (a)	16,560	30,967
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	60,032	1,535,619
Vitamin Shoppe, Inc.	20,000	512,400
West Marine, Inc. (a)(c)	25,817	287,343
Wet Seal, Inc. Class A (a)	163,450	670,145
Williams-Sonoma, Inc.	162,034	4,841,576
Winmark Corp.	2,614	81,531
Zale Corp. (a)	48,284	130,367
Zumiez, Inc. (a)(c)	35,174	602,179
		129,387,533
Textiles, Apparel & Luxury Goods - 1.2%
American Apparel, Inc. (a)	61,564	97,271
Carter's, Inc. (a)	97,615	2,983,114
Cherokee, Inc.	25,151	515,344
Columbia Sportswear Co.	25,278	1,293,728
Crocs, Inc. (a)(c)	135,260	1,399,941
Culp, Inc. (a)	17,306	226,709
Deckers Outdoor Corp. (a)	21,313	3,084,417
Delta Apparel, Inc. (a)	6,654	112,120
Forward Industries, Inc. (NY Shares) (a)	5,267	28,073
Fossil, Inc. (a)(c)	80,126	3,004,725
G-III Apparel Group Ltd. (a)	29,271	839,200
Hanesbrands, Inc. (a)(c)	157,995	4,310,104
Heelys, Inc. (a)	13,425	36,785
Iconix Brand Group, Inc. (a)(c)	122,174	1,985,328
Joe's Jeans, Inc. (a)(c)	72,989	164,225
Jones Apparel Group, Inc.	145,648	2,860,527
K-Swiss, Inc. Class A (a)	56,003	698,357
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	22,360	263,177
Liz Claiborne, Inc. (a)(c)	162,176	994,139
Maidenform Brands, Inc. (a)	39,398	911,670
Movado Group, Inc. (a)(c)	32,966	404,822

	Shares	Value
Oxford Industries, Inc.	23,527	$ 490,303
Perry Ellis International, Inc. (a)	21,118	508,099
Phillips-Van Heusen Corp.	86,235	4,719,642
Quiksilver, Inc. (a)	215,528	1,004,360
R.G. Barry Corp.	22,932	249,500
Rocky Brands, Inc. (a)	2,631	21,627
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	54,217	2,042,897
Steven Madden Ltd. (a)	42,243	1,424,856
Tandy Brands Accessories, Inc. (a)	1,058	4,200
Timberland Co. Class A (a)	76,838	1,476,058
True Religion Apparel, Inc. (a)(c)	43,839	1,210,395
Under Armour, Inc. Class A (sub. vtg.) (a)(c)	61,713	2,079,111
Unifi, Inc. (a)	73,841	291,672
Unifirst Corp.	23,218	1,044,810
Volcom, Inc. (a)(c)	29,822	595,247
Warnaco Group, Inc. (a)	78,385	3,338,417
Weyco Group, Inc.	14,549	334,482
Wolverine World Wide, Inc.	83,760	2,403,912
		49,453,364
TOTAL CONSUMER DISCRETIONARY		603,258,794
CONSUMER STAPLES - 3.3%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	17,122	1,130,908
Celsius Holdings, Inc. (a)	11,000	25,630
Central European Distribution Corp. (a)	103,331	2,641,140
Coca-Cola Bottling Co. Consolidated	9,830	489,141
Crystal Rock Holdings, Inc. (a)	4,384	3,156
Hansen Natural Corp. (a)	117,758	4,598,450
Jones Soda Co. (a)	20,735	21,564
MGP Ingredients, Inc. (a)	21,690	147,275
National Beverage Corp.	17,947	214,287
		9,271,551
Food & Staples Retailing - 0.5%
Andersons, Inc.	30,048	983,471
Arden Group, Inc. Class A	2,161	192,437
BJ's Wholesale Club, Inc. (a)	91,356	3,660,635
Casey's General Stores, Inc.	84,951	3,132,143
Ingles Markets, Inc. Class A	31,589	479,837
Nash-Finch Co.	23,268	840,207
PriceSmart, Inc.	31,140	747,671
Rite Aid Corp. (a)(c)	1,026,856	1,180,884
Ruddick Corp.	70,396	2,324,476
Spartan Stores, Inc.	41,870	638,099
Susser Holdings Corp. (a)	26,144	262,224
The Great Atlantic & Pacific Tea Co. (a)(c)	56,158	302,692
The Pantry, Inc. (a)	40,022	611,936
United Natural Foods, Inc. (a)(c)	68,156	2,116,244
Village Super Market, Inc. Class A	8,400	225,792
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Weis Markets, Inc.	22,150	$ 748,006
Winn-Dixie Stores, Inc. (a)(c)	94,928	1,063,194
		19,509,948
Food Products - 1.6%
Alico, Inc.	6,793	172,542
American Italian Pasta Co. Class A (a)	36,408	1,416,635
B&G Foods, Inc. Class A	79,217	839,700
Bridgford Foods Corp.	4,789	66,088
Bunge Ltd. (c)	228,327	11,133,225
Cal-Maine Foods, Inc. (c)	22,264	720,686
Calavo Growers, Inc. (c)	22,506	359,421
Chiquita Brands International, Inc. (a)(c)	78,749	972,550
Corn Products International, Inc.	125,246	4,176,954
Darling International, Inc. (a)	141,208	1,129,664
Del Monte Foods Co.	336,073	4,899,944
Diamond Foods, Inc. (c)	35,461	1,469,858
Dole Food Co., Inc. (c)	62,138	568,563
Farmer Brothers Co.	8,050	140,795
Flowers Foods, Inc. (c)	143,271	3,540,226
Fresh Del Monte Produce, Inc. (a)	72,026	1,440,520
Green Mountain Coffee Roasters, Inc. (a)(c)	198,171	4,686,744
Griffin Land & Nurseries, Inc.	1,112	30,246
Hain Celestial Group, Inc. (a)(c)	72,386	1,560,642
Harbinger Group, Inc. (a)	6,888	44,772
HQ Sustainable Maritime Industries, Inc. (a)	22,359	109,559
Imperial Sugar Co.	28,869	304,857
Inventure Foods, Inc. (a)	3,448	11,172
J&J Snack Foods Corp.	24,625	1,094,089
John B. Sanfilippo & Son, Inc. (a)	18,703	273,064
Lancaster Colony Corp.	34,396	1,880,085
Lance, Inc.	55,932	1,079,488
Lifeway Foods, Inc. (a)(c)	9,724	101,810
Omega Protein Corp. (a)	35,400	156,822
Overhill Farms, Inc. (a)	28,537	175,217
Pilgrims Pride Corp. (a)	79,897	637,578
Ralcorp Holdings, Inc. (a)	92,129	5,534,189
Reddy Ice Holdings, Inc. (a)	45,654	182,159
Sanderson Farms, Inc.	29,963	1,643,471
Seneca Foods Group Class A (a)	17,183	506,211
Smart Balance, Inc. (a)	108,478	648,698
Smithfield Foods, Inc. (a)(c)	263,505	4,542,826
Tasty Baking Co.	4,304	32,495
Tootsie Roll Industries, Inc. (c)	40,659	1,018,101
TreeHouse Foods, Inc. (a)(c)	57,943	2,671,172
		61,972,838
Household Products - 0.4%
Cellu Tissue Holdings, Inc.	18,166	164,584
Central Garden & Pet Co. Class A (non-vtg.) (a)	105,505	998,077

	Shares	Value
Church & Dwight Co., Inc.	118,807	$ 7,818,689
Energizer Holdings, Inc. (a)	117,524	6,603,674
Oil-Dri Corp. of America	9,479	186,262
Orchids Paper Products Co. (a)(c)	19,438	266,689
Spectrum Brands, Inc. (a)	13,883	385,114
WD-40 Co.	29,458	961,509
		17,384,598
Personal Products - 0.5%
Alberto-Culver Co.	149,311	4,109,039
Elizabeth Arden, Inc. (a)(c)	50,830	864,110
Herbalife Ltd.	102,383	4,622,592
Inter Parfums, Inc.	27,256	426,011
Mannatech, Inc. (c)	11,829	29,927
MediFast, Inc. (a)(c)	22,081	692,681
NBTY, Inc. (a)(c)	97,075	3,323,848
Nu Skin Enterprises, Inc. Class A	86,054	2,474,913
Nutraceutical International Corp. (a)	19,030	268,894
Parlux Fragrances, Inc. (a)	13,118	23,744
Physicians Formula Holdings, Inc. (a)	15,509	60,020
Prestige Brands Holdings, Inc. (a)	73,745	569,311
Reliv International, Inc.	10,690	29,932
Revlon, Inc. (a)(c)	22,903	317,207
Schiff Nutrition International, Inc.	26,843	190,585
The Female Health Co.	40,896	238,833
USANA Health Sciences, Inc. (a)(c)	14,361	537,819
		18,779,466
Tobacco - 0.1%
Alliance One International, Inc. (a)(c)	159,261	664,118
Star Scientific, Inc. (a)(c)	124,914	191,118
Universal Corp.	41,993	1,716,254
Vector Group Ltd. (c)	65,091	1,021,929
		3,593,419
TOTAL CONSUMER STAPLES		130,511,820
ENERGY - 6.2%
Energy Equipment & Services - 1.8%
Allis-Chalmers Energy, Inc. (a)(c)	71,917	207,121
Atwood Oceanics, Inc. (a)	92,497	2,511,294
Basic Energy Services, Inc. (a)	52,446	427,959
Bolt Technology Corp. (a)	20,982	182,753
Boots & Coots/International Well Control, Inc. (a)	139,284	410,888
Bristow Group, Inc. (a)(c)	58,301	1,894,783
Bronco Drilling Co., Inc. (a)	49,438	180,449
Cal Dive International, Inc. (a)	160,940	888,389
Carbo Ceramics, Inc.	33,754	2,183,884
Complete Production Services, Inc. (a)	103,367	1,344,805
Dawson Geophysical Co. (a)(c)	16,219	364,603
Dresser-Rand Group, Inc. (a)(c)	136,605	4,348,137
Dril-Quip, Inc. (a)(c)	50,621	2,465,749
ENGlobal Corp. (a)(c)	44,577	118,575
Exterran Holdings, Inc. (a)(c)	104,775	2,671,763
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Geokinetics, Inc. (a)	29,001	$ 154,575
Global Geophysical Services, Inc. (a)	7,373	68,716
Global Industries Ltd. (a)	177,942	928,857
Gulf Island Fabrication, Inc.	26,386	482,072
Gulfmark Offshore, Inc. Class A (a)	43,348	1,133,117
Helix Energy Solutions Group, Inc. (a)	160,860	1,751,765
Hercules Offshore, Inc. (a)(c)	197,324	615,651
Hornbeck Offshore Services, Inc. (a)	41,550	634,884
ION Geophysical Corp. (a)(c)	151,705	823,758
Key Energy Services, Inc. (a)(c)	205,536	1,964,924
Lufkin Industries, Inc.	25,451	2,029,208
Matrix Service Co. (a)	52,760	519,158
Mitcham Industries, Inc. (a)	14,875	92,523
Natural Gas Services Group, Inc. (a)	22,146	355,665
Newpark Resources, Inc. (a)	156,719	1,006,136
Oceaneering International, Inc. (a)	85,005	3,933,181
Oil States International, Inc. (a)(c)	82,291	3,212,641
Omni Energy Services Corp. (a)	31,673	64,930
OYO Geospace Corp. (a)	9,619	438,915
Parker Drilling Co. (a)	199,696	960,538
Patterson-UTI Energy, Inc.	266,728	3,742,194
PHI, Inc. (non-vtg.) (a)	25,550	450,447
Pioneer Drilling Co. (a)	83,526	495,309
Pride International, Inc. (a)	265,226	6,569,648
Royale Energy, Inc. (a)(c)	5,582	11,611
RPC, Inc.	54,462	614,876
SEACOR Holdings, Inc. (a)	31,854	2,324,705
Seahawk Drilling, Inc. (a)	19,510	235,876
Sulphco, Inc. (a)(c)	85,471	27,864
Superior Energy Services, Inc. (a)	130,908	2,848,558
Superior Well Services, Inc. (a)(c)	47,570	718,783
T-3 Energy Services, Inc. (a)	23,204	618,851
Tesco Corp. (a)	58,502	656,977
TETRA Technologies, Inc. (a)	128,741	1,295,134
TGC Industries, Inc.	14,752	49,862
Tidewater, Inc.	85,541	3,576,469
Trico Marine Services, Inc. (a)(c)	25,908	37,826
Union Drilling, Inc. (a)	29,459	160,257
Unit Corp. (a)(c)	80,560	3,294,098
Willbros Group, Inc. (a)	69,552	646,138
		69,747,849
Oil, Gas & Consumable Fuels - 4.4%
Abraxas Petroleum Corp. (a)(c)	155,627	407,743
Adams Resources & Energy, Inc.	14,021	238,357
Alon USA Energy, Inc. (c)	31,382	211,829
Alpha Natural Resources, Inc. (a)	203,877	7,822,760
American Oil & Gas, Inc. NV (a)	100,763	648,914
APCO Argentina, Inc.	21,682	612,517
Approach Resources, Inc. (a)	29,695	212,913
Arch Coal, Inc.	277,570	5,981,634
Arena Resources, Inc. (a)	63,726	2,095,311

	Shares	Value
Atlas Energy, Inc. (a)	131,989	$ 4,075,820
ATP Oil & Gas Corp. (a)(c)	72,527	771,687
Barnwell Industries, Inc. (a)	3,174	11,426
Berry Petroleum Co. Class A	78,301	2,406,973
Bill Barrett Corp. (a)(c)	56,268	1,832,086
BioFuel Energy Corp. (a)(c)	20,000	41,000
BPZ Energy, Inc. (a)(c)	179,790	920,525
Brigham Exploration Co. (a)(c)	192,126	3,300,725
Callon Petroleum Co. (a)	52,207	297,580
Cano Petroleum, Inc. (a)	62,407	69,272
Carrizo Oil & Gas, Inc. (a)(c)	47,598	844,389
Cheniere Energy, Inc. (a)(c)	117,337	332,064
Cimarex Energy Co.	141,023	10,362,370
Clayton Williams Energy, Inc. (a)	16,504	749,282
Clean Energy Fuels Corp. (a)(c)	66,584	993,433
Cloud Peak Energy, Inc.	55,125	813,645
CNX Gas Corp. (a)(c)	5,245	200,569
Cobalt International Energy, Inc.	104,801	733,607
Comstock Resources, Inc. (a)(c)	78,737	2,349,512
Concho Resources, Inc. (a)	128,698	6,698,731
Contango Oil & Gas Co. (a)(c)	23,625	1,187,865
Continental Resources, Inc. (a)	52,145	2,459,158
CREDO Petroleum Corp. (a)(c)	9,108	77,509
Crimson Exploration, Inc. (a)	42,934	118,498
Crosstex Energy, Inc. (a)	81,698	552,278
Crude Carriers Corp.	25,660	419,541
CVR Energy, Inc. (a)	99,654	753,384
Delek US Holdings, Inc.	31,238	207,108
Delta Petroleum Corp. (a)(c)	308,925	364,532
DHT Holdings, Inc.	97,648	405,239
Double Eagle Petroleum Co. (a)	12,444	55,998
Endeavor International Corp. (a)(c)	211,586	289,873
Energy Partners Ltd. (a)	57,244	726,999
Evergreen Energy, Inc. (a)	593,587	113,375
Evolution Petroleum Corp. (a)	8,208	46,375
EXCO Resources, Inc.	292,389	5,043,710
Forest Oil Corp. (a)	173,771	4,629,259
Frontier Oil Corp. (c)	178,406	2,481,627
FX Energy, Inc. (a)(c)	79,271	285,376
Gasco Energy, Inc. (a)	127,719	45,979
Gastar Exploration Ltd. (a)	81,867	344,660
General Maritime Corp. (c)	95,653	660,962
Geomet, Inc. (a)	38,693	48,753
Georesources, Inc. (a)	22,164	317,388
GMX Resources, Inc. (a)(c)	54,042	368,566
Goodrich Petroleum Corp. (a)(c)	46,638	570,849
Green Plains Renewable Energy, Inc. (a)	28,094	312,124
Gulfport Energy Corp. (a)(c)	47,797	627,575
Harvest Natural Resources, Inc. (a)(c)	68,202	516,289
HKN, Inc. (a)	2,038	6,399
Holly Corp. (c)	70,356	1,822,220
Houston American Energy Corp. (c)	29,483	356,744
Hyperdynamics Corp. (a)(c)	116,757	121,427
International Coal Group, Inc. (a)(c)	250,803	1,085,977
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Isramco, Inc. (a)	399	$ 20,353
James River Coal Co. (a)(c)	48,620	779,865
Kodiak Oil & Gas Corp. (a)	196,526	636,744
Magellan Petroleum Corp. (a)	75,616	130,816
Magnum Hunter Resources Corp. (a)(c)	78,465	380,555
Mariner Energy, Inc. (a)(c)	173,254	3,704,171
McMoRan Exploration Co. (a)(c)	132,536	1,424,762
National Coal Corp. (a)	29,899	12,940
Newfield Exploration Co. (a)	223,554	11,638,221
NGAS Resources, Inc. (a)(c)	88,883	99,549
Northern Oil & Gas, Inc. (a)(c)	73,196	1,056,218
Overseas Shipholding Group, Inc.	46,846	1,812,472
Pacific Ethanol, Inc. (a)(c)	101,225	79,968
Panhandle Royalty Co. Class A	14,442	363,072
Patriot Coal Corp. (a)(c)	129,449	2,157,915
Penn Virginia Corp.	76,571	1,676,139
Petrohawk Energy Corp. (a)	510,541	9,817,703
Petroleum Development Corp. (a)	35,089	722,833
Petroquest Energy, Inc. (a)(c)	111,657	701,206
Plains Exploration & Production Co. (a)	237,693	5,253,015
PostRock Energy Corp. (a)	8,636	41,712
PrimeEnergy Corp. (a)	1,965	39,162
Quicksilver Resources, Inc. (a)(c)	206,887	2,526,090
Ram Energy Resources, Inc. (a)	105,657	179,617
Rentech, Inc. (a)(c)	368,786	387,225
Resolute Energy Corp. (a)(c)	75,755	953,755
Rex Energy Corp. (a)	57,068	596,361
Rex Stores Corp. (a)	16,822	302,796
Rosetta Resources, Inc. (a)	89,169	1,955,476
SandRidge Energy, Inc. (a)(c)	309,928	1,995,936
Ship Finance International Ltd. (NY Shares) (c)	69,983	1,265,293
Southern Union Co.	175,807	3,827,318
St. Mary Land & Exploration Co.	105,153	4,546,816
Stone Energy Corp. (a)(c)	76,183	1,021,614
Swift Energy Co. (a)	63,100	1,744,715
Syntroleum Corp. (a)	146,427	300,175
Teekay Corp.	73,602	1,856,978
Toreador Resources Corp. (a)(c)	38,722	272,603
Tri-Valley Corp. (a)(c)	35,638	36,707
Ultra Petroleum Corp. (a)	255,353	11,751,345
Uranium Energy Corp. (a)	115,568	297,010
Uranium Resources, Inc. (a)	93,419	43,907
USEC, Inc. (a)(c)	196,007	1,034,917
Vaalco Energy, Inc.	133,882	714,930
Venoco, Inc. (a)(c)	36,965	534,884
Verenium Corp. (a)(c)	21,835	69,435
W&T Offshore, Inc.	68,574	667,911
Warren Resources, Inc. (a)	150,391	454,181
Western Refining, Inc. (a)(c)	108,273	569,516
Westmoreland Coal Co. (a)	15,985	165,764

	Shares	Value
Whiting Petroleum Corp. (a)(c)	85,027	$ 7,117,610
World Fuel Services Corp.	99,639	2,593,603
Zion Oil & Gas, Inc. (a)(c)	36,125	189,656
Zion Oil & Gas, Inc. rights 6/30/10 (a)	18,063	4,516
		175,988,341
TOTAL ENERGY		245,736,190
FINANCIALS - 20.9%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)(c)	70,450	5,047,743
Arlington Asset Investment Corp. (c)	14,585	277,115
Artio Global Investors, Inc. Class A	40,364	746,330
BGC Partners, Inc. Class A	89,351	556,657
BlackRock, Inc. Class A	72,133	12,109,688
Calamos Asset Management, Inc. Class A	35,085	385,935
Cohen & Steers, Inc.	35,219	852,300
Cowen Group, Inc. Class A (a)	64,791	307,109
Deerfield Capital Corp. (a)	4,454	24,452
Diamond Hill Investment Group, Inc.	5,018	331,037
Duff & Phelps Corp. Class A	38,748	522,711
Eaton Vance Corp. (non-vtg.)	197,434	5,901,302
Epoch Holding Corp.	26,352	312,535
Evercore Partners, Inc. Class A	28,565	931,219
FBR Capital Markets Corp. (a)	75,465	305,633
Financial Engines, Inc. (a)	20,724	315,834
FirstCity Financial Corp. (a)	5,260	33,454
GAMCO Investors, Inc. Class A	11,674	462,641
GFI Group, Inc.	114,176	690,765
Gleacher & Co., Inc. (a)	125,119	492,969
GLG Partners, Inc. (a)(c)	287,912	1,226,505
Greenhill & Co., Inc.	48,032	3,328,137
HFF, Inc. (a)	24,504	193,582
International Assets Holding Corp. (a)(c)	27,726	453,597
Investment Technology Group, Inc. (a)	74,508	1,256,205
Jefferies Group, Inc. (c)	185,595	4,329,931
JMP Group, Inc.	36,056	253,113
KBW, Inc. (a)(c)	60,622	1,521,006
Knight Capital Group, Inc. Class A (a)(c)	160,266	2,341,486
LaBranche & Co., Inc. (a)(c)	96,092	408,391
Ladenburg Thalmann Financial Services, Inc. (a)(c)	173,950	255,707
Merriman Curhan Ford Group, Inc. (a)	10,677	6,193
MF Global Holdings Ltd. (a)(c)	173,316	1,334,533
National Holdings Corp. (a)	1,000	550
optionsXpress Holdings, Inc. (a)	78,460	1,259,283
Penson Worldwide, Inc. (a)(c)	41,511	280,614
Piper Jaffray Companies (a)	34,407	1,139,216
Pzena Investment Management, Inc.	13,002	91,144
Raymond James Financial, Inc.	168,013	4,749,728
Riskmetrics Group, Inc. (a)	50,554	1,093,483
Rodman & Renshaw Capital Group, Inc. (a)	48,067	172,561
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Safeguard Scientifics, Inc. (a)	35,455	$ 400,642
Sanders Morris Harris Group, Inc.	38,209	204,036
SEI Investments Co.	265,799	5,605,701
Siebert Financial Corp. (a)	7,668	16,793
Stifel Financial Corp. (a)(c)	51,132	2,590,858
SWS Group, Inc.	58,190	584,228
TD Ameritrade Holding Corp. (a)	399,656	7,085,901
Teton Advisors, Inc.	145	1,457
Thomas Weisel Partners Group, Inc. (a)(c)	37,769	259,095
TradeStation Group, Inc. (a)	61,371	436,348
U.S. Global Investments, Inc. Class A	25,419	180,475
Virtus Investment Partners, Inc. (a)	9,510	216,733
Waddell & Reed Financial, Inc. Class A (c)	147,183	3,945,976
Westwood Holdings Group, Inc.	12,700	471,805
		78,302,442
Commercial Banks - 4.2%
1st Source Corp.	27,385	526,614
1st United Bancorp, Inc. (a)	5,000	39,500
Alliance Financial Corp.	10,655	295,996
American National Bankshares, Inc.	10,983	221,198
Ameris Bancorp (c)	41,405	466,634
AmeriServ Financial, Inc. (a)(c)	8,597	15,131
Ames National Corp.	14,284	266,539
Arrow Financial Corp.	24,145	615,215
Associated Banc-Corp.	288,609	3,876,019
Athens Bancshares Corp. (a)	7,000	73,850
BancFirst Corp.	16,423	651,829
Bancorp Rhode Island, Inc.	2,128	60,840
Bancorp, Inc., Delaware (a)	47,087	375,283
BancorpSouth, Inc.	134,308	2,604,232
BancTrust Financial Group, Inc. (c)	17,257	76,449
Bank of Florida Corp. (a)(c)	39,903	25,418
Bank of Florida Corp. rights (a)	119,709	1
Bank of Granite Corp. (a)	46,225	61,942
Bank of Hawaii Corp.	81,314	3,905,511
Bank of Marin Bancorp (c)	11,021	343,525
Bank of the Ozarks, Inc. (c)	28,188	994,755
Banner Corp. (c)	75,904	327,146
Bar Harbor Bankshares	9,461	252,136
BOK Financial Corp.	37,973	1,919,535
Boston Private Financial Holdings, Inc.	127,232	931,338
Bridge Bancorp, Inc.	7,554	168,152
Bryn Mawr Bank Corp.	9,337	163,211
Cadence Financial Corp. (a)	15,524	25,615
Camden National Corp.	14,775	463,935
Cape Bancorp, Inc. (a)	4,572	32,598
Capital Bank Corp.	4,787	18,621
Capital City Bank Group, Inc. (c)	22,342	335,353
CapitalSource, Inc.	450,279	2,044,267

	Shares	Value
Capitol Bancorp Ltd. (a)(c)	48,987	$ 92,585
Cardinal Financial Corp.	54,820	575,610
Cascade Bancorp (a)(c)	37,466	22,480
Cascade Financial Corp. (a)	13,915	19,759
Cathay General Bancorp	131,886	1,453,384
Center Bancorp, Inc.	11,222	82,706
Center Financial Corp. (a)	38,580	225,307
Centerstate Banks of Florida, Inc.	42,411	490,695
Central Pacific Financial Corp. (a)(c)	65,219	157,178
Century Bancorp, Inc. Class A (non-vtg.)	3,595	72,907
Chemical Financial Corp.	45,150	1,093,533
Chicopee Bancorp, Inc. (a)	5,000	58,500
Citizens & Northern Corp.	9,916	125,338
Citizens Banking Corp., Michigan (a)(c)	689,991	758,990
Citizens Financial Services, Inc.	1,560	43,524
Citizens Holding Co.	1,448	29,438
City Holding Co. (c)	32,814	1,053,001
City National Corp.	70,927	4,091,069
CNB Financial Corp., Pennsylvania	4,148	59,648
CoBiz, Inc.	70,344	466,381
Colony Bankcorp, Inc. (c)	4,000	28,560
Columbia Banking Systems, Inc.	48,336	1,079,343
Commerce Bancshares, Inc.	114,962	4,273,138
Community Bank System, Inc.	58,154	1,328,819
Community Capital Corp. (a)	2,185	8,019
Community Trust Bancorp, Inc.	31,933	856,443
Cullen/Frost Bankers, Inc.	95,937	5,265,023
CVB Financial Corp. (c)	162,624	1,614,856
Danvers Bancorp, Inc.	42,347	670,353
Dearborn Bancorp, Inc. (a)(c)	38,889	95,667
Eagle Bancorp, Inc., Maryland (a)(c)	36,239	472,194
East West Bancorp, Inc.	188,917	3,211,589
Eastern Virgina Bankshares, Inc.	3,012	20,964
Emclaire Financial Corp.	1,500	23,100
Encore Bancshares, Inc. (a)	2,804	29,190
Enterprise Bancorp, Inc.	756	8,422
Enterprise Financial Services Corp.	26,895	270,564
Farmers Capital Bank Corp.	3,670	25,029
Fidelity Southern Corp.	5,089	36,132
Financial Institutions, Inc.	19,738	376,601
First Bancorp, North Carolina	31,729	512,106
First Bancorp, Puerto Rico (c)	159,992	212,789
First Busey Corp.	115,688	542,577
First California Financial Group, Inc. (a)(c)	35,194	103,470
First Citizen Bancshares, Inc.	10,309	2,061,800
First Commonwealth Financial Corp.	146,343	765,374
First Community Bancshares, Inc.	34,379	552,127
First Financial Bancorp, Ohio	97,289	1,546,409
First Financial Bankshares, Inc. (c)	37,534	1,883,456
First Financial Corp., Indiana	24,105	683,377
First Interstate Bancsystem, Inc.	21,217	334,168
First M&F Corp.	1,684	7,005
First Mariner Bancorp, Inc. (a)	999	1,289
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Merchants Corp.	49,539	$ 427,522
First Midwest Bancorp, Inc., Delaware	123,256	1,709,561
First of Long Island Corp.	11,157	282,830
First Security Group, Inc.	10,700	28,355
First South Bancorp, Inc., Virginia (c)	5,916	80,339
First State Bancorp. (a)(c)	23,559	12,010
First United Corp.	5,930	34,098
Firstbank Corp., Michigan	7,615	39,979
FirstMerit Corp.	174,782	3,257,936
FNB Corp., North Carolina (c)	14,866	19,028
FNB Corp., Pennsylvania	196,562	1,609,843
Fulton Financial Corp.	335,937	3,342,573
German American Bancorp, Inc. (c)	17,151	273,730
Glacier Bancorp, Inc.	121,616	1,928,830
Great Southern Bancorp, Inc.	21,585	532,934
Green Bankshares, Inc. (a)(c)	21,440	247,846
Guaranty Bancorp (a)	68,760	102,452
Hampton Roads Bankshares, Inc. (c)	68,693	134,638
Hancock Holding Co.	54,948	2,100,662
Hanmi Financial Corp. (a)(c)	125,574	290,076
Hawthorn Bancshares, Inc.	5,622	67,183
Heartland Financial USA, Inc.	26,001	464,898
Heritage Commerce Corp. (a)	8,124	36,558
Heritage Financial Corp., Washington (a)	13,067	195,613
Home Bancorp, Inc. (a)	9,607	131,039
Home Bancshares, Inc.	47,909	1,129,694
Hudson Valley Holding Corp.	23,305	557,456
IBERIABANK Corp. (c)	44,256	2,430,982
Independent Bank Corp., Massachusetts	41,219	998,324
Independent Bank Corp., Michigan (c)	20,910	17,774
Integra Bank Corp. (c)	19,801	18,415
International Bancshares Corp.	91,328	1,803,728
Intervest Bancshares Corp. Class A (a)	9,743	52,515
Investors Bancorp, Inc. (a)	86,345	1,179,473
Lakeland Bancorp, Inc. (c)	47,481	471,961
Lakeland Financial Corp.	28,315	571,963
Macatawa Bank Corp. (a)(c)	20,513	35,898
MainSource Financial Group, Inc.	39,648	329,475
MB Financial, Inc.	90,710	1,982,014
MBT Financial Corp. (c)	10,000	26,700
Mercantile Bancorp, Inc., Illinois (a)(c)	5,364	17,165
Mercantile Bank Corp.	8,789	52,295
Merchants Bancshares, Inc.	11,980	273,983
Metro Bancorp, Inc. (a)(c)	25,341	329,180
Metrocorp Bancshares, Inc. (a)	4,282	14,730
Midsouth Bancorp, Inc.	24,320	372,096
MidWestOne Financial Group, Inc.	3,324	55,577
Nara Bancorp, Inc. (a)(c)	69,089	527,149
National Bankshares, Inc.	9,586	237,445
National Penn Bancshares, Inc.	220,428	1,540,792
NBT Bancorp, Inc.	62,264	1,366,695

	Shares	Value
NewBridge Bancorp (a)	11,690	$ 49,098
North Valley Bancorp (a)	11,383	26,181
Northern States Financial Corp. (a)	2,836	9,047
Northfield Bancorp, Inc.	44,462	646,477
Northrim Bancorp, Inc.	10,013	172,424
Ohio Valley Banc Corp. (c)	6,000	121,740
Old National Bancorp, Indiana	150,013	1,722,149
Old Second Bancorp, Inc. (c)	34,774	143,269
Oriental Financial Group, Inc.	51,609	706,011
Orrstown Financial Services, Inc.	6,791	165,836
PAB Bankshares, Inc. (a)(c)	7,901	11,852
Pacific Capital Bancorp (a)(c)	92,066	149,147
Pacific Continental Corp.	35,781	396,811
Pacific Mercantile Bancorp (a)	7,285	30,888
PacWest Bancorp	52,410	1,092,224
Park National Corp. (c)	20,321	1,314,769
Peapack-Gladstone Financial Corp.	14,231	189,272
Peoples Bancorp, Inc.	16,960	257,283
Peoples Financial Corp., Mississippi	6,457	85,943
Pinnacle Financial Partners, Inc. (a)(c)	59,445	812,613
Popular, Inc. (a)	1,094,029	3,314,908
Preferred Bank, Los Angeles California (a)(c)	10,547	23,203
Premier Financial Bancorp, Inc.	1,360	11,546
PremierWest Bancorp (a)(c)	19,543	12,898
Princeton National Bancorp, Inc. (c)	2,512	19,116
PrivateBancorp, Inc.	125,849	1,667,499
Prosperity Bancshares, Inc.	79,070	2,849,683
QCR Holdings, Inc.	4,300	41,925
Renasant Corp. (c)	47,726	684,868
Republic Bancorp, Inc., Kentucky Class A	22,049	510,434
Republic First Bancorp, Inc. (a)	25,520	75,794
Royal Bancshares of Pennsylvania, Inc. Class A (a)(c)	6,704	21,118
S&T Bancorp, Inc. (c)	48,624	1,048,820
S.Y. Bancorp, Inc.	24,038	563,451
Sandy Spring Bancorp, Inc.	29,984	464,152
Santander Bancorp (a)	11,912	132,819
Savannah Bancorp, Inc.	3,956	40,905
SCBT Financial Corp.	22,736	813,721
Seacoast Banking Corp., Florida (a)(c)	108,195	204,489
Shore Bancshares, Inc.	14,795	189,524
Sierra Bancorp (c)	23,690	293,282
Signature Bank, New York (a)	69,886	2,644,486
Simmons First National Corp. Class A	28,518	751,734
Smithtown Bancorp, Inc.	35,501	95,853
South Financial Group, Inc. (c)	404,884	110,209
Southside Bancshares, Inc.	31,479	637,450
Southwest Bancorp, Inc., Oklahoma	31,775	491,242
Southwest Georgia Financial Corp.	835	8,141
State Bancorp, Inc., New York	10,592	97,446
StellarOne Corp.	43,365	596,702
Sterling Bancorp, New York	49,845	477,017
Sterling Bancshares, Inc.	189,274	1,012,616
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sterling Financial Corp., Washington (a)(c)	139,340	$ 118,439
Suffolk Bancorp	24,189	762,437
Summit Financial Group, Inc.	1,800	7,182
Sun Bancorp, Inc., New Jersey (c)	26,455	125,926
Superior Bancorp (a)(c)	14,301	41,187
Susquehanna Bancshares, Inc., Pennsylvania	212,645	1,864,897
SVB Financial Group (a)(c)	69,660	3,124,948
Synovus Financial Corp. (c)	720,147	2,131,635
Taylor Capital Group, Inc. (a)(c)	13,878	176,945
TCF Financial Corp. (c)	229,827	3,709,408
Tennessee Commerce Bancorp, Inc. (a)	4,775	38,773
Texas Capital Bancshares, Inc. (a)	62,020	1,133,105
The First Bancorp, Inc.	5,966	87,820
TIB Financial Corp. (c)	7,059	5,294
Tompkins Financial Corp.	19,783	787,759
Tower Bancorp, Inc.	14,699	346,308
TowneBank (c)	45,569	663,940
Trico Bancshares	28,113	514,187
Trustmark Corp.	95,318	2,132,264
UMB Financial Corp.	58,850	2,292,208
Umpqua Holdings Corp.	193,039	2,424,570
Union/First Market Bankshares Corp.	34,897	543,695
United Bankshares, Inc., West Virginia (c)	73,808	1,986,911
United Community Banks, Inc., Georgia (c)	161,206	747,190
United Security Bancshares, Inc. (c)	7,707	108,515
United Security Bancshares, California (c)	6,718	31,911
Univest Corp. of Pennsylvania	30,083	579,399
Valley National Bancorp	274,310	3,966,523
Virginia Commerce Bancorp, Inc. (a)	43,311	288,884
VIST Financial Corp.	2,051	17,126
Washington Banking Co., Oak Harbor	28,921	379,733
Washington Trust Bancorp, Inc. (c)	28,364	517,643
Webster Financial Corp.	123,924	2,373,145
WesBanco, Inc.	47,130	886,987
West Bancorp., Inc. (c)	13,500	107,730
West Coast Bancorp (c)	60,908	170,542
Westamerica Bancorp. (c)	50,498	2,811,224
Western Alliance Bancorp. (a)(c)	114,065	918,223
Whitney Holding Corp.	166,676	1,975,111
Wilber Corp.	466	3,024
Wilmington Trust Corp., Delaware (c)	152,771	2,303,787
Wilshire Bancorp, Inc. (c)	46,235	470,672
Wintrust Financial Corp. (c)	51,550	1,838,273
Yadkin Valley Financial Corp. (c)	11,279	49,402
		169,369,353
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	87,866	424,393

	Shares	Value
AmeriCredit Corp. (a)(c)	114,021	$ 2,465,134
Cardtronics, Inc. (a)	37,000	479,150
Cash America International, Inc.	50,082	1,850,530
CompuCredit Holdings Corp. (c)	57,820	264,816
Consumer Portfolio Services, Inc. (a)	11,918	18,235
Credit Acceptance Corp. (a)	10,231	487,712
Dollar Financial Corp. (a)(c)	41,594	840,199
EZCORP, Inc. (non-vtg.) Class A (a)	76,253	1,396,192
First Cash Financial Services, Inc. (a)	47,709	1,003,320
First Marblehead Corp. (a)(c)	112,828	315,918
Nelnet, Inc. Class A	49,826	986,555
QC Holdings, Inc. (c)	10,421	38,037
Rewards Network, Inc.	10,495	112,297
Student Loan Corp.	9,759	286,427
World Acceptance Corp. (a)(c)	24,081	860,414
		11,829,329
Diversified Financial Services - 0.7%
Asset Acceptance Capital Corp. (a)(c)	17,141	101,303
Asta Funding, Inc.	11,285	101,001
California First National Bancorp	373	4,730
Catskill Litigation Trust (a)	1,036	0
CIT Group, Inc. (a)	341,021	12,546,163
Encore Capital Group, Inc. (a)(c)	26,184	547,246
Interactive Brokers Group, Inc. (a)	70,827	1,187,769
Life Partners Holdings, Inc. (c)	18,118	366,346
MarketAxess Holdings, Inc.	49,155	725,528
Marlin Business Services Corp. (a)	11,950	135,035
Medallion Financial Corp.	52,498	385,860
MicroFinancial, Inc.	5,166	19,063
MSCI, Inc. Class A (a)(c)	177,702	5,268,864
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)	49,759	344,830
PHH Corp. (a)(c)	91,036	2,007,344
PICO Holdings, Inc. (a)(c)	35,755	1,190,284
Portfolio Recovery Associates, Inc. (a)(c)	29,020	1,986,709
Primus Guaranty Ltd. (a)	21,499	84,276
Resource America, Inc. Class A	15,458	60,595
		27,062,946
Insurance - 4.8%
21st Century Holding Co.	8,797	33,956
Alleghany Corp.	11,247	3,285,249
Allied World Assurance Co. Holdings Ltd.	67,063	3,011,799
AMBAC Financial Group, Inc. (a)(c)	472,346	566,815
American Equity Investment Life Holding Co.	98,432	926,245
American Financial Group, Inc.	130,064	3,628,786
American Independence Corp. (a)	3,087	14,818
American National Insurance Co.	27,553	2,873,227
American Physicians Capital, Inc.	22,274	690,717
American Physicians Service Group, Inc.	12,510	295,987
American Safety Insurance Group Ltd. (a)	24,056	384,174
Amerisafe, Inc. (a)	41,852	707,299
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Amtrust Financial Services, Inc.	44,803	$ 590,056
Arch Capital Group Ltd. (a)	85,805	6,308,384
Argo Group International Holdings, Ltd.	51,215	1,547,717
Arthur J. Gallagher & Co.	170,255	4,203,596
Aspen Insurance Holdings Ltd.	127,534	3,221,509
Assured Guaranty Ltd.	241,578	4,058,510
Axis Capital Holdings Ltd.	237,465	7,218,936
Baldwin & Lyons, Inc. Class B	14,444	326,001
Brown & Brown, Inc.	194,538	3,812,945
Citizens, Inc. Class A (a)(c)	68,998	470,566
CNA Financial Corp. (a)(c)	48,948	1,276,564
CNA Surety Corp. (a)	30,160	495,227
CNO Financial Group, Inc. (a)	417,904	2,344,441
Crawford & Co. Class B (a)(c)	30,301	101,811
CRM Holdings Ltd. (a)	9,636	3,951
Delphi Financial Group, Inc. Class A	78,895	2,048,903
Donegal Group, Inc. Class A	22,422	290,813
Eastern Insurance Holdings, Inc.	11,883	130,475
eHealth, Inc. (a)	41,388	547,977
EMC Insurance Group (c)	12,011	267,845
Employers Holdings, Inc.	75,628	1,206,267
Endurance Specialty Holdings Ltd.	83,031	3,080,450
Enstar Group Ltd. (a)	12,379	774,925
Erie Indemnity Co. Class A	53,371	2,448,128
Everest Re Group Ltd.	95,538	6,943,702
FBL Financial Group, Inc. Class A	22,205	542,468
Fidelity National Financial, Inc. Class A	386,713	5,576,401
First Acceptance Corp. (a)	24,679	44,669
First Mercury Financial Corp.	45,269	554,998
Flagstone Reinsurance Holdings Ltd.	59,995	709,141
FPIC Insurance Group, Inc. (a)	26,952	735,520
Gainsco, Inc. (a)	39	302
Greenlight Capital Re, Ltd. (a)	51,512	1,250,711
Hallmark Financial Services, Inc. (a)	17,049	173,388
Hanover Insurance Group, Inc. (c)	85,229	3,707,462
Harleysville Group, Inc.	24,711	806,320
HCC Insurance Holdings, Inc.	187,148	4,691,800
Hilltop Holdings, Inc. (a)	91,216	967,802
Horace Mann Educators Corp.	64,924	997,882
Independence Holding Co.	11,587	83,890
Infinity Property & Casualty Corp.	25,867	1,210,576
Investors Title Co.	1,641	51,445
Kansas City Life Insurance Co.	8,684	262,952
Life Quotes, Inc. (a)	779	2,423
Maiden Holdings Ltd.	119,791	831,350
Markel Corp. (a)(c)	16,472	5,691,900
MBIA, Inc. (a)(c)	272,657	2,031,295
Meadowbrook Insurance Group, Inc.	108,435	942,300
Mercer Insurance Group, Inc.	5,069	86,579
Mercury General Corp.	43,106	1,862,610
Montpelier Re Holdings Ltd.	130,127	2,031,282

	Shares	Value
National Financial Partners Corp. (a)(c)	70,801	$ 986,966
National Interstate Corp.	11,081	227,936
National Security Group, Inc.	2,778	35,031
National Western Life Insurance Co. Class A (c)	4,145	692,215
Navigators Group, Inc. (a)	26,518	1,086,177
Nymagic, Inc.	10,520	214,082
Old Republic International Corp.	383,251	5,311,859
OneBeacon Insurance Group Ltd.	54,329	787,227
PartnerRe Ltd.	133,753	9,757,281
Phoenix Companies, Inc. (a)(c)	194,083	547,314
Platinum Underwriters Holdings Ltd.	81,490	2,999,647
PMA Capital Corp. Class A (a)	65,409	442,165
Presidential Life Corp.	42,771	448,668
Primerica, Inc. (a)	29,787	705,952
ProAssurance Corp. (a)	54,780	3,224,351
Protective Life Corp.	143,843	3,095,501
Reinsurance Group of America, Inc.	122,529	5,755,187
RenaissanceRe Holdings Ltd.	106,416	5,752,849
RLI Corp. (c)	33,600	1,852,032
Safety Insurance Group, Inc.	29,997	1,083,792
SeaBright Insurance Holdings, Inc.	51,078	526,614
Selective Insurance Group, Inc.	94,176	1,469,146
StanCorp Financial Group, Inc.	82,350	3,523,757
State Auto Financial Corp.	27,743	501,593
Stewart Information Services Corp. (c)	34,475	365,435
Symetra Financial Corp.	47,126	622,063
The First American Corp.	205,002	6,976,218
Tower Group, Inc.	69,582	1,524,542
Transatlantic Holdings, Inc.	112,257	5,279,447
Unico American Corp.	2,607	24,819
United America Indemnity Ltd. Class A (a)	69,577	553,833
United Fire & Casualty Co.	43,429	927,209
Unitrin, Inc.	77,588	2,070,824
Universal Insurance Holdings, Inc.	43,849	207,406
Validus Holdings Ltd.	154,648	3,798,155
W.R. Berkley Corp.	234,364	6,388,763
Wesco Financial Corp.	2,651	938,056
White Mountains Insurance Group Ltd.	12,960	4,235,328
		190,925,677
Real Estate Investment Trusts - 7.0%
Acadia Realty Trust (SBI)	75,991	1,359,479
Agree Realty Corp.	18,217	433,747
Alexanders, Inc.	4,831	1,567,031
Alexandria Real Estate Equities, Inc. (c)	73,430	4,815,539
AMB Property Corp. (SBI)	273,758	7,098,545
American Campus Communities, Inc.	89,402	2,393,292
American Capital Agency Corp. (c)	43,019	1,129,679
Annaly Capital Management, Inc.	944,176	16,013,225
Anworth Mortgage Asset Corp. (c)	192,099	1,302,431
Apollo Commercial Real Estate Finance, Inc.	25,823	437,442
Arbor Realty Trust, Inc. (a)	24,651	91,702
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ashford Hospitality Trust, Inc. (a)(c)	132,911	$ 1,056,642
Associated Estates Realty Corp.	40,225	551,485
BioMed Realty Trust, Inc.	185,142	3,149,265
Brandywine Realty Trust (SBI)	220,476	2,555,317
BRE Properties, Inc.	103,971	4,248,255
BRT Realty Trust	5,199	31,558
Camden Property Trust (SBI)	107,697	4,915,291
Capital Trust, Inc. Class A (a)(c)	74,422	139,913
CapLease, Inc.	96,091	491,025
Capstead Mortgage Corp. (c)	119,046	1,359,505
Care Investment Trust, Inc.	37,600	327,120
CBL & Associates Properties, Inc.	234,033	3,344,332
Cedar Shopping Centers, Inc.	105,841	727,128
Chesapeake Lodging Trust (a)	15,687	278,287
Chimera Investment Corp.	1,192,461	4,698,296
Cogdell Spencer, Inc.	73,705	494,561
Cohen & Co., Inc. (a)	13,399	60,965
Colonial Properties Trust (SBI)	113,485	1,711,354
Colony Financial, Inc.	27,248	495,641
Corporate Office Properties Trust (SBI)	95,513	3,620,898
Cousins Properties, Inc.	152,155	1,173,115
Crexus Investment Corp.	29,879	389,323
Cypress Sharpridge Investments, Inc.	36,751	481,071
DCT Industrial Trust, Inc.	346,881	1,678,904
Developers Diversified Realty Corp.	321,260	3,675,214
DiamondRock Hospitality Co.	242,084	2,212,648
Digital Realty Trust, Inc.	133,032	7,570,851
Douglas Emmett, Inc.	203,478	3,149,839
Duke Realty LP	381,944	4,537,495
DuPont Fabros Technology, Inc.	91,720	2,342,529
EastGroup Properties, Inc.	43,456	1,607,003
Education Realty Trust, Inc.	99,339	631,796
Entertainment Properties Trust (SBI) (c)	69,753	2,855,688
Equity Lifestyle Properties, Inc.	52,463	2,717,583
Equity One, Inc.	73,035	1,254,011
Essex Property Trust, Inc.	49,730	5,233,088
Excel Trust, Inc. (a)	27,204	331,617
Extra Space Storage, Inc.	147,569	2,219,438
Federal Realty Investment Trust (SBI)	104,019	7,666,200
FelCor Lodging Trust, Inc. (a)	117,823	796,483
First Industrial Realty Trust, Inc. (a)(c)	99,653	666,679
First Potomac Realty Trust	66,963	984,356
Franklin Street Properties Corp.	123,904	1,530,214
Getty Realty Corp.	36,655	818,140
Gladstone Commercial Corp.	27,168	441,208
Glimcher Realty Trust	113,076	787,009
Government Properties Income Trust	34,684	923,288
Gramercy Capital Corp. (a)	64,189	102,061
Hatteras Financial Corp.	59,390	1,645,103
Healthcare Realty Trust, Inc.	99,007	2,270,231
Hersha Hospitality Trust	212,836	1,027,998

	Shares	Value
Highwoods Properties, Inc. (SBI)	117,484	$ 3,461,079
Home Properties, Inc.	55,017	2,675,477
Hospitality Properties Trust (SBI)	205,963	4,634,168
HRPT Properties Trust (SBI)	436,040	2,925,828
Impac Mortgage Holdings, Inc. (a)(c)	12,126	45,715
Inland Real Estate Corp.	126,595	1,054,536
Invesco Mortgage Capital, Inc.	42,511	875,301
Investors Real Estate Trust	141,916	1,238,927
iStar Financial, Inc. (a)(c)	170,223	1,033,254
Kilroy Realty Corp.	85,302	2,806,436
Kite Realty Group Trust	106,870	523,663
LaSalle Hotel Properties (SBI)	116,288	2,616,480
Lexington Corporate Properties Trust (c)	180,186	1,118,955
Liberty Property Trust (SBI)	186,429	5,743,877
LTC Properties, Inc.	40,510	1,040,702
Mack-Cali Realty Corp.	133,795	4,412,559
Medical Properties Trust, Inc. (c)	178,747	1,707,034
MFA Financial, Inc.	466,396	3,418,683
Mid-America Apartment Communities, Inc.	47,056	2,570,669
Mission West Properties, Inc.	44,320	297,387
Monmouth Real Estate Investment Corp. Class A	55,007	397,701
MPG Office Trust, Inc. (a)(c)	97,718	301,949
National Health Investors, Inc.	41,189	1,696,163
National Retail Properties, Inc.	134,665	2,959,937
Nationwide Health Properties, Inc.	197,067	6,993,908
New York Mortgage Trust, Inc.	5,715	42,805
NorthStar Realty Finance Corp. (c)	114,196	359,717
Omega Healthcare Investors, Inc.	139,804	2,776,507
One Liberty Properties, Inc.	26,364	404,424
Parkway Properties, Inc.	41,827	704,785
Pebblebrook Hotel Trust (a)	28,253	579,752
Pennsylvania Real Estate Investment Trust (SBI) (c)	91,555	1,262,543
Pennymac Mortgage Investment Trust	32,176	543,131
Piedmont Office Realty Trust, Inc. Class A	91,768	1,741,757
PMC Commercial Trust	6,561	54,456
Post Properties, Inc.	84,096	2,109,128
Potlatch Corp.	65,058	2,266,621
PS Business Parks, Inc.	33,181	1,788,788
RAIT Financial Trust (SBI) (a)(c)	116,321	291,966
Ramco-Gershenson Properties Trust (SBI)	51,071	552,078
Rayonier, Inc.	135,712	6,090,755
Realty Income Corp. (c)	173,614	5,406,340
Redwood Trust, Inc.	120,596	1,831,853
Regency Centers Corp.	149,154	5,481,410
Resource Capital Corp.	55,342	310,469
Saul Centers, Inc.	15,792	605,623
Senior Housing Properties Trust (SBI)	216,853	4,519,217
SL Green Realty Corp.	130,005	8,098,011
Sovran Self Storage, Inc.	49,330	1,777,360
Starwood Property Trust, Inc.	83,140	1,515,642
Strategic Hotel & Resorts, Inc. (a)(c)	240,971	1,180,758
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc. (c)	44,254	$ 1,309,033
Sunstone Hotel Investors, Inc. (a)	171,825	1,895,230
Supertel Hospitality, Inc., Maryland (a)	13,197	22,435
Tanger Factory Outlet Centers, Inc.	66,675	2,775,014
Taubman Centers, Inc.	88,962	3,602,071
Terreno Realty Corp.	17,736	320,135
The Macerich Co. (c)	214,779	8,883,259
Transcontinental Realty Investors, Inc. (a)(c)	1,497	14,027
U-Store-It Trust	133,857	1,100,305
UDR, Inc.	257,580	5,236,601
UMH Properties, Inc.	4,453	40,522
Universal Health Realty Income Trust (SBI)	25,196	820,634
Urstadt Biddle Properties, Inc.	5,274	76,209
Urstadt Biddle Properties, Inc. Class A	43,601	729,881
Walter Investment Management Corp. (c)	43,945	716,304
Washington (REIT) (SBI)	99,501	2,923,339
Weingarten Realty Investors (SBI)	200,901	4,190,795
Winthrop Realty Trust	34,319	439,283
		278,560,494
Real Estate Management & Development - 0.5%
American Realty Investments, Inc. (a)(c)	1,965	16,761
Avatar Holdings, Inc. (a)(c)	17,557	365,010
Brookfield Properties Corp. (c)	435,723	6,309,319
Consolidated-Tomoka Land Co.	9,480	282,030
Forest City Enterprises, Inc. Class A (a)(c)	205,836	2,729,385
Forestar Group, Inc. (a)(c)	60,354	1,107,496
Grubb & Ellis Co. (a)	93,713	135,884
Jones Lang LaSalle, Inc. (c)	68,736	5,129,080
Kennedy-Wilson Holdings, Inc. (a)	55,686	614,217
Maui Land & Pineapple, Inc. (a)(c)	8,316	37,588
Stratus Properties, Inc. (a)	2,986	30,308
Tejon Ranch Co. (a)(c)	22,580	553,210
Tejon Ranch Co. rights 6/14/10 (a)(c)	22,580	3,839
The St. Joe Co. (a)(c)	155,932	4,311,520
Thomas Properties Group, Inc.	49,960	206,335
ZipRealty, Inc. (a)	10,323	32,621
		21,864,603
Thrifts & Mortgage Finance - 1.4%
Abington Bancorp, Inc.	41,469	368,245
Anchor BanCorp Wisconsin, Inc. (a)(c)	89,689	63,231
Astoria Financial Corp.	150,042	2,232,625
Bank Mutual Corp.	101,564	652,041
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (a)(c)	26,315	51,314
BankFinancial Corp.	45,531	388,379
BCSB Bancorp, Inc. (a)	2,564	24,614
Beneficial Mutual Bancorp, Inc. (a)	85,327	879,721
Berkshire Bancorp, Inc. (a)	1,110	6,050
Berkshire Hills Bancorp, Inc.	27,541	502,348
BofI Holding, Inc. (a)(c)	18,477	295,447

	Shares	Value
Brookline Bancorp, Inc., Delaware	113,480	$ 1,130,261
Camco Financial Corp. (a)	7,852	24,263
Capitol Federal Financial	39,761	1,272,352
CFS Bancorp, Inc.	5,521	27,936
Charter Financial Corp., Georgia	8,305	84,296
Cheviot Financial Corp.	52	413
Citizens South Banking Corp., Delaware	10,510	64,111
Clifton Savings Bancorp, Inc.	18,163	159,834
Dime Community Bancshares, Inc.	68,827	878,233
Doral Financial Corp. (a)(c)	23,879	76,413
Eagle Bancorp Montana, Inc.	15,964	160,438
ESB Financial Corp.	7,483	101,694
ESSA Bancorp, Inc.	28,000	351,120
Fannie Mae (a)(c)	1,858,424	1,821,256
Farmer Mac Class C (non-vtg.) (c)	25,910	413,783
First Clover Leaf Financial Corp.	10,566	62,762
First Defiance Financial Corp. (c)	17,515	189,687
First Federal Bancshares of Arkansas, Inc. (c)	3,747	11,391
First Financial Holdings, Inc.	33,877	474,956
First Financial Northwest, Inc.	33,079	159,110
First Financial Service Corp.	745	5,655
First Niagara Financial Group, Inc.	351,086	4,637,846
First Place Financial Corp.	18,173	86,685
Flagstar Bancorp, Inc. (a)	73,502	373,390
Flushing Financial Corp.	60,863	824,085
Freddie Mac (a)(c)	1,078,805	1,337,718
HMN Financial, Inc. (a)	2,852	15,116
Home Federal Bancorp, Inc. (c)	30,573	468,073
HopFed Bancorp, Inc.	7,731	96,638
Indiana Community Bancorp	2,558	31,080
Jefferson Bancshares, Inc., Tennessee	5,738	23,296
Kearny Financial Corp. (c)	41,909	368,380
Legacy Bancorp, Inc.	18,619	163,102
Louisiana Bancorp, Inc. (a)	240	3,497
LSB Corp.	3,904	47,238
MGIC Investment Corp. (a)(c)	210,398	1,969,325
MutualFirst Financial, Inc.	2,603	19,601
NASB Financial, Inc. (c)	3,384	57,833
New England Bancshares, Inc.	7,230	56,394
New York Community Bancorp, Inc. (c)	723,562	11,613,170
NewAlliance Bancshares, Inc.	175,767	2,068,778
Northeast Community Bancorp, Inc. (c)	8,762	50,469
Northwest Bancshares, Inc.	82,593	960,557
OceanFirst Financial Corp.	36,227	443,056
Ocwen Financial Corp. (a)(c)	127,627	1,551,944
Oritani Financial Corp.	21,258	310,154
Pamrapo Bancorp, Inc.	2,874	21,325
Parkvale Financial Corp.	2,919	25,541
Provident Financial Holdings, Inc.	14,065	92,688
Provident Financial Services, Inc.	102,045	1,261,276
Provident New York Bancorp	77,561	705,029
Pulaski Financial Corp.	6,450	43,215
PVF Capital Corp. (a)	16,043	34,974
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Radian Group, Inc. (c)	222,687	$ 2,289,222
Riverview Bancorp, Inc. (a)	13,156	41,178
Rockville Financial, Inc.	7,892	95,178
Roma Financial Corp.	23,122	267,059
Rome Bancorp, Inc.	12,337	111,526
TF Financial Corp.	1,778	37,142
TFS Financial Corp.	164,904	2,183,329
The PMI Group, Inc. (a)(c)	272,618	1,278,578
Timberland Bancorp, Inc.	12,774	51,990
Tree.com, Inc. (a)	6,533	45,862
Trustco Bank Corp., New York (c)	150,611	938,307
United Community Financial Corp., Ohio (a)	28,070	49,684
United Financial Bancorp, Inc.	38,185	517,789
United Western Bancorp, Inc.	59,972	73,166
ViewPoint Financial Group	29,866	474,272
Washington Federal, Inc.	193,193	3,338,375
Waterstone Financial, Inc. (a)	7,726	28,354
Westfield Financial, Inc.	78,841	670,937
WSFS Financial Corp.	14,055	566,838
		55,754,238
TOTAL FINANCIALS		833,669,082
HEALTH CARE - 12.0%
Biotechnology - 3.0%
A.P. Pharma, Inc. (a)	76,222	61,747
Aastrom Biosciences, Inc. (a)(c)	45,176	66,860
Abraxis BioScience, Inc. (a)	9,279	412,452
Acadia Pharmaceuticals, Inc. (a)	109,109	146,206
Achillion Pharmaceuticals, Inc. (a)	50,832	112,847
Acorda Therapeutics, Inc. (a)	65,057	2,236,660
ADVENTRX Pharmaceuticals, Inc. (a)	9,893	22,061
Affymax, Inc. (a)(c)	22,278	490,116
Alexion Pharmaceuticals, Inc. (a)	148,833	7,446,115
Alkermes, Inc. (a)(c)	158,868	1,803,946
Allos Therapeutics, Inc. (a)(c)	149,516	1,070,535
Alnylam Pharmaceuticals, Inc. (a)(c)	65,776	1,039,261
AMAG Pharmaceuticals, Inc. (a)(c)	35,782	1,139,299
Amicus Therapeutics, Inc. (a)	10,000	29,900
Amylin Pharmaceuticals, Inc. (a)(c)	217,243	3,588,854
Anadys Pharmaceuticals, Inc. (a)	89,040	211,025
Anthera Pharmaceuticals, Inc.	10,855	64,587
Antigenics, Inc. (a)(c)	181,663	187,113
Arena Pharmaceuticals, Inc. (a)(c)	152,768	470,525
ARIAD Pharmaceuticals, Inc. (a)	203,238	780,434
ArQule, Inc. (a)	42,103	257,249
Array Biopharma, Inc. (a)	77,370	295,553
AspenBio Pharma, Inc. (a)(c)	59,738	222,225
Avalon Pharmaceuticals, Inc. rights 6/30/10 (a)	22,000	0

	Shares	Value
AVEO Pharmaceuticals, Inc.	20,139	$ 161,313
AVI BioPharma, Inc. (a)(c)	178,741	255,600
Avigen, Inc. rights (a)	22,946	1,147
BioCryst Pharmaceuticals, Inc. (a)(c)	48,084	340,435
BioMarin Pharmaceutical, Inc. (a)(c)	166,313	3,246,430
Bionovo, Inc. (a)(c)	192,142	80,700
Biosante Pharmaceuticals, Inc. (a)	100,511	198,007
Biospecifics Technologies Corp. (a)(c)	10,284	248,976
BioSphere Medical, Inc. (a)	4,678	20,115
BioTime, Inc. (a)(c)	28,596	185,874
Capstone Therapeutics Corp. (a)	36,394	28,977
Cardium Therapeutics, Inc. (a)(c)	78,750	39,848
Cel-Sci Corp. (a)(c)	316,794	169,105
Celera Corp. (a)(c)	138,912	982,108
Cell Therapeutics, Inc. (a)(c)	1,111,770	400,348
Celldex Therapeutics, Inc. (a)(c)	53,239	357,234
Cepheid, Inc. (a)(c)	97,858	1,749,701
Chelsea Therapeutics International Ltd. (a)	62,173	202,062
Cleveland Biolabs, Inc. (a)(c)	20,722	67,554
Clinical Data, Inc. (a)	28,206	464,553
Codexis, Inc. (a)	4,289	44,348
Combinatorx, Inc. (a)(c)	139,798	212,493
Cubist Pharmaceuticals, Inc. (a)(c)	94,741	2,036,932
Curis, Inc. (a)(c)	119,502	376,431
Cyclacel Pharmaceuticals, Inc. (a)(c)	64,723	139,802
Cytokinetics, Inc. (a)	96,287	281,158
Cytori Therapeutics, Inc. (a)(c)	75,787	352,410
CytRx Corp. (a)(c)	207,036	213,247
DARA BioSciences, Inc. (a)(c)	6,089	22,286
Dendreon Corp. (a)(c)	222,654	9,663,184
DUSA Pharmaceuticals, Inc. (a)	9,863	21,403
Dyax Corp. (a)	142,023	373,520
Dynavax Technologies Corp. (a)(c)	121,790	224,094
Emergent BioSolutions, Inc. (a)	30,539	480,989
EntreMed, Inc. (a)	129,230	58,154
Enzon Pharmaceuticals, Inc. (a)(c)	83,349	891,834
EpiCept Corp. (a)(c)	10,755	16,240
Exact Sciences Corp. (a)	64,050	267,089
Exelixis, Inc. (a)(c)	183,009	947,987
Forticell Bioscience, Inc. (a)	2	0
Genomic Health, Inc. (a)(c)	28,322	424,830
Genta, Inc. (a)	20	1
GenVec, Inc. (a)(c)	198,844	113,142
Geron Corp. (a)(c)	157,678	832,540
GTx, Inc. (a)(c)	24,446	49,625
Halozyme Therapeutics, Inc. (a)(c)	131,573	964,430
Hemispherx Biopharma, Inc. (a)(c)	232,396	152,684
Human Genome Sciences, Inc. (a)(c)	310,611	7,690,728
Icagen, Inc. (a)	85,515	46,178
Idenix Pharmaceuticals, Inc. (a)(c)	59,090	231,042
Idera Pharmaceuticals, Inc. (a)(c)	26,869	101,027
ImmunoGen, Inc. (a)(c)	97,394	862,911
Immunomedics, Inc. (a)(c)	124,186	432,167
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Incyte Corp. (a)(c)	188,921	$ 2,435,192
Infinity Pharmaceuticals, Inc. (a)	29,496	207,357
Inhibitex, Inc. (a)	8,093	20,152
Inovio Pharmaceuticals, Inc. (a)(c)	168,287	195,213
Insmed, Inc. (a)(c)	214,673	173,885
InterMune, Inc. (a)(c)	74,753	675,767
Ironwood Pharmaceuticals, Inc. Class A	31,435	369,047
Isis Pharmaceuticals, Inc. (a)(c)	155,261	1,428,401
IsoRay, Inc. (a)	40,023	46,026
Keryx Biopharmaceuticals, Inc. (a)(c)	113,843	584,015
Lexicon Pharmaceuticals, Inc. (a)(c)	335,537	493,239
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	41,636	0
Class B (a)(c)	212,563	327,347
rights (a)	26,087	2,609
rights (a)	26,087	3,652
rights (a)	26,087	1,696
rights (a)	26,087	1,565
Luna Innovations, Inc. (a)(c)	14,322	33,370
Manhattan Pharmaceuticals, Inc. (a)	9,897	643
MannKind Corp. (a)(c)	110,054	611,900
Martek Biosciences (a)(c)	58,409	1,085,823
Maxygen, Inc. (a)	43,092	266,739
MediciNova, Inc. (a)(c)	5,606	28,030
Medivation, Inc. (a)(c)	60,935	714,158
Metabolix, Inc. (a)(c)	42,581	617,425
Micromet, Inc. (a)(c)	133,099	810,573
Molecular Insight Pharmaceuticals, Inc. (a)(c)	37,413	51,630
Momenta Pharmaceuticals, Inc. (a)(c)	67,304	893,124
Myriad Genetics, Inc. (a)(c)	159,412	2,909,269
Myriad Pharmaceuticals, Inc. (a)	78,861	317,021
Nabi Biopharmaceuticals (a)	93,267	509,238
Nanosphere, Inc. (a)	21,580	118,474
Neuralstem, Inc. (a)	36,079	107,155
Neurocrine Biosciences, Inc. (a)	102,683	410,732
NeurogesX, Inc. (a)(c)	18,576	145,636
Novavax, Inc. (a)(c)	131,092	315,932
NPS Pharmaceuticals, Inc. (a)(c)	116,060	764,835
Omeros Corp.	13,491	79,867
OncoGenex Pharmaceuticals, Inc. (a)(c)	10,399	156,089
ONYX Pharmaceuticals, Inc. (a)	103,823	2,314,215
Opexa Therapeutics, Inc. (a)(c)	16,303	28,693
Opko Health, Inc. (a)(c)	224,892	445,286
Orchid Cellmark, Inc. (a)	20,246	32,799
OREXIGEN Therapeutics, Inc. (a)(c)	57,358	312,028
OSI Pharmaceuticals, Inc. (a)(c)	98,213	5,635,462
Osiris Therapeutics, Inc. (a)(c)	34,104	209,058
OXiGENE, Inc. (a)(c)	57,084	46,021
Oxygen Biotherapeutics, Inc. (a)(c)	44,103	130,986
PDL BioPharma, Inc. (c)	203,654	1,093,622

	Shares	Value
Peregrine Pharmaceuticals, Inc. (a)(c)	93,794	$ 304,831
Pharmacyclics, Inc. (a)	57,900	396,615
Pharmasset, Inc. (a)	43,485	1,281,068
PharmAthene, Inc. (a)(c)	22,503	33,529
Poniard Pharmaceuticals, Inc. (a)(c)	47,232	51,011
Progenics Pharmaceuticals, Inc. (a)(c)	77,075	391,541
PROLOR Biotech, Inc. (a)(c)	60,000	316,800
Regeneron Pharmaceuticals, Inc. (a)	106,240	3,035,277
Repligen Corp. (a)	65,974	234,208
Rexahn Pharmaceuticals, Inc. (a)(c)	99,473	143,241
Rigel Pharmaceuticals, Inc. (a)	91,626	597,402
RXi Pharmaceuticals Corp. (a)	19,266	74,752
Sangamo Biosciences, Inc. (a)(c)	89,475	407,111
Savient Pharmaceuticals, Inc. (a)(c)	116,959	1,408,186
SciClone Pharmaceuticals, Inc. (a)(c)	68,266	236,883
Seattle Genetics, Inc. (a)	137,531	1,819,535
SIGA Technologies, Inc. (a)(c)	68,091	473,232
Spectrum Pharmaceuticals, Inc. (a)(c)	80,352	323,819
StemCells, Inc. (a)(c)	200,506	204,516
Sunesis Pharmaceuticals, Inc. (a)(c)	63,400	50,720
Synta Pharmaceuticals Corp. (a)	43,339	135,651
Talecris Biotherapeutics Holdings Corp.	102,589	1,700,926
Targacept, Inc. (a)	30,272	696,256
Telik, Inc. (a)(c)	81,953	88,509
Theravance, Inc. (a)(c)	101,369	1,288,400
Transcept Pharmaceuticals, Inc. (a)	6,984	66,278
Trimeris, Inc. (a)	51,840	117,158
Trubion Pharmaceuticals, Inc. (a)	6,000	20,640
Unigene Laboratories, Inc. (a)	74,735	55,304
United Therapeutics Corp. (a)(c)	80,461	4,121,212
Vanda Pharmaceuticals, Inc. (a)(c)	39,032	285,324
Vertex Pharmaceuticals, Inc. (a)	325,579	11,261,778
Vical, Inc. (a)(c)	99,600	331,668
XOMA Ltd. (a)(c)	470,944	207,733
ZIOPHARM Oncology, Inc. (a)(c)	48,117	242,991
Zymogenetics, Inc. (a)(c)	99,031	460,494
		120,906,158
Health Care Equipment & Supplies - 3.2%
Abaxis, Inc. (a)(c)	36,535	822,403
Abiomed, Inc. (a)(c)	57,097	556,696
Accuray, Inc. (a)(c)	89,992	548,951
AdvanSource Biomaterials Corp. (a)	3,688	1,143
AGA Medical Holdings, Inc. (c)	24,266	341,180
Align Technology, Inc. (a)(c)	126,886	1,893,139
Alphatec Holdings, Inc. (a)	75,343	401,578
American Medical Systems Holdings, Inc. (a)(c)	124,746	2,814,270
Analogic Corp.	23,496	1,015,497
Angiodynamics, Inc. (a)	50,411	744,570
Anika Therapeutics, Inc. (a)	17,732	109,229
Antares Pharma, Inc. (a)	134,080	222,573
ArthroCare Corp. (a)	36,067	1,060,730
Atricure, Inc. (a)	5,254	27,163
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Atrion Corp.	2,847	$ 388,188
ATS Medical, Inc. (a)	110,510	437,620
Beckman Coulter, Inc.	118,469	6,804,859
BioLase Technology, Inc. (a)(c)	42,518	67,604
Bovie Medical Corp. (a)(c)	27,980	102,127
BSD Medical Corp. (a)(c)	13,363	17,906
Cantel Medical Corp.	30,619	524,810
Cardiac Science Corp. (a)	39,822	44,999
Cardica, Inc. (a)(c)	38,892	64,172
Cerus Corp. (a)(c)	99,422	314,174
Conceptus, Inc. (a)(c)	41,786	697,408
CONMED Corp. (a)(c)	52,799	1,026,413
Cooper Companies, Inc. (c)	76,443	2,817,689
Cryolife, Inc. (a)	50,362	260,875
Cutera, Inc. (a)	28,281	251,135
Cyberonics, Inc. (a)(c)	44,057	773,641
Cynosure, Inc. Class A (a)	19,062	215,591
Delcath Systems, Inc. (a)(c)	78,548	1,220,636
DexCom, Inc. (a)	81,711	860,417
Digirad Corp. (a)	4,978	10,454
Edwards Lifesciences Corp. (a)	189,800	9,590,594
Endologix, Inc. (a)	69,014	313,324
EnteroMedics, Inc. (a)	79,054	28,428
Escalon Medical Corp. (a)	3,512	5,970
ev3, Inc. (a)	114,935	2,174,570
Exactech, Inc. (a)	16,201	280,763
Fonar Corp. (a)(c)	785	1,248
Gen-Probe, Inc. (a)(c)	82,987	3,648,109
Greatbatch, Inc. (a)(c)	40,834	860,781
Haemonetics Corp. (a)(c)	42,956	2,317,047
Hansen Medical, Inc. (a)(c)	110,697	241,319
HealthTronics, Inc. (a)	34,465	166,121
Hill-Rom Holdings, Inc.	106,908	2,980,595
Hologic, Inc. (a)	437,593	6,520,136
ICU Medical, Inc. (a)(c)	24,332	774,244
IDEXX Laboratories, Inc. (a)(c)	101,173	6,398,181
Immucor, Inc. (a)(c)	117,307	2,303,909
Insite Vision (a)	62,560	22,522
Insulet Corp. (a)(c)	61,293	893,039
Integra LifeSciences Holdings Corp. (a)	36,437	1,435,618
Invacare Corp.	56,425	1,347,993
Inverness Medical Innovations, Inc. (a)(c)	140,803	4,901,352
Iridex Corp. (a)	9,439	37,473
IRIS International, Inc. (a)	45,897	477,329
IVAX Diagnostics, Inc. (a)	7,111	4,124
Kensey Nash Corp. (a)	21,012	485,377
Kewaunee Scientific Corp.	4,046	48,997
Kinetic Concepts, Inc. (a)(c)	105,664	4,374,490
Mako Surgical Corp. (a)(c)	39,755	523,573
Masimo Corp.	88,004	1,948,409

	Shares	Value
Medical Action Industries, Inc. (a)	25,430	$ 289,393
MELA Sciences, Inc. (a)(c)	44,190	333,193
Meridian Bioscience, Inc.	69,244	1,210,385
Merit Medical Systems, Inc. (a)(c)	48,108	735,571
Micrus Endovascular Corp. (a)	22,784	393,708
National Dentex Corp. (a)	2,508	42,385
Natus Medical, Inc. (a)	48,491	802,526
Neogen Corp. (a)(c)	38,841	998,602
Neoprobe Corp. (a)(c)	71,831	118,521
Nephros, Inc. (a)	10,865	6,193
NeuroMetrix, Inc. (a)(c)	7,830	10,101
NMT Medical, Inc. (a)	30,277	91,134
NuVasive, Inc. (a)(c)	63,110	2,478,330
NxStage Medical, Inc. (a)(c)	40,938	572,723
OraSure Technologies, Inc. (a)	82,396	372,430
Orthofix International NV (a)	28,026	893,749
Orthovita, Inc. (a)(c)	129,968	403,551
Osteotech, Inc. (a)	6,689	25,284
OTIX Global, Inc. (a)	6,382	27,570
Palomar Medical Technologies, Inc. (a)	33,779	363,800
PositiveID Corp. (a)	38,054	42,240
Quidel Corp. (a)(c)	44,961	526,044
ResMed, Inc. (a)(c)	127,910	8,044,260
Retractable Technologies, Inc. (a)	5,601	9,466
Rochester Medical Corp. (a)	15,923	165,758
Rockwell Medical Technologies, Inc. (a)(c)	31,392	173,598
RTI Biologics, Inc. (a)	112,823	401,650
SenoRx, Inc. (a)	28,887	313,713
Sirona Dental Systems, Inc. (a)(c)	68,657	2,429,085
Solta Medical, Inc. (a)	35,403	92,402
Somanetics Corp. (a)	26,315	474,196
SonoSite, Inc. (a)(c)	31,856	926,691
Staar Surgical Co. (a)	57,473	298,860
Stereotaxis, Inc. (a)(c)	75,255	279,949
Steris Corp.	91,913	2,925,591
SurModics, Inc. (a)(c)	30,705	522,292
Symmetry Medical, Inc. (a)	55,694	606,508
Synovis Life Technologies, Inc. (a)	24,716	360,359
Teleflex, Inc.	66,890	3,751,191
The Spectranetics Corp. (a)	64,762	385,982
Theragenics Corp. (a)	45,104	52,772
ThermoGenesis Corp. (a)	39,439	23,628
Thoratec Corp. (a)(c)	94,094	4,127,904
TomoTherapy, Inc. (a)	105,827	333,355
TranS1, Inc. (a)	158	507
Unilife Corp. (a)(c)	91,041	521,665
Urologix, Inc. (a)(c)	5,053	6,720
Utah Medical Products, Inc.	5,222	138,017
Vascular Solutions, Inc. (a)(c)	26,619	295,205
Vision Sciences, Inc. (a)	8,293	8,293
Volcano Corp. (a)	71,448	1,585,431
West Pharmaceutical Services, Inc.	54,975	2,163,266
Wright Medical Group, Inc. (a)	64,947	1,067,079
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Young Innovations, Inc.	11,302	$ 274,300
Zoll Medical Corp. (a)	36,700	1,066,135
		127,128,736
Health Care Providers & Services - 3.1%
Air Methods Corp. (a)	20,487	674,637
Alliance Healthcare Services, Inc. (a)	60,365	335,629
Allied Healthcare International, Inc. (a)	78,774	210,327
Almost Family, Inc. (a)(c)	14,830	539,367
Amedisys, Inc. (a)(c)	46,842	2,328,984
America Service Group, Inc.	22,770	418,968
American Dental Partners, Inc. (a)	32,592	390,778
AMERIGROUP Corp. (a)	85,719	3,079,026
AMN Healthcare Services, Inc. (a)	62,644	521,198
AmSurg Corp. (a)	57,686	1,142,183
Animal Health International, Inc. (a)	28,873	73,337
Arcadia Resources, Inc. (a)	165,301	99,181
Assisted Living Concepts, Inc. Class A (a)	17,387	576,379
Bio-Reference Laboratories, Inc. (a)	45,680	1,044,702
BioScrip, Inc. (a)	68,198	442,605
Brookdale Senior Living, Inc. (a)(c)	93,680	1,647,831
Capital Senior Living Corp. (a)	32,252	159,970
CardioNet, Inc. (a)	51,733	399,379
Catalyst Health Solutions, Inc. (a)	63,863	2,445,314
Centene Corp. (a)	81,848	1,867,771
Chemed Corp.	38,380	2,184,206
Chindex International, Inc. (a)(c)	27,711	300,941
Clarient, Inc. (a)	88,036	266,749
Community Health Systems, Inc. (a)(c)	157,855	6,153,188
Continucare Corp. (a)	56,100	217,107
Corvel Corp. (a)	14,051	498,389
Cross Country Healthcare, Inc. (a)(c)	58,534	498,124
Dialysis Corp. of America (a)(c)	7,648	85,811
Emdeon, Inc. Class A	78,043	1,055,141
Emergency Medical Services Corp. Class A (a)	46,833	2,508,844
Emergent Group, Inc.	4,000	27,160
Emeritus Corp. (a)(c)	35,500	720,295
Five Star Quality Care, Inc. (a)	63,470	225,319
Genoptix, Inc. (a)(c)	29,199	778,445
Gentiva Health Services, Inc. (a)(c)	50,505	1,395,453
Hanger Orthopedic Group, Inc. (a)	52,325	892,141
Health Grades, Inc. (a)	43,972	298,130
Health Management Associates, Inc. Class A (a)(c)	418,207	3,889,325
Health Net, Inc. (a)	177,346	4,371,579
HealthSouth Corp. (a)(c)	155,333	3,084,913
Healthspring, Inc. (a)	88,156	1,531,270
Healthways, Inc. (a)	57,797	819,561
HearUSA, Inc. (a)	11,117	11,673
Henry Schein, Inc. (a)(c)	153,216	8,642,915
HMS Holdings Corp. (a)	43,903	2,382,177

	Shares	Value
Hooper Holmes, Inc. (a)	67,944	$ 56,394
Integramed America, Inc. (a)	12,500	101,125
InVentiv Health, Inc. (a)	57,166	1,428,007
IPC The Hospitalist Co., Inc. (a)	25,304	740,648
Kindred Healthcare, Inc. (a)	67,827	1,051,997
Landauer, Inc.	16,769	1,021,567
LCA-Vision, Inc. (a)	24,822	186,165
LHC Group, Inc. (a)(c)	26,855	827,134
LifePoint Hospitals, Inc. (a)(c)	93,196	3,307,526
Lincare Holdings, Inc. (c)	114,834	5,376,528
Magellan Health Services, Inc. (a)	60,729	2,471,063
Medcath Corp. (a)	29,619	270,421
MEDNAX, Inc. (a)	77,637	4,390,372
Metropolitan Health Networks, Inc. (a)	68,239	276,368
Molina Healthcare, Inc. (a)	24,312	669,066
MWI Veterinary Supply, Inc. (a)(c)	19,544	957,851
National Healthcare Corp.	18,697	652,525
National Research Corp.	1,185	28,440
NeoStem, Inc. (a)	41,125	115,150
NightHawk Radiology Holdings, Inc. (a)(c)	42,237	134,736
NovaMed Eyecare, Inc. (a)(c)	33,673	126,610
Odyssey Healthcare, Inc. (a)	55,596	1,476,630
Omnicare, Inc.	199,568	5,011,152
Owens & Minor, Inc. (c)	106,018	3,166,758
PDI, Inc. (a)	3,836	31,417
PharMerica Corp. (a)(c)	53,475	876,990
Providence Service Corp. (a)	23,819	390,393
PSS World Medical, Inc. (a)(c)	99,922	2,289,213
Psychemedics Corp.	3,872	33,222
Psychiatric Solutions, Inc. (a)	89,178	2,887,584
RadNet, Inc. (a)(c)	57,857	171,257
RehabCare Group, Inc. (a)	42,165	1,226,580
ResCare, Inc. (a)	44,843	504,484
Rural/Metro Corp. (a)	39,197	271,635
Select Medical Holdings Corp.	101,264	820,238
Sharps Compliance Corp. (a)(c)	23,452	131,331
Skilled Healthcare Group, Inc. (a)(c)	55,360	455,613
SRI/Surgical Express, Inc. (a)	2,620	9,877
Sun Healthcare Group, Inc. (a)	81,276	740,424
Sunrise Senior Living, Inc. (a)	75,248	321,309
Team Health Holdings, Inc.	29,012	371,644
The Ensign Group, Inc.	23,192	422,790
Triple-S Management Corp. (a)(c)	39,645	725,900
U.S. Physical Therapy, Inc. (a)	23,352	389,745
Universal American Financial Corp. (a)	71,158	1,040,330
Universal Health Services, Inc. Class B	155,820	6,603,652
VCA Antech, Inc. (a)(c)	144,405	3,763,194
Virtual Radiologic Corp. (a)(c)	13,000	219,440
Wellcare Health Plans, Inc. (a)(c)	71,471	1,948,299
		121,727,216
Health Care Technology - 0.3%
A.D.A.M., Inc. (a)	2,620	9,432
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Allscripts-Misys Healthcare Solutions, Inc. (a)(c)	96,687	$ 1,818,682
Arrhythmia Research Technology, Inc.	7,380	41,549
athenahealth, Inc. (a)(c)	53,671	1,328,894
Computer Programs & Systems, Inc.	21,014	903,812
Eclipsys Corp. (a)(c)	94,929	1,818,365
HealthStream, Inc. (a)	8,688	39,965
iCAD, Inc. (a)	48,360	69,155
MedAssets, Inc. (a)(c)	78,049	1,770,932
Medidata Solutions, Inc.	35,194	494,476
Mediware Information Systems, Inc. (a)	1,310	11,397
MedQuist, Inc.	10,000	81,500
Merge Healthcare, Inc. (a)	95,651	217,128
Omnicell, Inc. (a)	54,208	710,125
Phase Forward, Inc. (a)	76,866	1,293,655
Quality Systems, Inc. (c)	29,465	1,739,614
Transcend Services, Inc. (a)	17,635	229,608
Vital Images, Inc. (a)	26,328	361,220
		12,939,509
Life Sciences Tools & Services - 1.2%
Accelrys, Inc. (a)	58,712	403,351
Affymetrix, Inc. (a)(c)	117,313	768,400
Albany Molecular Research, Inc. (a)	52,930	339,811
Arrowhead Research Corp. (a)(c)	22,957	30,992
Bio-Rad Laboratories, Inc. Class A (a)	32,787	3,067,880
Bioanalytical Systems, Inc. (a)	4,772	4,533
BioClinica, Inc. (a)	2,110	9,579
Biodelivery Sciences International, Inc. (a)	29,350	85,409
Bruker BioSciences Corp. (a)	84,942	1,081,736
Caliper Life Sciences, Inc. (a)	28,993	111,333
Cambrex Corp. (a)	55,696	232,252
Charles River Laboratories International, Inc. (a)(c)	113,719	3,814,135
Covance, Inc. (a)(c)	108,751	5,737,703
Cryo-Cell International, Inc. (a)	6,550	8,188
Dionex Corp. (a)	30,490	2,401,088
Encorium Group, Inc. (a)(c)	913	2,721
Enzo Biochem, Inc. (a)(c)	71,931	381,954
eResearchTechnology, Inc. (a)	89,205	708,288
Harvard Bioscience, Inc. (a)	24,105	87,983
Helicos BioSciences Corp. (a)(c)	49,019	20,593
Illumina, Inc. (a)(c)	212,646	8,939,638
Interleukin Genetics, Inc. (a)(c)	6,973	3,173
Kendle International, Inc. (a)	26,249	370,111
Luminex Corp. (a)(c)	70,516	1,207,939
Medtox Scientific, Inc. (a)	8,211	97,629
Mettler-Toledo International, Inc. (a)(c)	56,946	6,522,025
PAREXEL International Corp. (a)	97,917	2,184,039
Pharmaceutical Product Development, Inc.	185,764	4,985,906

	Shares	Value
Pure Bioscience (a)(c)	44,318	$ 147,136
Sequenom, Inc. (a)(c)	115,187	706,096
Strategic Diagnostics, Inc. (a)	3,743	6,326
Techne Corp.	62,516	3,785,344
		48,253,291
Pharmaceuticals - 1.2%
Acura Pharmaceuticals, Inc. (a)(c)	10,000	33,600
Adeona Pharmaceuticals, Inc. (a)	51,943	66,487
Adolor Corp. (a)	98,002	158,763
Akorn, Inc. (a)(c)	148,934	430,419
Alexza Pharmaceuticals, Inc. (a)(c)	87,734	291,277
Ardea Biosciences, Inc. (a)(c)	30,460	762,414
ARYx Therapeutics, Inc. (a)	22,000	12,980
Auxilium Pharmaceuticals, Inc. (a)(c)	79,735	2,294,773
AVANIR Pharmaceuticals Class A (a)(c)	113,014	270,103
Biodel, Inc. (a)(c)	39,654	195,098
BioMimetic Therapeutics, Inc. (a)(c)	26,566	323,574
Cadence Pharmaceuticals, Inc. (a)(c)	55,862	442,986
Caraco Pharmaceutical Laboratories Ltd. (a)(c)	20,224	106,378
Columbia Laboratories, Inc. (a)(c)	113,680	119,364
Corcept Therapeutics, Inc. (a)	7,957	25,701
Cornerstone Therapeutics, Inc. (a)(c)	14,000	77,840
CPEX Pharmaceuticals, Inc. (a)	2,342	58,948
Cumberland Pharmaceuticals, Inc. (c)	25,805	179,603
Cypress Bioscience, Inc. (a)	78,891	325,031
DepoMed, Inc. (a)(c)	81,164	276,769
Discovery Laboratories, Inc. (a)	232,611	100,348
Durect Corp. (a)	131,333	333,586
Emisphere Technologies, Inc. (a)	22,624	67,872
Endo Pharmaceuticals Holdings, Inc. (a)	174,514	3,654,323
Harbor BioSciences, Inc. (a)	6,761	2,917
Heska Corp. (a)	20,430	13,688
Hi-Tech Pharmacal Co., Inc. (a)(c)	15,156	348,285
Impax Laboratories, Inc. (a)	90,732	1,912,177
Inspire Pharmaceuticals, Inc. (a)	112,442	639,233
Ista Pharmaceuticals, Inc. (a)	56,235	155,209
Javelin Pharmaceuticals, Inc. (a)	123,236	208,269
Jazz Pharmaceuticals, Inc. (a)(c)	29,161	236,496
KV Pharmaceutical Co. Class A (a)(c)	72,531	97,192
Lannett Co., Inc. (a)	4,233	21,123
MAP Pharmaceuticals, Inc. (a)(c)	28,484	424,981
Matrixx Initiatives, Inc. (a)(c)	30,043	142,404
MDRNA, Inc. (a)(c)	99,302	99,302
Medicis Pharmaceutical Corp. Class A	99,662	2,311,162
Nektar Therapeutics (a)(c)	155,214	1,898,267
Nexmed, Inc. (a)(c)	245,321	86,353
Obagi Medical Products, Inc. (a)	26,964	342,712
Oculus Innovative Sciences, Inc. (a)(c)	37,430	74,860
Optimer Pharmaceuticals, Inc. (a)(c)	56,328	601,020
Pain Therapeutics, Inc. (a)(c)	81,649	476,830
Par Pharmaceutical Companies, Inc. (a)	57,908	1,607,526
Penwest Pharmaceuticals Co. (a)(c)	18,669	54,513
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co.	139,968	$ 8,315,499
Pozen, Inc. (a)(c)	49,540	380,467
Questcor Pharmaceuticals, Inc. (a)	112,952	1,069,655
Repros Therapeutics, Inc. (a)(c)	21,715	12,386
Salix Pharmaceuticals Ltd. (a)(c)	92,992	3,341,203
Santarus, Inc. (a)	98,974	286,035
SCOLR Pharma, Inc. (a)(c)	17,200	14,792
Somaxon Pharmaceuticals, Inc. (a)(c)	36,251	211,343
Sucampo Pharmaceuticals, Inc. Class A (a)	7,000	26,810
SuperGen, Inc. (a)	95,559	230,297
The Medicines Company (a)	93,916	789,364
Valeant Pharmaceuticals International (a)(c)	117,699	5,470,650
ViroPharma, Inc. (a)(c)	130,698	1,590,595
Vivus, Inc. (a)(c)	142,703	1,806,620
XenoPort, Inc. (a)	58,284	578,760
		46,487,232
TOTAL HEALTH CARE		477,442,142
INDUSTRIALS - 14.0%
Aerospace & Defense - 1.2%
AAR Corp. (a)(c)	66,168	1,303,510
AeroVironment, Inc. (a)(c)	26,076	652,943
Alliant Techsystems, Inc. (a)(c)	54,755	3,766,596
American Science & Engineering, Inc.	15,639	1,095,825
Applied Energetics, Inc. (a)(c)	50,433	73,632
Applied Signal Technology, Inc.	24,603	433,997
Argon ST, Inc. (a)	24,934	599,663
Ascent Solar Technologies, Inc. (a)(c)	48,274	156,891
Astronics Corp. (a)	19,938	337,750
Astrotech Corp. (a)(c)	39,511	76,256
BE Aerospace, Inc. (a)(c)	161,744	4,386,497
Breeze Industrial Products Corp. (a)	9,000	56,700
Ceradyne, Inc. (a)	45,713	985,115
CPI Aerostructures, Inc. (a)	1,677	14,640
Cubic Corp.	27,440	998,267
Curtiss-Wright Corp.	77,081	2,552,923
DigitalGlobe, Inc.	47,771	1,336,155
Ducommun, Inc.	19,834	392,118
DynCorp International, Inc. Class A (a)	43,000	735,730
Esterline Technologies Corp. (a)(c)	50,722	2,721,743
GenCorp, Inc. (non-vtg.) (a)(c)	96,799	503,355
GeoEye, Inc. (a)	34,033	1,081,228
Heico Corp. Class A	42,283	1,268,913
Herley Industries, Inc. (a)	27,079	385,876
Hexcel Corp. (a)(c)	162,273	2,591,500
Innovative Solutions & Support, Inc. (a)	8,701	44,723
Kratos Defense & Security Solutions, Inc. (a)	29,371	360,088

	Shares	Value
Ladish Co., Inc. (a)	25,826	$ 652,881
LMI Aerospace, Inc. (a)	20,120	349,484
Moog, Inc. Class A (a)	70,595	2,330,341
Orbital Sciences Corp. (a)	102,833	1,631,960
SIFCO Industries, Inc.	1,004	11,225
Sparton Corp. (a)	8,813	45,651
Spirit AeroSystems Holdings, Inc. Class A (a)(c)	172,939	3,368,852
Stanley, Inc. (a)	30,904	1,141,594
Sypris Solutions, Inc. (a)	8,306	36,796
Taser International, Inc. (a)(c)	108,061	483,033
Teledyne Technologies, Inc. (a)	61,019	2,398,657
Todd Shipyards Corp.	6,043	88,107
TransDigm Group, Inc.	61,114	3,224,375
Triumph Group, Inc.	28,278	1,962,776
		46,638,366
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	103,761	583,137
Atlas Air Worldwide Holdings, Inc. (a)	28,588	1,494,295
Dynamex, Inc. (a)	18,408	283,115
Forward Air Corp.	50,810	1,390,670
Hub Group, Inc. Class A (a)(c)	64,825	1,983,645
Pacer International, Inc. (a)	80,062	651,705
Park-Ohio Holdings Corp. (a)	12,976	190,098
UTI Worldwide, Inc.	165,262	2,388,036
		8,964,701
Airlines - 1.1%
AirTran Holdings, Inc. (a)(c)	227,028	1,280,438
Alaska Air Group, Inc. (a)	59,413	2,774,587
Allegiant Travel Co. (c)	22,445	1,240,984
AMR Corp. (a)(c)	562,445	4,313,953
Continental Airlines, Inc. Class B (a)(c)	231,629	4,887,372
Delta Air Lines, Inc. (a)	1,334,403	18,121,149
ExpressJet Holdings, Inc. (a)	36,621	123,779
Hawaiian Holdings, Inc. (a)	95,312	678,621
JetBlue Airways Corp. (a)(c)	414,372	2,569,106
Pinnacle Airlines Corp. (a)	44,001	302,287
Republic Airways Holdings, Inc. (a)(c)	64,116	375,079
SkyWest, Inc.	98,653	1,446,746
UAL Corp. (a)(c)	281,814	5,639,098
US Airways Group, Inc. (a)(c)	271,445	2,396,859
		46,150,058
Building Products - 0.6%
AAON, Inc. (c)	27,063	667,915
American Woodmark Corp.	15,855	389,557
Ameron International Corp.	15,228	986,927
Apogee Enterprises, Inc.	50,019	683,260
Armstrong World Industries, Inc. (a)	30,850	1,156,567
Builders FirstSource, Inc. (a)(c)	93,298	314,414
Gibraltar Industries, Inc. (a)(c)	47,433	622,321
Griffon Corp. (a)(c)	90,740	1,101,584
Insteel Industries, Inc.	37,536	475,956
Lennox International, Inc.	87,146	3,899,784
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
NCI Building Systems, Inc. (a)(c)	32,940	$ 379,469
Owens Corning (a)(c)	190,032	6,333,767
PGT, Inc. (a)(c)	27,428	80,364
Quanex Building Products Corp.	66,783	1,330,985
Simpson Manufacturing Co. Ltd. (c)	63,904	1,867,275
Trex Co., Inc. (a)(c)	23,394	531,980
Universal Forest Products, Inc.	32,403	1,200,531
US Home Systems, Inc. (a)	9,441	35,404
USG Corp. (a)(c)	116,226	2,036,280
		24,094,340
Commercial Services & Supplies - 1.5%
A.T. Cross Co. Class A (a)	7,939	36,281
ABM Industries, Inc.	73,573	1,579,612
ACCO Brands Corp. (a)	91,582	646,569
American Reprographics Co. (a)	67,312	645,522
Amrep Corp. (a)	2,187	29,393
APAC Customer Services, Inc. (a)	54,513	352,699
ATC Technology Corp. (a)	36,048	674,098
Bowne & Co., Inc.	67,501	747,236
Casella Waste Systems, Inc. Class A (a)	48,294	216,840
CECO Environmental Corp. (a)	10,861	55,608
Cenveo, Inc. (a)(c)	96,570	712,687
Clean Harbors, Inc. (a)(c)	39,214	2,485,775
Consolidated Graphics, Inc. (a)	16,633	764,120
Copart, Inc. (a)	126,761	4,550,720
Cornell Companies, Inc. (a)	21,298	575,898
Corrections Corp. of America (a)(c)	195,368	3,887,823
Courier Corp.	23,631	374,079
Covanta Holding Corp. (a)(c)	220,281	3,398,936
Deluxe Corp.	84,997	1,824,886
Document Security Systems, Inc. (a)(c)	17,893	57,615
Ecology & Environment, Inc. Class A	3,122	38,713
EnergySolutions, Inc.	138,959	868,494
EnerNOC, Inc. (a)(c)	31,062	872,842
Ennis, Inc.	47,022	827,117
Food Technology Service, Inc. (a)	6,071	14,570
Fuel Tech, Inc. (a)(c)	37,898	232,315
G&K Services, Inc. Class A	32,629	789,296
Healthcare Services Group, Inc.	68,045	1,368,385
Herman Miller, Inc.	97,235	1,869,829
HNI Corp.	62,692	1,922,137
Hudson Technologies, Inc. (a)	5,000	10,500
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)	6,047	102,920
InnerWorkings, Inc. (a)(c)	59,104	409,591
Innotrac Corp. (a)	3,181	4,199
Interface, Inc. Class A	95,031	1,119,940
Intersections, Inc. (a)	3,842	16,713
KAR Auction Services, Inc.	39,100	545,054
Kimball International, Inc. Class B	52,828	371,381

	Shares	Value
Knoll, Inc.	88,860	$ 1,314,239
M&F Worldwide Corp. (a)	21,635	674,363
McGrath RentCorp.	41,323	965,305
Metalico, Inc. (a)(c)	64,009	317,485
Mine Safety Appliances Co.	53,911	1,475,005
Mobile Mini, Inc. (a)(c)	59,047	944,752
Multi-Color Corp.	22,010	254,876
North American Galvanizing & Coatings, Inc. (a)	28,781	215,570
Perma-Fix Environmental Services, Inc. (a)(c)	89,073	157,659
Protection One, Inc. (a)	21,196	336,804
RINO International Corp. (a)(c)	14,329	184,987
Rollins, Inc.	86,490	1,838,777
Schawk, Inc. Class A	20,512	347,268
Standard Parking Corp. (a)	18,116	280,979
Standard Register Co.	38,184	152,354
Steelcase, Inc. Class A	129,762	1,087,406
Superior Uniform Group, Inc.	4,343	43,083
Sykes Enterprises, Inc. (a)(c)	67,562	1,166,120
Team, Inc. (a)	35,806	538,522
Tetra Tech, Inc. (a)	103,695	2,350,247
The Brink's Co.	80,548	1,826,023
The Geo Group, Inc. (a)	86,893	1,833,442
Tix Corp. (a)	28,667	37,840
TRC Companies, Inc. (a)	3,649	10,947
United Stationers, Inc. (a)	40,156	2,345,914
US Ecology, Inc.	37,592	531,927
Viad Corp.	36,562	846,776
Virco Manufacturing Co.	4,818	16,237
Waste Connections, Inc. (a)	133,782	4,710,464
WCA Waste Corp. (a)	14,127	56,367
		61,862,131
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	168,225	4,269,551
Argan, Inc. (a)	14,471	155,853
Comfort Systems USA, Inc.	64,838	714,515
Dycom Industries, Inc. (a)	68,584	677,610
EMCOR Group, Inc. (a)(c)	110,575	2,761,058
Furmanite Corp. (a)	62,354	305,535
Granite Construction, Inc.	57,167	1,695,002
Great Lakes Dredge & Dock Corp.	75,547	440,061
Insituform Technologies, Inc. Class A (a)(c)	65,777	1,345,797
Integrated Electrical Services, Inc. (a)	10,323	51,409
KBR, Inc.	276,492	6,077,294
Layne Christensen Co. (a)	34,967	874,525
MasTec, Inc. (a)	83,652	972,873
Michael Baker Corp. (a)	15,127	548,505
MYR Group, Inc. (a)	37,071	611,301
Northwest Pipe Co. (a)(c)	17,423	357,868
Orion Marine Group, Inc. (a)	44,659	678,817
Pike Electric Corp. (a)(c)	32,606	321,821
Primoris Services Corp.	20,241	138,651
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Shaw Group, Inc. (a)	140,556	$ 4,794,365
Sterling Construction Co., Inc. (a)(c)	32,215	529,615
Tutor Perini Corp. (a)(c)	47,514	1,059,562
URS Corp. (a)	140,559	6,266,120
		35,647,708
Electrical Equipment - 1.5%
A.O. Smith Corp.	40,915	1,907,457
A123 Systems, Inc. (c)	125,510	1,142,141
Active Power, Inc. (a)	42,574	34,911
Acuity Brands, Inc.	72,523	2,982,871
Advanced Battery Technologies, Inc. (a)(c)	107,991	354,210
Akeena Solar, Inc. (a)	35,000	29,225
Allied Motion Technologies, Inc. (a)	3,555	16,744
American Superconductor Corp. (a)(c)	68,136	2,089,050
AMETEK, Inc.	177,816	7,219,330
AZZ, Inc.	22,023	813,089
Baldor Electric Co.	71,690	2,575,822
Beacon Power Corp. (a)(c)	379,105	151,642
Belden, Inc.	78,577	2,035,144
Brady Corp. Class A	80,761	2,348,530
Broadwind Energy, Inc. (a)(c)	95,407	210,849
BTU International, Inc. (a)	5,333	30,238
C&D Technologies, Inc. (a)(c)	41,016	38,145
Capstone Turbine Corp. (a)(c)	384,462	442,131
Chase Corp. (c)	10,862	126,977
Coleman Cable, Inc. (a)(c)	9,142	59,606
DayStar Technologies, Inc. (a)	6,143	13,453
Digital Power Corp. (a)	4,959	5,455
Encore Wire Corp.	36,137	713,706
Ener1, Inc. (a)(c)	91,047	316,844
Energy Conversion Devices, Inc. (a)(c)	91,135	506,255
Energy Focus, Inc. (a)	9,000	9,990
EnerSys (a)(c)	70,945	1,596,263
Evergreen Solar, Inc. (a)(c)	338,783	321,844
Franklin Electric Co., Inc.	33,705	982,838
FuelCell Energy, Inc. (a)(c)	146,663	315,325
Generac Holdings, Inc.	33,677	370,110
General Cable Corp. (a)(c)	89,683	2,794,522
GrafTech International Ltd. (a)	201,517	3,347,197
GT Solar International, Inc. (a)(c)	111,245	607,398
Hoku Corp. (a)(c)	35,507	110,072
Hubbell, Inc. Class B	92,908	3,962,526
II-VI, Inc. (a)	44,561	1,493,685
LaBarge, Inc. (a)	20,481	244,543
Lime Energy Co. (a)(c)	31,271	108,510
LSI Industries, Inc.	44,151	257,842
MagneTek, Inc. (a)	24,905	35,614
Microvision, Inc. (a)(c)	178,041	475,369
Ocean Power Technologies, Inc. (a)(c)	24,836	144,794
Orion Energy Systems, Inc. (a)(c)	43,600	161,756

	Shares	Value
Plug Power, Inc. (a)	166,422	$ 69,698
Polypore International, Inc. (a)	43,240	882,528
Powell Industries, Inc. (a)	15,169	445,893
PowerSecure International, Inc. (a)(c)	33,668	318,163
Preformed Line Products Co.	7,217	226,036
Regal-Beloit Corp.	61,787	3,725,138
Satcon Technology Corp. (a)(c)	132,275	325,397
Spire Corp. (a)	200	702
SunPower Corp. Class A (a)(c)	165,802	2,193,560
Technology Research Corp.	3,139	16,072
Thomas & Betts Corp. (a)	89,262	3,422,305
Ultralife Corp. (a)(c)	40,740	187,404
Universal Security Instruments, Inc. (a)	4,000	22,600
UQM Technologies, Inc. (a)(c)	78,497	270,030
Valence Technology, Inc. (a)(c)	141,804	133,296
Vicor Corp. (c)	36,477	445,019
Woodward Governor Co.	97,798	2,806,803
		58,994,667
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	103,082	4,008,859
McDermott International, Inc. (a)	386,203	8,565,983
Otter Tail Corp.	55,807	1,104,421
Raven Industries, Inc.	29,012	1,027,605
Seaboard Corp.	639	911,214
Standex International Corp.	24,169	628,636
Tredegar Corp.	46,889	772,731
United Capital Corp. (a)	2,068	46,592
		17,066,041
Machinery - 3.7%
3D Systems Corp. (a)(c)	34,500	474,720
Actuant Corp. Class A (c)	115,296	2,331,285
AGCO Corp. (a)(c)	153,360	4,412,167
Alamo Group, Inc.	18,436	428,821
Albany International Corp. Class A	46,114	867,865
Altra Holdings, Inc. (a)	46,089	575,191
American Railcar Industries, Inc.	20,486	290,287
Ampco-Pittsburgh Corp.	14,355	332,605
Astec Industries, Inc. (a)(c)	29,712	887,497
Badger Meter, Inc.	26,441	1,046,270
Baldwin Technology Co., Inc. Class A (a)	3,555	4,302
Barnes Group, Inc.	75,454	1,412,499
Blount International, Inc. (a)	65,332	697,092
Briggs & Stratton Corp.	85,375	1,761,286
Bucyrus International, Inc. Class A	126,135	6,755,791
Cascade Corp.	16,059	534,444
Chart Industries, Inc. (a)	48,929	901,272
CIRCOR International, Inc.	29,857	887,350
CLARCOR, Inc.	86,974	3,153,677
Colfax Corp. (a)	46,092	549,878
Columbus McKinnon Corp. (NY Shares) (a)	35,358	579,164
Commercial Vehicle Group, Inc. (a)	43,140	513,366
Crane Co.	85,650	2,786,195
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Donaldson Co., Inc.	119,365	$ 5,150,600
Dynamic Materials Corp.	24,031	382,333
Eastern Co.	7,453	102,479
Energy Recovery, Inc. (a)(c)	55,579	198,973
EnPro Industries, Inc. (a)(c)	33,632	1,062,099
ESCO Technologies, Inc.	45,169	1,182,073
Federal Signal Corp.	86,394	588,343
Flow International Corp. (a)	87,514	224,036
Force Protection, Inc. (a)	123,904	550,753
FreightCar America, Inc.	23,029	617,638
Gardner Denver, Inc.	87,918	4,003,786
Gorman-Rupp Co.	25,393	719,892
Graco, Inc.	100,837	3,195,525
Graham Corp.	20,873	348,370
Greenbrier Companies, Inc. (a)(c)	30,665	438,816
Hardinge, Inc.	25,807	243,102
Harsco Corp.	135,115	3,676,479
Hurco Companies, Inc. (a)	13,162	226,123
IDEX Corp.	135,434	4,136,154
John Bean Technologies Corp.	48,187	828,335
Joy Global, Inc.	172,933	8,819,583
Kadant, Inc. (a)	23,543	459,795
Kaydon Corp.	56,094	2,105,769
Kennametal, Inc.	135,409	3,819,888
Key Technology, Inc. (a)	11,387	148,828
L.B. Foster Co. Class A (a)	20,015	561,821
Lincoln Electric Holdings, Inc.	68,304	3,811,363
Lindsay Corp. (c)	21,575	737,218
Lydall, Inc. (a)	28,938	233,240
Manitowoc Co., Inc. (c)	223,603	2,667,584
Met-Pro Corp.	36,943	348,742
MFRI, Inc. (a)	13,428	84,865
Middleby Corp. (a)(c)	31,742	1,787,392
Miller Industries, Inc.	20,280	304,200
Mueller Industries, Inc.	64,405	1,707,377
Mueller Water Products, Inc. Class A	272,301	1,179,063
NACCO Industries, Inc. Class A	9,601	811,861
Navistar International Corp. (a)	89,537	4,851,115
NN, Inc. (a)	18,519	114,633
Nordson Corp.	51,690	3,444,105
Omega Flex, Inc. (c)	3,426	45,155
Oshkosh Co. (a)	152,619	5,422,553
Pentair, Inc.	163,957	5,633,563
PMFG, Inc. (a)(c)	25,803	388,335
Portec Rail Products, Inc. (c)	21,984	251,717
RBC Bearings, Inc. (a)	36,894	1,033,032
Robbins & Myers, Inc.	47,018	1,038,628
Sauer-Danfoss, Inc. (a)	24,546	351,499
SPX Corp.	83,550	4,937,805
Sun Hydraulics Corp.	23,832	620,585

	Shares	Value
Tecumseh Products Co. Class A (non-vtg.) (a)	34,121	$ 445,961
Tennant Co.	29,063	973,320
Terex Corp. (a)	180,936	3,937,167
The L.S. Starrett Co. Class A	5,190	49,513
Thermadyne Holdings Corp. (a)	12,828	145,598
Timken Co.	131,469	3,784,993
Titan International, Inc. (c)	65,569	693,064
Toro Co. (c)	57,266	3,063,158
TriMas Corp. (a)	24,808	250,313
Trinity Industries, Inc. (c)	133,437	2,915,598
Twin Disc, Inc.	18,379	235,803
Valmont Industries, Inc.	35,539	2,815,400
Wabash National Corp. (a)(c)	58,250	417,070
WABCO Holdings, Inc. (a)	109,411	3,326,094
Wabtec Corp.	81,637	3,538,964
Watts Water Technologies, Inc. Class A	50,727	1,643,555
		146,015,818
Marine - 0.2%
Alexander & Baldwin, Inc.	70,063	2,255,328
American Commercial Lines, Inc. (a)	16,943	345,298
Baltic Trading Ltd.	32,408	404,776
Eagle Bulk Shipping, Inc. (a)(c)	107,069	512,861
Excel Maritime Carriers Ltd. (a)(c)	78,342	449,683
Genco Shipping & Trading Ltd. (a)	46,423	883,430
Horizon Lines, Inc. Class A	60,904	248,488
International Shipholding Corp.	14,747	353,338
Kirby Corp. (a)(c)	90,202	3,556,665
OceanFreight, Inc. (a)(c)	305,957	164,635
		9,174,502
Professional Services - 1.1%
Administaff, Inc.	38,973	940,418
Advisory Board Co. (a)	25,969	963,969
Barrett Business Services, Inc.	12,908	179,550
CBIZ, Inc. (a)(c)	95,075	627,495
CDI Corp.	25,347	404,792
Competitive Technologies, Inc. (a)	3,836	12,160
Corporate Executive Board Co.	58,672	1,900,386
CoStar Group, Inc. (a)(c)	35,820	1,460,381
CRA International, Inc. (a)	21,805	484,507
Diamond Management & Technology Consultants, Inc.	47,233	469,024
Exponent, Inc. (a)	23,566	647,829
Franklin Covey Co. (a)(c)	30,881	214,005
FTI Consulting, Inc. (a)	86,356	3,692,583
GP Strategies Corp. (a)	29,042	211,716
Heidrick & Struggles International, Inc.	30,634	709,177
Hill International, Inc. (a)	49,889	235,476
Hudson Highland Group, Inc. (a)	36,324	185,979
Huron Consulting Group, Inc. (a)	39,625	928,018
ICF International, Inc. (a)	22,139	496,578
IHS, Inc. Class A (a)(c)	80,257	4,154,102
Innovaro, Inc. (a)(c)	10,333	32,962
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Kelly Services, Inc. Class A (non-vtg.) (a)	47,114	$ 687,393
Kforce, Inc. (a)	61,809	835,658
Korn/Ferry International (a)	80,797	1,129,542
LECG Corp. (a)	28,005	92,977
Lightbridge Corp. (a)	6,074	37,537
Manpower, Inc.	133,913	6,121,163
MISTRAS Group, Inc. (c)	18,169	216,938
Navigant Consulting, Inc. (a)	85,669	1,038,308
Odyssey Marine Exploration, Inc. (a)(c)	127,733	141,784
On Assignment, Inc. (a)	66,912	370,023
RCM Technologies, Inc. (a)	14,333	52,172
Resources Connection, Inc. (a)	79,809	1,288,117
School Specialty, Inc. (a)	29,605	636,211
SFN Group, Inc. (a)	88,034	674,340
Spherix, Inc. (a)	5,297	6,303
Towers Watson & Co.	71,833	3,304,318
TrueBlue, Inc. (a)	72,743	966,754
Verisk Analytics, Inc.	175,812	5,318,313
Volt Information Sciences, Inc. (a)	18,549	186,603
VSE Corp.	9,167	351,188
		42,406,749
Road & Rail - 1.0%
AMERCO (a)(c)	10,657	582,405
Arkansas Best Corp.	40,618	950,055
Avis Budget Group, Inc. (a)(c)	173,103	2,051,271
Celadon Group, Inc. (a)	45,832	624,232
Con-way, Inc.	82,286	2,799,370
Covenant Transport Group, Inc. Class A (a)	4,491	30,898
Dollar Thrifty Automotive Group, Inc. (a)(c)	44,217	2,064,934
Frozen Food Express Industries, Inc. (a)	4,026	15,621
Genesee & Wyoming, Inc. Class A (a)	65,343	2,351,695
Heartland Express, Inc.	96,003	1,492,367
Hertz Global Holdings, Inc. (a)(c)	310,090	3,522,622
J.B. Hunt Transport Services, Inc.	160,063	5,526,975
Kansas City Southern (a)(c)	164,613	6,283,278
Knight Transportation, Inc. (c)	95,803	1,904,564
Landstar System, Inc.	84,076	3,526,147
Marten Transport Ltd. (a)	30,118	670,728
Old Dominion Freight Lines, Inc. (a)(c)	51,325	1,829,223
P.A.M. Transportation Services, Inc. (a)	12,026	180,991
Patriot Transportation Holding, Inc. (a)	1,798	151,589
Quality Distribution, Inc. (a)	6,526	37,002
RailAmerica, Inc.	40,911	456,976
Saia, Inc. (a)	26,865	402,169
Universal Truckload Services, Inc. (a)	9,329	161,485
USA Truck, Inc. (a)	17,441	262,313
Werner Enterprises, Inc.	85,554	1,928,387
YRC Worldwide, Inc. (a)	202,459	71,913
		39,879,210

	Shares	Value
Trading Companies & Distributors - 0.6%
Aceto Corp.	59,574	$ 372,933
Aircastle Ltd.	74,281	731,668
Applied Industrial Technologies, Inc.	66,628	1,837,600
Beacon Roofing Supply, Inc. (a)(c)	78,487	1,648,227
BlueLinx Corp. (a)(c)	14,464	53,661
CAI International, Inc. (a)	16,037	227,405
DXP Enterprises, Inc. (a)(c)	16,044	250,447
Essex Rental Corp. (a)	20,996	144,872
GATX Corp.	69,612	2,012,483
H&E Equipment Services, Inc. (a)(c)	47,602	475,544
Houston Wire & Cable Co.	30,981	355,352
Interline Brands, Inc. (a)(c)	55,451	1,104,029
Kaman Corp.	45,322	1,109,936
Lawson Products, Inc.	7,072	97,381
MSC Industrial Direct Co., Inc. Class A	73,155	3,785,040
RSC Holdings, Inc. (a)	84,806	619,932
Rush Enterprises, Inc. Class A (a)	61,398	932,636
TAL International Group, Inc.	21,941	526,365
Textainer Group Holdings Ltd.	28,612	702,425
Titan Machinery, Inc. (a)(c)	29,685	384,718
United Rentals, Inc. (a)	105,012	1,275,896
Watsco, Inc.	46,702	2,734,402
WESCO International, Inc. (a)(c)	71,035	2,656,709
Willis Lease Finance Corp. (a)	12,371	136,081
		24,175,742
TOTAL INDUSTRIALS		561,070,033
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)	54,038	1,583,854
ADC Telecommunications, Inc. (a)(c)	166,727	1,377,165
Adtran, Inc.	104,483	2,865,969
Alliance Fiber Optic Products, Inc.	23,499	31,724
Anaren, Inc. (a)	38,161	550,663
Arris Group, Inc. (a)	208,814	2,290,690
Aruba Networks, Inc. (a)(c)	111,979	1,500,519
Aviat Networks, Inc. (a)(c)	100,176	441,776
Bel Fuse, Inc. Class B (non-vtg.)	18,625	328,173
BigBand Networks, Inc. (a)	77,055	219,607
Black Box Corp.	32,285	952,085
Blue Coat Systems, Inc. (a)(c)	67,435	1,447,829
Brocade Communications Systems, Inc. (a)	756,437	4,122,582
Calix Networks, Inc. (a)	9,829	120,209
Ciena Corp. (a)(c)	153,498	2,389,964
Comarco, Inc. (a)	2,807	7,523
CommScope, Inc. (a)	156,889	4,424,270
Communications Systems, Inc.	2,049	22,437
Comtech Telecommunications Corp. (a)(c)	48,256	1,390,255
DG FastChannel, Inc. (a)(c)	36,550	1,552,279
Digi International, Inc. (a)	53,287	492,372
Ditech Networks, Inc. (a)	24,840	34,031
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
EchoStar Holding Corp. Class A (a)	71,169	$ 1,496,684
EMCORE Corp. (a)(c)	123,629	131,047
EMS Technologies, Inc. (a)	31,444	488,640
Emulex Corp. (a)	138,219	1,448,535
Endwave Corp. (a)	18,064	57,624
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	164,095	469,312
F5 Networks, Inc. (a)(c)	132,857	9,343,833
Finisar Corp. (a)(c)	111,695	1,697,764
Globecomm Systems, Inc. (a)	45,031	362,049
Harmonic, Inc. (a)	162,450	940,586
Hughes Communications, Inc. (a)(c)	17,920	465,382
Infinera Corp. (a)(c)	165,389	1,164,339
InterDigital, Inc. (a)(c)	74,311	1,939,517
Ixia (a)	64,206	642,060
KVH Industries, Inc. (a)	27,456	358,026
Lantronix, Inc. (a)	2,994	13,593
Lantronix, Inc. warrants 2/9/11 (a)(f)	81	0
Loral Space & Communications Ltd. (a)	20,647	824,641
Meru Networks, Inc. (a)(c)	8,130	106,503
NETGEAR, Inc. (a)(c)	58,291	1,323,789
Network Engines, Inc. (a)	69,582	203,875
Network Equipment Technologies, Inc. (a)	47,845	215,781
Nextwave Wireless, Inc. (a)	92,351	31,399
NumereX Corp. Class A (a)	4,959	23,555
Occam Networks, Inc. (a)	26,051	162,037
Oclaro, Inc. (a)	61,877	835,958
Oplink Communications, Inc. (a)	38,506	551,406
Opnext, Inc. (a)	81,069	162,138
Optelecom Nkf, Inc. (a)	1,053	1,643
Optical Cable Corp. (a)	1,228	3,745
ORBCOMM, Inc. (a)	46,095	93,573
Palm, Inc. (a)	287,927	1,641,184
Parkervision, Inc. (a)(c)	51,329	90,339
PC-Tel, Inc. (a)	41,380	243,728
Performance Technologies, Inc. (a)	4,304	11,018
Plantronics, Inc.	84,876	2,541,187
Polycom, Inc. (a)(c)	140,549	4,220,686
Powerwave Technologies, Inc. (a)(c)	246,794	407,210
Procera Networks, Inc. (a)	119,389	58,501
Relm Wireless Corp. (a)	20,572	52,047
Riverbed Technology, Inc. (a)(c)	93,987	2,512,273
SCM Microsystems, Inc. (a)	4,117	6,999
SeaChange International, Inc. (a)	59,997	500,975
ShoreTel, Inc. (a)	33,424	178,150
Sonus Networks, Inc. (a)	344,450	895,570
Sycamore Networks, Inc.	40,659	716,412
Symmetricom, Inc. (a)	84,462	441,736
Tekelec (a)(c)	113,381	1,625,317
Telular Corp. (a)	31,267	97,866
Tollgrade Communications, Inc. (a)	15,734	101,799

	Shares	Value
UTStarcom, Inc. (a)(c)	206,784	$ 425,975
ViaSat, Inc. (a)	54,231	1,742,442
Westell Technologies, Inc. Class A (a)	93,476	144,888
WorldGate Communications, Inc. (a)(c)	13,759	7,017
Zhone Technologies, Inc. (a)	31,758	51,766
Zoom Technologies, Inc. (a)(c)	8,588	47,492
		72,467,587
Computers & Peripherals - 0.9%
3PAR, Inc. (a)(c)	56,976	605,655
ActivIdentity Corp. (a)	96,650	221,329
Adaptec, Inc. (a)	198,325	575,143
Avid Technology, Inc. (a)(c)	55,155	743,489
Compellent Technologies, Inc. (a)(c)	30,045	386,379
Concurrent Computer Corp. (a)	7,911	42,719
CopyTele, Inc. (a)(c)	32,984	10,555
Cray, Inc. (a)	69,657	331,567
Datalink Corp. (a)	2,058	8,849
Dataram Corp. (a)	23,649	42,095
Diebold, Inc.	111,797	3,239,877
Dot Hill Systems Corp. (a)	30,475	39,618
Electronics for Imaging, Inc. (a)	87,330	972,856
Hauppauge Digital, Inc. (a)(c)	4,117	11,075
Hutchinson Technology, Inc. (a)(c)	50,049	273,768
Hypercom Corp. (a)	83,671	405,804
iGO, Inc. (a)	18,109	27,164
Imation Corp. (a)	61,826	635,571
Immersion Corp. (a)	55,524	294,832
Intermec, Inc. (a)	86,259	952,299
Interphase Corp. (a)	2,203	4,230
Intevac, Inc. (a)	36,103	415,546
Isilon Systems, Inc. (a)	51,704	706,277
KEY Tronic Corp. (a)	21,607	120,135
LaserCard Corp. (a)	22,484	109,947
NCR Corp. (a)	265,770	3,529,426
Netezza Corp. (a)	82,700	1,077,581
Novatel Wireless, Inc. (a)(c)	65,953	405,611
Overland Storage, Inc. (a)	2,016	4,294
Presstek, Inc. (a)	39,299	156,803
Qualstar Corp.	2,735	5,169
Quantum Corp. (a)	332,805	782,092
Rimage Corp. (a)	17,322	284,427
Seagate Technology (a)	850,213	13,059,272
Silicon Graphics International Corp. (a)	45,905	374,585
STEC, Inc. (a)(c)	60,611	732,181
Stratasys, Inc. (a)(c)	37,340	868,528
Super Micro Computer, Inc. (a)(c)	44,834	616,468
Synaptics, Inc. (a)(c)	56,008	1,675,759
Transact Technologies, Inc. (a)	18,832	138,980
ViewCast.com, Inc. (a)	10,386	2,804
		34,890,759
Electronic Equipment & Components - 2.2%
Acacia Research Corp. - Acacia Technologies (a)	64,237	966,767
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Advanced Photonix, Inc. Class A (a)	11,134	$ 5,567
Agilysys, Inc. (c)	29,348	197,806
Anixter International, Inc. (a)(c)	52,673	2,501,968
Arrow Electronics, Inc. (a)	203,320	5,546,570
Avnet, Inc. (a)	258,381	7,420,702
AVX Corp.	85,757	1,198,025
Axcess, Inc. (a)	6,529	3,526
Bell Microproducts, Inc. (a)	60,749	422,206
Benchmark Electronics, Inc. (a)	110,987	2,051,040
Brightpoint, Inc. (a)	112,742	837,673
CalAmp Corp. (a)	49,629	111,665
Checkpoint Systems, Inc. (a)	67,121	1,336,379
Clearfield, Inc. (a)	5,604	14,458
Cogent, Inc. (a)	81,669	728,487
Cognex Corp.	64,029	1,222,314
Coherent, Inc. (a)	40,842	1,441,723
Comverge, Inc. (a)(c)	45,117	430,416
Conolog Corp. (a)(c)	14,718	19,428
CPI International, Inc. (a)	14,489	222,261
CTS Corp.	57,634	606,886
Daktronics, Inc.	68,366	575,642
DDi Corp.	34,048	299,622
Digital Ally, Inc. (a)	16,594	36,507
Dolby Laboratories, Inc. Class A (a)(c)	88,607	5,848,948
DTS, Inc. (a)(c)	28,831	952,288
Echelon Corp. (a)(c)	53,502	455,302
Electro Rent Corp.	34,950	474,971
Electro Scientific Industries, Inc. (a)	46,028	591,460
FARO Technologies, Inc. (a)	29,999	717,276
Frequency Electronics, Inc. (a)	1,170	6,178
Gerber Scientific, Inc. (a)	45,664	275,354
Giga-Tronics, Inc. (a)	4,585	11,050
GTSI Corp. (a)	3,743	20,998
I. D. Systems Inc. (a)	11,645	37,031
ICx Technologies, Inc. (a)(c)	27,883	185,143
IEC Electronics Corp. (a)	18,101	80,730
Ingram Micro, Inc. Class A (a)	280,106	4,750,598
Insight Enterprises, Inc. (a)	77,815	1,131,430
Intelli-Check, Inc. (a)	25,728	38,592
IPG Photonics Corp. (a)(c)	45,086	758,347
Iteris, Inc. (a)	46,357	72,780
Itron, Inc. (a)(c)	67,363	4,490,418
Keithley Instruments, Inc.	24,857	232,910
L-1 Identity Solutions, Inc. (a)(c)	146,679	1,091,292
LeCroy Corp. (a)	22,102	110,510
LightPath Technologies, Inc. Class A (a)	1,150	2,036
Littelfuse, Inc. (a)	38,180	1,380,207
LoJack Corp. (a)	17,896	72,121
LRAD Corp. (a)(c)	9,685	13,075
Mace Security International, Inc. (a)	8,918	5,618
Maxwell Technologies, Inc. (a)(c)	41,509	491,882

	Shares	Value
Measurement Specialties, Inc. (a)	23,718	$ 355,533
Mercury Computer Systems, Inc. (a)	40,538	476,322
Mesa Laboratories, Inc.	4,207	95,331
Methode Electronics, Inc. Class A	64,766	657,375
Micronetics, Inc. (a)	3,743	14,598
MTS Systems Corp.	29,111	851,497
Multi-Fineline Electronix, Inc. (a)	19,996	528,494
Napco Security Technolgies, Inc. (a)	17,472	35,293
National Instruments Corp.	102,690	3,305,591
NetList, Inc. (a)	29,566	75,985
Newport Corp. (a)	62,043	644,006
NU Horizons Electronics Corp. (a)	14,521	48,210
OSI Systems, Inc. (a)(c)	30,909	811,979
Par Technology Corp. (a)	6,450	43,667
Park Electrochemical Corp.	30,463	788,382
PC Connection, Inc. (a)	13,930	94,724
PC Mall, Inc. (a)	6,015	30,195
Perceptron, Inc. (a)	2,600	11,570
Planar Systems, Inc. (a)	18,106	32,229
Plexus Corp.	66,188	2,253,701
Power-One, Inc. (a)(c)	157,195	1,227,693
RadiSys Corp. (a)	47,827	448,617
RAE Systems, Inc. (a)	46,052	35,529
Research Frontiers, Inc. (a)(c)	22,011	68,234
RF Industries Ltd. (a)	2,339	11,718
RF Monolithics, Inc. (a)	3,462	4,016
Richardson Electronics Ltd.	33,307	324,410
Rofin-Sinar Technologies, Inc. (a)	50,125	1,196,484
Rogers Corp. (a)	26,413	754,355
Sanmina-SCI Corp. (a)	133,735	2,039,459
ScanSource, Inc. (a)	46,003	1,185,957
Sigmatron International, Inc. (a)	762	3,932
SMART Modular Technologies (WWH), Inc. (a)	69,141	424,526
Spectrum Control, Inc. (a)	25,326	329,238
Superconductor Technologies, Inc. (a)	12,244	30,610
SYNNEX Corp. (a)(c)	36,433	973,854
Tech Data Corp. (a)	86,616	3,520,940
Technitrol, Inc. (c)	64,084	246,723
Tessco Technologies, Inc.	11,035	206,796
Trimble Navigation Ltd. (a)(c)	203,412	5,844,027
TTM Technologies, Inc. (a)(c)	75,245	870,585
Universal Display Corp. (a)(c)	52,827	818,290
Viasystems Group, Inc. (a)	8,420	155,938
Vicon Industries, Inc. (a)	18,575	78,015
Vishay Intertechnology, Inc. (a)	290,931	2,632,926
Wireless Ronin Technologies, Inc. (a)	6,055	7,448
X-Rite, Inc. (a)(c)	41,424	142,913
Zygo Corp. (a)	33,130	265,703
		87,499,801
Internet Software & Services - 1.3%
Ancestry.com, Inc.	32,764	552,729
Answers Corp. (a)	9,496	74,828
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
AOL, Inc. (a)	182,506	$ 3,765,099
Archipelago Learning, Inc.	10,310	149,598
Art Technology Group, Inc. (a)	257,314	962,354
Autobytel, Inc. (a)	47,104	60,293
Communication Intelligence Corp. (a)	7,900	549
comScore, Inc. (a)	36,642	563,554
Constant Contact, Inc. (a)(c)	46,564	999,263
DealerTrack Holdings, Inc. (a)(c)	65,220	1,045,477
Dice Holdings, Inc. (a)	37,923	300,350
Digital River, Inc. (a)	64,449	1,774,925
DivX, Inc. (a)	57,303	413,728
EarthLink, Inc.	181,732	1,561,078
EasyLink Services International Corp. (a)	52,492	133,330
EDGAR Online, Inc. (a)	11,846	15,400
Equinix, Inc. (a)(c)	76,374	7,027,172
GSI Commerce, Inc. (a)(c)	92,181	2,595,817
IAC/InterActiveCorp (a)	166,717	3,910,347
iMergent, Inc.	8,356	33,591
InfoSpace, Inc. (a)	66,693	548,883
Innodata Isogen, Inc. (a)(c)	57,252	158,016
InsWeb Corp. (a)	283	1,415
Internap Network Services Corp. (a)	94,432	483,492
Internet America, Inc. (a)	6,082	2,129
Internet Brands, Inc. Class A (a)(c)	44,608	463,477
Internet Capital Group, Inc. (a)	66,930	556,858
iPass, Inc. (c)	91,360	104,150
j2 Global Communications, Inc. (a)(c)	76,129	1,761,625
Jupiter Media Metrix, Inc. (a)	14,700	0
Keynote Systems, Inc.	30,182	299,104
KIT Digital, Inc. (a)	25,784	284,398
Limelight Networks, Inc. (a)	70,241	304,846
Liquidity Services, Inc. (a)	27,445	363,921
LivePerson, Inc. (a)	70,864	457,781
Local.com Corp. (a)	27,285	203,819
LogMeIn, Inc.	25,298	644,087
LoopNet, Inc. (a)	57,766	633,115
Marchex, Inc. Class B	49,302	249,961
Market Leader, Inc. (a)	9,851	19,209
ModusLink Global Solutions, Inc. (a)	81,733	624,440
Move, Inc. (a)	274,692	576,853
NaviSite, Inc. (a)	43,278	114,687
NIC, Inc.	96,059	624,384
Onstream Media Corp. (a)	183	302
Onvia.com, Inc. (a)(c)	1,133	5,948
OpenTable, Inc. (c)	26,826	1,108,719
Openwave Systems, Inc. (a)	173,617	373,277
Perficient, Inc. (a)	54,081	577,044
QuinStreet, Inc.	17,657	245,256
Rackspace Hosting, Inc. (a)(c)	127,823	2,249,685
RealNetworks, Inc. (a)	161,567	581,641
Reis, Inc. (a)	2,805	17,391

	Shares	Value
Saba Software, Inc. (a)(c)	46,229	$ 238,079
SAVVIS, Inc. (a)	67,442	1,264,875
Selectica, Inc. (a)	701	4,178
Stamps.com, Inc. (a)	24,970	261,686
Support.com, Inc. (a)	89,073	372,325
TechTarget, Inc. (a)	18,603	112,734
Terremark Worldwide, Inc. (a)(c)	71,179	534,554
The Knot, Inc. (a)	56,086	419,523
TheStreet.com, Inc.	58,323	181,968
Travelzoo, Inc. (a)(c)	9,969	161,996
United Online, Inc.	145,864	994,063
ValueClick, Inc. (a)	149,734	1,741,406
Vocus, Inc. (a)	32,978	516,435
Web.com, Inc. (a)	49,206	186,491
WebMD Health Corp. (a)(c)	78,201	3,560,492
WebMediaBrands, Inc. (a)	31,939	30,566
Zix Corp. (a)(c)	102,102	239,940
		51,400,706
IT Services - 1.9%
Acorn Energy, Inc. (a)	33,213	163,408
Acxiom Corp. (a)	134,218	2,336,735
Alliance Data Systems Corp. (a)(c)	88,000	6,218,080
Analysts International Corp. (a)	1,936	4,646
Broadridge Financial Solutions, Inc.	216,336	4,136,344
CACI International, Inc. Class A (a)	51,085	2,362,170
Cass Information Systems, Inc.	14,016	444,588
Ciber, Inc. (a)	112,071	333,972
Computer Task Group, Inc. (a)	17,888	138,274
Convergys Corp. (a)(c)	197,452	2,156,176
CSG Systems International, Inc. (a)	60,775	1,247,103
CSP, Inc. (a)	3,555	14,931
CyberSource Corp. (a)	117,903	3,028,928
DST Systems, Inc.	66,436	2,545,828
Dynamics Research Corp. (a)	11,470	122,614
Echo Global Logistics, Inc. (c)	13,988	183,523
Edgewater Technology, Inc. (a)	4,972	14,817
eLoyalty Corp. (a)	5,881	39,285
EnergyConnect Group, Inc. (a)	20,770	3,433
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)(c)	82,405	1,083,626
ExlService Holdings, Inc. (a)	25,623	425,854
Forrester Research, Inc. (a)	25,985	815,149
Gartner, Inc. Class A (a)	109,586	2,712,254
Genpact Ltd. (a)	172,000	2,905,080
Global Cash Access Holdings, Inc. (a)(c)	60,585	484,074
Global Payments, Inc.	138,600	5,847,534
Hackett Group, Inc. (a)	72,487	245,006
Heartland Payment Systems, Inc.	63,816	1,048,497
Hewitt Associates, Inc. Class A (a)	159,586	5,944,579
iGate Corp.	44,328	517,751
infoGROUP, Inc. (a)	56,704	448,812
Information Services Group, Inc. (a)	46,725	119,616
Integral Systems, Inc. (a)(c)	46,815	320,215
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
INX, Inc. (a)	7,038	$ 33,501
Lender Processing Services, Inc.	160,953	5,462,745
Lionbridge Technologies, Inc. (a)	106,007	575,618
ManTech International Corp. Class A (a)	36,413	1,683,373
Mastech Holdings, Inc. (a)	2,512	9,093
Maximus, Inc.	29,560	1,770,644
MoneyGram International, Inc. (a)(c)	142,367	374,425
NCI, Inc. Class A (a)	15,408	338,052
NeuStar, Inc. Class A (a)	124,987	2,673,472
Newtek Business Services, Inc.	5,503	8,144
Online Resources Corp. (a)	38,230	164,771
PFSweb, Inc. (a)(c)	42,508	152,179
PRG-Schultz International, Inc. (a)	30,843	132,625
Rainmaker Systems, Inc. (a)	15,480	20,124
RightNow Technologies, Inc. (a)	39,725	577,999
Sapient Corp. (c)	156,340	1,586,851
SRA International, Inc. Class A (a)	70,537	1,521,483
StarTek, Inc. (a)	22,269	100,211
Storage Engine, Inc. (a)	500	0
Syntel, Inc.	38,976	1,303,357
TechTeam Global, Inc. (a)	6,114	31,120
Teletech Holdings, Inc. (a)	54,258	701,556
The Management Network Group, Inc. (a)	2,929	7,615
Tier Technologies, Inc. Class B (a)	6,244	49,078
TNS, Inc. (a)	44,953	864,446
TSR, Inc. (a)	4,079	9,994
Unisys Corp. (a)(c)	64,210	1,489,672
VeriFone Holdings, Inc. (a)(c)	124,162	2,505,589
Virtusa Corp. (a)	28,327	244,745
WidePoint Corp. (a)	5,600	4,816
Wilhelmina International, Inc. (a)	5,500	490
WPCS International, Inc. (a)	8,000	23,840
Wright Express Corp. (a)	64,704	2,031,706
Zanett, Inc. (a)(c)	19,063	32,407
		74,898,643
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	102,151	2,809,153
Semiconductors & Semiconductor Equipment - 3.7%
Actel Corp. (a)	58,521	825,731
Advanced Analogic Technologies, Inc. (a)	78,431	271,371
Advanced Energy Industries, Inc. (a)(c)	54,478	673,348
AEHR Test Systems (a)	9,000	21,960
Aetrium, Inc. (a)	100	329
Alpha & Omega Semiconductor Ltd. (a)	722	10,751
Amkor Technology, Inc. (a)(c)	199,381	1,357,785
Amtech Systems, Inc. (a)	18,709	177,174
ANADIGICS, Inc. (a)(c)	106,552	433,667
Applied Micro Circuits Corp. (a)	116,587	1,285,372
Atheros Communications, Inc. (a)	114,660	3,898,440
Atmel Corp. (a)	676,984	3,456,003

	Shares	Value
ATMI, Inc. (a)	55,716	$ 902,599
AuthenTec, Inc. (a)	53,075	153,918
Axcelis Technologies, Inc. (a)	209,208	414,232
AXT, Inc. (a)	87,337	379,916
Brooks Automation, Inc. (a)	100,207	833,722
Cabot Microelectronics Corp. (a)	40,344	1,480,625
Cavium Networks, Inc. (a)(c)	61,278	1,628,769
Ceva, Inc. (a)	34,777	404,109
Cirrus Logic, Inc. (a)	103,442	1,470,428
Cohu, Inc.	47,363	663,556
Conexant Systems, Inc. (a)	135,991	386,214
Cree, Inc. (a)(c)	163,516	10,852,557
Cymer, Inc. (a)(c)	48,218	1,459,559
Cypress Semiconductor Corp. (a)	258,488	2,944,178
Diodes, Inc. (a)(c)	56,987	1,126,063
DSP Group, Inc. (a)	40,671	275,343
Entegris, Inc. (a)	214,879	1,160,347
Entropic Communications, Inc. (a)	99,375	530,663
Exar Corp. (a)	65,969	461,783
Fairchild Semiconductor International, Inc. (a)	215,091	2,150,910
FEI Co. (a)	65,246	1,350,592
FormFactor, Inc. (a)	84,799	1,091,363
FSI International, Inc. (a)	60,595	254,499
GSI Technology, Inc. (a)	35,000	207,200
Hittite Microwave Corp. (a)	32,100	1,467,933
Ikanos Communications, Inc. (a)	63,273	133,506
Integrated Device Technology, Inc. (a)	281,858	1,646,051
Integrated Silicon Solution, Inc. (a)	51,768	487,655
International Rectifier Corp. (a)(c)	120,089	2,517,065
Intersil Corp. Class A	210,500	2,801,755
IXYS Corp. (a)	55,002	512,619
Kopin Corp. (a)	117,123	419,300
Kulicke & Soffa Industries, Inc. (a)	115,910	806,734
Lam Research Corp. (a)	213,593	8,086,631
Lattice Semiconductor Corp. (a)	192,710	955,842
Logic Devices, Inc. (a)	8,982	10,509
LTX-Credence Corp. (a)	244,769	846,901
Marvell Technology Group Ltd. (a)	825,902	15,675,620
Mattson Technology, Inc. (a)	91,246	385,971
Maxim Integrated Products, Inc.	512,690	9,105,374
MaxLinear, Inc. Class A (a)	14,076	224,934
MEMSIC, Inc. (a)	6,429	17,680
Micrel, Inc.	71,587	794,974
Microsemi Corp. (a)	140,888	2,180,946
Microtune, Inc. (a)	92,467	218,222
Mindspeed Technologies, Inc. (a)	52,716	446,505
MIPS Technologies, Inc. (a)	85,189	421,686
MKS Instruments, Inc. (a)	76,796	1,525,169
Monolithic Power Systems, Inc. (a)(c)	61,834	1,186,594
MoSys, Inc. (a)	60,959	252,370
Nanometrics, Inc. (a)(c)	31,594	342,163
Netlogic Microsystems, Inc. (a)(c)	86,267	2,481,902
NVE Corp. (a)(c)	8,431	391,957
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Omnivision Technologies, Inc. (a)	87,280	$ 1,683,631
ON Semiconductor Corp. (a)(c)	719,009	5,255,956
PDF Solutions, Inc. (a)	29,912	142,381
Pericom Semiconductor Corp. (a)	49,342	488,486
Photronics, Inc. (a)(c)	98,978	500,829
Pixelworks, Inc. (a)	26,884	113,719
PLX Technology, Inc. (a)	60,659	293,590
PMC-Sierra, Inc. (a)	382,655	3,099,506
Power Integrations, Inc.	45,165	1,534,707
QuickLogic Corp. (a)	55,405	161,229
Rambus, Inc. (a)(c)	176,320	4,132,941
Ramtron International Corp. (a)	4,828	13,470
RF Micro Devices, Inc. (a)(c)	405,343	1,945,646
Rubicon Technology, Inc. (a)(c)	20,670	561,811
Rudolph Technologies, Inc. (a)	54,916	487,654
Semtech Corp. (a)	103,495	1,822,547
Sigma Designs, Inc. (a)	53,825	560,857
Silicon Image, Inc. (a)	164,044	598,761
Silicon Laboratories, Inc. (a)(c)	75,871	3,446,820
Skyworks Solutions, Inc. (a)(c)	285,955	4,555,263
Standard Microsystems Corp. (a)	36,746	840,748
Supertex, Inc. (a)(c)	20,513	558,569
Tegal Corp. (a)	888	879
Tessera Technologies, Inc. (a)	83,219	1,446,346
TranSwitch Corp. (a)	22,498	54,445
Trident Microsystems, Inc. (a)	148,818	251,502
TriQuint Semiconductor, Inc. (a)	260,177	1,826,443
Ultra Clean Holdings, Inc. (a)	34,461	307,392
Ultratech, Inc. (a)	41,510	578,649
Varian Semiconductor Equipment Associates, Inc. (a)	125,630	3,905,837
Veeco Instruments, Inc. (a)(c)	63,470	2,422,650
Virage Logic Corp. (a)	33,704	334,344
Volterra Semiconductor Corp. (a)	50,440	1,182,818
Zoran Corp. (a)	89,282	862,464
		147,312,534
Software - 3.6%
ACI Worldwide, Inc. (a)(c)	59,524	1,137,504
Activision Blizzard, Inc.	965,938	10,383,834
Actuate Corp. (a)	86,864	390,019
Adept Technology, Inc. (a)	1,291	5,939
Advent Software, Inc. (a)(c)	25,798	1,115,506
American Software, Inc. Class A	40,573	234,918
ANSYS, Inc. (a)(c)	149,816	6,551,454
ArcSight, Inc. (a)(c)	49,509	1,072,365
Ariba, Inc. (a)(c)	159,155	2,395,283
Aspen Technology, Inc. (a)	107,330	1,230,002
Authentidate Holding Corp. (a)	26,832	21,165
Avatech Solutions, Inc. (a)	735	691
Bitstream, Inc. Class A (a)	3,682	26,179
Blackbaud, Inc.	75,512	1,702,796

	Shares	Value
Blackboard, Inc. (a)(c)	50,494	$ 2,021,780
Bottomline Technologies, Inc. (a)	43,247	708,386
BSQUARE Corp. (a)	2,830	7,075
Cadence Design Systems, Inc. (a)	444,466	2,977,922
Callidus Software, Inc. (a)	47,256	151,692
Cinedigm Digital Cinema Corp. (a)	30,643	51,787
CommVault Systems, Inc. (a)(c)	68,144	1,535,966
Concur Technologies, Inc. (a)(c)	70,975	3,002,243
Datawatch Corp. (a)	3,120	9,641
Deltek, Inc. (a)	63,814	509,236
DemandTec, Inc. (a)(c)	39,036	238,510
Digimarc Corp. (a)	1,667	30,840
Double-Take Software, Inc. (a)	37,806	392,804
ebix.com, Inc. (a)(c)	54,038	825,701
Epicor Software Corp. (a)(c)	81,882	761,503
EPIQ Systems, Inc. (a)(c)	60,572	693,549
Evolving Systems, Inc.	7,674	55,560
FactSet Research Systems, Inc.	73,376	4,993,237
Fair Isaac Corp.	81,281	1,885,719
FalconStor Software, Inc. (a)	67,338	189,220
Fonix Corp. (a)	1	0
Fortinet, Inc. (c)	67,779	1,106,153
Geeknet, Inc. (a)	41,920	60,365
Glu Mobile, Inc. (a)	12,704	16,007
GSE Systems, Inc. (a)	33,148	162,757
Guardian Technologies International (a)	560	196
Guidance Software, Inc. (a)	15,000	88,200
Informatica Corp. (a)	152,544	3,935,635
Interactive Intelligence, Inc. (a)	23,570	422,610
Jack Henry & Associates, Inc.	142,670	3,429,787
JDA Software Group, Inc. (a)	69,147	1,847,608
Kenexa Corp. (a)	38,034	541,224
Lawson Software, Inc. (a)	242,963	2,003,230
Magma Design Automation, Inc. (a)(c)	79,773	246,499
Majesco Entertainment Co. (a)	66,866	52,249
Manhattan Associates, Inc. (a)	37,298	1,079,777
Mentor Graphics Corp. (a)(c)	167,342	1,536,200
MICROS Systems, Inc. (a)(c)	136,565	4,670,523
MicroStrategy, Inc. Class A (a)	16,163	1,245,521
Monotype Imaging Holdings, Inc. (a)	43,310	427,470
NetScout Systems, Inc. (a)	57,574	778,976
NetSol Technologies, Inc. (a)	880	693
NetSuite, Inc. (a)(c)	41,084	578,463
Nuance Communications, Inc. (a)(c)	398,522	6,788,822
Opnet Technologies, Inc.	23,885	382,877
Parametric Technology Corp. (a)	194,928	3,212,413
Peerless Systems Corp. (a)	6,456	17,689
Pegasystems, Inc.	27,274	815,765
Pervasive Software, Inc. (a)	3,743	18,041
Phoenix Technologies Ltd. (a)(c)	58,528	173,828
Progress Software Corp. (a)	71,348	2,278,855
PROS Holdings, Inc. (a)	36,301	239,950
QAD, Inc.	28,833	138,110
Quest Software, Inc. (a)	106,864	2,068,353
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Radiant Systems, Inc. (a)	50,063	$ 693,873
Renaissance Learning, Inc.	12,701	198,517
Rosetta Stone, Inc. (a)(c)	21,467	563,509
Rovi Corp. (a)	176,662	6,596,559
S1 Corp. (a)	96,195	589,675
Salary.com, Inc. (a)	11,000	30,580
Scientific Learning Corp. (a)	24,929	132,622
Simulations Plus, Inc. (a)	24,000	58,560
Smith Micro Software, Inc. (a)	55,283	544,538
SolarWinds, Inc. (c)	51,250	971,700
Solera Holdings, Inc.	117,391	4,071,120
Sonic Foundry, Inc. (a)(c)	1,071	7,261
Sonic Solutions, Inc. (a)(c)	47,997	570,684
SonicWALL, Inc. (a)	89,081	811,528
Sourcefire, Inc. (a)	37,113	766,012
SRS Labs, Inc. (a)	23,248	211,092
SS&C Technologies Holdings, Inc. (a)	20,279	330,953
SuccessFactors, Inc. (a)(c)	95,298	2,121,333
Sybase, Inc. (a)	139,680	8,985,614
Symyx Technologies, Inc. (a)	67,424	431,514
Synchronoss Technologies, Inc. (a)	40,342	824,590
Synopsys, Inc. (a)(c)	245,946	5,268,163
Take-Two Interactive Software, Inc. (a)(c)	150,275	1,738,682
Taleo Corp. Class A (a)(c)	66,523	1,666,401
TeleCommunication Systems, Inc. Class A (a)	74,047	370,975
THQ, Inc. (a)(c)	120,121	720,726
TIBCO Software, Inc. (a)	284,213	3,242,870
TiVo, Inc. (a)	184,022	1,663,559
Tyler Technologies, Inc. (a)(c)	60,727	985,599
Ultimate Software Group, Inc. (a)(c)	42,274	1,446,194
Unica Corp. (a)	25,949	269,870
Vasco Data Security International, Inc. (a)	60,859	387,672
Veramark Technologies, Inc. (a)	1,700	595
Versant Corp. (a)	12,238	136,576
VirnetX Holding Corp. (a)(c)	52,165	319,771
VMware, Inc. Class A (a)	106,882	7,076,657
Wave Systems Corp. Class A (a)(c)	123,645	353,625
Websense, Inc. (a)(c)	68,593	1,434,966
		144,269,607
TOTAL INFORMATION TECHNOLOGY		615,548,790
MATERIALS - 5.8%
Chemicals - 2.7%
A. Schulman, Inc.	60,657	1,348,102
ADA-ES, Inc. (a)(c)	6,212	38,514
Albemarle Corp.	154,271	6,642,909
Altair Nanotechnologies, Inc. (a)(c)	146,812	76,328
American Pacific Corp. (a)	6,762	37,597

	Shares	Value
American Vanguard Corp.	41,080	$ 327,408
Ampal-American Israel Corp. Class A (a)	4,585	7,886
Arch Chemicals, Inc.	43,104	1,476,743
Ashland, Inc.	120,182	6,442,957
Balchem Corp. (c)	48,538	1,178,988
Cabot Corp.	85,117	2,384,127
Calgon Carbon Corp. (a)(c)	94,644	1,407,356
Celanese Corp. Class A	242,960	6,965,663
Converted Organics, Inc. (a)(c)	92,992	79,973
Cytec Industries, Inc.	83,006	3,546,846
Ferro Corp. (a)	134,910	1,215,539
Flotek Industries, Inc. (a)(c)	40,256	57,969
Georgia Gulf Corp. (a)	3,426	59,612
H.B. Fuller Co.	85,045	1,814,010
Hawkins, Inc. (c)	16,188	435,457
Huntsman Corp.	279,387	2,788,282
Innophos Holdings, Inc.	29,913	853,717
Intrepid Potash, Inc. (a)(c)	74,716	1,842,497
KMG Chemicals, Inc.	13,179	221,803
Koppers Holdings, Inc.	35,528	962,454
Kraton Performance Polymers, Inc.	18,953	388,537
Kronos Worldwide, Inc. (a)	4,133	78,320
Landec Corp. (a)	55,755	345,123
LSB Industries, Inc. (a)(c)	32,656	533,926
Lubrizol Corp.	115,311	10,213,095
Material Sciences Corp. (a)	8,000	25,600
Minerals Technologies, Inc.	32,748	1,750,381
Nalco Holding Co.	233,364	5,288,028
Nanophase Technologies Corp. (a)(c)	5,146	7,976
NewMarket Corp.	18,495	1,904,245
NL Industries, Inc.	9,181	63,624
Olin Corp.	114,333	2,191,764
OM Group, Inc. (a)	52,057	1,553,901
OMNOVA Solutions, Inc. (a)	74,315	596,749
Penford Corp. (a)	22,005	180,001
PolyOne Corp. (a)	146,478	1,463,315
Quaker Chemical Corp.	22,398	618,857
Rockwood Holdings, Inc. (a)	85,738	2,224,044
RPM International, Inc.	217,018	4,299,127
Senomyx, Inc. (a)	79,410	311,287
Sensient Technologies Corp.	83,674	2,316,933
Solutia, Inc. (a)	205,487	3,113,128
Spartech Corp. (a)	50,908	677,585
Stepan Co.	14,588	1,052,232
STR Holdings, Inc.	20,551	435,887
The Mosaic Co.	254,627	11,756,129
The Scotts Miracle-Gro Co. Class A	74,307	3,301,460
TPC Group, Inc. (a)	27,500	500,775
Valhi, Inc. (c)	19,180	344,089
Valspar Corp.	155,808	4,887,697
W.R. Grace & Co. (a)(c)	102,652	2,630,971
Westlake Chemical Corp.	34,372	729,030
Zagg, Inc. (a)	49,780	116,983
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Zep, Inc.	37,180	$ 679,650
Zoltek Companies, Inc. (a)(c)	60,096	575,119
		109,368,305
Construction Materials - 0.3%
Eagle Materials, Inc.	73,763	2,263,049
Headwaters, Inc. (a)	100,837	398,306
Martin Marietta Materials, Inc. (c)	75,151	7,006,328
Texas Industries, Inc.	39,354	1,428,550
United States Lime & Minerals, Inc. (a)	5,589	217,971
		11,314,204
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	11,335	284,962
Aptargroup, Inc.	106,232	4,234,408
Boise, Inc. (a)	69,602	427,356
BWAY Holding Co. (a)	21,393	427,004
Crown Holdings, Inc. (a)	271,296	6,378,169
Graham Packaging Co., Inc.	30,805	385,987
Graphic Packaging Holding Co. (a)	137,473	434,415
Greif, Inc. Class A	57,516	3,151,877
MOD-PAC Corp. (sub. vtg.) (a)	1,684	8,403
Myers Industries, Inc.	55,020	494,080
Packaging Corp. of America	170,543	3,775,822
Rock-Tenn Co. Class A	64,335	3,310,679
Silgan Holdings, Inc.	88,160	2,515,205
Sonoco Products Co.	165,492	5,115,358
Temple-Inland, Inc.	178,523	3,772,191
UFP Technologies, Inc. (a)	8,869	78,313
		34,794,229
Metals & Mining - 1.6%
A.M. Castle & Co. (a)(c)	31,274	465,044
Allied Nevada Gold Corp. (a)(c)	104,959	2,008,915
Amcol International Corp.	45,093	1,215,707
Brush Engineered Materials, Inc. (a)	34,514	871,824
Capital Gold Corp. (a)	107,281	379,775
Carpenter Technology Corp.	74,144	2,884,943
Century Aluminum Co. (a)	110,240	1,158,622
Coeur d'Alene Mines Corp. (a)(c)	134,454	2,030,255
Commercial Metals Co.	192,885	3,003,219
Compass Minerals International, Inc.	54,354	4,123,294
Friedman Industries	7,344	40,245
General Moly, Inc. (a)(c)	104,810	394,086
Golden Minerals Co. (a)	7,631	61,430
Haynes International, Inc.	21,800	692,150
Hecla Mining Co. (a)(c)	397,027	2,136,005
Horsehead Holding Corp. (a)	74,825	780,425
Kaiser Aluminum Corp. (c)	29,719	1,112,382
Metalline Mining Co. (a)	25,343	15,713
Metals USA Holdings Corp. (a)	16,454	251,746
Mines Management, Inc. (a)(c)	11,916	25,500
Olympic Steel, Inc.	16,498	454,685

	Shares	Value
Reliance Steel & Aluminum Co.	107,633	$ 4,941,431
Rock of Ages Corp. Class A (a)	600	2,460
Royal Gold, Inc. (c)	92,264	4,626,117
RTI International Metals, Inc. (a)	50,670	1,343,262
Schnitzer Steel Industries, Inc. Class A	37,726	1,887,809
Solitario Exploration & Royalty Corp. (a)	1,240	3,018
Southern Copper Corp. (c)	359,705	10,604,103
Steel Dynamics, Inc.	364,819	5,351,895
Stillwater Mining Co. (a)(c)	79,626	1,054,248
Synalloy Corp.	7,000	66,710
Universal Stainless & Alloy Products, Inc. (a)	14,191	292,477
US Energy Corp. (a)	52,366	274,922
US Gold Corp. (a)(c)	160,838	635,310
Vista Gold Corp. (a)	116,040	220,477
Walter Energy, Inc.	90,072	7,145,412
Worthington Industries, Inc.	108,539	1,597,694
		64,153,310
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc. (a)	67,813	821,894
Clearwater Paper Corp. (a)	19,631	1,202,006
Deltic Timber Corp.	20,274	937,470
Domtar Corp.	70,756	4,330,267
Glatfelter	78,047	905,345
Kapstone Paper & Packaging Corp. (a)	72,156	797,324
Louisiana-Pacific Corp. (a)(c)	205,000	1,742,500
Neenah Paper, Inc.	26,788	507,365
Schweitzer-Mauduit International, Inc.	29,638	1,636,018
Verso Paper Corp. (a)(c)	21,473	79,235
Wausau-Mosinee Paper Corp. (a)	87,132	760,662
		13,720,086
TOTAL MATERIALS		233,350,134
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)	135,270	178,556
AboveNet, Inc. (a)	38,259	1,754,558
Alaska Communication Systems Group, Inc.	82,360	681,117
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc. (a)	25,856	50,419
Atlantic Tele-Network, Inc.	17,285	722,686
Cbeyond, Inc. (a)(c)	42,167	659,070
Cincinnati Bell, Inc. (a)	331,099	1,052,895
Cogent Communications Group, Inc. (a)(c)	70,990	642,460
Consolidated Communications Holdings, Inc.	44,114	761,849
General Communications, Inc. Class A (a)	74,042	424,261
Global Crossing Ltd. (a)(c)	49,966	680,037
Globalstar, Inc. (a)(c)	135,928	262,341
HickoryTech Corp. (c)	31,846	222,922
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
IDT Corp. Class B (a)	33,035	$ 310,859
inContact, Inc. (a)	18,286	47,909
Level 3 Communications, Inc. (a)(c)	2,749,540	3,684,384
Neutral Tandem, Inc. (a)(c)	57,571	773,754
PAETEC Holding Corp. (a)	216,005	913,701
Pervasip Corp. (a)	14,200	1,846
Premiere Global Services, Inc. (a)	109,608	874,672
SureWest Communications (a)(c)	29,283	179,505
Towerstream Corp. (a)	14,553	26,778
tw telecom, inc. (a)(c)	250,027	4,372,972
Vonage Holdings Corp. (a)(c)	149,038	299,566
Warwick Valley Telephone Co.	5,739	78,796
XETA Technologies, Inc. (a)	3,181	11,611
		19,669,524
Wireless Telecommunication Services - 1.2%
Clearwire Corp.:
rights 6/21/10 (a)	114,753	38,098
Class A (a)(c)	133,136	1,083,727
Crown Castle International Corp. (a)	419,024	15,516,459
FiberTower Corp. (a)	25,043	95,664
ICO Global Communications Holdings Ltd. Class A (a)	256,404	394,862
Leap Wireless International, Inc. (a)(c)	104,036	1,698,908
NII Holdings, Inc. (a)	279,351	10,187,931
NTELOS Holdings Corp.	50,082	898,972
SBA Communications Corp. Class A (a)(c)	196,813	6,500,733
Shenandoah Telecommunications Co.	43,787	741,314
Syniverse Holdings, Inc. (a)	115,500	2,285,745
Telephone & Data Systems, Inc.	161,018	5,294,272
Terrestar Corp. (a)(c)	129,173	62,003
U.S. Cellular Corp. (a)	27,656	1,148,001
USA Mobility, Inc.	48,931	688,948
		46,635,637
TOTAL TELECOMMUNICATION SERVICES		66,305,161
UTILITIES - 3.7%
Electric Utilities - 1.1%
Allete, Inc.	50,452	1,741,603
Central Vermont Public Service Corp.	30,326	608,946
Cleco Corp.	101,527	2,687,420
DPL, Inc.	203,194	5,087,978
El Paso Electric Co. (a)	79,797	1,581,577
Empire District Electric Co.	66,970	1,221,533
Great Plains Energy, Inc.	223,109	3,915,563
Hawaiian Electric Industries, Inc. (c)	155,844	3,422,334
IDACORP, Inc.	78,165	2,583,353
ITC Holdings Corp.	84,187	4,437,497
Maine & Maritimes Corp.	891	38,937
MGE Energy, Inc.	44,570	1,574,212

	Shares	Value
NV Energy, Inc.	396,597	$ 4,675,879
PNM Resources, Inc.	138,995	1,715,198
Portland General Electric Co.	124,922	2,362,275
UIL Holdings Corp.	52,522	1,327,756
Unisource Energy Corp.	58,980	1,821,302
Unitil Corp.	23,822	496,450
Westar Energy, Inc.	179,807	3,955,754
		45,255,567
Gas Utilities - 1.0%
AGL Resources, Inc.	127,442	4,651,633
Atmos Energy Corp.	155,128	4,207,071
Chesapeake Utilities Corp.	22,726	683,371
Delta Natural Gas Co., Inc.	2,782	81,374
Energen Corp.	121,570	5,381,904
Laclede Group, Inc.	41,677	1,379,092
National Fuel Gas Co. New Jersey	115,534	5,614,952
New Jersey Resources Corp.	69,938	2,479,302
Northwest Natural Gas Co.	46,300	2,035,811
Piedmont Natural Gas Co., Inc. (c)	115,055	2,923,548
South Jersey Industries, Inc.	50,916	2,234,703
Southwest Gas Corp.	77,235	2,287,701
UGI Corp.	182,302	4,765,374
WGL Holdings, Inc.	84,912	2,874,271
		41,600,107
Independent Power Producers & Energy Traders - 0.5%
Black Hills Corp.	66,694	1,913,451
Calpine Corp. (a)(c)	598,174	8,194,984
Dynegy, Inc. (a)	191,288	1,000,436
Mirant Corp. (a)	250,697	3,113,657
Ormat Technologies, Inc.	31,353	893,247
RRI Energy, Inc. (a)	602,892	2,664,783
Synthesis Energy Systems, Inc. (a)	22,670	28,564
US Geothermal, Inc. (a)(c)	136,624	120,454
		17,929,576
Multi-Utilities - 0.8%
Alliant Energy Corp.	184,794	5,939,279
Avista Corp.	96,620	1,864,766
CH Energy Group, Inc.	30,473	1,185,095
MDU Resources Group, Inc.	292,796	5,475,285
NorthWestern Energy Corp.	62,058	1,634,608
NSTAR	177,438	6,229,848
OGE Energy Corp.	160,277	5,840,494
Vectren Corp.	135,862	3,131,619
		31,300,994
Water Utilities - 0.3%
American States Water Co.	36,157	1,242,716
American Water Works Co., Inc.	152,870	3,109,376
Aqua America, Inc. (c)	219,836	3,836,138
Artesian Resources Corp. Class A	9,865	176,682
Cadiz, Inc. (a)(c)	29,110	376,101
California Water Service Group	35,517	1,272,574
Connecticut Water Service, Inc.	17,922	372,778
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Middlesex Water Co.	35,165	$ 591,475
Pure Cycle Corp. (a)	23,077	64,154
SJW Corp.	29,113	703,952
Southwest Water Co.	45,450	468,135
York Water Co.	22,689	295,638
		12,509,719
TOTAL UTILITIES		148,595,963
TOTAL COMMON STOCKS (Cost $3,950,828,967)		3,915,488,109
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.41% 11/18/10 to 12/16/10 (d) (Cost $15,474,887)	$ 15,500,000	15,484,112
Money Market Funds - 25.0%
	Shares
Fidelity Cash Central Fund, 0.23% (e)	57,849,935	57,849,935
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	942,191,332	942,191,332
TOTAL MONEY MARKET FUNDS (Cost $1,000,041,267)		1,000,041,267
TOTAL INVESTMENT PORTFOLIO - 123.5% (Cost $4,966,345,121)	4,931,013,488
NET OTHER ASSETS (LIABILITIES) - (23.5)%	(939,262,572)
NET ASSETS - 100%	$ 3,991,750,916
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
389 CME E-mini S&P MidCap 400 Index Contracts	June 2010	$ 29,649,580	$ (445,623)
672 NYFE Russell 2000 Mini Index Contracts	June 2010	44,425,920	(566,971)
TOTAL EQUITY INDEX CONTRACTS		$ 74,075,500	$ (1,012,594)

The face value of futures purchased as a percentage of net assets is 1.9%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,493,040.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 31
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,774
Fidelity Securities Lending Cash Central Fund	1,650,716
Total	$ 1,682,490
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 603,258,794	$ 603,258,794	$ -	$ -
Consumer Staples	130,511,820	130,511,820	-	-
Energy	245,736,190	245,731,674	4,516	-
Financials	833,669,082	833,669,081	1	-
Health Care	477,442,142	477,440,995	-	1,147
Industrials	561,070,033	561,070,033	-	-
Information Technology	615,548,790	615,548,790	-	-
Materials	233,350,134	233,350,134	-	-
Telecommunication Services	66,305,161	66,305,161	-	-
Utilities	148,595,963	148,595,963	-	-
U.S. Government and Government Agency Obligations	15,484,112	-	15,484,112	-
Money Market Funds	1,000,041,267	1,000,041,267	-	-
Total Investments in Securities:	$ 4,931,013,488	$ 4,915,523,712	$ 15,488,629	$ 1,147
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,012,594)	$ (1,012,594)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 23,403
Total Realized Gain (Loss)	(367,873)
Total Unrealized Gain (Loss)	370,759
Cost of Purchases	-
Proceeds of Sales	(2,885)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(22,257)
Ending Balance	$ 1,147
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $4,976,910,215. Net unrealized depreciation aggregated $45,896,727, of which $763,271,193 related to appreciated investment securities and $809,167,920 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® International Index Fund

May 31, 2010

1.816029.105

SPI-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 8.0%
AGL Energy Ltd.	355,907	$ 4,158,515
Alumina Ltd.	1,900,293	2,697,177
Amcor Ltd.	952,868	4,942,887
AMP Ltd.	1,678,714	7,928,082
Aristocrat Leisure Ltd. (c)	353,023	1,222,831
Arrow Energy Ltd. (a)	450,951	1,863,021
Asciano Group unit (a)	2,200,313	2,974,295
ASX Ltd.	135,557	3,539,978
Australia & New Zealand Banking Group Ltd.	1,992,673	37,559,103
AXA Asia Pacific Holdings Ltd.	810,808	3,986,765
Bendigo & Adelaide Bank Ltd.	287,844	2,064,641
BHP Billiton Ltd. (c)	2,671,105	86,295,560
Billabong International Ltd.	173,768	1,472,483
BlueScope Steel Ltd. (a)	1,426,095	2,795,220
Boral Ltd.	465,753	2,183,877
Brambles Ltd.	1,126,257	6,327,596
Caltex Australia Ltd.	103,846	954,549
CFS Retail Property Trust	1,498,796	2,443,878
Coca-Cola Amatil Ltd.	454,554	4,178,246
Cochlear Ltd.	45,292	2,785,305
Commonwealth Bank of Australia	1,247,764	54,152,888
Computershare Ltd.	357,616	3,266,046
Crown Ltd.	391,215	2,584,651
CSL Ltd.	450,572	12,040,458
CSR Ltd.	1,245,226	1,777,929
DEXUS Property Group unit	3,916,410	2,564,304
Energy Resources of Australia Ltd.	47,750	562,765
Fortescue Metals Group Ltd. (a)	972,807	3,320,379
Fosters Group Ltd.	1,504,859	7,094,301
Goodman Fielder Ltd.	1,050,514	1,198,161
Goodman Group unit	4,747,560	2,526,915
Harvey Norman Holdings Ltd. (c)	468,565	1,361,783
Incitec Pivot Ltd.	1,268,806	3,237,291
Insurance Australia Group Ltd.	1,605,464	4,896,518
Intoll Group unit	1,789,455	1,572,294
John Fairfax Holdings Ltd. (c)	1,649,382	2,104,155
Leighton Holdings Ltd. (c)	122,182	3,367,215
Lend Lease Group unit	446,456	2,904,350
MacArthur Coal Ltd.	103,700	1,041,694
Macquarie Group Ltd.	266,024	9,738,434
MAp Group unit	600,428	1,394,997
Metcash Ltd.	589,274	1,916,715
Mirvac Group unit	2,402,587	2,659,072
National Australia Bank Ltd.	1,665,879	34,664,702
Newcrest Mining Ltd.	392,317	10,646,142
Nufarm Ltd.	19,755	101,475
OneSteel Ltd.	1,029,440	2,783,112
Orica Ltd.	288,795	6,258,304
Origin Energy Ltd.	706,448	8,952,639
OZ Minerals Ltd. (a)	2,647,281	2,393,114
Paladin Energy Ltd. (a)	507,626	1,694,028
Qantas Airways Ltd. (a)	940,551	1,986,561

	Shares	Value
QBE Insurance Group Ltd.	812,336	$ 13,492,699
Rio Tinto Ltd.	344,657	19,550,058
Santos Ltd.	658,984	6,914,743
Sims Metal Management Ltd.	133,363	2,239,914
Sonic Healthcare Ltd.	299,015	2,581,805
SP AusNet unit	1,022,560	725,684
Stockland Corp. Ltd. unit	1,870,501	6,147,339
Suncorp-Metway Ltd.	1,034,383	7,113,534
Tabcorp Holdings Ltd.	467,290	2,609,562
Tattersall's Ltd.	947,276	1,896,726
Telstra Corp. Ltd.	3,478,281	8,639,560
The GPT Group unit	1,438,412	3,208,240
Toll Holdings Ltd.	530,229	2,786,336
Transurban Group unit	928,996	3,367,059
Wesfarmers Ltd.	795,292	19,552,361
Wesfarmers Ltd. (price protected shares)	120,547	2,965,701
Westfield Group unit	1,706,581	18,368,595
Westpac Banking Corp.	2,352,288	45,609,235
Woodside Petroleum Ltd.	434,340	15,760,595
Woolworths Ltd.	981,221	22,092,439
Worleyparsons Ltd.	142,618	2,972,508
TOTAL AUSTRALIA		587,732,094
Austria - 0.3%
Erste Bank AG	155,524	5,621,604
IMMOEAST AG (a)(c)	321,410	4
IMMOFINANZ Immobilien Anlagen AG (a)(c)	782,115	2,424,835
OMV AG	125,716	4,012,098
Osterreichische Elektrizitatswirtschafts AG (c)	61,559	1,966,865
Raiffeisen International Bank-Holding AG (c)	45,886	1,981,519
Telekom Austria AG	251,293	3,212,232
Vienna Insurance Group	30,268	1,280,267
Voestalpine AG	98,327	2,718,234
TOTAL AUSTRIA		23,217,658
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	1,935,203	1,750,054
Bailiwick of Jersey - 0.5%
Experian PLC	796,591	7,163,242
Petrofac Ltd.	183,210	2,999,315
Randgold Resources Ltd.	71,652	6,240,073
Shire PLC	440,566	9,102,058
WPP PLC	995,015	9,490,039
TOTAL BAILIWICK OF JERSEY		34,994,727
Belgium - 0.9%
Ageas	1,816,088	4,636,241
Anheuser-Busch InBev SA NV	578,270	27,949,140
Belgacom SA	126,770	3,899,128
Colruyt NV	12,352	2,814,422
Compagnie Nationale A Portefeuille (CNP)	28,840	1,273,799
Common Stocks - continued
	Shares	Value
Belgium - continued
Delhaize Group SA	83,044	$ 6,580,707
Dexia SA (c)	411,207	1,710,475
Dexia SA rights 12/31/99 (a)	411,207	78,290
Groupe Bruxelles Lambert SA	65,653	4,749,446
Groupe Bruxelles Lambert SA (strip VVPR)	2,466	27
KBC Groupe SA (a)	129,423	5,077,020
Mobistar SA	25,037	1,256,763
Solvay SA Class A	49,188	4,320,237
UCB SA	78,109	2,584,542
Umicore SA	91,030	2,763,457
TOTAL BELGIUM		69,693,694
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	359,450	1,299,512
Li & Fung Ltd.	1,793,623	7,785,942
Noble Group Ltd.	2,321,890	3,001,229
NWS Holdings Ltd.	592,000	1,044,652
Orient Overseas International Ltd.	163,400	1,090,187
Seadrill Ltd. (c)	227,350	4,389,091
Yue Yuen Industrial (Holdings) Ltd.	556,500	1,722,446
TOTAL BERMUDA		20,333,059
Cayman Islands - 0.1%
Foxconn International Holdings Ltd. (a)	1,613,000	1,176,647
Sands China Ltd.	1,690,000	2,504,701
Wynn Macau Ltd.	986,000	1,598,084
TOTAL CAYMAN ISLANDS		5,279,432
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	437,302	1,947,606
Denmark - 1.0%
A.P. Moller - Maersk AS:
Series A	428	3,171,131
Series B	1,066	8,150,297
Carlsberg AS Series B	84,735	6,474,365
Coloplast AS Series B	18,510	1,922,465
Danske Bank AS (a)	368,743	7,494,938
DSV de Sammensluttede Vognmaend AS	171,184	2,546,576
Novo Nordisk AS Series B	348,802	26,968,261
Novozymes AS Series B	37,147	3,987,134
Trygvesta AS	20,850	1,136,198
Vestas Wind Systems AS (a)	164,191	7,863,941
William Demant Holding AS (a)	18,267	1,301,473
TOTAL DENMARK		71,016,779
Finland - 1.1%
Elisa Corp. (A Shares)	103,981	1,750,053
Fortum Corp. (c)	350,461	7,843,022
Kesko Oyj	52,108	1,675,154
Kone Oyj (B Shares)	123,213	4,812,949
Metso Corp.	105,688	3,348,220

	Shares	Value
Neste Oil Oyj (c)	103,393	$ 1,555,710
Nokia Corp. (c)	2,978,837	30,674,905
Nokian Tyres PLC (c)	85,906	2,002,828
Orion Oyj (B Shares)	77,990	1,369,222
Outokumpu Oyj (A Shares)	97,559	1,548,346
Pohjola Bank PLC (A Shares)	116,236	1,141,181
Rautaruukki Oyj (K Shares) (c)	65,299	1,034,745
Sampo OYJ (A Shares)	338,904	7,196,619
Sanoma-WSOY Oyj	63,958	1,148,051
Stora Enso Oyj (R Shares)	469,853	3,514,606
UPM-Kymmene Corp.	422,724	5,434,808
Wartsila Corp.	70,051	3,019,878
TOTAL FINLAND		79,070,297
France - 8.9%
Accor SA	114,924	5,484,557
Aeroports de Paris	22,480	1,532,206
Air France KLM (Reg.) (a)	120,083	1,458,471
Alcatel-Lucent SA (a)	1,861,706	4,807,669
Alstom SA	160,842	7,743,198
Atos Origin SA (a)	40,150	1,790,625
AXA SA	1,347,259	22,302,103
BIC SA	20,459	1,463,425
bioMerieux SA	10,949	1,126,408
BNP Paribas SA	753,075	42,892,696
Bouygues SA	180,382	7,732,941
Bureau Veritas SA	39,668	2,106,117
Cap Gemini SA	118,352	5,324,174
Carrefour SA	485,773	20,146,664
Casino Guichard Perrachon et Compagnie	43,466	3,336,916
Christian Dior SA	51,015	4,931,976
CNP Assurances	27,986	1,972,906
Compagnie de St. Gobain	305,570	11,800,844
Compagnie Generale de Geophysique SA (a)	113,203	2,517,371
Credit Agricole SA (c)	740,837	8,090,957
Danone	459,268	23,742,873
Dassault Systemes SA	50,104	2,924,650
EDF SA	205,415	9,047,450
Eiffage SA (c)	29,137	1,282,077
Eramet SA	4,530	1,246,738
Essilor International SA	157,818	9,018,894
Eurazeo SA (c)	21,800	1,325,203
Eutelsat Communications	79,586	2,609,426
Fonciere Des Regions	19,821	1,828,446
France Telecom SA	1,477,478	28,174,989
GDF Suez	989,242	30,743,048
Gecina SA (c)	16,697	1,391,537
Groupe Eurotunnel SA	378,015	2,932,278
Hermes International SA	41,541	5,499,209
ICADE	17,940	1,488,287
Iliad Group SA (c)	12,340	1,041,023
Imerys	27,651	1,450,401
Common Stocks - continued
	Shares	Value
France - continued
Ipsen SA	17,743	$ 754,418
JC Decaux SA (a)	49,234	1,176,623
Klepierre SA	79,037	2,128,567
L'Air Liquide SA	78,540	7,711,862
L'Air Liquide SA:
rights (a)	78,540	514,124
rights (a)	130,766	855,996
rights (a)	130,766	86,682
L'Oreal SA	189,872	17,839,996
Lafarge SA (a)	71,536	4,146,626
Lafarge SA (Bearer)	87,503	5,072,163
Lagardere S.C.A. (Reg.)	91,922	2,962,435
Legrand SA	92,488	2,739,446
LVMH Moet Hennessy - Louis Vuitton	197,815	20,983,516
M6 Metropole Television SA	53,151	1,085,829
Michelin CGDE Series B	119,425	8,007,608
Natixis SA (a)	688,742	3,059,814
Neopost SA (c)	25,084	1,839,615
PagesJaunes Groupe SA (c)	94,401	1,095,215
Pernod-Ricard SA	156,432	11,897,772
Peugeot Citroen SA (a)	124,090	2,983,131
PPR SA	59,298	7,153,172
Publicis Groupe SA	97,671	4,094,610
Renault SA (a)	147,739	5,341,114
Safran SA	153,128	4,185,159
Sanofi-Aventis (c)	841,357	51,186,759
Schneider Electric SA	187,512	18,914,766
SCOR SE	127,719	2,485,839
Societe Generale Series A (c)	499,728	21,549,278
Sodexo SA	74,734	4,235,917
Suez Environnement SA	210,650	3,628,278
Technip SA	85,242	5,549,892
Television Francaise 1 SA	90,280	1,295,649
Thales SA	69,391	2,384,006
Total SA (c)	1,683,837	78,162,399
Total SA (strip VVPR) (a)	3,096	4
Unibail-Rodamco	72,746	11,361,949
Vallourec SA	45,988	8,608,500
Veolia Environnement	313,710	8,083,878
VINCI SA	349,198	15,850,767
Vivendi	974,746	21,148,421
TOTAL FRANCE		656,470,548
Germany - 7.1%
adidas AG	164,709	8,292,090
Allianz AG	361,092	36,153,186
BASF AG	730,155	38,681,216
Bayer AG	656,268	36,736,997
Bayerische Motoren Werke AG (BMW) (c)	261,676	12,222,452
Beiersdorf AG	73,260	4,000,048
Celesio AG	67,351	1,684,169
Commerzbank AG (a)(c)	562,243	4,019,629

	Shares	Value
Continental AG (a)	37,000	$ 1,746,872
Daimler AG (Germany) (a)	718,053	36,220,245
Deutsche Bank AG (c)	493,938	29,409,251
Deutsche Boerse AG (c)	158,966	9,698,607
Deutsche Lufthansa AG (a)	179,080	2,377,276
Deutsche Post AG	667,558	9,954,115
Deutsche Postbank AG (a)	67,306	2,049,463
Deutsche Telekom AG	2,246,838	25,196,456
E.ON AG	1,445,428	43,977,608
Fraport AG Frankfurt Airport Services Worldwide	29,107	1,336,621
Fresenius Medical Care AG & Co. KGaA	154,544	7,817,420
Fresenius SE	21,526	1,361,249
GEA Group AG	118,322	2,392,469
Hannover Rueckversicherungs AG	47,418	2,052,927
HeidelbergCement AG	113,361	6,155,422
HeidelbergCement AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	103,471	4,151,902
Hochtief AG	36,198	2,326,032
Infineon Technologies AG (a)	875,029	5,017,791
K&S AG	137,282	6,182,513
Linde AG	130,529	13,470,275
MAN SE	82,865	7,113,988
Merck KGaA	50,626	3,658,631
Metro AG	96,160	5,067,622
Munich Re Group	157,912	20,107,890
Puma AG	4,162	1,183,094
RWE AG	332,476	23,863,698
Salzgitter AG	32,164	2,079,080
SAP AG	682,494	29,577,459
Siemens AG	654,872	59,637,102
Suedzucker AG (Bearer)	53,866	983,135
Thyssenkrupp AG	264,933	7,152,909
TUI AG (a)(c)	127,879	1,164,239
United Internet AG	96,763	1,243,451
Volkswagen AG (c)	23,350	2,015,234
Wacker Chemie AG	12,021	1,510,001
TOTAL GERMANY		521,041,834
Greece - 0.3%
Alpha Bank AE (a)	366,156	2,049,692
Coca-Cola Hellenic Bottling Co. SA	146,850	3,286,379
EFG Eurobank Ergasias SA	251,744	1,229,591
Greek Organization of Football Prognostics SA	176,466	2,811,524
Hellenic Telecommunications Organization SA	187,381	1,556,110
National Bank of Greece SA (a)	473,972	5,848,771
Piraeus Bank SA	245,864	1,237,170
Public Power Corp. of Greece	92,175	1,428,877
TOTAL GREECE		19,448,114
Hong Kong - 2.1%
ASM Pacific Technology Ltd.	159,529	1,212,899
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Bank of East Asia Ltd.	1,176,721	$ 4,284,399
BOC Hong Kong (Holdings) Ltd.	2,911,566	6,573,684
Cathay Pacific Airways Ltd.	975,327	1,931,514
Cheung Kong Holdings Ltd.	1,104,449	12,581,505
CLP Holdings Ltd.	1,624,157	11,441,104
Esprit Holdings Ltd.	943,366	5,561,042
Hang Lung Group Ltd.	624,000	3,025,275
Hang Lung Properties Ltd.	1,660,423	5,842,956
Hang Seng Bank Ltd.	606,601	8,070,978
Henderson Land Development Co. Ltd.	881,963	5,250,050
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	166,392	58,990
Hong Kong & China Gas Co. Ltd.	3,474,476	7,675,047
Hong Kong Electric Holdings Ltd.	1,125,676	6,686,340
Hong Kong Exchanges and Clearing Ltd.	800,098	12,320,425
Hopewell Holdings Ltd.	435,000	1,184,373
Hutchison Whampoa Ltd.	1,691,158	10,523,041
Hysan Development Co. Ltd.	465,581	1,207,841
Kerry Properties Ltd.	584,681	2,432,917
Lifestyle International Holdings Ltd.	469,000	890,247
Link (REIT)	1,747,565	4,210,459
Mongolia Energy Corp. Ltd. (a)	2,368,000	869,783
MTR Corp. Ltd.	1,136,243	3,881,648
New World Development Co. Ltd.	2,020,892	3,228,693
PCCW Ltd.	2,900,000	789,582
Shangri-La Asia Ltd.	1,015,380	1,796,971
Sino Land Co.	1,345,500	2,211,857
Sun Hung Kai Properties Ltd.	1,120,141	14,774,284
Swire Pacific Ltd. (A Shares)	609,884	6,732,191
Television Broadcasts Ltd.	230,000	1,016,131
Wharf Holdings Ltd.	1,073,585	5,349,725
Wheelock and Co. Ltd.	652,000	1,745,890
Wing Hang Bank Ltd.	150,000	1,313,829
TOTAL HONG KONG		156,675,670
Ireland - 0.2%
Anglo Irish Bank Corp. PLC (a)	331,052	4
CRH PLC	568,710	12,594,311
Elan Corp. PLC (a)	381,397	2,235,425
Kerry Group PLC Class A	110,827	3,078,384
Ryanair Holdings PLC (a)	287,226	1,194,758
TOTAL IRELAND		19,102,882
Isle of Man - 0.0%
Genting International PLC (a)	4,296,859	3,252,639
Israel - 0.8%
Bank Hapoalim BM (Reg.) (a)	825,000	3,091,360
Bank Leumi le-Israel BM (a)	960,000	3,795,004
Bezeq Israeli Telecommunication Corp. Ltd.	1,315,000	2,854,867
Cellcom Israel Ltd.	35,500	903,271
Delek Group Ltd.	3,350	685,874
Discount Investment Corp. Ltd.	19,500	347,013

	Shares	Value
Elbit Systems Ltd.	17,000	$ 862,477
Israel Chemicals Ltd.	345,000	3,722,766
Israel Corp. Ltd. (Class A) (a)	1,750	1,131,213
Israel Discount Bank Ltd. (Class A) (a)	480,000	801,030
Makhteshim-Agan Industries	190,000	654,700
Mizrahi Tefahot Bank Ltd. (a)	106,000	799,845
Nice Systems Ltd. (a)	51,000	1,457,893
Ormat Industries Ltd.	44,000	295,184
Partner Communications Co. Ltd.	58,700	1,006,804
Teva Pharmaceutical Industries Ltd.	738,000	39,247,232
TOTAL ISRAEL		61,656,533
Italy - 2.6%
A2A SpA	871,519	1,295,254
Assicurazioni Generali SpA	926,910	17,037,238
Atlantia SpA	199,245	3,713,737
Autogrill SpA (a)	81,208	912,680
Banca Carige SpA (c)	476,861	944,558
Banca Monte dei Paschi di Siena SpA	1,725,288	1,930,525
Banca Popolare di Milano	304,421	1,297,744
Banco Popolare Societa Cooperativa	495,875	2,743,812
Enel SpA	5,253,283	24,155,889
ENI SpA	2,069,036	38,692,132
EXOR SpA	55,132	921,116
Fiat SpA	610,440	6,702,892
Finmeccanica SpA	312,112	3,336,885
Intesa Sanpaolo SpA	6,158,952	16,461,812
Luxottica Group SpA	90,976	2,194,904
Mediaset SpA	559,933	3,475,428
Mediobanca SpA	382,419	2,928,801
Mediobanca SpA warrants 3/18/11 (a)	328,052	19,333
Mediolanum SpA	170,728	713,634
Parmalat SpA	1,332,531	3,229,643
Pirelli & C SpA	2,150,550	1,140,349
Prysmian SpA	118,822	1,836,105
Saipem SpA	215,150	6,763,061
Snam Rete Gas SpA	1,125,608	4,563,033
Telecom Italia SpA	7,954,053	9,311,257
Terna SpA	1,005,434	3,794,453
UniCredit SpA	12,418,156	26,583,820
Unione di Banche Italiane SCpA	455,264	4,119,619
Unione di Banche Italiane SCpA warrants 6/30/11 (a)	368,960	9,760
TOTAL ITALY		190,829,474
Japan - 22.7%
77 Bank Ltd.	252,223	1,298,278
ABC-Mart, Inc.	24,000	844,208
ACOM Co. Ltd. (c)	36,770	478,214
Advantest Corp.	122,590	2,762,193
Aeon Co. Ltd.	499,900	5,217,635
Aeon Credit Service Co. Ltd.	65,500	650,579
Aeon Mall Co. Ltd.	69,700	1,422,839
Air Water, Inc.	111,000	1,242,605
Common Stocks - continued
	Shares	Value
Japan - continued
Aisin Seiki Co. Ltd.	155,300	$ 4,325,867
Ajinomoto Co., Inc.	534,866	4,537,687
Alfresa Holdings Corp.	28,400	1,351,193
All Nippon Airways Co. Ltd.	664,000	1,996,773
Amada Co. Ltd.	262,000	1,897,821
Aozora Bank Ltd.	584,000	717,862
Asahi Breweries Ltd.	308,303	5,204,082
Asahi Glass Co. Ltd.	814,677	8,619,311
Asahi Kasei Corp.	1,006,727	5,292,457
Asics Corp.	118,000	1,051,594
Astellas Pharma, Inc.	361,500	11,644,651
Bank of Kyoto Ltd.	243,000	1,936,212
Bank of Yokohama Ltd.	960,084	4,583,620
Benesse Corp.	59,500	2,723,097
Bridgestone Corp.	502,579	8,141,431
Brother Industries Ltd.	171,500	1,897,294
Canon Marketing Japan, Inc.	55,100	818,805
Canon, Inc.	891,444	36,640,042
Casio Computer Co. Ltd.	189,800	1,254,015
Central Japan Railway Co.	1,216	9,915,907
Chiba Bank Ltd.	633,674	3,859,837
Chiyoda Corp.	123,000	959,809
Chubu Electric Power Co., Inc.	523,464	12,116,396
Chugai Pharmaceutical Co. Ltd.	183,525	3,246,911
Chugokun Electric Power Co.	228,500	4,313,450
Chuo Mitsui Trust Holdings, Inc.	710,300	2,525,788
Citizen Holdings Co. Ltd.	213,166	1,275,042
Coca-Cola West Co. Ltd.	42,700	687,961
Cosmo Oil Co. Ltd.	512,000	1,494,726
Credit Saison Co. Ltd.	117,452	1,379,286
Dai Nippon Printing Co. Ltd.	429,242	5,252,755
Dai-ichi Mutual Life Insurance Co.	6,348	10,450,528
Daicel Chemical Industries Ltd.	213,000	1,489,118
Daido Steel Co. Ltd.	236,000	950,579
Daihatsu Motor Co. Ltd.	160,000	1,457,499
Daiichi Sankyo Kabushiki Kaisha	530,770	9,378,693
Daikin Industries Ltd.	183,794	6,051,495
Dainippon Sumitomo Pharma Co. Ltd.	119,000	924,678
Daito Trust Construction Co.	64,063	3,230,746
Daiwa House Industry Co. Ltd.	414,184	3,954,783
Daiwa Securities Group, Inc.	1,315,985	5,892,793
DeNA Co. Ltd.	65,700	1,981,491
Denki Kagaku Kogyo KK	393,358	1,852,061
Denso Corp.	386,938	10,425,645
Dentsu, Inc. (c)	129,500	3,304,477
Dowa Holdings Co. Ltd.	204,526	1,095,414
East Japan Railway Co.	270,400	17,449,946
Eisai Co. Ltd.	199,778	6,654,515
Electric Power Development Co. Ltd.	105,880	3,161,932
Elpida Memory, Inc. (a)	136,600	2,481,183
FamilyMart Co. Ltd.	48,500	1,579,317
Fanuc Ltd.	153,072	16,144,672

	Shares	Value
Fast Retailing Co. Ltd.	39,600	$ 5,563,079
Fuji Electric Holdings Co. Ltd. (c)	435,153	1,222,621
Fuji Heavy Industries Ltd. (a)	473,000	2,720,210
Fuji Media Holdings, Inc.	351	518,516
Fujifilm Holdings Corp.	369,605	10,993,025
Fujitsu Ltd.	1,497,075	9,611,906
Fukuoka Financial Group, Inc.	593,300	2,493,924
Furukawa Electric Co. Ltd.	498,790	2,145,922
GS Yuasa Corp. (c)	295,000	2,017,066
Gunma Bank Ltd.	290,663	1,508,902
Hakuhodo DY Holdings, Inc.	18,180	925,810
Hankyu Hanshin Holdings, Inc.	905,200	4,003,683
Hino Motors Ltd.	206,000	1,040,004
Hirose Electric Co. Ltd.	24,798	2,348,754
Hiroshima Bank Ltd.	366,000	1,434,034
Hisamitsu Pharmaceutical Co., Inc.	51,000	1,847,116
Hitachi Chemical Co. Ltd.	84,900	1,656,722
Hitachi Construction Machinery Co. Ltd. (c)	84,300	1,719,030
Hitachi High-Technologies Corp.	55,400	1,047,623
Hitachi Ltd. (a)	3,526,271	14,396,890
Hitachi Metals Ltd.	140,000	1,395,160
Hokkaido Electric Power Co., Inc.	142,000	2,872,260
Hokuhoku Financial Group, Inc.	944,715	1,721,151
Hokuriku Electric Power Co., Inc.	149,300	3,033,027
Honda Motor Co. Ltd.	1,311,760	39,878,997
Hoya Corp.	330,716	7,731,164
Ibiden Co. Ltd.	101,800	3,063,552
Idemitsu Kosan Co., Ltd.	18,900	1,414,674
Inpex Corp.	646	4,055,446
Isetan Mitsukoshi Holdings Ltd.	282,587	2,899,839
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,019,185	1,744,969
Isuzu Motors Ltd.	940,000	2,909,290
Ito En Ltd.	51,200	723,200
Itochu Corp.	1,199,986	9,943,361
ITOCHU Techno-Solutions Corp.	25,600	941,228
Iyo Bank Ltd.	176,000	1,551,095
J Front Retailing Co. Ltd.	407,800	2,108,037
JAFCO Co. Ltd.	27,200	729,294
Japan Petroleum Exploration Co. Ltd.	24,100	1,099,001
Japan Prime Realty Investment Corp.	505	1,150,612
Japan Real Estate Investment Corp.	387	3,134,566
Japan Retail Fund Investment Corp.	1,306	1,565,222
Japan Steel Works Ltd.	279,000	2,648,685
Japan Tobacco, Inc.	3,553	11,136,878
JFE Holdings, Inc.	384,975	12,950,099
JGC Corp.	166,117	2,645,401
Joyo Bank Ltd.	488,941	1,878,169
JS Group Corp.	195,459	3,760,518
JSR Corp.	137,316	2,503,231
JTEKT Corp.	154,200	1,577,286
Jupiter Telecommunications Co.	1,933	1,909,345
JX Holdings, Inc. (a)	1,782,468	9,722,729
Common Stocks - continued
	Shares	Value
Japan - continued
Kajima Corp.	644,317	$ 1,520,366
Kamigumi Co. Ltd.	215,663	1,635,550
Kaneka Corp.	235,559	1,445,179
Kansai Electric Power Co., Inc.	618,036	14,149,404
Kansai Paint Co. Ltd.	168,000	1,386,555
Kao Corp.	440,750	9,766,494
Kawasaki Heavy Industries Ltd.	1,206,945	3,483,801
Kawasaki Kisen Kaisha Ltd. (a)	520,000	2,111,617
KDDI Corp.	2,329	10,531,174
Keihin Electric Express Railway Co. Ltd.	338,061	2,823,513
Keio Corp.	450,410	2,763,312
Keisei Electric Railway Co.	200,000	1,093,124
Keyence Corp.	33,520	7,519,604
Kikkoman Corp.	134,849	1,388,227
Kinden Corp.	100,000	864,841
Kintetsu Corp. (c)	1,304,100	3,850,111
Kirin Holdings Co. Ltd.	657,256	8,858,149
Kobe Steel Ltd.	2,058,000	4,314,086
Koito Manufacturing Co. Ltd.	76,000	1,208,626
Komatsu Ltd.	757,445	14,207,028
Konami Corp.	78,500	1,311,277
Konica Minolta Holdings, Inc.	393,000	4,412,434
Kubota Corp.	880,864	7,241,037
Kuraray Co. Ltd.	271,486	3,366,944
Kuraya Sanseido, Inc.	117,900	1,380,665
Kurita Water Industries Ltd.	89,700	2,335,163
Kyocera Corp.	127,002	11,053,347
Kyowa Hakko Kirin Co., Ltd.	202,689	1,977,616
Kyushu Electric Power Co., Inc.	300,670	6,177,404
Lawson, Inc.	50,116	2,131,367
Mabuchi Motor Co. Ltd.	22,621	1,147,001
Makita Corp.	86,500	2,416,095
Marubeni Corp.	1,332,244	7,413,133
Marui Group Co. Ltd.	176,849	1,257,731
Maruichi Steel Tube Ltd.	34,400	622,194
Matsui Securities Co. Ltd.	107,800	721,703
Mazda Motor Corp.	1,228,000	3,194,161
McDonald's Holdings Co. (Japan) Ltd.	50,000	1,108,489
Meiji Holdings Co. Ltd.	52,429	1,898,872
Minebea Ltd.	282,008	1,618,725
Mitsubishi Chemical Holdings Corp.	969,275	4,499,844
Mitsubishi Corp.	1,060,702	23,888,056
Mitsubishi Electric Corp.	1,527,106	12,519,871
Mitsubishi Estate Co. Ltd.	955,723	14,590,468
Mitsubishi Gas Chemical Co., Inc.	299,867	1,632,377
Mitsubishi Heavy Industries Ltd.	2,496,256	9,260,105
Mitsubishi Logistics Corp.	97,000	1,118,883
Mitsubishi Materials Corp. (a)	920,937	2,486,423
Mitsubishi Motors Corp. of Japan (a)(c)	2,817,000	3,586,368
Mitsubishi Tanabe Pharma Corp.	187,000	2,427,931
Mitsubishi UFJ Financial Group, Inc.	10,064,130	48,710,759
Mitsubishi UFJ Lease & Finance Co. Ltd.	46,330	1,728,826

	Shares	Value
Mitsui & Co. Ltd.	1,370,723	$ 19,466,777
Mitsui Chemicals, Inc.	584,683	1,764,669
Mitsui Engineering & Shipbuilding Co. (c)	616,000	1,406,223
Mitsui Fudosan Co. Ltd.	677,677	10,323,389
Mitsui Mining & Smelting Co. Ltd.	443,154	1,274,283
Mitsui O.S.K. Lines Ltd.	931,285	6,623,197
Mitsumi Electric Co. Ltd.	70,700	1,276,425
Mizuho Financial Group, Inc. (c)	10,887,000	19,595,761
Mizuho Securities Co. Ltd.	486,000	1,210,799
Mizuho Trust & Banking Co. Ltd. (a)(c)	1,075,000	920,265
MS&AD Insurance Group Holdings, Inc.	425,484	10,502,260
Murata Manufacturing Co. Ltd.	168,654	8,162,916
Namco Bandai Holdings, Inc.	156,550	1,419,199
NEC Corp.	1,982,951	5,593,133
NGK Insulators Ltd.	198,309	3,586,821
NGK Spark Plug Co. Ltd.	126,000	1,582,001
NHK Spring Co. Ltd.	130,000	1,227,021
Nidec Corp.	88,342	8,037,701
Nikon Corp.	254,438	4,903,617
Nintendo Co. Ltd.	79,396	23,422,754
Nippon Building Fund, Inc.	413	3,345,157
Nippon Electric Glass Co. Ltd.	276,000	3,619,821
Nippon Express Co. Ltd.	684,546	3,020,221
Nippon Meat Packers, Inc.	150,740	1,881,044
Nippon Paper Group, Inc.	71,700	2,061,724
Nippon Sheet Glass Co. Ltd.	528,000	1,379,180
Nippon Steel Corp.	4,085,661	14,304,184
Nippon Telegraph & Telephone Corp.	411,500	16,642,455
Nippon Yusen KK	1,187,578	4,262,064
Nishi-Nippon City Bank Ltd.	516,000	1,432,783
Nissan Chemical Industries Co. Ltd.	105,000	1,238,819
Nissan Motor Co. Ltd. (a)	1,978,948	14,421,570
Nissha Printing Co. Ltd. (c)	22,700	681,137
Nisshin Seifun Group, Inc.	155,090	1,742,986
Nisshin Steel Co. Ltd.	503,000	905,361
Nisshinbo Holdings, Inc.	102,000	963,859
Nissin Food Holdings Co. Ltd.	56,723	1,873,854
Nitori Co. Ltd.	29,850	2,381,710
Nitto Denko Corp.	129,294	4,597,624
NKSJ Holdings, Inc. (a)	1,149,612	7,141,308
NOK Corp.	95,000	1,517,039
Nomura Holdings, Inc.	2,926,347	18,178,261
Nomura Real Estate Holdings, Inc.	79,500	1,102,870
Nomura Real Estate Office Fund, Inc.	209	1,101,026
Nomura Research Institute Ltd.	81,600	1,882,491
NSK Ltd.	361,576	2,646,888
NTN Corp.	368,611	1,549,448
NTT Data Corp.	1,062	3,945,420
NTT DoCoMo, Inc.	12,183	18,090,981
NTT Urban Development Co.	916	769,072
Obayashi Corp.	503,704	2,056,499
Obic Co. Ltd.	5,580	1,072,947
Common Stocks - continued
	Shares	Value
Japan - continued
Odakyu Electric Railway Co. Ltd.	479,000	$ 3,853,448
Oji Paper Co. Ltd.	681,352	3,297,769
Olympus Corp.	169,529	4,420,796
Omron Corp.	154,260	3,242,143
Ono Pharmaceutical Co. Ltd.	65,100	2,604,285
Oracle Corp. Japan	31,700	1,482,105
Oriental Land Co. Ltd.	39,556	3,004,198
ORIX Corp.	84,598	6,443,616
Osaka Gas Co. Ltd.	1,523,525	5,183,479
Otsuka Corp.	11,000	715,908
Panasonic Corp.	1,566,773	19,964,037
Panasonic Electric Works Co., Ltd.	292,000	2,993,228
Rakuten, Inc.	5,957	4,151,561
Resona Holdings, Inc.	450,500	5,690,890
Ricoh Co. Ltd.	537,770	7,690,438
Rinnai Corp. (c)	30,000	1,496,460
ROHM Co. Ltd.	79,744	5,067,417
Sankyo Co. Ltd. (Gunma)	41,800	1,807,518
Santen Pharmaceutical Co. Ltd.	58,000	1,931,954
Sanyo Electric Co. Ltd. (a)(c)	1,438,382	2,083,811
Sapporo Breweries Ltd.	181,578	805,109
Sapporo Hokuyo Holdings, Inc.	213,000	785,469
SBI Holdings, Inc.	13,294	2,265,882
Secom Co. Ltd.	166,367	7,121,014
Sega Sammy Holdings, Inc.	160,600	2,065,776
Seiko Epson Corp.	118,400	1,608,727
Sekisui Chemical Co. Ltd.	359,293	2,216,130
Sekisui House Ltd.	437,467	3,946,637
Senshu Ikeda Holdings, Inc. (c)	546,950	768,365
Seven & i Holdings Co., Ltd.	609,300	14,036,334
Seven Bank Ltd.	413	758,779
Sharp Corp.	792,675	8,630,121
Shikoku Electric Power Co., Inc.	147,500	3,890,056
Shimadzu Corp.	197,000	1,439,960
Shimamura Co. Ltd.	18,300	1,662,997
SHIMANO, Inc.	53,000	2,181,309
SHIMIZU Corp.	457,416	1,601,445
Shin-Etsu Chemical Co., Ltd.	325,062	16,339,612
Shinko Electric Industries Co.Ltd.	55,900	796,336
Shinsei Bank Ltd. (a)(c)	907,000	895,901
Shionogi & Co. Ltd.	240,791	4,352,552
Shiseido Co. Ltd.	283,950	5,497,314
Shizuoka Bank Ltd.	468,274	3,823,693
Showa Denko KK	1,249,336	2,481,806
Showa Shell Sekiyu KK	133,500	958,229
SMC Corp.	43,371	5,621,593
SOFTBANK CORP.	629,330	15,064,134
Sojitz Corp.	965,800	1,642,967
Sony Corp.	795,285	24,579,074
Sony Financial Holdings, Inc.	679	2,351,144
Square Enix Holdings Co. Ltd.	55,400	1,036,071
Stanley Electric Co. Ltd.	113,625	2,086,315
Sumco Corp.	88,100	1,597,335

	Shares	Value
Sumitomo Chemical Co. Ltd.	1,272,334	$ 5,194,624
Sumitomo Corp.	898,442	9,732,340
Sumitomo Electric Industries Ltd.	608,306	7,176,962
Sumitomo Heavy Industries Ltd.	452,822	2,604,167
Sumitomo Metal Industries Ltd.	2,645,966	6,766,284
Sumitomo Metal Mining Co. Ltd.	427,065	6,069,792
Sumitomo Mitsui Financial Group, Inc.	1,054,100	31,270,723
Sumitomo Realty & Development Co. Ltd.	301,000	5,371,519
Sumitomo Rubber Industries Ltd.	137,800	1,220,486
Sumitomo Trust & Banking Co. Ltd.	1,139,344	6,077,168
Suzuken Co. Ltd.	56,560	2,008,139
Suzuki Motor Corp.	278,700	5,588,376
Sysmex Corp.	27,700	1,596,060
T&D Holdings, Inc.	216,300	5,113,430
Taiheiyo Cement Corp. (a)	642,684	853,479
Taisei Corp.	873,594	1,725,807
Taisho Pharmaceutical Co. Ltd.	92,524	1,757,768
Taiyo Nippon Sanso Corp.	221,000	1,739,088
Takashimaya Co. Ltd.	259,000	2,256,994
Takeda Pharmaceutical Co. Ltd.	596,242	24,833,871
TDK Corp.	94,825	5,515,804
Teijin Ltd.	712,341	2,024,873
Terumo Corp.	132,812	6,318,827
The Chugoku Bank Ltd.	129,000	1,499,325
The Hachijuni Bank Ltd.	336,000	1,803,259
The Suruga Bank Ltd.	160,000	1,434,670
THK Co. Ltd.	93,900	1,925,097
Tobu Railway Co. Ltd.	620,297	3,233,727
Toho Co. Ltd.	82,854	1,304,895
Toho Gas Co. Ltd.	349,000	1,731,306
Tohoku Electric Power Co., Inc.	337,690	6,689,682
Tokio Marine Holdings, Inc.	571,500	15,988,074
Tokuyama Corp.	224,000	1,162,838
Tokyo Electric Power Co.	975,918	24,174,358
Tokyo Electron Ltd.	136,718	7,937,641
Tokyo Gas Co., Ltd.	1,953,395	8,511,197
Tokyo Steel Manufacturing Co. Ltd.	82,400	918,821
Tokyo Tatemono Co. Ltd.	302,000	1,123,613
Tokyu Corp.	907,954	3,627,232
Tokyu Land Corp.	371,000	1,376,261
TonenGeneral Sekiyu KK	233,856	2,050,715
Toppan Printing Co. Ltd.	431,013	3,675,543
Toray Industries, Inc. (c)	1,056,883	5,498,134
Toshiba Corp. (a)	3,207,880	16,441,637
Tosoh Corp.	373,816	996,952
Toto Ltd.	204,185	1,284,069
Toyo Seikan Kaisha Ltd.	109,200	1,703,048
Toyo Suisan Kaisha Ltd.	73,000	1,614,388
Toyoda Gosei Co. Ltd.	50,500	1,284,185
Toyota Boshoku Corp. (c)	50,500	829,704
Toyota Industries Corp.	143,086	3,671,569
Toyota Motor Corp.	2,205,251	79,385,638
Toyota Tsusho Corp.	163,900	2,327,680
Trend Micro, Inc.	87,400	2,577,444
Common Stocks - continued
	Shares	Value
Japan - continued
Tsumura & Co.	46,400	$ 1,269,042
Ube Industries Ltd.	783,605	1,935,039
Uni-Charm Corp.	33,060	3,338,111
UNY Co. Ltd.	132,100	1,010,522
Ushio, Inc.	81,300	1,255,436
USS Co. Ltd.	17,820	1,187,152
West Japan Railway Co.	1,333	4,762,020
Yahoo! Japan Corp.	11,779	4,136,838
Yakult Honsha Co. Ltd. (c)	77,566	1,900,948
Yamada Denki Co. Ltd.	67,345	4,626,896
Yamaguchi Financial Group, Inc.	164,000	1,571,333
Yamaha Corp.	120,343	1,233,610
Yamaha Motor Co. Ltd. (a)	204,200	2,956,042
Yamato Holdings Co. Ltd.	307,132	4,169,700
Yamato Kogyo Co. Ltd.	37,000	1,009,921
Yamazaki Baking Co. Ltd.	103,000	1,274,005
Yaskawa Electric Corp.	193,000	1,520,869
Yokogawa Electric Corp.	180,900	1,262,716
TOTAL JAPAN		1,672,419,895
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	680,340	20,837,670
Millicom International Cellular SA unit	61,656	4,794,205
SES SA FDR (France) unit	230,807	4,851,488
Tenaris SA	380,438	7,151,848
TOTAL LUXEMBOURG		37,635,211
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	71
Mauritius - 0.0%
Golden Agri-Resources Ltd.	5,252,680	1,913,066
Netherlands - 2.8%
Aegon NV (a)	1,246,962	7,113,795
Akzo Nobel NV	185,092	9,507,255
ASML Holding NV (Netherlands)	333,488	9,666,439
Corio NV	43,863	2,102,193
Delta Lloyd NV	39,900	717,681
European Aeronautic Defence and Space Co. EADS NV	319,896	6,411,224
Fugro NV (Certificaten Van Aandelen) unit	52,969	2,736,394
Heineken Holding NV (A Shares)	87,370	3,276,335
Heineken NV (Bearer)	195,335	8,425,642
ING Groep NV (Certificaten Van Aandelen) unit (a)	2,997,731	23,917,383
James Hardie Industries NV unit (a)	336,842	2,105,899
Koninklijke Ahold NV	953,749	12,015,589
Koninklijke Boskalis Westminster NV	55,128	2,104,239
Koninklijke KPN NV	1,327,027	17,281,508
Koninklijke Philips Electronics NV	798,331	23,955,532
QIAGEN NV (a)(c)	185,126	3,957,339
Randstad Holdings NV (a)	83,875	3,549,785

	Shares	Value
Reed Elsevier NV	590,379	$ 6,175,371
Royal DSM NV	121,618	4,870,347
SBM Offshore NV	133,430	2,118,471
STMicroelectronics NV	528,896	4,183,355
TNT NV	300,213	7,475,686
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	1,295,187	35,614,023
Vopak NV	51,758	1,972,422
Wolters Kluwer NV (Certificaten Van Aandelen)	231,331	4,276,213
TOTAL NETHERLANDS		205,530,120
New Zealand - 0.1%
Auckland International Airport Ltd.	792,511	1,012,029
Contact Energy Ltd.	241,699	963,702
Fletcher Building Ltd.	514,862	2,888,687
Sky City Entertainment Group Ltd.	587,521	1,185,249
Telecom Corp. of New Zealand Ltd.	1,648,564	2,127,595
TOTAL NEW ZEALAND		8,177,262
Norway - 0.6%
Aker Solutions ASA	126,200	1,758,933
DnB NOR ASA	782,449	7,806,939
Norsk Hydro ASA	552,730	3,296,971
Orkla ASA (A Shares)	641,445	4,453,252
Renewable Energy Corp. ASA (a)(c)	395,674	969,522
StatoilHydro ASA	899,831	17,803,137
Telenor ASA (c)	657,408	8,074,591
Yara International ASA	151,017	4,464,282
TOTAL NORWAY		48,627,627
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.) (c)	2,465,087	1,953,121
Banco Espirito Santo SA (Reg.)	452,959	1,753,189
Brisa Auto-Estradas de Portugal SA (c)	182,312	1,094,352
Cimpor-Cimentos de Portugal SGPS SA	177,684	940,000
Energias de Portugal SA	1,414,566	4,378,697
Galp Energia SGPS SA Class B (c)	158,842	2,370,485
Jeronimo Martins SGPS SA	189,368	1,756,665
Portugal Telecom SGPS SA (Reg.)	479,586	4,926,199
TOTAL PORTUGAL		19,172,708
Singapore - 1.4%
Ascendas Real Estate Investment Trust (A-REIT)	1,220,183	1,638,180
CapitaLand Ltd.	2,041,437	5,219,128
CapitaMall Trust	1,707,200	2,218,885
CapitaMalls Asia Ltd.	1,000,000	1,499,679
City Developments Ltd.	404,000	2,937,028
ComfortDelgro Corp. Ltd.	1,359,784	1,369,203
Cosco Corp. Singapore Ltd. (c)	802,000	790,374
DBS Group Holdings Ltd.	1,380,281	13,799,853
Fraser & Neave Ltd.	794,150	2,773,258
Jardine Cycle & Carriage Ltd.	97,267	1,917,139
Keppel Corp. Ltd.	1,026,000	6,462,415
Common Stocks - continued
	Shares	Value
Singapore - continued
Keppel Land Ltd.	429,000	$ 1,066,143
Neptune Orient Lines Ltd.	946,750	1,304,883
Olam International Ltd.	941,800	1,573,814
Oversea-Chinese Banking Corp. Ltd.	2,079,933	12,372,950
SembCorp Industries Ltd.	771,130	2,202,757
SembCorp Marine Ltd.	664,800	1,842,051
Singapore Airlines Ltd.	420,425	4,323,445
Singapore Exchange Ltd.	679,000	3,563,986
Singapore Press Holdings Ltd.	1,258,021	3,324,058
Singapore Technologies Engineering Ltd.	1,171,161	2,609,457
Singapore Telecommunications Ltd.	6,283,827	13,013,710
StarHub Ltd.	470,000	718,275
United Overseas Bank Ltd.	977,846	12,639,443
UOL Group Ltd.	414,984	1,123,180
Wilmar International Ltd.	985,000	4,100,943
Yangzijiang Shipbuilding Holdings Ltd.	1,200,000	1,079,769
TOTAL SINGAPORE		107,484,006
Spain - 3.4%
Abertis Infraestructuras SA	226,353	3,222,038
Abertis Infraestructuras SA rights 6/7/10 (a)	226,353	160,127
Acerinox SA	115,061	1,830,365
Actividades de Construccion y Servicios SA (ACS) (c)	109,168	4,113,897
Banco Bilbao Vizcaya Argentaria SA	2,832,109	29,686,609
Banco de Sabadell SA (c)	731,088	3,124,716
Banco de Valencia SA (c)	158,349	717,900
Banco de Valencia SA (a)	3,166	14,354
Banco Popular Espanol SA	701,622	3,611,652
Banco Santander SA	6,553,142	67,118,903
Bankinter SA (c)	236,978	1,366,514
Cintra Concesiones de Infrastructuras de Transporte SA	359,698	2,392,795
Criteria CaixaCorp, SA	692,472	2,984,375
EDP Renovaveis SA (a)	178,742	1,023,224
Enagas SA	137,306	2,218,019
Fomento Construcciones y Contratas SA (FOCSA)	29,273	721,912
Gamesa Corporacion Tecnologica SA	139,079	1,373,662
Gas Natural SDG SA	179,087	2,623,037
Gestevision Telecinco SA	85,744	863,654
Grifols SA	103,576	1,194,525
Grupo Acciona SA	19,624	1,563,286
Iberdrola Renovables SA	714,021	2,198,785
Iberdrola SA	3,073,420	20,388,385
Iberia Lineas Aereas de Espana SA (a)	378,668	1,041,697
Inditex SA	175,049	9,780,701
Indra Sistemas SA	78,493	1,368,396
Mapfre SA (Reg.)	565,214	1,591,731
Red Electrica Corporacion SA	84,232	3,337,424
Repsol YPF SA	584,960	11,928,635

	Shares	Value
Telefonica SA	3,290,513	$ 63,012,072
Zardoya Otis SA	102,078	1,329,962
TOTAL SPAIN		247,903,352
Sweden - 2.7%
Alfa Laval AB	279,207	3,544,006
ASSA ABLOY AB (B Shares)	243,877	4,931,061
Atlas Copco AB:
(A Shares)	532,502	7,613,787
(B Shares)	316,015	4,110,232
Boliden AB	186,400	2,252,762
Electrolux AB (B Shares)	198,138	4,480,100
Getinge AB (B Shares)	165,532	3,291,926
H&M Hennes & Mauritz AB (B Shares)	412,486	23,459,244
Holmen AB (B Shares)	40,816	934,375
Husqvarna AB (B Shares)	325,090	2,024,745
Investment AB Kinnevik	173,000	2,710,316
Investor AB (B Shares)	359,685	5,828,229
Modern Times Group MTG AB (B Shares)	33,300	1,759,289
Nordea Bank AB	2,572,987	21,191,472
Ratos AB (B Shares)	81,000	2,051,105
Sandvik AB	808,650	9,592,067
Scania AB (B Shares)	267,012	3,944,123
Securitas AB (B Shares)	245,181	2,194,939
Skandinaviska Enskilda Banken AB (A Shares)	1,193,853	6,256,918
Skanska AB (B Shares)	322,366	4,753,530
SKF AB (B Shares)	315,097	5,553,045
SSAB Svenskt Stal AB:
(A Shares)	154,049	2,271,569
(B Shares)	63,098	827,136
Svenska Cellulosa AB (SCA) (B Shares)	445,569	5,202,636
Svenska Handelsbanken AB (A Shares)	391,972	9,569,707
Swedbank AB (A Shares)	521,575	4,702,660
Swedish Match Co.	194,122	4,074,000
TELE2 AB (B Shares)	254,828	3,698,969
Telefonaktiebolaget LM Ericsson (B Shares)	2,396,522	24,611,305
TeliaSonera AB	1,782,371	10,713,556
Volvo AB (B Shares) (a)	867,245	9,072,621
TOTAL SWEDEN		197,221,430
Switzerland - 7.4%
ABB Ltd. (Reg.)	1,772,077	30,388,543
Actelion Ltd. (a)	88,740	3,217,132
Adecco SA (Reg.)	103,808	5,036,737
ARYZTA AG	66,030	2,154,892
Baloise Holdings AG	41,771	2,963,239
Compagnie Financiere Richemont SA Series A	419,344	13,903,112
Credit Suisse Group (Reg.)	898,944	34,939,911
GAM Holding Ltd. (a)	165,615	1,756,219
Geberit AG (Reg.)	32,729	4,958,081
Givaudan SA	6,445	5,063,052
Common Stocks - continued
	Shares	Value
Switzerland - continued
Holcim Ltd. (Reg.)	197,312	$ 12,528,424
Julius Baer Group Ltd.	169,285	4,923,802
Kuehne & Nagel International AG	46,531	4,374,365
Lindt & Spruengli AG	92	2,229,519
Lindt & Spruengli AG (participation certificate)	770	1,673,710
Logitech International SA (Reg.) (a)(c)	162,635	2,335,626
Lonza Group AG	38,290	2,519,079
Nestle SA	2,764,158	125,382,513
Nobel Biocare Holding AG (Switzerland)	102,281	1,925,737
Novartis AG	1,684,698	76,563,924
Pargesa Holding SA	23,151	1,563,173
Roche Holding AG (participation certificate)	558,801	76,767,416
Schindler Holding AG:
(participation certificate)	43,108	3,341,691
(Reg.)	17,800	1,380,609
SGS Societe Generale de Surveillance Holding SA (Reg.)	4,624	5,804,017
Sika AG (Bearer)	1,400	2,181,440
Sonova Holding AG Class B	36,761	3,987,321
Straumann Holding AG	7,105	1,509,936
Swiss Life Holding AG	23,419	2,523,949
Swiss Reinsurance Co.	281,381	11,504,176
Swisscom AG	19,526	6,225,265
Syngenta AG (Switzerland)	75,878	16,867,616
The Swatch Group AG:
(Bearer)	25,180	6,613,238
(Reg.)	37,574	1,823,081
UBS AG (a)	2,877,902	38,689,247
Zurich Financial Services AG	118,508	24,292,499
TOTAL SWITZERLAND		543,912,291
United Kingdom - 20.0%
3i Group PLC	745,997	3,090,040
Admiral Group PLC	148,217	2,779,856
Aggreko PLC	186,500	3,427,366
AMEC PLC	247,103	2,856,141
Anglo American PLC (United Kingdom) (a)	1,048,610	40,568,917
Antofagasta PLC	310,634	4,001,449
ARM Holdings PLC	939,400	3,362,584
Associated British Foods PLC	290,876	4,047,197
AstraZeneca PLC (United Kingdom)	1,153,351	48,654,007
Autonomy Corp. PLC (a)	163,742	4,170,890
Aviva PLC	2,177,391	10,127,102
BAE Systems PLC	2,755,146	12,926,416
Balfour Beatty PLC	540,165	1,989,281
Barclays PLC	9,071,627	40,240,367
BG Group PLC	2,675,064	41,265,214
BHP Billiton PLC	1,754,164	48,788,751
BP PLC	14,940,232	107,478,494
British Airways PLC (a)(c)	426,680	1,248,144

	Shares	Value
British American Tobacco PLC (United Kingdom)	1,584,932	$ 47,065,994
British Land Co. PLC	683,782	4,475,666
British Sky Broadcasting Group PLC	907,105	7,596,518
BT Group PLC	6,116,678	11,294,159
Bunzl PLC	245,002	2,552,233
Burberry Group PLC	340,263	3,415,961
Cable & Wireless Worldwide PLC	2,009,153	2,331,044
Cairn Energy PLC (a)	1,099,950	6,443,247
Capita Group PLC	490,019	5,560,584
Capital Shopping Centr Group PLC	415,862	1,983,159
Carnival PLC	130,701	4,993,888
Centrica PLC	4,054,416	16,198,678
Cobham PLC	852,158	2,861,980
Compass Group PLC	1,475,987	11,491,495
Diageo PLC	1,986,495	30,470,142
Eurasian Natural Resources Corp. PLC	201,626	2,943,166
FirstGroup PLC	365,332	2,001,397
Fresnillo PLC	143,583	1,887,148
G4S PLC (United Kingdom)	1,042,634	3,983,747
GlaxoSmithKline PLC	4,133,726	69,535,981
Hammerson PLC	538,053	2,817,755
Home Retail Group PLC	669,555	2,453,134
HSBC Holdings PLC (United Kingdom)	13,846,813	126,387,947
Icap PLC	407,635	2,298,338
Imperial Tobacco Group PLC	812,371	21,259,912
Inmarsat PLC	348,948	3,832,920
InterContinental Hotel Group PLC	196,899	3,131,810
International Power PLC	1,201,352	5,070,512
Invensys PLC	620,572	2,498,329
Investec PLC	342,849	2,442,992
ITV PLC (a)	2,498,100	2,030,281
J Sainsbury PLC	956,573	4,506,067
Johnson Matthey PLC	170,017	3,789,388
Kazakhmys PLC	169,958	2,928,158
Kingfisher PLC	1,848,489	6,011,978
Land Securities Group PLC	593,327	5,184,455
Legal & General Group PLC	4,604,001	5,291,415
Lloyds TSB Group PLC	31,836,982	26,208,146
London Stock Exchange Group PLC	118,982	1,110,583
Lonmin PLC (a)	121,376	2,971,731
Man Group PLC	1,338,426	4,530,143
Marks & Spencer Group PLC	1,210,947	6,227,228
National Grid PLC	1,935,814	14,052,699
National Grid PLC rights 6/11/10 (a)	774,325	1,545,148
Next PLC	148,635	4,492,728
Old Mutual PLC	4,246,644	7,038,583
Pearson PLC	652,422	9,016,028
Prudential PLC (c)	2,067,454	16,276,794
Reckitt Benckiser Group PLC	484,546	22,860,423
Reed Elsevier PLC	975,004	6,826,961
Rexam PLC	693,112	3,168,258
Rio Tinto PLC	1,142,066	52,951,743
Rolls-Royce Group PLC	1,465,653	12,561,732
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal & Sun Alliance Insurance Group PLC	2,738,680	$ 4,666,631
Royal Bank of Scotland Group PLC (a)	13,424,980	9,121,032
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,820,192	74,748,053
Class B	2,143,791	54,591,764
SABMiller PLC	757,641	21,490,933
Sage Group PLC	973,210	3,363,336
Schroders PLC	98,223	1,897,897
Scottish & Southern Energy PLC	739,011	11,303,194
Segro PLC	590,052	2,454,385
Serco Group PLC	395,058	3,509,430
Severn Trent PLC	187,855	3,272,006
Smith & Nephew PLC	681,034	6,203,323
Smiths Group PLC	309,387	4,651,116
Standard Chartered PLC (United Kingdom)	1,636,490	38,949,024
Standard Life PLC	1,824,723	4,812,478
Tesco PLC	6,311,423	37,769,148
Thomas Cook Group PLC	658,888	1,989,677
Tomkins PLC	648,903	2,300,107
TUI Travel PLC (a)	452,347	1,563,275
Tullow Oil PLC	695,623	11,296,961
Unilever PLC	1,023,549	27,798,416
United Utilities Group PLC	534,005	4,188,623
Vedanta Resources PLC	107,254	3,605,254
Vodafone Group PLC	41,824,880	84,007,901
Whitbread PLC	129,903	2,615,794
Wm Morrison Supermarkets PLC	1,681,060	6,457,294
Wolseley PLC (a)	222,846	5,345,931
Xstrata PLC	1,608,086	23,742,352
TOTAL UNITED KINGDOM		1,471,598,057
United States of America - 0.1%
Synthes, Inc.	47,177	4,941,497
TOTAL COMMON STOCKS (Cost $8,741,942,934)		7,090,049,687
Nonconvertible Preferred Stocks - 0.6%

France - 0.1%
L'Air Liquide SA (a)	130,766	12,839,945
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	39,541	1,284,289
Fresenius SE (non-vtg.)	63,371	4,019,113
Henkel AG & Co. KGaA	140,231	6,612,929
Porsche Automobil Holding SE	69,454	3,019,777
RWE AG (non-vtg.)	30,853	2,077,845
Volkswagen AG	133,031	11,739,909
TOTAL GERMANY		28,753,862

	Shares	Value
Italy - 0.1%
Intesa Sanpaolo SpA	735,357	$ 1,510,865
Telecom Italia SpA (Risparmio Shares)	4,767,811	4,355,385
TOTAL ITALY		5,866,250
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	131,908,770	191,782
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $57,218,784)		47,651,839
Government Obligations - 0.2%
	Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.47% 6/10/10 to 9/23/10 (d) (Cost $16,491,904)	$ 16,500,000	16,495,255
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.23% (e)	141,542,277	141,542,277
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	290,661,022	290,661,022
TOTAL MONEY MARKET FUNDS (Cost $432,203,299)		432,203,299
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $9,247,856,921)	7,586,400,080
NET OTHER ASSETS - (2.9)%	(213,826,124)
NET ASSETS - 100%	$ 7,372,573,956
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
100 CAC 40 Index Contracts (France)	June 2010	$ 4,322,464	$ (12,383)
70 CME E-mini MSCI EAFE Index Contracts	June 2010	4,732,000	7,249
31 EUREX DAX Index Contracts (Germany)	June 2010	6,084,788	(57,542)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Equity Index Contracts - continued
1,650 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	June 2010	$ 56,393,466	$ (2,733,612)
781 FTSE 100 Index Contracts (United Kingdom)	June 2010	60,395,383	(3,035,034)
12 FTSE MIB Index Contracts (Italy)	June 2010	1,522,150	(102,466)
57 Hang Seng Index Contracts (Hong Kong)	June 2010	7,221,961	161,517
10 IBEX 35 Index Contracts (Spain)	June 2010	1,156,836	(4,282)
475 OMX Stockholm 30 Index Contracts (Sweden)	June 2010	5,945,379	26,672
223 SFE SPI 200 Index Contracts (Australia)	June 2010	22,302,019	(1,179,471)
73 SGX MSCI Singapore (SiMSCI) Index Contracts (Singapore)	June 2010	3,379,822	58,803
611 TOPIX Index Contracts (Japan)	June 2010	59,269,629	(1,872,024)
TOTAL EQUITY INDEX CONTRACTS		$ 232,725,897	$ (8,742,573)
The face value of futures purchased as a percentage of net assets - 3.2%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
24,650,000 AUD	June 2010	$ 20,804,094	$ (1,031,123)
53,200,000 EUR	June 2010	65,456,610	(3,750,889)
40,450,000 GBP	June 2010	58,810,966	(1,193,018)
5,395,000,000 JPY	June 2010	59,217,085	1,065,205
46,600,000 SEK	June 2010	5,960,241	(337,342)
		$ 210,248,996	$ (5,247,167)
(Payable Amount $215,496,163)

The value of contracts to buy as a percentage of net assets - 2.9%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,496,973.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 72,942
Fidelity Securities Lending Cash Central Fund	1,047,669
Total	$ 1,120,611
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 1,672,419,895	$ 1,672,419,895	$ -	$ -
United Kingdom	1,471,789,839	1,471,789,839	-	-
France	669,310,493	667,853,691	1,456,802	-
Australia	587,732,094	587,732,094	-	-
Germany	549,795,696	549,795,696	-	-
Switzerland	543,912,291	543,912,291	-	-
Spain	247,903,352	247,903,352	-	-
Netherlands	205,530,120	205,530,120	-	-
Sweden	197,221,430	197,221,430	-	-
Austria	23,217,658	23,217,654	-	4
Ireland	19,102,882	19,102,878	-	4
Malta	71	-	-	71
Other	949,765,705	949,628,425	137,280	-
Government Obligations	16,495,255	-	16,495,255	-
Money Market Funds	432,203,299	432,203,299	-	-
Total Investments in Securities:	$ 7,586,400,080	$ 7,568,310,664	$ 18,089,337	$ 79
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 1,065,205	$ -	$ 1,065,205	$ -
Futures Contracts	254,241	254,241	-	-
Total Assets	$ 1,319,446	$ 254,241	$ 1,065,205	$ -
Liabilities
Forward Foreign Currency Contracts	$ (6,312,372)	$ -	$ (6,312,372)	$ -
Futures Contracts	(8,996,814)	(8,996,814)	-	-
Total Liabilities	$ (15,309,186)	$ (8,996,814)	$ (6,312,372)	$ -
Total Derivative Instruments:	$ (13,989,740)	$ (8,742,573)	$ (5,247,167)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,868,819
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(52,922)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	52,922
Transfers out of Level 3	(2,868,740)
Ending Balance	$ 79
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ (52,922)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $9,269,053,718. Net unrealized depreciation aggregated $1,682,653,638, of which $599,390,495 related to appreciated investment securities and $2,282,044,133 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Total Market Index Fund -
Total Market Index
Class F

May 31, 2010

1.816022.105

STI-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc. (a)	57,438	$ 515,219
Amerigon, Inc. (a)(c)	19,084	168,321
ArvinMeritor, Inc. (a)(c)	68,436	995,059
BorgWarner, Inc. (a)(c)	83,923	3,126,971
Cooper Tire & Rubber Co.	46,836	885,669
Dana Holding Corp. (a)	100,789	1,094,569
Drew Industries, Inc. (a)(c)	13,018	285,615
Exide Technologies (a)(c)	50,484	215,062
Federal-Mogul Corp. Class A (a)	31,031	535,595
Fuel Systems Solutions, Inc. (a)(c)	13,523	361,470
Gentex Corp.	102,002	2,007,399
Johnson Controls, Inc.	507,484	14,478,519
Lear Corp. (a)	33,772	2,285,351
Modine Manufacturing Co. (a)(c)	29,805	346,334
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	164,942	112,161
Spartan Motors, Inc.	9,796	47,021
Standard Motor Products, Inc.	15,104	126,420
Stoneridge, Inc. (a)	3,821	36,987
Strattec Security Corp. (a)	781	17,182
Superior Industries International, Inc. (c)	31,677	468,820
Tenneco, Inc. (a)(c)	44,663	989,732
The Goodyear Tire & Rubber Co. (a)	175,000	2,082,500
TRW Automotive Holdings Corp. (a)(c)	70,421	2,118,264
		33,300,240
Automobiles - 0.4%
Ford Motor Co. (a)(c)	2,503,947	29,371,298
Harley-Davidson, Inc.	172,062	5,197,993
Thor Industries, Inc. (c)	29,832	869,901
Winnebago Industries, Inc. (a)(c)	26,601	322,670
		35,761,862
Distributors - 0.1%
Audiovox Corp. Class A (a)	4,180	34,151
Core-Mark Holding Co., Inc. (a)	4,000	108,320
Genuine Parts Co.	110,848	4,501,537
LKQ Corp. (a)(c)	109,133	2,010,230
		6,654,238
Diversified Consumer Services - 0.4%
American Public Education, Inc. (a)(c)	19,746	807,414
Apollo Group, Inc. Class A (non-vtg.) (a)	92,617	4,923,520
Bridgepoint Education, Inc. (a)(c)	9,730	209,876
Capella Education Co. (a)(c)	15,227	1,308,152
Career Education Corp. (a)(c)	52,139	1,459,892
Coinstar, Inc. (a)(c)	25,148	1,349,442
Corinthian Colleges, Inc. (a)(c)	57,826	774,290
CPI Corp.	2,388	67,031
DeVry, Inc.	44,000	2,529,560
Education Management Corp. (c)	15,196	321,091
Grand Canyon Education, Inc. (a)	11,221	275,588

	Shares	Value
H&R Block, Inc.	254,104	$ 4,085,992
Hillenbrand, Inc.	45,573	1,106,968
ITT Educational Services, Inc. (a)(c)	27,550	2,780,897
Jackson Hewitt Tax Service, Inc. (a)(c)	83,450	158,555
K12, Inc. (a)(c)	21,701	542,959
Learning Tree International, Inc. (a)(c)	3,821	45,241
Lincoln Educational Services Corp. (a)	11,529	274,736
Matthews International Corp. Class A	24,562	795,318
Nobel Learning Communities, Inc. (a)	1,000	6,610
Pre-Paid Legal Services, Inc. (c)	10,193	472,140
Princeton Review, Inc. (a)(c)	17,342	41,621
Regis Corp. (c)	40,300	741,117
Service Corp. International (c)	165,000	1,409,100
Sotheby's Class A (ltd. vtg.)	62,069	2,017,243
Steiner Leisure Ltd. (a)(c)	12,388	514,102
Stewart Enterprises, Inc. Class A (c)	64,820	393,457
Strayer Education, Inc. (c)	10,147	2,435,280
Universal Technical Institute, Inc. (c)	28,315	695,133
Weight Watchers International, Inc. (c)	22,697	622,352
		33,164,677
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (a)	14,058	147,047
Ambassadors Group, Inc.	12,856	150,287
Ameristar Casinos, Inc.	11,703	210,888
Bally Technologies, Inc. (a)(c)	40,848	1,736,040
Biglari Holdings, Inc. (a)(c)	706	214,695
BJ's Restaurants, Inc. (a)(c)	25,297	586,637
Bluegreen Corp. (a)	13,016	62,477
Bob Evans Farms, Inc.	30,971	899,398
Boyd Gaming Corp. (a)(c)	57,914	762,727
Brinker International, Inc.	77,715	1,381,773
Buffalo Wild Wings, Inc. (a)(c)	16,070	592,983
Burger King Holdings, Inc.	55,286	1,050,987
California Pizza Kitchen, Inc. (a)(c)	45,324	826,257
Carnival Corp. unit	314,274	11,386,147
CEC Entertainment, Inc. (a)(c)	25,244	1,020,867
Chipotle Mexican Grill, Inc. (a)(c)	24,992	3,555,862
Choice Hotels International, Inc. (c)	20,476	682,056
Churchill Downs, Inc. (c)	8,627	289,263
CKE Restaurants, Inc. (c)	30,748	380,045
Cracker Barrel Old Country Store, Inc. (c)	21,638	1,078,222
Darden Restaurants, Inc. (c)	94,731	4,063,960
Denny's Corp. (a)(c)	50,513	159,621
DineEquity, Inc. (a)	14,923	503,950
Domino's Pizza, Inc. (a)	30,462	396,006
Dover Downs Gaming & Entertainment, Inc.	1,755	5,669
Dover Motorsports, Inc.	11,625	22,669
Empire Resorts, Inc. (a)	15,456	28,130
Gaylord Entertainment Co. (a)(c)	24,853	660,841
Great Wolf Resorts, Inc. (a)	13,290	33,358
Hyatt Hotels Corp. Class A (c)	28,544	1,154,890
International Game Technology	233,653	4,572,589
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
International Speedway Corp. Class A	19,173	$ 534,735
Interval Leisure Group, Inc. (a)	34,313	463,912
Isle of Capri Casinos, Inc. (a)(c)	17,627	175,565
Jack in the Box, Inc. (a)(c)	30,018	673,604
Jamba, Inc. (a)(c)	40,851	97,225
Krispy Kreme Doughnuts, Inc. (a)(c)	54,837	202,897
Landry's Restaurants, Inc. (a)	4,778	114,529
Las Vegas Sands Corp. (a)(c)	322,027	7,561,194
Life Time Fitness, Inc. (a)(c)	26,788	994,103
Luby's, Inc. (a)(c)	17,000	66,640
Marcus Corp.	23,391	256,131
Marriott International, Inc. Class A	235,801	7,887,543
McCormick & Schmick's Seafood Restaurants (a)(c)	16,005	139,724
McDonald's Corp.	819,413	54,794,147
MGM Mirage, Inc. (a)(c)	185,455	2,310,769
Monarch Casino & Resort, Inc. (a)	5,587	64,697
Morgans Hotel Group Co. (a)(c)	24,428	185,531
MTR Gaming Group, Inc. (a)	6,687	12,438
Multimedia Games, Inc. (a)(c)	5,149	23,737
O'Charleys, Inc. (a)	4,598	34,255
Orient Express Hotels Ltd. Class A (a)(c)	74,088	747,548
P.F. Chang's China Bistro, Inc. (c)	21,787	947,081
Panera Bread Co. Class A (a)(c)	19,435	1,570,931
Papa John's International, Inc. (a)(c)	24,389	605,579
Peet's Coffee & Tea, Inc. (a)(c)	18,056	701,476
Penn National Gaming, Inc. (a)(c)	58,555	1,499,008
Pinnacle Entertainment, Inc. (a)	72,032	871,587
Premier Exhibitions, Inc. (a)	1,600	2,032
Red Robin Gourmet Burgers, Inc. (a)(c)	24,590	506,800
Rick's Cabaret International, Inc. (a)(c)	6,660	61,405
Royal Caribbean Cruises Ltd. (a)(c)	104,458	3,029,282
Rubio's Restaurants, Inc. (a)	5,755	47,306
Ruby Tuesday, Inc. (a)(c)	49,861	536,504
Ruth's Hospitality Group, Inc. (a)(c)	25,925	125,477
Scientific Games Corp. Class A (a)	46,137	471,520
Shuffle Master, Inc. (a)(c)	37,346	309,972
Sonic Corp. (a)(c)	71,268	751,877
Speedway Motorsports, Inc.	7,046	102,731
Starbucks Corp.	551,378	14,275,176
Starwood Hotels & Resorts Worldwide, Inc. (c)	127,230	5,884,388
Texas Roadhouse, Inc. Class A (a)(c)	66,505	970,973
The Cheesecake Factory, Inc. (a)(c)	34,919	890,435
Town Sports International Holdings, Inc. (a)	15,248	45,287
Vail Resorts, Inc. (a)(c)	26,032	1,083,192
Wendy's/Arby's Group, Inc.	291,585	1,315,048
WMS Industries, Inc. (a)(c)	43,187	2,000,854
Wyndham Worldwide Corp.	132,716	3,132,098

	Shares	Value
Wynn Resorts Ltd. (c)	56,686	$ 4,754,822
Yum! Brands, Inc.	341,688	13,992,124
		176,442,230
Household Durables - 0.6%
American Biltrite, Inc. (a)	400	1,360
American Greetings Corp. Class A (c)	35,079	827,163
Bassett Furniture Industries, Inc. (a)	2,149	11,454
Beazer Homes USA, Inc. (a)(c)	53,752	267,147
Blyth, Inc.	10,795	535,864
Brookfield Homes Corp. (a)(c)	6,161	62,596
Cavco Industries, Inc. (a)(c)	10,167	371,197
Cobra Electronics Corp. (a)	1,200	2,940
CSS Industries, Inc.	12,000	226,680
D.R. Horton, Inc. (c)	199,396	2,430,637
Dixie Group, Inc. (a)	3,463	14,545
Emerson Radio Corp.	27,597	47,467
Ethan Allen Interiors, Inc. (c)	19,914	402,263
Flexsteel Industries, Inc.	2,030	23,913
Fortune Brands, Inc.	108,951	5,169,725
Furniture Brands International, Inc. (a)(c)	30,000	234,900
Garmin Ltd. (c)	98,508	3,307,899
Harman International Industries, Inc. (a)	49,623	1,602,823
Helen of Troy Ltd. (a)(c)	29,414	757,705
Hooker Furniture Corp.	15,000	233,550
Hovnanian Enterprises, Inc. Class A (a)(c)	81,239	502,869
iRobot Corp. (a)(c)	25,165	540,041
Jarden Corp.	66,000	1,921,260
KB Home (c)	66,279	959,720
Kid Brands, Inc. (a)	3,505	30,108
Koss Corp.	3,104	17,382
La-Z-Boy, Inc. (a)(c)	35,251	418,429
Leggett & Platt, Inc.	120,000	2,793,600
Lennar Corp. Class A (c)	115,000	1,989,500
Libbey, Inc. (a)(c)	9,013	126,452
Lifetime Brands, Inc. (a)(c)	300	4,194
M.D.C. Holdings, Inc.	26,000	815,880
M/I Homes, Inc. (a)	28,931	342,543
Meritage Homes Corp. (a)(c)	34,176	730,683
Mohawk Industries, Inc. (a)(c)	39,500	2,218,320
National Presto Industries, Inc. (c)	4,905	476,962
Newell Rubbermaid, Inc.	205,860	3,429,628
NVR, Inc. (a)(c)	4,214	2,887,770
Palm Harbor Homes, Inc. (a)	5,872	12,860
Pulte Group, Inc. (a)(c)	238,598	2,657,982
Ryland Group, Inc. (c)	37,577	698,932
Sealy Corp., Inc. (a)	21,635	70,314
Skyline Corp.	6,539	123,587
Standard Pacific Corp. (a)(c)	114,480	578,124
Stanley Black & Decker, Inc.	116,244	6,485,253
Stanley Furniture Co., Inc. (a)(c)	5,015	26,329
Tempur-Pedic International, Inc. (a)(c)	53,437	1,774,108
Toll Brothers, Inc. (a)(c)	90,079	1,897,965
Tupperware Brands Corp.	45,380	1,928,196
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Universal Electronics, Inc. (a)	16,673	$ 325,457
Whirlpool Corp.	53,000	5,535,320
		58,851,596
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	28,158	75,182
Amazon.com, Inc. (a)	263,657	33,078,407
Blue Nile, Inc. (a)(c)	13,187	618,470
dELiA*s, Inc. (a)	3,463	5,506
Drugstore.com, Inc. (a)(c)	34,747	119,182
Expedia, Inc.	157,856	3,403,375
Gaiam, Inc. Class A	14,668	116,171
Hollywood Media Corp. (a)	1,200	1,380
HSN, Inc. (a)	32,537	876,872
Liberty Media Corp. Interactive Series A (a)	435,000	5,641,950
Netflix, Inc. (a)	33,534	3,727,304
NutriSystem, Inc. (c)	31,318	696,826
Orbitz Worldwide, Inc. (a)	15,000	79,500
Overstock.com, Inc. (a)(c)	16,829	378,653
PetMed Express, Inc. (c)	40,524	799,133
Priceline.com, Inc. (a)(c)	33,208	6,348,041
Shutterfly, Inc. (a)(c)	24,946	576,253
ValueVision Media, Inc. Class A (a)(c)	21,687	48,796
Vitacost.com, Inc.	8,309	85,333
		56,676,334
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)(c)	5,971	68,487
Brunswick Corp. (c)	79,627	1,391,084
Callaway Golf Co. (c)	72,163	607,612
Eastman Kodak Co. (a)(c)	220,440	1,243,282
Hasbro, Inc. (c)	87,355	3,507,303
JAKKS Pacific, Inc. (a)(c)	21,157	313,335
Johnson Outdoors, Inc. Class A (a)	2,747	39,502
Leapfrog Enterprises, Inc. Class A (a)(c)	25,168	130,370
Marine Products Corp. (a)(c)	13,658	98,747
Mattel, Inc. (c)	272,000	5,891,520
Meade Instruments Corp. (a)	130	482
Nautilus, Inc. (a)	6,001	13,742
Polaris Industries, Inc. (c)	28,245	1,657,982
Pool Corp. (c)	47,772	1,146,050
RC2 Corp. (a)(c)	10,486	195,040
Smith & Wesson Holding Corp. (a)(c)	106,132	462,205
Steinway Musical Instruments, Inc. (a)	5,374	101,031
Sturm Ruger & Co., Inc.	42,290	665,645
		17,533,419
Media - 3.0%
4Kids Entertainment, Inc. (a)	12,821	9,367
A.H. Belo Corp. Class A (a)	8,701	60,907
Alloy, Inc. (a)	1,732	13,103
Arbitron, Inc. (c)	22,064	672,069

	Shares	Value
Ascent Media Corp. (a)	17,787	$ 471,178
Ballantyne of Omaha, Inc. (a)	100	820
Belo Corp. Series A	58,361	424,284
Cablevision Systems Corp. - NY Group Class A	174,878	4,338,723
Carmike Cinemas, Inc. (a)(c)	16,306	180,997
CBS Corp. Class B (c)	448,774	6,534,149
Cinemark Holdings, Inc.	31,385	501,846
CKX, Inc. (a)(c)	40,959	217,083
Clear Channel Outdoor Holding, Inc. Class A (a)	51,451	479,523
Comcast Corp. Class A	2,179,535	39,427,788
Crown Media Holdings, Inc. Class A (a)(c)	9,666	17,012
Cumulus Media, Inc. Class A (a)(c)	44,350	181,835
Dex One Corp. (a)	39,000	798,720
DIRECTV (a)	722,693	27,238,299
Discovery Communications, Inc. (a)(c)	210,619	7,931,912
DISH Network Corp. Class A (c)	154,840	3,228,414
Dolan Co. (a)(c)	19,623	241,363
DreamWorks Animation SKG, Inc. Class A (a)(c)	50,000	1,484,500
E.W. Scripps Co. Class A (a)	13,637	120,415
Emmis Communications Corp. Class A (a)	9,275	21,333
Entercom Communications Corp. Class A (a)(c)	17,572	219,650
Entravision Communication Corp. Class A (a)(c)	53,671	157,256
Fisher Communications, Inc. (a)	3,105	45,023
Gannett Co., Inc.	173,006	2,688,513
Gray Television, Inc. (a)(c)	8,695	25,998
Harris Interactive, Inc. (a)	6,269	7,209
Harte-Hanks, Inc.	52,908	722,723
Insignia Systems, Inc. (a)	2,664	14,679
Interactive Data Corp.	21,445	698,035
Interpublic Group of Companies, Inc. (a)(c)	360,000	3,006,000
John Wiley & Sons, Inc. Class A	34,061	1,348,816
Journal Communications, Inc. Class A (a)	22,879	115,310
Knology, Inc. (a)	33,900	405,444
Lamar Advertising Co. Class A (a)(c)	42,757	1,260,049
Lee Enterprises, Inc. (a)(c)	27,681	94,115
Liberty Global, Inc. Class A (a)(c)	195,230	5,036,934
Liberty Media Corp.:
Capital Series A (a)(c)	71,948	3,026,133
Starz Series A (a)	40,430	2,115,298
LIN TV Corp. Class A (a)	41,885	275,184
Live Nation Entertainment, Inc. (a)	127,733	1,562,175
LodgeNet Entertainment Corp. (a)(c)	15,151	80,603
Madison Square Garden, Inc. Class A (a)	42,293	891,114
Martha Stewart Living Omnimedia, Inc. Class A (a)(c)	40,978	245,868
McGraw-Hill Companies, Inc.	234,492	6,518,878
Media General, Inc. Class A (a)(c)	25,296	323,030
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Mediacom Communications Corp. Class A (a)(c)	70,280	$ 374,592
Meredith Corp.	20,783	698,101
Morningstar, Inc. (a)(c)	15,035	733,708
National CineMedia, Inc.	37,485	655,613
Navarre Corp. (a)	6,926	13,575
New Frontier Media, Inc. (a)	5,971	10,867
News Corp. Class A	1,756,653	23,187,820
Omnicom Group, Inc.	234,000	8,880,300
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	4,445	16,847
PRIMEDIA, Inc.	6,332	23,492
Radio One, Inc. Class D (non-vtg.) (a)	27,442	113,884
RCN Corp. (a)	19,644	285,329
Regal Entertainment Group Class A	58,000	883,920
Rentrak Corp. (a)	600	14,136
Saga Communications, Inc. Class A (a)	233	5,813
Salem Communications Corp. Class A (a)	2,015	8,564
Scholastic Corp. (c)	20,042	524,098
Scripps Networks Interactive, Inc. Class A	63,000	2,846,340
Sinclair Broadcast Group, Inc. Class A (a)(c)	28,926	191,924
Sirius XM Radio, Inc. (a)(c)	2,763,512	2,846,417
Spanish Broadcasting System, Inc. Class A (a)	8,120	13,885
SuperMedia, Inc. (a)(c)	12,000	361,560
The McClatchy Co. Class A (a)(c)	42,958	207,917
The New York Times Co. Class A (a)(c)	75,000	696,000
The Walt Disney Co.	1,370,738	45,810,064
Time Warner Cable, Inc.	266,243	14,571,479
Time Warner, Inc.	884,299	27,404,426
Valassis Communications, Inc. (a)	35,675	1,302,851
Viacom, Inc. Class B (non-vtg.) (a)	405,305	13,622,301
Virgin Media, Inc. (c)	212,123	3,427,908
Warner Music Group Corp. (a)(c)	28,685	174,118
Washington Post Co. Class B (c)	3,838	1,787,472
World Wrestling Entertainment, Inc. Class A	47,151	781,292
		277,956,290
Multiline Retail - 0.8%
99 Cents Only Stores (a)(c)	39,655	605,928
Big Lots, Inc. (a)(c)	58,502	2,066,876
Dillard's, Inc. Class A (c)	44,543	1,277,939
Dollar General Corp.	25,592	773,646
Dollar Tree, Inc. (a)	65,136	4,076,862
Family Dollar Stores, Inc.	89,176	3,633,030
Fred's, Inc. Class A	51,615	706,609
JCPenney Co., Inc. (c)	155,000	4,260,950
Kohl's Corp. (a)	214,148	10,868,011
Macy's, Inc.	320,000	7,107,200
Nordstrom, Inc.	122,961	4,881,552

	Shares	Value
Retail Ventures, Inc. (a)	12,266	$ 123,519
Saks, Inc. (a)(c)	129,458	1,188,424
Sears Holdings Corp. (a)(c)	40,617	3,576,733
Target Corp.	516,202	28,148,495
The Bon-Ton Stores, Inc. (a)(c)	8,752	113,601
Tuesday Morning Corp. (a)	10,850	61,411
		73,470,786
Specialty Retail - 2.4%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	10,292
Aarons, Inc.	60,856	1,215,903
Abercrombie & Fitch Co. Class A	62,564	2,241,668
Advance Auto Parts, Inc. (c)	70,000	3,623,200
Aeropostale, Inc. (a)	77,773	2,155,090
America's Car Mart, Inc. (a)	3,150	76,293
American Eagle Outfitters, Inc.	125,584	1,645,150
AnnTaylor Stores Corp. (a)(c)	53,681	1,162,194
Asbury Automotive Group, Inc. (a)(c)	22,589	298,627
AutoNation, Inc. (a)(c)	61,358	1,229,001
AutoZone, Inc. (a)(c)	23,534	4,492,170
Barnes & Noble, Inc. (c)	31,168	630,529
bebe Stores, Inc.	14,487	99,236
Bed Bath & Beyond, Inc. (a)	194,174	8,712,587
Best Buy Co., Inc. (c)	257,000	10,858,250
Big 5 Sporting Goods Corp.	18,888	279,354
Blockbuster, Inc. Class A (a)(c)	111,889	37,539
Books-A-Million, Inc.	5,135	36,202
Borders Group, Inc. (a)	41,722	82,192
Brown Shoe Co., Inc.	45,893	765,495
Build-A-Bear Workshop, Inc. (a)	4,710	39,847
Cabela's, Inc. Class A (a)(c)	24,283	417,910
Cache, Inc. (a)	3,350	20,603
CarMax, Inc. (a)(c)	145,000	3,150,850
Casual Male Retail Group, Inc. (a)	8,101	30,379
Charming Shoppes, Inc. (a)	65,546	298,890
Chico's FAS, Inc.	125,880	1,539,512
Christopher & Banks Corp.	21,140	193,642
Citi Trends, Inc. (a)(c)	16,789	572,169
Coldwater Creek, Inc. (a)(c)	61,586	384,297
Collective Brands, Inc. (a)(c)	45,368	1,015,336
Conn's, Inc. (a)(c)	9,074	67,874
Cost Plus, Inc. (a)	4,090	19,019
Destination Maternity Corp. (a)	1,194	32,071
Dick's Sporting Goods, Inc. (a)(c)	59,028	1,682,888
Dress Barn, Inc. (a)(c)	50,705	1,388,810
DSW, Inc. Class A (a)(c)	21,423	618,696
Emerging Vision, Inc. (a)	3,800	266
Express, Inc. (a)	12,000	171,600
Finish Line, Inc. Class A	34,767	578,871
Foot Locker, Inc. (c)	121,712	1,814,726
GameStop Corp. Class A (a)(c)	121,000	2,757,590
Gap, Inc.	381,549	8,317,768
Genesco, Inc. (a)(c)	23,200	721,984
Group 1 Automotive, Inc. (a)(c)	20,000	568,800
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Guess?, Inc. (c)	40,182	$ 1,526,514
Gymboree Corp. (a)(c)	20,000	891,600
Haverty Furniture Companies, Inc. (c)	19,389	314,296
hhgregg, Inc. (a)(c)	14,038	421,280
Hibbett Sports, Inc. (a)(c)	26,443	681,436
Home Depot, Inc.	1,288,583	43,631,420
Hot Topic, Inc. (c)	59,826	332,633
J. Crew Group, Inc. (a)(c)	42,069	1,920,029
Jo-Ann Stores, Inc. (a)(c)	26,594	1,214,814
Jos. A. Bank Clothiers, Inc. (a)(c)	12,318	747,456
Kirkland's, Inc. (a)	12,446	267,838
Limited Brands, Inc.	203,338	5,054,983
Lithia Motors, Inc. Class A (sub. vtg.) (c)	24,040	196,407
Lowe's Companies, Inc.	1,106,581	27,387,880
Lumber Liquidators Holdings, Inc. (a)(c)	8,038	237,201
MarineMax, Inc. (a)(c)	11,778	118,958
Midas, Inc. (a)	17,549	175,315
Monro Muffler Brake, Inc.	22,068	869,259
New York & Co., Inc. (a)	22,599	86,328
O'Reilly Automotive, Inc. (a)(c)	97,903	4,995,011
Office Depot, Inc. (a)(c)	198,253	1,149,867
OfficeMax, Inc. (a)(c)	71,517	1,275,148
Pacific Sunwear of California, Inc. (a)(c)	69,935	284,635
Penske Automotive Group, Inc. (a)(c)	31,974	417,580
Perfumania Holdings, Inc. (a)	325	3,055
PetSmart, Inc. (c)	89,000	2,826,640
Pier 1 Imports, Inc. (a)(c)	78,102	620,911
RadioShack Corp. (c)	90,000	1,839,600
Rent-A-Center, Inc. (a)(c)	45,000	1,089,900
Ross Stores, Inc.	93,893	4,919,993
rue21, Inc.	11,740	398,573
Sally Beauty Holdings, Inc. (a)(c)	63,165	594,383
Select Comfort Corp. (a)(c)	29,583	331,921
Sherwin-Williams Co.	69,776	5,346,935
Shoe Carnival, Inc. (a)(c)	3,092	77,516
Signet Jewelers Ltd. (a)	62,810	1,950,251
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(c)	37,989	375,711
Stage Stores, Inc.	27,048	383,270
Staples, Inc.	544,230	11,711,830
Stein Mart, Inc. (a)	10,292	82,027
Systemax, Inc. (c)	7,631	147,202
Talbots, Inc. (a)	40,306	606,202
The Buckle, Inc. (c)	20,272	720,670
The Cato Corp. Class A (sub. vtg.)	36,044	855,324
The Children's Place Retail Stores, Inc. (a)(c)	21,041	991,662
The Men's Wearhouse, Inc.	34,678	753,900
The Pep Boys - Manny, Moe & Jack (c)	43,830	540,424
Tiffany & Co., Inc.	93,000	4,224,990

	Shares	Value
TJX Companies, Inc.	321,745	$ 14,626,528
Tractor Supply Co. (c)	27,000	1,829,520
Trans World Entertainment Corp. (a)	3,463	6,476
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(c)	21,560	551,505
Urban Outfitters, Inc. (a)(c)	97,206	3,528,578
Vitamin Shoppe, Inc.	6,835	175,113
West Marine, Inc. (a)(c)	3,821	42,528
Wet Seal, Inc. Class A (a)(c)	63,290	259,489
Williams-Sonoma, Inc. (c)	65,492	1,956,901
Zale Corp. (a)	26,205	70,754
Zumiez, Inc. (a)(c)	20,815	356,353
		225,049,893
Textiles, Apparel & Luxury Goods - 0.6%
American Apparel, Inc. (a)	34,191	54,022
Carter's, Inc. (a)(c)	40,282	1,231,018
Cherokee, Inc.	7,207	147,671
Coach, Inc.	232,933	9,575,876
Columbia Sportswear Co.	8,418	430,833
Crocs, Inc. (a)(c)	75,153	777,834
Culp, Inc. (a)	8,187	107,250
Deckers Outdoor Corp. (a)	10,669	1,544,018
Fossil, Inc. (a)(c)	37,946	1,422,975
G-III Apparel Group Ltd. (a)(c)	10,000	286,700
Hanesbrands, Inc. (a)(c)	67,000	1,827,760
Iconix Brand Group, Inc. (a)(c)	46,366	753,448
Joe's Jeans, Inc. (a)(c)	37,810	85,073
Jones Apparel Group, Inc.	72,951	1,432,758
K-Swiss, Inc. Class A (a)(c)	27,036	337,139
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	11,067	130,259
Liz Claiborne, Inc. (a)(c)	92,508	567,074
Maidenform Brands, Inc. (a)	20,939	484,528
Movado Group, Inc. (a)(c)	10,191	125,145
NIKE, Inc. Class B	205,203	14,852,593
Oxford Industries, Inc.	10,105	210,588
Perry Ellis International, Inc. (a)	2,923	70,327
Phillips-Van Heusen Corp.	37,458	2,050,076
Polo Ralph Lauren Corp. Class A (c)	38,959	3,383,979
Quiksilver, Inc. (a)(c)	79,544	370,675
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(c)	19,752	744,255
Steven Madden Ltd. (a)(c)	25,320	854,044
Timberland Co. Class A (a)	52,511	1,008,736
True Religion Apparel, Inc. (a)(c)	27,973	772,335
Under Armour, Inc. Class A (sub. vtg.) (a)(c)	31,131	1,048,803
Unifi, Inc. (a)	65,760	259,752
Unifirst Corp.	9,420	423,900
VF Corp.	62,000	4,795,700
Volcom, Inc. (a)(c)	16,142	322,194
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Warnaco Group, Inc. (a)	34,500	$ 1,469,355
Wolverine World Wide, Inc.	36,170	1,038,079
		54,996,772
TOTAL CONSUMER DISCRETIONARY		1,049,858,337
CONSUMER STAPLES - 9.6%
Beverages - 2.1%
Boston Beer Co., Inc. Class A (a)(c)	14,776	975,955
Brown-Forman Corp. Class B (non-vtg.) (c)	82,644	4,583,436
Celsius Holdings, Inc. (a)	8,000	18,640
Central European Distribution Corp. (a)(c)	44,764	1,144,168
Coca-Cola Bottling Co. Consolidated	3,600	179,136
Coca-Cola Enterprises, Inc.	233,397	6,091,662
Constellation Brands, Inc. Class A (sub. vtg.) (a)(c)	145,187	2,418,815
Dr Pepper Snapple Group, Inc.	180,679	6,840,507
Hansen Natural Corp. (a)(c)	50,281	1,963,473
Jones Soda Co. (a)	17,449	18,147
Molson Coors Brewing Co. Class B	118,667	4,870,094
National Beverage Corp.	8,950	106,863
PepsiCo, Inc.	1,240,382	78,007,624
The Coca-Cola Co.	1,619,695	83,252,323
		190,470,843
Food & Staples Retailing - 2.2%
Andersons, Inc. (c)	19,232	629,463
Arden Group, Inc. Class A	100	8,905
BJ's Wholesale Club, Inc. (a)(c)	39,726	1,591,821
Casey's General Stores, Inc. (c)	35,083	1,293,510
Costco Wholesale Corp.	330,188	19,233,451
CVS Caremark Corp.	1,077,957	37,329,651
Ingles Markets, Inc. Class A	17,056	259,081
Kroger Co.	463,214	9,324,498
Nash-Finch Co.	13,340	481,707
PriceSmart, Inc. (c)	10,766	258,492
Rite Aid Corp. (a)	563,721	648,279
Ruddick Corp.	26,796	884,804
Safeway, Inc. (c)	296,595	6,566,613
Spartan Stores, Inc.	28,988	441,777
SUPERVALU, Inc.	171,000	2,303,370
Susser Holdings Corp. (a)	7,000	70,210
Sysco Corp. (c)	441,408	13,158,372
The Great Atlantic & Pacific Tea Co. (a)(c)	31,419	169,348
The Pantry, Inc. (a)(c)	24,367	372,571
United Natural Foods, Inc. (a)(c)	29,881	927,805
Village Super Market, Inc. Class A	3,900	104,832
Wal-Mart Stores, Inc.	1,650,237	83,435,983

	Shares	Value
Walgreen Co.	752,516	$ 24,110,613
Weis Markets, Inc.	8,654	292,246
Whole Foods Market, Inc. (a)(c)	102,740	4,153,778
Winn-Dixie Stores, Inc. (a)(c)	49,208	551,130
		208,602,310
Food Products - 1.7%
Alico, Inc.	200	5,080
American Italian Pasta Co. Class A (a)(c)	19,200	747,072
Archer Daniels Midland Co.	444,016	11,220,284
B&G Foods, Inc. Class A	20,013	212,138
Bridgford Foods Corp.	400	5,520
Bunge Ltd. (c)	100,007	4,876,341
Cal-Maine Foods, Inc. (c)	13,323	431,266
Calavo Growers, Inc.	5,335	85,200
Campbell Soup Co.	159,197	5,700,845
Chiquita Brands International, Inc. (a)(c)	40,042	494,519
ConAgra Foods, Inc. (c)	327,149	7,910,463
Corn Products International, Inc. (c)	52,298	1,744,138
Darling International, Inc. (a)	67,308	538,464
Dean Foods Co. (a)(c)	127,125	1,353,881
Del Monte Foods Co.	171,807	2,504,946
Diamond Foods, Inc. (c)	21,341	884,584
Dole Food Co., Inc. (c)	26,826	245,458
Farmer Brothers Co.	3,606	63,069
Flowers Foods, Inc. (c)	68,755	1,698,936
Fresh Del Monte Produce, Inc. (a)(c)	34,840	696,800
General Mills, Inc.	235,397	16,767,328
Green Mountain Coffee Roasters, Inc. (a)(c)	91,449	2,162,769
H.J. Heinz Co.	236,513	10,449,144
Hain Celestial Group, Inc. (a)(c)	47,574	1,025,695
Harbinger Group, Inc. (a)	880	5,720
Hershey Co.	115,333	5,397,584
Hormel Foods Corp. (c)	54,830	2,182,234
HQ Sustainable Maritime Industries, Inc. (a)	14,936	73,186
Imperial Sugar Co.	12,258	129,444
J&J Snack Foods Corp.	9,648	428,661
John B. Sanfilippo & Son, Inc. (a)(c)	2,965	43,289
Kellogg Co.	181,295	9,686,592
Kraft Foods, Inc. Class A	1,215,037	34,750,058
Lancaster Colony Corp. (c)	17,449	953,762
Lance, Inc.	38,093	735,195
McCormick & Co., Inc. (non-vtg.) (c)	82,145	3,168,333
Mead Johnson Nutrition Co. Class A	152,293	7,511,091
Omega Protein Corp. (a)	7,368	32,640
Pilgrims Pride Corp. (a)	35,000	279,300
Ralcorp Holdings, Inc. (a)	36,443	2,189,131
Reddy Ice Holdings, Inc. (a)(c)	29,155	116,328
Sanderson Farms, Inc. (c)	20,062	1,100,401
Sara Lee Corp.	479,753	6,798,100
Seneca Foods Group Class A (a)(c)	2,582	76,066
Smart Balance, Inc. (a)	53,000	316,940
Smithfield Foods, Inc. (a)(c)	124,257	2,142,191
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Tasty Baking Co.	200	$ 1,510
The J.M. Smucker Co.	85,402	4,715,898
Tootsie Roll Industries, Inc. (c)	13,091	327,799
TreeHouse Foods, Inc. (a)(c)	31,250	1,440,625
Tyson Foods, Inc. Class A	213,118	3,746,614
		160,172,632
Household Products - 2.2%
Cellu Tissue Holdings, Inc.	21,889	198,314
Central Garden & Pet Co. Class A (non-vtg.) (a)(c)	40,382	382,014
Church & Dwight Co., Inc.	51,726	3,404,088
Clorox Co.	102,287	6,425,669
Colgate-Palmolive Co.	383,820	29,972,504
Energizer Holdings, Inc. (a)	48,839	2,744,263
Kimberly-Clark Corp.	317,080	19,246,756
Oil-Dri Corp. of America	750	14,738
Procter & Gamble Co.	2,230,641	136,269,859
Spectrum Brands, Inc. (a)	5,500	152,570
WD-40 Co.	17,261	563,399
		199,374,174
Personal Products - 0.2%
Alberto-Culver Co.	63,990	1,761,005
Avon Products, Inc.	319,884	8,473,727
Elizabeth Arden, Inc. (a)	20,607	350,319
Estee Lauder Companies, Inc. Class A (c)	87,017	5,070,481
Herbalife Ltd.	49,645	2,241,472
Inter Parfums, Inc.	7,707	120,460
Mannatech, Inc. (c)	6,969	17,632
MediFast, Inc. (a)	11,894	373,115
NBTY, Inc. (a)(c)	38,819	1,329,163
Nu Skin Enterprises, Inc. Class A	48,093	1,383,155
Prestige Brands Holdings, Inc. (a)	32,209	248,653
Revlon, Inc. (a)(c)	12,057	166,989
Schiff Nutrition International, Inc. (c)	9,983	70,879
USANA Health Sciences, Inc. (a)(c)	6,205	232,377
		21,839,427
Tobacco - 1.2%
Alliance One International, Inc. (a)(c)	104,053	433,901
Altria Group, Inc. (c)	1,564,271	31,739,059
Lorillard, Inc.	119,849	8,568,005
Philip Morris International, Inc.	1,445,795	63,788,475
Reynolds American, Inc.	119,872	6,250,126
Star Scientific, Inc. (a)(c)	56,989	87,193
Universal Corp. (c)	18,429	753,193
Vector Group Ltd. (c)	25,347	397,948
		112,017,900
TOTAL CONSUMER STAPLES		892,477,286

	Shares	Value
ENERGY - 9.7%
Energy Equipment & Services - 1.6%
Allis-Chalmers Energy, Inc. (a)(c)	22,325	$ 64,296
Atwood Oceanics, Inc. (a)(c)	44,460	1,207,089
Baker Hughes, Inc. (c)	315,275	12,024,589
Basic Energy Services, Inc. (a)(c)	29,402	239,920
Bristow Group, Inc. (a)(c)	26,059	846,918
Bronco Drilling Co., Inc. (a)	23,244	84,841
Cal Dive International, Inc. (a)(c)	86,617	478,126
Cameron International Corp. (a)(c)	194,672	7,047,126
Carbo Ceramics, Inc. (c)	19,165	1,239,976
Complete Production Services, Inc. (a)(c)	59,235	770,647
Dawson Geophysical Co. (a)(c)	9,156	205,827
Diamond Offshore Drilling, Inc. (c)	48,328	3,049,497
Dresser-Rand Group, Inc. (a)(c)	55,969	1,781,493
Dril-Quip, Inc. (a)(c)	21,965	1,069,915
Exterran Holdings, Inc. (a)(c)	50,379	1,284,665
FMC Technologies, Inc. (a)(c)	94,268	5,481,684
Global Geophysical Services, Inc. (a)	17,627	164,284
Global Industries Ltd. (a)(c)	92,739	484,098
Gulf Island Fabrication, Inc.	12,498	228,338
Gulfmark Offshore, Inc. Class A (a)(c)	20,801	543,738
Halliburton Co.	679,289	16,866,746
Helix Energy Solutions Group, Inc. (a)(c)	77,302	841,819
Helmerich & Payne, Inc.	66,558	2,507,905
Hercules Offshore, Inc. (a)(c)	96,203	300,153
Hornbeck Offshore Services, Inc. (a)(c)	16,154	246,833
ION Geophysical Corp. (a)(c)	75,779	411,480
Key Energy Services, Inc. (a)(c)	111,897	1,069,735
Lufkin Industries, Inc.	13,914	1,109,363
Matrix Service Co. (a)	22,497	221,370
Mitcham Industries, Inc. (a)	1,791	11,140
Nabors Industries Ltd. (a)	207,692	3,952,379
National Oilwell Varco, Inc.	312,633	11,920,696
Natural Gas Services Group, Inc. (a)	22,504	361,414
Newpark Resources, Inc. (a)	99,384	638,045
Oceaneering International, Inc. (a)	41,676	1,928,349
Oil States International, Inc. (a)(c)	31,129	1,215,276
OYO Geospace Corp. (a)(c)	1,552	70,818
Parker Drilling Co. (a)(c)	77,885	374,627
Patterson-UTI Energy, Inc.	107,115	1,502,823
PHI, Inc. (non-vtg.) (a)	17,859	314,854
Pioneer Drilling Co. (a)(c)	54,390	322,533
Pride International, Inc. (a)	112,385	2,783,776
Rowan Companies, Inc. (a)(c)	75,206	1,862,101
RPC, Inc.	19,909	224,773
Schlumberger Ltd.	904,471	50,786,047
SEACOR Holdings, Inc. (a)(c)	18,718	1,366,040
Seahawk Drilling, Inc. (a)	17,272	208,818
Smith International, Inc.	182,744	6,863,865
Superior Energy Services, Inc. (a)	53,741	1,169,404
Superior Well Services, Inc. (a)(c)	13,630	205,949
T-3 Energy Services, Inc. (a)(c)	9,010	240,297
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Tesco Corp. (a)	29,100	$ 326,793
TETRA Technologies, Inc. (a)(c)	58,187	585,361
Tidewater, Inc. (c)	33,470	1,399,381
Trico Marine Services, Inc. (a)(c)	3,463	5,056
Union Drilling, Inc. (a)	1,488	8,095
Unit Corp. (a)(c)	36,543	1,494,243
Willbros Group, Inc. (a)	30,833	286,439
		154,301,863
Oil, Gas & Consumable Fuels - 8.1%
Alon USA Energy, Inc. (c)	10,971	74,054
Alpha Natural Resources, Inc. (a)	94,560	3,628,267
American Oil & Gas, Inc. NV (a)	33,354	214,800
Anadarko Petroleum Corp.	371,176	19,423,640
Apache Corp.	255,151	22,846,221
Arch Coal, Inc.	118,866	2,561,562
Arena Resources, Inc. (a)(c)	31,000	1,019,280
Atlas Energy, Inc. (a)	57,668	1,780,788
ATP Oil & Gas Corp. (a)(c)	27,153	288,908
Berry Petroleum Co. Class A (c)	37,030	1,138,302
Bill Barrett Corp. (a)(c)	31,882	1,038,078
BPZ Energy, Inc. (a)(c)	90,823	465,014
Brigham Exploration Co. (a)(c)	87,570	1,504,453
Cabot Oil & Gas Corp. (c)	72,694	2,521,755
Callon Petroleum Co. (a)(c)	25,119	143,178
Carrizo Oil & Gas, Inc. (a)(c)	28,358	503,071
Cheniere Energy, Inc. (a)(c)	43,057	121,851
Chesapeake Energy Corp.	483,459	10,800,474
Chevron Corp. (c)	1,525,252	112,670,365
Cimarex Energy Co.	64,000	4,702,720
Clayton Williams Energy, Inc. (a)	9,020	409,508
Clean Energy Fuels Corp. (a)(c)	35,651	531,913
Cloud Peak Energy, Inc.	35,356	521,855
CNX Gas Corp. (a)(c)	1,851	70,782
Cobalt International Energy, Inc.	50,900	356,300
Comstock Resources, Inc. (a)(c)	34,313	1,023,900
Concho Resources, Inc. (a)(c)	56,870	2,960,084
ConocoPhillips	1,000,041	51,862,126
CONSOL Energy, Inc.	164,673	6,007,271
Contango Oil & Gas Co. (a)(c)	13,214	664,400
Continental Resources, Inc. (a)(c)	25,537	1,204,325
Crosstex Energy, Inc. (a)(c)	40,800	275,808
Crude Carriers Corp.	10,969	179,343
CVR Energy, Inc. (a)(c)	42,262	319,501
Delek US Holdings, Inc.	38,177	253,114
Delta Petroleum Corp. (a)(c)	221,863	261,798
Denbury Resources, Inc. (a)(c)	280,644	4,616,594
Devon Energy Corp.	319,885	20,424,657
DHT Holdings, Inc.	69,764	289,521
El Paso Corp.	532,668	6,040,455
Endeavor International Corp. (a)(c)	69,592	95,341
Energy Partners Ltd. (a)	16,192	205,638

	Shares	Value
EOG Resources, Inc.	190,365	$ 19,957,867
Evergreen Energy, Inc. (a)	25,886	4,944
EXCO Resources, Inc. (c)	127,368	2,197,098
Exxon Mobil Corp. (c)	3,609,363	218,222,053
Forest Oil Corp. (a)(c)	72,024	1,918,719
Frontier Oil Corp. (c)	82,000	1,140,620
FX Energy, Inc. (a)(c)	15,412	55,483
Gasco Energy, Inc. (a)	113,818	40,974
Gastar Exploration Ltd. (a)	18,757	78,967
General Maritime Corp.	67,360	465,458
Georesources, Inc. (a)	5,987	85,734
GMX Resources, Inc. (a)(c)	27,299	186,179
Goodrich Petroleum Corp. (a)(c)	26,950	329,868
Green Plains Renewable Energy, Inc. (a)	6,894	76,592
Gulfport Energy Corp. (a)(c)	16,997	223,171
Harvest Natural Resources, Inc. (a)(c)	38,697	292,936
Hess Corp.	222,827	11,854,396
HKN, Inc. (a)	68	214
Holly Corp. (c)	30,000	777,000
Houston American Energy Corp. (c)	8,657	104,750
Hyperdynamics Corp. (a)(c)	84,243	87,613
International Coal Group, Inc. (a)(c)	105,442	456,564
James River Coal Co. (a)(c)	21,883	351,003
Kodiak Oil & Gas Corp. (a)	87,849	284,631
Magellan Petroleum Corp. (a)	41,755	72,236
Magnum Hunter Resources Corp. (a)(c)	31,385	152,217
Marathon Oil Corp. (c)	532,300	16,549,207
Mariner Energy, Inc. (a)(c)	97,192	2,077,965
Massey Energy Co.	65,998	2,185,854
McMoRan Exploration Co. (a)(c)	70,123	753,822
Murphy Oil Corp.	141,610	7,559,142
Newfield Exploration Co. (a)(c)	95,352	4,964,025
Noble Energy, Inc.	129,075	7,678,672
Northern Oil & Gas, Inc. (a)(c)	24,975	360,389
Occidental Petroleum Corp.	617,919	50,984,497
Overseas Shipholding Group, Inc. (c)	20,609	797,362
Pacific Ethanol, Inc. (a)(c)	101,720	80,359
Patriot Coal Corp. (a)(c)	62,301	1,038,558
Peabody Energy Corp.	204,124	7,952,671
Penn Virginia Corp.	29,000	634,810
Petrohawk Energy Corp. (a)(c)	219,767	4,226,119
Petroleum Development Corp. (a)(c)	23,037	474,562
Petroquest Energy, Inc. (a)(c)	48,612	305,283
Pioneer Natural Resources Co. (c)	85,421	5,441,318
Plains Exploration & Production Co. (a)	101,000	2,232,100
Quicksilver Resources, Inc. (a)(c)	101,422	1,238,363
Range Resources Corp. (c)	114,727	5,156,979
Rentech, Inc. (a)(c)	148,574	156,003
Resolute Energy Corp. (a)(c)	31,183	392,594
Rex Energy Corp. (a)	16,433	171,725
Rex Stores Corp. (a)	3,513	63,234
Rosetta Resources, Inc. (a)(c)	40,250	882,683
SandRidge Energy, Inc. (a)(c)	145,459	936,756
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ship Finance International Ltd. (NY Shares)	36,305	$ 656,394
Southern Union Co.	75,563	1,645,007
Southwestern Energy Co. (a)	257,193	9,673,029
Spectra Energy Corp.	482,000	9,644,820
St. Mary Land & Exploration Co. (c)	42,000	1,816,080
Stone Energy Corp. (a)(c)	36,595	490,739
Sunoco, Inc. (c)	81,494	2,434,226
Swift Energy Co. (a)(c)	27,100	749,315
Syntroleum Corp. (a)	28,735	58,907
Teekay Corp. (c)	38,589	973,600
Tesoro Corp. (c)	105,000	1,228,500
Toreador Resources Corp. (a)(c)	11,881	83,642
Ultra Petroleum Corp. (a)(c)	118,234	5,441,129
Uranium Energy Corp. (a)	27,597	70,924
Uranium Resources, Inc. (a)	35,013	16,456
USEC, Inc. (a)(c)	96,626	510,185
Vaalco Energy, Inc. (c)	79,391	423,948
Valero Energy Corp.	414,016	7,733,819
Venoco, Inc. (a)	12,178	176,216
Verenium Corp. (a)(c)	607	1,930
W&T Offshore, Inc. (c)	42,447	413,434
Warren Resources, Inc. (a)(c)	39,635	119,698
Western Refining, Inc. (a)(c)	33,616	176,820
Westmoreland Coal Co. (a)(c)	6,000	62,220
Whiting Petroleum Corp. (a)(c)	36,279	3,036,915
Williams Companies, Inc.	431,208	8,516,358
World Fuel Services Corp. (c)	52,000	1,353,560
XTO Energy, Inc.	435,806	18,626,348
		746,867,573
TOTAL ENERGY		901,169,436
FINANCIALS - 16.9%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)(c)	30,064	2,154,086
Ameriprise Financial, Inc.	188,606	7,504,633
Arlington Asset Investment Corp.	5,868	111,492
Artio Global Investors, Inc. Class A	18,629	344,450
Bank of New York Mellon Corp.	906,644	24,660,717
BGC Partners, Inc. Class A	66,078	411,666
BlackRock, Inc. Class A	31,304	5,255,316
Calamos Asset Management, Inc. Class A (c)	25,805	283,855
Charles Schwab Corp.	737,117	12,044,492
Cohen & Steers, Inc.	20,212	489,130
Cowen Group, Inc. Class A (a)	17,367	82,320
Deerfield Capital Corp. (a)	4,533	24,886
Duff & Phelps Corp. Class A	11,475	154,798
E*TRADE Financial Corp. (a)(c)	1,344,951	1,990,527
Eaton Vance Corp. (non-vtg.)	83,605	2,498,953

	Shares	Value
Evercore Partners, Inc. Class A	15,609	$ 508,853
FBR Capital Markets Corp. (a)(c)	41,772	169,177
Federated Investors, Inc. Class B (non-vtg.) (c)	71,655	1,591,458
Financial Engines, Inc. (a)	3,460	52,730
Franklin Resources, Inc.	119,801	11,751,280
GAMCO Investors, Inc. Class A (c)	7,076	280,422
GFI Group, Inc.	80,788	488,767
Gleacher & Co., Inc. (a)	42,081	165,799
GLG Partners, Inc. (a)(c)	221,482	943,513
Goldman Sachs Group, Inc.	327,510	47,246,593
Greenhill & Co., Inc.	21,320	1,477,263
HFF, Inc. (a)	4,989	39,413
International Assets Holding Corp. (a)(c)	3,399	55,608
Invesco Ltd.	317,059	5,884,615
Investment Technology Group, Inc. (a)	32,927	555,149
Janus Capital Group, Inc. (c)	156,315	1,666,318
Jefferies Group, Inc.	90,236	2,105,206
JMP Group, Inc.	3,457	24,268
KBW, Inc. (a)	25,676	644,211
Knight Capital Group, Inc. Class A (a)(c)	70,244	1,026,265
LaBranche & Co., Inc. (a)(c)	68,828	292,519
Ladenburg Thalmann Financial Services, Inc. (a)(c)	1,908	2,805
Legg Mason, Inc.	116,767	3,470,315
MF Global Holdings Ltd. (a)(c)	84,807	653,014
Morgan Stanley	940,834	25,506,010
National Holdings Corp. (a)	1,200	660
Northern Trust Corp.	185,413	9,420,835
optionsXpress Holdings, Inc. (a)(c)	43,413	696,779
Paulson Capital Corp. (a)(c)	3,105	4,409
Penson Worldwide, Inc. (a)(c)	22,876	154,642
Piper Jaffray Companies (a)(c)	16,738	554,195
Raymond James Financial, Inc. (c)	71,722	2,027,581
Riskmetrics Group, Inc. (a)	21,527	465,629
Safeguard Scientifics, Inc. (a)(c)	23,968	270,838
Sanders Morris Harris Group, Inc.	28,032	149,691
SEI Investments Co. (c)	112,087	2,363,915
Siebert Financial Corp. (a)	2,700	5,913
State Street Corp.	374,300	14,287,031
Stifel Financial Corp. (a)(c)	21,443	1,086,517
SWS Group, Inc. (c)	28,138	282,506
T. Rowe Price Group, Inc.	193,849	9,599,402
TD Ameritrade Holding Corp. (a)(c)	178,265	3,160,638
Teton Advisors, Inc.	106	1,065
Thomas Weisel Partners Group, Inc. (a)(c)	30,673	210,417
TradeStation Group, Inc. (a)(c)	56,768	403,620
U.S. Global Investments, Inc. Class A	8,884	63,076
Virtus Investment Partners, Inc. (a)	3,567	81,292
Waddell & Reed Financial, Inc. Class A (c)	60,354	1,618,091
Westwood Holdings Group, Inc.	1,501	55,762
		211,577,396
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 3.3%
1st Source Corp.	10,000	$ 192,300
Alliance Financial Corp. (c)	3,000	83,340
Ameris Bancorp	7,770	87,568
Arrow Financial Corp.	8,096	206,286
Associated Banc-Corp. (c)	124,600	1,673,378
BancFirst Corp.	9,220	365,942
BancorpSouth, Inc.	71,921	1,394,548
BancTrust Financial Group, Inc. (c)	4,882	21,627
Bank of Granite Corp. (a)(c)	15,998	21,437
Bank of Hawaii Corp.	35,000	1,681,050
Bank of the Ozarks, Inc. (c)	28,624	1,010,141
Banner Corp. (c)	11,743	50,612
Bar Harbor Bankshares	3,125	83,281
BB&T Corp. (c)	514,822	15,568,217
BOK Financial Corp. (c)	16,000	808,800
Boston Private Financial Holdings, Inc. (c)	58,029	424,772
Bryn Mawr Bank Corp.	2,149	37,565
Capital City Bank Group, Inc. (c)	6,535	98,090
CapitalSource, Inc.	227,700	1,033,758
Capitol Bancorp Ltd. (a)(c)	7,732	14,613
Cardinal Financial Corp.	10,620	111,510
Cascade Bancorp (a)(c)	17,960	10,776
Cathay General Bancorp	49,559	546,140
Center Bancorp, Inc.	5,692	41,950
Central Pacific Financial Corp. (a)(c)	43,309	104,375
Chemical Financial Corp.	23,201	561,928
Citizens & Northern Corp.	10,210	129,054
Citizens Banking Corp., Michigan (a)	281,585	309,744
City Holding Co. (c)	25,793	827,697
City National Corp. (c)	30,276	1,746,320
CoBiz, Inc. (c)	28,248	187,284
Columbia Banking Systems, Inc. (c)	23,838	532,303
Comerica, Inc.	128,351	4,890,173
Commerce Bancshares, Inc.	52,821	1,963,357
Community Bank System, Inc.	31,618	722,471
Community Capital Corp. (a)	483	1,773
Community Trust Bancorp, Inc.	13,467	361,185
Cullen/Frost Bankers, Inc.	44,600	2,447,648
CVB Financial Corp. (c)	87,295	866,839
Danvers Bancorp, Inc.	12,572	199,015
East West Bancorp, Inc. (c)	94,055	1,598,935
Eastern Virgina Bankshares, Inc.	955	6,647
Enterprise Financial Services Corp.	4,000	40,240
Fidelity Southern Corp.	3,582	25,432
Fifth Third Bancorp	598,702	7,777,139
Financial Institutions, Inc.	2,005	38,255
First Bancorp, North Carolina	10,694	172,601
First Bancorp, Puerto Rico (c)	61,810	82,207
First Busey Corp.	42,707	200,296
First Citizen Bancshares, Inc.	4,345	869,000
First Commonwealth Financial Corp. (c)	70,774	370,148

	Shares	Value
First Community Bancshares, Inc.	8,000	$ 128,480
First Financial Bancorp, Ohio	45,155	717,739
First Financial Bankshares, Inc.	21,831	1,095,480
First Financial Corp., Indiana	10,280	291,438
First Horizon National Corp. (c)	160,106	1,993,320
First Interstate Bancsystem, Inc.	5,000	78,750
First M&F Corp.	2,524	10,500
First Merchants Corp.	29,096	251,098
First Midwest Bancorp, Inc., Delaware (c)	52,332	725,845
First State Bancorp. (a)(c)	16,034	8,174
First United Corp.	3,511	20,188
FirstMerit Corp.	76,880	1,433,043
FNB Corp., North Carolina (c)	2,866	3,668
FNB Corp., Pennsylvania	100,799	825,544
Fulton Financial Corp.	155,049	1,542,738
Glacier Bancorp, Inc.	58,280	924,321
Great Southern Bancorp, Inc.	7,927	195,718
Green Bankshares, Inc. (a)(c)	8,074	93,335
Guaranty Bancorp (a)	16,227	24,178
Hancock Holding Co.	29,737	1,136,846
Hanmi Financial Corp. (a)(c)	122,421	282,793
Hawthorn Bancshares, Inc.	1,490	17,806
Heartland Financial USA, Inc.	8,001	143,058
Heritage Commerce Corp. (a)	7,114	32,013
Heritage Financial Corp., Washington (a)(c)	1,630	24,401
Home Bancshares, Inc. (c)	29,199	688,512
Hudson Valley Holding Corp.	5,755	137,660
Huntington Bancshares, Inc.	532,328	3,279,140
IBERIABANK Corp. (c)	31,187	1,713,102
Independent Bank Corp., Massachusetts (c)	30,181	730,984
Independent Bank Corp., Michigan (c)	13,306	11,310
Integra Bank Corp. (c)	11,329	10,536
International Bancshares Corp.	45,000	888,750
Intervest Bancshares Corp. Class A (a)	7,165	38,619
Investors Bancorp, Inc. (a)	40,000	546,400
KeyCorp	653,938	5,244,583
Lakeland Bancorp, Inc. (c)	10,000	99,400
Lakeland Financial Corp.	8,000	161,600
M&T Bank Corp. (c)	52,289	4,143,380
Macatawa Bank Corp. (a)(c)	13,284	23,247
MainSource Financial Group, Inc.	8,776	72,929
Marshall & Ilsley Corp.	391,717	3,192,494
MB Financial, Inc. (c)	34,327	750,045
MBT Financial Corp. (c)	1,800	4,806
Merchants Bancshares, Inc.	4,149	94,888
Metro Bancorp, Inc. (a)	8,799	114,299
Midsouth Bancorp, Inc.	4,009	61,338
Nara Bancorp, Inc. (a)(c)	35,918	274,054
National Penn Bancshares, Inc. (c)	140,507	982,144
NBT Bancorp, Inc.	31,130	683,304
NewBridge Bancorp (a)	8,389	35,234
North Valley Bancorp (a)	4,941	11,364
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Northern States Financial Corp. (a)	1,314	$ 4,192
Northrim Bancorp, Inc.	3,414	58,789
Northway Financial, Inc.	998	7,385
Old National Bancorp, Indiana	71,743	823,610
Old Second Bancorp, Inc. (c)	21,643	89,169
Oriental Financial Group, Inc. (c)	23,277	318,429
Pacific Capital Bancorp (a)(c)	107,005	173,348
Pacific Premier Bancorp, Inc. (a)	40	190
PacWest Bancorp	40,763	849,501
Park National Corp. (c)	10,079	652,111
Peoples Bancorp, Inc.	1,660	25,182
Peoples Financial Corp., Mississippi	3,102	41,288
Pinnacle Financial Partners, Inc. (a)(c)	34,998	478,423
PNC Financial Services Group, Inc. (c)	390,979	24,533,932
Popular, Inc. (a)	455,721	1,380,835
Preferred Bank, Los Angeles California (a)(c)	6,582	14,480
Premier Financial Bancorp, Inc.	134	1,138
Princeton National Bancorp, Inc. (c)	2,956	22,495
PrivateBancorp, Inc. (c)	49,798	659,824
Prosperity Bancshares, Inc.	38,585	1,390,603
Regions Financial Corp.	900,505	6,870,853
Renasant Corp. (c)	26,193	375,870
Republic Bancorp, Inc., Kentucky Class A (c)	21,178	490,271
Royal Bancshares of Pennsylvania, Inc. Class A (a)(c)	3,140	9,891
S&T Bancorp, Inc.	33,224	716,642
S.Y. Bancorp, Inc.	7,621	178,636
Sandy Spring Bancorp, Inc.	12,869	199,212
SCBT Financial Corp.	10,000	357,900
Seacoast Banking Corp., Florida (a)(c)	15,254	28,830
Shore Bancshares, Inc. (c)	3,440	44,066
Signature Bank, New York (a)(c)	35,833	1,355,921
Simmons First National Corp. Class A	10,974	289,275
Smithtown Bancorp, Inc. (c)	21,154	57,116
South Financial Group, Inc. (c)	168,667	45,911
Southside Bancshares, Inc.	10,593	214,508
Southwest Bancorp, Inc., Oklahoma	11,359	175,610
State Bancorp, Inc., New York	4,423	40,692
StellarOne Corp.	13,915	191,470
Sterling Bancorp, New York	19,177	183,524
Sterling Bancshares, Inc. (c)	95,935	513,252
Sterling Financial Corp., Washington (a)(c)	32,433	27,568
Suffolk Bancorp	11,495	362,322
Sun Bancorp, Inc., New Jersey (c)	3,985	18,969
SunTrust Banks, Inc.	373,469	10,064,990
Superior Bancorp (a)(c)	3,571	10,284
Susquehanna Bancshares, Inc., Pennsylvania (c)	74,186	650,611
SVB Financial Group (a)(c)	30,500	1,368,230

	Shares	Value
Synovus Financial Corp. (c)	359,778	$ 1,064,943
Taylor Capital Group, Inc. (a)(c)	7,332	93,483
TCF Financial Corp. (c)	90,806	1,465,609
Texas Capital Bancshares, Inc. (a)(c)	37,386	683,042
TIB Financial Corp. (c)	2,277	1,708
Tompkins Financial Corp.	7,085	282,125
TowneBank (c)	21,000	305,970
Trico Bancshares	14,031	256,627
Trustmark Corp.	48,414	1,083,021
U.S. Bancorp, Delaware	1,454,629	34,852,911
UMB Financial Corp.	26,040	1,014,258
Umpqua Holdings Corp.	85,601	1,075,149
Union/First Market Bankshares Corp.	7,261	113,126
United Bankshares, Inc., West Virginia (c)	33,000	888,360
United Community Banks, Inc., Georgia (c)	79,388	367,963
Univest Corp. of Pennsylvania	4,000	77,040
Valley National Bancorp	115,762	1,673,919
Virginia Commerce Bancorp, Inc. (a)(c)	28,207	188,141
VIST Financial Corp.	1,594	13,310
Washington Banking Co., Oak Harbor	6,532	85,765
Washington Trust Bancorp, Inc. (c)	8,654	157,936
Webster Financial Corp.	73,147	1,400,765
Wells Fargo & Co.	3,719,850	106,722,497
WesBanco, Inc.	21,326	401,355
West Coast Bancorp (c)	21,337	59,744
Westamerica Bancorp.	26,362	1,467,573
Western Alliance Bancorp. (a)(c)	56,306	453,263
Whitney Holding Corp.	69,748	826,514
Wilmington Trust Corp., Delaware (c)	66,212	998,477
Wilshire Bancorp, Inc. (c)	14,330	145,879
Wintrust Financial Corp. (c)	31,370	1,118,654
Zions Bancorp. (c)	102,617	2,457,677
		306,758,515
Consumer Finance - 0.6%
Advance America Cash Advance Centers, Inc.	28,794	139,075
American Express Co.	799,419	31,872,836
AmeriCredit Corp. (a)(c)	46,555	1,006,519
Capital One Financial Corp.	337,797	13,951,016
Cardtronics, Inc. (a)	9,146	118,441
Cash America International, Inc. (c)	22,062	815,191
CompuCredit Holdings Corp. (c)	12,844	58,826
Consumer Portfolio Services, Inc. (a)	2,866	4,385
Credit Acceptance Corp. (a)	2,217	105,684
Discover Financial Services	402,340	5,411,473
Dollar Financial Corp. (a)(c)	20,747	419,089
EZCORP, Inc. (non-vtg.) Class A (a)(c)	38,049	696,677
First Cash Financial Services, Inc. (a)(c)	23,673	497,843
First Marblehead Corp. (a)(c)	60,351	168,983
Nelnet, Inc. Class A	25,839	511,612
Rewards Network, Inc.	939	10,047
SLM Corp. (a)	354,391	3,937,284
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Student Loan Corp.	1,260	$ 36,981
World Acceptance Corp. (a)	17,760	634,565
		60,396,527
Diversified Financial Services - 3.8%
Asset Acceptance Capital Corp. (a)(c)	7,523	44,461
Asta Funding, Inc.	5,197	46,513
Bank of America Corp.	7,535,051	118,601,703
CIT Group, Inc. (a)	150,000	5,518,500
Citigroup, Inc. (a)(c)	15,601,162	61,780,602
CME Group, Inc.	50,894	16,115,585
Encore Capital Group, Inc. (a)(c)	11,268	235,501
Interactive Brokers Group, Inc. (a)(c)	44,702	749,653
IntercontinentalExchange, Inc. (a)(c)	54,681	6,350,105
JPMorgan Chase & Co.	3,015,320	119,346,366
Leucadia National Corp. (a)(c)	141,487	3,101,395
Life Partners Holdings, Inc. (c)	17,373	351,282
MarketAxess Holdings, Inc.	26,498	391,110
Marlin Business Services Corp. (a)	13,466	152,166
Medallion Financial Corp.	100	735
MicroFinancial, Inc.	100	369
Moody's Corp. (c)	140,000	2,870,000
MSCI, Inc. Class A (a)(c)	75,868	2,249,486
NewStar Financial, Inc. (a)	20,000	138,600
NYSE Euronext	188,669	5,409,140
PHH Corp. (a)(c)	54,943	1,211,493
PICO Holdings, Inc. (a)(c)	16,549	550,916
Portfolio Recovery Associates, Inc. (a)(c)	12,533	858,009
Resource America, Inc. Class A (c)	2,747	10,768
The NASDAQ Stock Market, Inc. (a)	115,446	2,146,141
		348,230,599
Insurance - 4.0%
21st Century Holding Co.	1,486	5,736
AFLAC, Inc.	354,157	15,689,155
Alleghany Corp.	4,484	1,309,776
Allied World Assurance Co. Holdings Ltd.	27,000	1,212,570
Allstate Corp.	399,000	12,221,370
AMBAC Financial Group, Inc. (a)(c)	410,618	492,742
American Equity Investment Life Holding Co. (c)	59,688	561,664
American Financial Group, Inc. (c)	55,143	1,538,490
American Independence Corp. (a)	587	2,818
American International Group, Inc. (a)(c)	92,548	3,274,348
American National Insurance Co.	12,119	1,263,769
American Physicians Capital, Inc.	15,330	475,383
Amerisafe, Inc. (a)(c)	26,805	453,005
Amtrust Financial Services, Inc. (c)	27,691	364,690
Aon Corp.	184,786	7,293,503
Arch Capital Group Ltd. (a)(c)	42,274	3,107,984
Argo Group International Holdings, Ltd.	30,409	918,960
Arthur J. Gallagher & Co. (c)	72,973	1,801,703

	Shares	Value
Aspen Insurance Holdings Ltd.	70,807	$ 1,788,585
Assurant, Inc.	85,940	2,982,118
Assured Guaranty Ltd. (c)	101,751	1,709,417
Axis Capital Holdings Ltd.	101,545	3,086,968
Baldwin & Lyons, Inc. Class B (c)	4,120	92,988
Berkshire Hathaway, Inc. Class B (a)(c)	1,450,694	102,346,462
Brown & Brown, Inc. (c)	86,485	1,695,106
Cincinnati Financial Corp. (c)	101,381	2,756,549
Citizens, Inc. Class A (a)(c)	10,251	69,912
CNA Financial Corp. (a)(c)	15,858	413,577
CNA Surety Corp. (a)	10,202	167,517
CNO Financial Group, Inc. (a)(c)	192,391	1,079,314
Crawford & Co. Class B (a)(c)	12,173	40,901
Delphi Financial Group, Inc. Class A (c)	36,189	939,828
Donegal Group, Inc. Class A	4,000	51,880
eHealth, Inc. (a)(c)	26,465	350,397
EMC Insurance Group	5,875	131,013
Employers Holdings, Inc.	42,267	674,159
Endurance Specialty Holdings Ltd.	38,455	1,426,681
Enstar Group Ltd. (a)(c)	5,811	363,769
Erie Indemnity Co. Class A	22,010	1,009,599
Everest Re Group Ltd.	42,336	3,076,980
FBL Financial Group, Inc. Class A	15,106	369,040
Fidelity National Financial, Inc. Class A	156,945	2,263,147
First Acceptance Corp. (a)	4,717	8,538
First Mercury Financial Corp.	26,399	323,652
Flagstone Reinsurance Holdings Ltd.	22,474	265,643
FPIC Insurance Group, Inc. (a)	16,239	443,162
Gainsco, Inc. (a)	24	186
Genworth Financial, Inc. Class A (a)	371,605	5,793,322
Greenlight Capital Re, Ltd. (a)(c)	18,783	456,051
Hanover Insurance Group, Inc. (c)	35,000	1,522,500
Harleysville Group, Inc.	9,568	312,204
Hartford Financial Services Group, Inc.	286,090	7,172,276
HCC Insurance Holdings, Inc.	77,000	1,930,390
Hilltop Holdings, Inc. (a)	49,607	526,330
Horace Mann Educators Corp.	44,112	678,001
Independence Holding Co.	2,923	21,163
Infinity Property & Casualty Corp.	16,435	769,158
Investors Title Co.	1,263	39,595
Kansas City Life Insurance Co.	1,314	39,788
Lincoln National Corp.	223,003	5,900,659
Loews Corp.	258,495	8,403,672
Maiden Holdings Ltd.	60,916	422,757
Markel Corp. (a)(c)	6,839	2,363,216
Marsh & McLennan Companies, Inc.	391,027	8,528,299
MBIA, Inc. (a)(c)	150,430	1,120,704
Meadowbrook Insurance Group, Inc.	54,430	472,997
Mercury General Corp.	16,723	722,601
MetLife, Inc.	440,442	17,833,497
Montpelier Re Holdings Ltd.	74,764	1,167,066
National Financial Partners Corp. (a)(c)	44,490	620,191
National Security Group, Inc.	1,845	23,265
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
National Western Life Insurance Co. Class A	1,133	$ 189,211
Navigators Group, Inc. (a)(c)	13,450	550,912
Nymagic, Inc.	5,552	112,983
Old Republic International Corp.	158,026	2,190,240
OneBeacon Insurance Group Ltd.	23,931	346,760
PartnerRe Ltd.	50,814	3,706,881
Phoenix Companies, Inc. (a)(c)	71,358	201,230
Platinum Underwriters Holdings Ltd.	39,456	1,452,375
PMA Capital Corp. Class A (a)	23,448	158,508
Presidential Life Corp.	6,351	66,622
Primerica, Inc. (a)	14,313	339,218
Principal Financial Group, Inc. (c)	226,295	6,152,961
ProAssurance Corp. (a)(c)	21,839	1,285,444
Progressive Corp. (c)	468,231	9,172,645
Protective Life Corp. (c)	64,249	1,382,638
Prudential Financial, Inc.	350,201	20,210,100
Reinsurance Group of America, Inc.	61,109	2,870,290
RenaissanceRe Holdings Ltd.	45,609	2,465,623
RLI Corp. (c)	16,051	884,731
Safety Insurance Group, Inc.	17,332	626,205
SeaBright Insurance Holdings, Inc.	44,303	456,764
Selective Insurance Group, Inc.	40,110	625,716
StanCorp Financial Group, Inc. (c)	33,116	1,417,034
State Auto Financial Corp.	7,238	130,863
Stewart Information Services Corp. (c)	24,933	264,290
Symetra Financial Corp.	24,709	326,159
The Chubb Corp. (c)	253,879	12,754,881
The First American Corp.	81,622	2,777,597
The Travelers Companies, Inc.	410,240	20,294,573
Torchmark Corp. (c)	60,491	3,117,101
Tower Group, Inc.	37,952	831,528
Transatlantic Holdings, Inc.	43,978	2,068,285
Unico American Corp.	4,102	39,051
United America Indemnity Ltd. Class A (a)(c)	31,894	253,876
United Fire & Casualty Co.	23,328	498,053
Unitrin, Inc.	41,693	1,112,786
Universal Insurance Holdings, Inc.	18,086	85,547
Unum Group (c)	252,914	5,842,313
UTG, Inc. (a)	300	3,000
Validus Holdings Ltd.	75,910	1,864,350
W.R. Berkley Corp.	90,165	2,457,898
Wesco Financial Corp.	700	247,695
White Mountains Insurance Group Ltd. (c)	6,705	2,191,194
XL Capital Ltd. Class A	246,803	4,346,201
		367,126,788
Real Estate Investment Trusts - 2.4%
Acadia Realty Trust (SBI)	35,164	629,084
Agree Realty Corp.	8,779	209,028

	Shares	Value
Alexanders, Inc.	2,401	$ 778,812
Alexandria Real Estate Equities, Inc. (c)	29,232	1,917,035
AMB Property Corp. (SBI) (c)	122,264	3,170,306
American Campus Communities, Inc. (c)	36,771	984,360
American Capital Agency Corp.	28,747	754,896
Annaly Capital Management, Inc. (c)	400,000	6,784,000
Anworth Mortgage Asset Corp. (c)	153,178	1,038,547
Apartment Investment & Management Co. Class A (c)	102,089	2,106,096
Arbor Realty Trust, Inc. (a)(c)	16,496	61,365
Ashford Hospitality Trust, Inc. (a)(c)	84,350	670,583
Associated Estates Realty Corp. (c)	27,322	374,585
AvalonBay Communities, Inc.	61,734	6,053,636
BioMed Realty Trust, Inc. (c)	70,370	1,196,994
Boston Properties, Inc. (c)	100,805	7,729,727
Brandywine Realty Trust (SBI)	94,156	1,091,268
BRE Properties, Inc.	46,920	1,917,151
BRT Realty Trust	6,477	39,315
Camden Property Trust (SBI)	44,453	2,028,835
Capital Trust, Inc. Class A (a)(c)	10,158	19,097
CapLease, Inc. (c)	36,578	186,914
Capstead Mortgage Corp. (c)	62,067	708,805
Care Investment Trust, Inc. (c)	10,413	90,593
CBL & Associates Properties, Inc. (c)	115,279	1,647,337
Cedar Shopping Centers, Inc.	41,816	287,276
Chesapeake Lodging Trust (a)	21,388	379,423
Chimera Investment Corp.	533,250	2,101,005
Cogdell Spencer, Inc.	16,093	107,984
Cohen & Co., Inc. (a)	8,005	36,423
Colonial Properties Trust (SBI) (c)	71,025	1,071,057
Colony Financial, Inc.	9,187	167,112
Corporate Office Properties Trust (SBI) (c)	35,000	1,326,850
Cousins Properties, Inc.	70,975	547,217
Crexus Investment Corp.	10,069	131,199
Cypress Sharpridge Investments, Inc.	7,248	94,876
DCT Industrial Trust, Inc. (c)	180,385	873,063
Developers Diversified Realty Corp. (c)	136,499	1,561,549
DiamondRock Hospitality Co. (c)	107,551	983,016
Digital Realty Trust, Inc.	59,037	3,359,796
Douglas Emmett, Inc. (c)	104,380	1,615,802
Duke Realty LP (c)	153,138	1,819,279
DuPont Fabros Technology, Inc. (c)	26,350	672,979
EastGroup Properties, Inc. (c)	28,128	1,040,173
Education Realty Trust, Inc. (c)	39,031	248,237
Entertainment Properties Trust (SBI)	30,292	1,240,154
Equity Lifestyle Properties, Inc.	24,648	1,276,766
Equity One, Inc.	19,708	338,386
Equity Residential (SBI) (c)	202,112	9,121,315
Essex Property Trust, Inc. (c)	22,071	2,322,531
Excel Trust, Inc. (a)	35,087	427,711
Extra Space Storage, Inc. (c)	77,216	1,161,329
Federal Realty Investment Trust (SBI) (c)	41,592	3,065,330
FelCor Lodging Trust, Inc. (a)(c)	96,391	651,603
First Industrial Realty Trust, Inc. (a)(c)	40,295	269,574
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
First Potomac Realty Trust	52,304	$ 768,869
Franklin Street Properties Corp. (c)	67,924	838,861
Getty Realty Corp. (c)	26,651	594,850
Gladstone Commercial Corp.	1,075	17,458
Glimcher Realty Trust (c)	39,046	271,760
Government Properties Income Trust	14,127	376,061
Gramercy Capital Corp. (a)	15,559	24,739
Hatteras Financial Corp.	33,076	916,205
HCP, Inc.	222,723	7,095,955
Health Care REIT, Inc.	90,000	3,877,200
Healthcare Realty Trust, Inc.	50,617	1,160,648
Hersha Hospitality Trust (c)	95,204	459,835
Highwoods Properties, Inc. (SBI) (c)	47,000	1,384,620
Home Properties, Inc.	21,964	1,068,109
Hospitality Properties Trust (SBI)	88,919	2,000,678
Host Hotels & Resorts, Inc.	461,991	6,587,992
HRPT Properties Trust (SBI) (c)	214,406	1,438,664
Inland Real Estate Corp.	49,435	411,794
Invesco Mortgage Capital, Inc.	32,210	663,204
Investors Real Estate Trust (c)	81,254	709,347
iStar Financial, Inc. (a)(c)	83,192	504,975
Kilroy Realty Corp. (c)	46,235	1,521,132
Kimco Realty Corp.	286,290	4,093,947
Kite Realty Group Trust (c)	25,000	122,500
LaSalle Hotel Properties (SBI)	49,295	1,109,138
Lexington Corporate Properties Trust	126,084	782,982
Liberty Property Trust (SBI) (c)	82,573	2,544,074
LTC Properties, Inc.	31,300	804,097
Mack-Cali Realty Corp. (c)	54,500	1,797,410
Medical Properties Trust, Inc.	102,197	975,981
MFA Financial, Inc. (c)	203,114	1,488,826
Mid-America Apartment Communities, Inc. (c)	25,168	1,374,928
Mission West Properties, Inc.	21,235	142,487
Monmouth Real Estate Investment Corp. Class A	6,448	46,619
MPG Office Trust, Inc. (a)(c)	23,156	71,552
National Health Investors, Inc.	21,217	873,716
National Retail Properties, Inc. (c)	52,876	1,162,214
Nationwide Health Properties, Inc.	79,001	2,803,745
NorthStar Realty Finance Corp. (c)	106,156	334,391
Omega Healthcare Investors, Inc. (c)	63,998	1,271,000
One Liberty Properties, Inc.	13,099	200,939
Parkway Properties, Inc. (c)	38,052	641,176
Pebblebrook Hotel Trust (a)	28,263	579,957
Pennsylvania Real Estate Investment Trust (SBI) (c)	63,690	878,285
Pennymac Mortgage Investment Trust	24,813	418,843
Piedmont Office Realty Trust, Inc. Class A	46,715	886,651
Plum Creek Timber Co., Inc. (c)	114,000	3,992,280
Post Properties, Inc.	42,576	1,067,806

	Shares	Value
Potlatch Corp.	30,259	$ 1,054,224
ProLogis Trust (c)	375,335	4,271,312
PS Business Parks, Inc.	15,160	817,276
Public Storage	93,561	8,672,169
RAIT Financial Trust (SBI) (a)(c)	74,227	186,310
Ramco-Gershenson Properties Trust (SBI)	27,394	296,129
Rayonier, Inc.	56,000	2,513,280
Realty Income Corp. (c)	72,902	2,270,168
Redwood Trust, Inc.	60,106	913,010
Regency Centers Corp. (c)	67,865	2,494,039
Resource Capital Corp. (c)	19,474	109,249
Saul Centers, Inc.	10,424	399,760
Senior Housing Properties Trust (SBI)	78,327	1,632,335
Simon Property Group, Inc.	215,324	18,309,000
SL Green Realty Corp. (c)	57,413	3,576,256
Sovran Self Storage, Inc. (c)	25,331	912,676
Starwood Property Trust, Inc.	32,660	595,392
Strategic Hotel & Resorts, Inc. (a)	85,107	417,024
Sun Communities, Inc.	32,457	960,078
Sunstone Hotel Investors, Inc. (a)(c)	71,009	783,229
Tanger Factory Outlet Centers, Inc. (c)	25,690	1,069,218
Taubman Centers, Inc.	36,964	1,496,672
Terreno Realty Corp.	12,752	230,174
The Macerich Co. (c)	95,345	3,943,469
Transcontinental Realty Investors, Inc. (a)	600	5,622
U-Store-It Trust	59,670	490,487
UDR, Inc. (c)	101,880	2,071,220
UMH Properties, Inc.	5,458	49,668
Universal Health Realty Income Trust (SBI) (c)	9,854	320,945
Urstadt Biddle Properties, Inc.	365	5,274
Urstadt Biddle Properties, Inc. Class A	30,152	504,744
Ventas, Inc.	114,000	5,352,300
Vornado Realty Trust (c)	132,662	10,305,184
Walter Investment Management Corp.	14,410	234,883
Washington (REIT) (SBI)	40,563	1,191,741
Weingarten Realty Investors (SBI)	90,424	1,886,245
Winthrop Realty Trust	5,716	73,165
		224,059,811
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)(c)	1,964	40,832
Brookfield Properties Corp. (c)	207,660	3,006,941
CB Richard Ellis Group, Inc. Class A (a)(c)	182,302	2,885,841
Consolidated-Tomoka Land Co.	2,829	84,163
Forest City Enterprises, Inc. Class A (a)(c)	83,148	1,102,542
Forestar Group, Inc. (a)(c)	26,562	487,413
Grubb & Ellis Co. (a)(c)	43,653	63,297
Jones Lang LaSalle, Inc. (c)	30,032	2,240,988
Kennedy-Wilson Holdings, Inc. (a)	24,000	264,720
Maui Land & Pineapple, Inc. (a)(c)	300	1,356
Tejon Ranch Co. (a)(c)	10,008	245,196
Tejon Ranch Co. rights 6/14/10 (a)(c)	10,008	1,701
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
The St. Joe Co. (a)(c)	66,000	$ 1,824,900
Thomas Properties Group, Inc.	17,236	71,185
		12,321,075
Thrifts & Mortgage Finance - 0.4%
Anchor BanCorp Wisconsin, Inc. (a)(c)	23,617	16,650
Astoria Financial Corp. (c)	81,000	1,205,280
Bank Mutual Corp. (c)	51,972	333,660
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (a)(c)	2,150	4,193
BankFinancial Corp.	10,309	87,936
BCSB Bancorp, Inc. (a)	1,892	18,163
Beneficial Mutual Bancorp, Inc. (a)(c)	40,486	417,411
Berkshire Hills Bancorp, Inc.	10,481	191,173
BofI Holding, Inc. (a)(c)	7,273	116,295
Brookline Bancorp, Inc., Delaware (c)	88,886	885,305
Camco Financial Corp. (a)	404	1,248
Capitol Federal Financial (c)	23,152	740,864
CFS Bancorp, Inc.	800	4,048
Charter Financial Corp., Georgia	976	9,906
Citizens South Banking Corp., Delaware	4,457	27,188
Clifton Savings Bancorp, Inc.	17,436	153,437
Dime Community Bancshares, Inc. (c)	60,270	769,045
Doral Financial Corp. (a)(c)	1,074	3,437
ESB Financial Corp.	6,022	81,839
ESSA Bancorp, Inc.	5,000	62,700
Fannie Mae (a)(c)	968,178	948,814
Farmer Mac Class C (non-vtg.) (c)	7,000	111,790
First Defiance Financial Corp. (c)	3,662	39,659
First Financial Holdings, Inc. (c)	7,180	100,664
First Financial Service Corp. (c)	2,933	22,261
First Niagara Financial Group, Inc.	162,552	2,147,312
First Place Financial Corp.	7,637	36,428
Flagstar Bancorp, Inc. (a)	2,535	12,878
Flushing Financial Corp.	14,744	199,634
Freddie Mac (a)	549,453	681,322
Guaranty Federal Bancshares, Inc. (a)	1,075	6,235
HF Financial Corp.	3,182	31,979
Hingham Institution for Savings	1,751	66,065
Hudson City Bancorp, Inc.	362,094	4,566,005
Indiana Community Bancorp	2,634	32,003
MGIC Investment Corp. (a)(c)	110,078	1,030,330
NASB Financial, Inc.	1,400	23,926
New York Community Bancorp, Inc. (c)	320,000	5,136,000
NewAlliance Bancshares, Inc.	81,735	962,021
Northwest Bancshares, Inc.	45,192	525,583
OceanFirst Financial Corp.	6,806	83,237
Ocwen Financial Corp. (a)(c)	53,024	644,772
Oritani Financial Corp.	4,300	62,737
Pamrapo Bancorp, Inc.	3,273	24,286
Parkvale Financial Corp.	597	5,224
People's United Financial, Inc.	299,363	4,182,101

	Shares	Value
Provident Financial Holdings, Inc.	1,612	$ 10,623
Provident Financial Services, Inc. (c)	61,712	762,760
Provident New York Bancorp	51,443	467,617
PVF Capital Corp. (a)	13,862	30,219
Radian Group, Inc. (c)	98,845	1,016,127
Riverview Bancorp, Inc. (a)	7,997	25,031
TF Financial Corp.	1,890	39,482
TFS Financial Corp.	93,938	1,243,739
The PMI Group, Inc. (a)(c)	121,310	568,944
Timberland Bancorp, Inc.	5,856	23,834
Tree.com, Inc. (a)	3,810	26,746
Trustco Bank Corp., New York	74,801	466,010
United Community Financial Corp., Ohio (a)	12,927	22,881
ViewPoint Financial Group (c)	10,000	158,800
Washington Federal, Inc. (c)	86,849	1,500,751
Westfield Financial, Inc.	30,000	255,300
WSFS Financial Corp.	4,835	194,996
		33,626,904
TOTAL FINANCIALS		1,564,097,615
HEALTH CARE - 11.8%
Biotechnology - 1.8%
Aastrom Biosciences, Inc. (a)(c)	237	351
Abraxis BioScience, Inc. (a)(c)	2,220	98,679
Acadia Pharmaceuticals, Inc. (a)	22,950	30,753
Achillion Pharmaceuticals, Inc. (a)	33,302	73,930
Acorda Therapeutics, Inc. (a)	30,000	1,031,400
ADVENTRX Pharmaceuticals, Inc. (a)	16,006	35,693
Affymax, Inc. (a)(c)	4,662	102,564
Alexion Pharmaceuticals, Inc. (a)	66,653	3,334,650
Alkermes, Inc. (a)(c)	76,000	862,980
Allos Therapeutics, Inc. (a)(c)	86,420	618,767
Alnylam Pharmaceuticals, Inc. (a)(c)	32,109	507,322
AMAG Pharmaceuticals, Inc. (a)(c)	17,373	553,156
Amgen, Inc. (a)	765,410	39,632,930
Amylin Pharmaceuticals, Inc. (a)(c)	103,288	1,706,318
Anadys Pharmaceuticals, Inc. (a)	20,000	47,400
Anthera Pharmaceuticals, Inc.	14,176	84,347
Antigenics, Inc. (a)(c)	5,388	5,550
Arena Pharmaceuticals, Inc. (a)(c)	115,575	355,971
ARIAD Pharmaceuticals, Inc. (a)	84,946	326,193
ArQule, Inc. (a)(c)	4,060	24,807
Array Biopharma, Inc. (a)(c)	66,004	252,135
AVEO Pharmaceuticals, Inc.	10,644	85,258
AVI BioPharma, Inc. (a)(c)	105,582	150,982
Avigen, Inc. rights (a)	1,600	80
BioCryst Pharmaceuticals, Inc. (a)(c)	33,140	234,631
Biogen Idec, Inc. (a)	212,453	10,076,646
BioMarin Pharmaceutical, Inc. (a)(c)	85,226	1,663,612
Biosante Pharmaceuticals, Inc. (a)	18,904	37,241
BioSphere Medical, Inc. (a)(c)	800	3,440
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
BioTime, Inc. (a)(c)	13,700	$ 89,050
Capstone Therapeutics Corp. (a)	7,445	5,928
Cardium Therapeutics, Inc. (a)(c)	215,329	108,956
Cel-Sci Corp. (a)(c)	266,957	142,502
Celera Corp. (a)(c)	65,299	461,664
Celgene Corp. (a)	350,446	18,489,531
Cell Therapeutics, Inc. (a)(c)	522,189	188,040
Celldex Therapeutics, Inc. (a)	20,032	134,415
Cephalon, Inc. (a)(c)	52,018	3,061,779
Cepheid, Inc. (a)(c)	45,427	812,235
Chelsea Therapeutics International Ltd. (a)	26,240	85,280
Clinical Data, Inc. (a)	4,878	80,341
Codexis, Inc. (a)	10,255	106,037
Combinatorx, Inc. (a)(c)	78,719	119,653
Cubist Pharmaceuticals, Inc. (a)(c)	45,855	985,883
Curis, Inc. (a)	60,335	190,055
Cyclacel Pharmaceuticals, Inc. (a)(c)	39,932	86,253
Cytokinetics, Inc. (a)	14,366	41,949
Cytori Therapeutics, Inc. (a)	19,925	92,651
CytRx Corp. (a)	78,079	80,421
Dendreon Corp. (a)(c)	97,379	4,226,249
Dyax Corp. (a)(c)	46,447	122,156
Dynavax Technologies Corp. (a)	152,859	281,261
Emergent BioSolutions, Inc. (a)(c)	21,536	339,192
EntreMed, Inc. (a)	3,700	1,665
Enzon Pharmaceuticals, Inc. (a)(c)	46,219	494,543
Exact Sciences Corp. (a)(c)	3,245	13,532
Exelixis, Inc. (a)(c)	113,877	589,883
Genomic Health, Inc. (a)	11,085	166,275
Genta, Inc. (a)	1,548,997	81,942
GenVec, Inc. (a)(c)	94,694	53,881
Genzyme Corp. (a)	199,700	9,715,405
Geron Corp. (a)(c)	84,098	444,037
Gilead Sciences, Inc. (a)	687,692	24,701,897
GTx, Inc. (a)(c)	15,000	30,450
Halozyme Therapeutics, Inc. (a)(c)	76,820	563,091
Hemispherx Biopharma, Inc. (a)(c)	94,845	62,313
Human Genome Sciences, Inc. (a)(c)	133,260	3,299,518
Icagen, Inc. (a)	145,510	78,575
Idenix Pharmaceuticals, Inc. (a)(c)	4,502	17,603
Idera Pharmaceuticals, Inc. (a)(c)	9,000	33,840
ImmunoGen, Inc. (a)(c)	67,288	596,172
Immunomedics, Inc. (a)(c)	63,727	221,770
Incyte Corp. (a)(c)	95,742	1,234,114
Infinity Pharmaceuticals, Inc. (a)	53	373
Insmed, Inc. (a)(c)	80,031	64,825
InterMune, Inc. (a)	36,812	332,780
Ironwood Pharmaceuticals, Inc. Class A	24,650	289,391
Isis Pharmaceuticals, Inc. (a)(c)	74,678	687,038
Keryx Biopharmaceuticals, Inc. (a)(c)	76,871	394,348

	Shares	Value
Lexicon Pharmaceuticals, Inc. (a)(c)	155,502	$ 228,588
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	2,082	0
Class B (a)(c)	116,946	180,097
MannKind Corp. (a)(c)	62,676	348,479
Martek Biosciences (a)(c)	37,649	699,895
Maxygen, Inc. (a)	29,687	183,763
Medivation, Inc. (a)(c)	28,094	329,262
Metabolix, Inc. (a)(c)	16,896	244,992
Micromet, Inc. (a)	59,134	360,126
Momenta Pharmaceuticals, Inc. (a)(c)	30,314	402,267
Myriad Genetics, Inc. (a)(c)	72,648	1,325,826
Myriad Pharmaceuticals, Inc. (a)	80,016	321,664
Nabi Biopharmaceuticals (a)(c)	12,447	67,961
Neurocrine Biosciences, Inc. (a)	15,860	63,440
Novavax, Inc. (a)(c)	92,577	223,111
NPS Pharmaceuticals, Inc. (a)(c)	78,167	515,121
Omeros Corp.	5,151	30,494
OncoGenex Pharmaceuticals, Inc. (a)	4,200	63,042
ONYX Pharmaceuticals, Inc. (a)(c)	45,962	1,024,493
Orchid Cellmark, Inc. (a)	3,164	5,126
OREXIGEN Therapeutics, Inc. (a)(c)	39,620	215,533
OSI Pharmaceuticals, Inc. (a)(c)	40,916	2,347,760
Osiris Therapeutics, Inc. (a)(c)	16,000	98,080
Oxygen Biotherapeutics, Inc. (a)	31,947	94,883
PDL BioPharma, Inc. (c)	92,000	494,040
Peregrine Pharmaceuticals, Inc. (a)	1,667	5,418
Pharmacyclics, Inc. (a)(c)	16,277	111,497
Pharmasset, Inc. (a)	18,329	539,972
Poniard Pharmaceuticals, Inc. (a)(c)	83,966	90,683
Progenics Pharmaceuticals, Inc. (a)(c)	24,778	125,872
PROLOR Biotech, Inc. (a)(c)	30,000	158,400
Regeneron Pharmaceuticals, Inc. (a)	51,359	1,467,327
Repligen Corp. (a)	6,096	21,641
Rigel Pharmaceuticals, Inc. (a)(c)	54,426	354,858
Sangamo Biosciences, Inc. (a)(c)	43,327	197,138
Savient Pharmaceuticals, Inc. (a)(c)	51,925	625,177
SciClone Pharmaceuticals, Inc. (a)(c)	7,834	27,184
Seattle Genetics, Inc. (a)(c)	65,830	870,931
SIGA Technologies, Inc. (a)(c)	17,357	120,631
Spectrum Pharmaceuticals, Inc. (a)(c)	33,764	136,069
StemCells, Inc. (a)(c)	170,386	173,794
Sunesis Pharmaceuticals, Inc. (a)(c)	92,680	74,144
Talecris Biotherapeutics Holdings Corp.	37,742	625,762
Targacept, Inc. (a)	8,250	189,750
Telik, Inc. (a)	13,264	14,325
Theravance, Inc. (a)(c)	50,642	643,660
Trimeris, Inc. (a)	16,866	38,117
United Therapeutics Corp. (a)(c)	38,484	1,971,150
Vanda Pharmaceuticals, Inc. (a)(c)	33,405	244,191
Vertex Pharmaceuticals, Inc. (a)(c)	138,110	4,777,225
Vical, Inc. (a)	26,845	89,394
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
XOMA Ltd. (a)(c)	265,836	$ 117,260
Zymogenetics, Inc. (a)(c)	47,216	219,554
		160,337,695
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc. (a)(c)	27,094	609,886
Abiomed, Inc. (a)(c)	42,289	412,318
Accuray, Inc. (a)(c)	40,848	249,173
Align Technology, Inc. (a)(c)	51,536	768,917
Alphatec Holdings, Inc. (a)(c)	14,485	77,205
American Medical Systems Holdings, Inc. (a)(c)	51,602	1,164,141
Analogic Corp.	10,743	464,312
Angiodynamics, Inc. (a)	30,684	453,203
ArthroCare Corp. (a)(c)	17,120	503,499
Atrion Corp.	239	32,588
Baxter International, Inc.	460,336	19,439,989
Beckman Coulter, Inc.	50,507	2,901,122
Becton, Dickinson & Co. (c)	171,229	12,208,628
BioLase Technology, Inc. (a)	4,009	6,374
Boston Scientific Corp. (a)	1,129,583	6,833,977
C. R. Bard, Inc.	72,139	5,841,095
Cantel Medical Corp. (c)	25,300	433,642
Cardiac Science Corp. (a)	18,171	20,533
CareFusion Corp. (a)(c)	129,533	3,292,729
Cerus Corp. (a)(c)	7,762	24,528
Conceptus, Inc. (a)(c)	31,351	523,248
CONMED Corp. (a)(c)	22,708	441,444
Cooper Companies, Inc. (c)	29,278	1,079,187
Cryolife, Inc. (a)	24,384	126,309
Cutera, Inc. (a)(c)	17,971	159,582
Cyberonics, Inc. (a)(c)	32,044	562,693
Cynosure, Inc. Class A (a)	4,942	55,894
Delcath Systems, Inc. (a)(c)	17,092	265,610
DENTSPLY International, Inc.	107,929	3,500,137
DexCom, Inc. (a)(c)	35,872	377,732
Edwards Lifesciences Corp. (a)(c)	82,344	4,160,842
ev3, Inc. (a)(c)	68,550	1,296,966
Exactech, Inc. (a)	2,735	47,398
Fonar Corp. (a)(c)	837	1,331
Gen-Probe, Inc. (a)(c)	36,069	1,585,593
Greatbatch, Inc. (a)(c)	28,241	595,320
Haemonetics Corp. (a)(c)	20,658	1,114,293
HealthTronics, Inc. (a)(c)	8,119	39,134
Hill-Rom Holdings, Inc. (c)	43,235	1,205,392
Hologic, Inc. (a)(c)	196,221	2,923,693
Hospira, Inc. (a)(c)	119,719	6,232,571
ICU Medical, Inc. (a)	21,567	686,262
IDEXX Laboratories, Inc. (a)(c)	42,138	2,664,807
Immucor, Inc. (a)(c)	49,842	978,897
Insulet Corp. (a)(c)	17,937	261,342
Integra LifeSciences Holdings Corp. (a)(c)	16,514	650,652

	Shares	Value
Intuitive Surgical, Inc. (a)(c)	29,116	$ 9,397,771
Invacare Corp. (c)	38,841	927,911
Inverness Medical Innovations, Inc. (a)(c)	59,028	2,054,765
IRIS International, Inc. (a)	23,799	247,510
IVAX Diagnostics, Inc. (a)	3,600	2,088
Kensey Nash Corp. (a)(c)	21,899	505,867
Kewaunee Scientific Corp.	1,601	19,388
Kinetic Concepts, Inc. (a)(c)	43,379	1,795,891
Mako Surgical Corp. (a)(c)	14,468	190,544
Masimo Corp. (c)	37,353	826,995
Medical Action Industries, Inc. (a)(c)	15,016	170,882
Medtronic, Inc.	843,467	33,047,037
MELA Sciences, Inc. (a)(c)	37,474	282,554
Meridian Bioscience, Inc. (c)	41,244	720,945
Merit Medical Systems, Inc. (a)(c)	27,493	420,368
Micrus Endovascular Corp. (a)	9,842	170,070
Misonix, Inc. (a)	3,000	7,770
Natus Medical, Inc. (a)(c)	28,650	474,158
Neogen Corp. (a)(c)	25,894	665,735
Neoprobe Corp. (a)	100	165
NuVasive, Inc. (a)(c)	32,642	1,281,851
NxStage Medical, Inc. (a)(c)	36,056	504,423
OraSure Technologies, Inc. (a)(c)	23,767	107,427
Orthofix International NV (a)(c)	19,109	609,386
Orthovita, Inc. (a)(c)	22,597	70,164
Osteotech, Inc. (a)	3,427	12,954
OTIX Global, Inc. (a)	788	3,404
Palomar Medical Technologies, Inc. (a)	10,806	116,381
PLC Systems, Inc. (a)	400	50
Quidel Corp. (a)(c)	40,094	469,100
ResMed, Inc. (a)(c)	57,659	3,626,175
Retractable Technologies, Inc. (a)	6,105	10,317
RTI Biologics, Inc. (a)	25,405	90,442
Sirona Dental Systems, Inc. (a)(c)	24,055	851,066
Somanetics Corp. (a)(c)	11,971	215,717
SonoSite, Inc. (a)(c)	22,115	643,325
St. Jude Medical, Inc. (a)	249,588	9,319,616
Staar Surgical Co. (a)	3,978	20,686
Stereotaxis, Inc. (a)(c)	28,535	106,150
Steris Corp.	38,336	1,220,235
Stryker Corp. (c)	229,168	12,152,779
SurModics, Inc. (a)(c)	22,713	386,348
Symmetry Medical, Inc. (a)(c)	34,161	372,013
Synovis Life Technologies, Inc. (a)	11,000	160,380
Teleflex, Inc.	26,627	1,493,242
The Spectranetics Corp. (a)(c)	20,955	124,892
Theragenics Corp. (a)	1,300	1,521
ThermoGenesis Corp. (a)	73,719	44,165
Thoratec Corp. (a)(c)	39,564	1,735,673
TomoTherapy, Inc. (a)	19,200	60,480
Unilife Corp. (a)(c)	35,000	200,550
Urologix, Inc. (a)(c)	3,800	5,054
Varian Medical Systems, Inc. (a)(c)	91,693	4,592,902
Volcano Corp. (a)(c)	43,320	961,271
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
West Pharmaceutical Services, Inc. (c)	24,982	$ 983,042
Wright Medical Group, Inc. (a)(c)	34,533	567,377
Young Innovations, Inc.	2,508	60,869
Zimmer Holdings, Inc. (a)	161,016	9,005,625
Zoll Medical Corp. (a)(c)	21,697	630,298
		192,019,952
Health Care Providers & Services - 2.3%
Aetna, Inc.	327,355	9,545,672
Air Methods Corp. (a)(c)	15,951	525,266
Alliance Healthcare Services, Inc. (a)(c)	49,118	273,096
Almost Family, Inc. (a)(c)	11,554	420,219
Amedisys, Inc. (a)(c)	19,150	952,138
America Service Group, Inc.	11,000	202,400
American Dental Partners, Inc. (a)(c)	4,710	56,473
AMERIGROUP Corp. (a)(c)	35,062	1,259,427
AmerisourceBergen Corp.	208,968	6,536,519
AMN Healthcare Services, Inc. (a)(c)	43,361	360,764
AmSurg Corp. (a)(c)	29,663	587,327
Animal Health International, Inc. (a)	5,300	13,462
Assisted Living Concepts, Inc. Class A (a)	9,800	324,870
Bio-Reference Laboratories, Inc. (a)(c)	37,128	849,117
BioScrip, Inc. (a)(c)	26,265	170,460
Brookdale Senior Living, Inc. (a)(c)	34,111	600,012
Capital Senior Living Corp. (a)	30,965	153,586
Cardinal Health, Inc.	270,000	9,312,300
CardioNet, Inc. (a)	39,738	306,777
Catalyst Health Solutions, Inc. (a)	30,014	1,149,236
Centene Corp. (a)(c)	37,731	861,021
Chemed Corp.	15,700	893,487
Chindex International, Inc. (a)(c)	10,687	116,061
CIGNA Corp.	203,562	6,813,220
Clarient, Inc. (a)(c)	3,500	10,605
Community Health Systems, Inc. (a)(c)	67,270	2,622,185
Continucare Corp. (a)	25,320	97,988
Corvel Corp. (a)	2,959	104,956
Coventry Health Care, Inc. (a)	104,184	2,156,609
Cross Country Healthcare, Inc. (a)(c)	33,894	288,438
DaVita, Inc. (a)(c)	75,053	4,760,612
Dialysis Corp. of America (a)	3,005	33,716
Emdeon, Inc. Class A	33,960	459,139
Emergency Medical Services Corp. Class A (a)(c)	18,209	975,456
Emeritus Corp. (a)(c)	6,552	132,940
Express Scripts, Inc. (a)(c)	193,394	19,455,436
Five Star Quality Care, Inc. (a)	28,197	100,099
Genoptix, Inc. (a)(c)	14,672	391,156
Gentiva Health Services, Inc. (a)(c)	28,072	775,629
Hanger Orthopedic Group, Inc. (a)	31,595	538,695
Health Management Associates, Inc. Class A (a)(c)	199,688	1,857,098
Health Net, Inc. (a)	75,662	1,865,068

	Shares	Value
HealthSouth Corp. (a)(c)	83,312	$ 1,654,576
Healthspring, Inc. (a)	40,674	706,507
Healthways, Inc. (a)(c)	39,343	557,884
Henry Schein, Inc. (a)(c)	65,356	3,686,732
HMS Holdings Corp. (a)(c)	21,930	1,189,922
Hooper Holmes, Inc. (a)	7,290	6,051
Humana, Inc. (a)	126,131	5,808,333
InVentiv Health, Inc. (a)(c)	39,424	984,812
IPC The Hospitalist Co., Inc. (a)	11,000	321,970
Kindred Healthcare, Inc. (a)(c)	26,367	408,952
Laboratory Corp. of America Holdings (a)(c)	79,085	5,979,617
Landauer, Inc. (c)	12,764	777,583
LCA-Vision, Inc. (a)	8,343	62,573
LHC Group, Inc. (a)(c)	14,902	458,982
LifePoint Hospitals, Inc. (a)(c)	37,000	1,313,130
Lincare Holdings, Inc. (c)	50,000	2,341,000
Magellan Health Services, Inc. (a)	30,345	1,234,738
McKesson Corp. (c)	202,352	14,164,640
Medcath Corp. (a)	8,479	77,413
Medco Health Solutions, Inc. (a)(c)	363,806	20,973,416
MEDNAX, Inc. (a)	31,000	1,753,050
Molina Healthcare, Inc. (a)(c)	9,814	270,081
MWI Veterinary Supply, Inc. (a)(c)	16,922	829,347
National Healthcare Corp.	4,894	170,801
NightHawk Radiology Holdings, Inc. (a)(c)	15,857	50,584
Odyssey Healthcare, Inc. (a)	41,774	1,109,517
Omnicare, Inc. (c)	83,000	2,084,130
Owens & Minor, Inc.	48,226	1,440,511
Patterson Companies, Inc. (c)	71,841	2,134,396
PDI, Inc. (a)	1,588	13,006
PharMerica Corp. (a)(c)	33,940	556,616
Providence Service Corp. (a)	15,408	252,537
PSS World Medical, Inc. (a)(c)	43,019	985,565
Psychiatric Solutions, Inc. (a)(c)	34,813	1,127,245
Quest Diagnostics, Inc.	116,769	6,159,565
RehabCare Group, Inc. (a)(c)	20,335	591,545
ResCare, Inc. (a)	18,619	209,464
Rural/Metro Corp. (a)(c)	7,404	51,310
Select Medical Holdings Corp.	44,061	356,894
Skilled Healthcare Group, Inc. (a)(c)	39,556	325,546
SRI/Surgical Express, Inc. (a)	900	3,393
Sun Healthcare Group, Inc. (a)	45,136	411,189
Sunrise Senior Living, Inc. (a)	36,429	155,552
Team Health Holdings, Inc.	15,989	204,819
Tenet Healthcare Corp. (a)(c)	355,885	2,035,662
The Ensign Group, Inc.	5,545	101,085
Triple-S Management Corp. (a)(c)	23,521	430,670
U.S. Physical Therapy, Inc. (a)	12,075	201,532
UnitedHealth Group, Inc.	878,943	25,550,873
Universal American Financial Corp. (a)	39,049	570,896
Universal Health Services, Inc. Class B	70,000	2,966,600
VCA Antech, Inc. (a)(c)	61,413	1,600,423
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Wellcare Health Plans, Inc. (a)(c)	31,976	$ 871,666
WellPoint, Inc. (a)	347,841	17,844,243
		215,037,879
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	6,480
Allscripts-Misys Healthcare Solutions, Inc. (a)(c)	36,249	681,844
athenahealth, Inc. (a)(c)	22,920	567,499
Cerner Corp. (a)(c)	50,346	4,214,464
Computer Programs & Systems, Inc. (c)	18,590	799,556
Eclipsys Corp. (a)(c)	40,841	782,309
MedAssets, Inc. (a)(c)	31,260	709,289
Medidata Solutions, Inc.	26,132	367,155
Merge Healthcare, Inc. (a)	11,344	25,751
Omnicell, Inc. (a)(c)	29,246	383,123
Phase Forward, Inc. (a)(c)	49,420	831,739
Quality Systems, Inc. (c)	16,154	953,732
Transcend Services, Inc. (a)(c)	5,958	77,573
Vital Images, Inc. (a)(c)	11,918	163,515
		10,564,029
Life Sciences Tools & Services - 0.6%
Accelrys, Inc. (a)	4,972	34,158
Affymetrix, Inc. (a)(c)	64,885	424,997
Albany Molecular Research, Inc. (a)(c)	27,799	178,470
Bio-Rad Laboratories, Inc. Class A (a)	13,098	1,225,580
Bruker BioSciences Corp. (a)	56,937	725,093
Caliper Life Sciences, Inc. (a)	5,632	21,627
Cambrex Corp. (a)	21,547	89,851
Charles River Laboratories International, Inc. (a)(c)	48,000	1,609,920
Covance, Inc. (a)(c)	46,950	2,477,082
Cryo-Cell International, Inc. (a)	9,581	11,976
Dionex Corp. (a)(c)	14,117	1,111,714
Enzo Biochem, Inc. (a)(c)	17,097	90,785
eResearchTechnology, Inc. (a)	63,136	501,300
Harvard Bioscience, Inc. (a)(c)	786	2,869
Illumina, Inc. (a)(c)	94,356	3,966,726
Kendle International, Inc. (a)	12,762	179,944
Life Technologies Corp. (a)(c)	133,491	6,682,559
Luminex Corp. (a)(c)	37,497	642,324
Mettler-Toledo International, Inc. (a)(c)	23,858	2,732,457
Millipore Corp. (a)	40,500	4,301,505
PAREXEL International Corp. (a)	49,175	1,096,848
PerkinElmer, Inc.	88,999	2,019,387
Pharmaceutical Product Development, Inc.	78,466	2,106,027
Sequenom, Inc. (a)(c)	64,131	393,123
Strategic Diagnostics, Inc. (a)	3,100	5,239
Techne Corp.	27,995	1,695,097

	Shares	Value
Thermo Fisher Scientific, Inc. (a)	307,539	$ 16,010,480
Waters Corp. (a)(c)	70,133	4,799,903
		55,137,041
Pharmaceuticals - 4.9%
Abbott Laboratories	1,173,982	55,834,584
Adolor Corp. (a)	25,094	40,652
Akorn, Inc. (a)	30,000	86,700
Alexza Pharmaceuticals, Inc. (a)(c)	13,000	43,160
Allergan, Inc. (c)	230,728	13,887,518
Ardea Biosciences, Inc. (a)(c)	6,875	172,081
ARYx Therapeutics, Inc. (a)	12,000	7,080
Auxilium Pharmaceuticals, Inc. (a)(c)	39,949	1,149,732
AVANIR Pharmaceuticals Class A (a)	21,996	52,570
BioMimetic Therapeutics, Inc. (a)(c)	5,508	67,087
Bristol-Myers Squibb Co.	1,283,157	29,782,074
Cadence Pharmaceuticals, Inc. (a)(c)	22,715	180,130
Columbia Laboratories, Inc. (a)(c)	7,190	7,550
Cornerstone Therapeutics, Inc. (a)	9,000	50,040
CPEX Pharmaceuticals, Inc. (a)	293	7,375
Cumberland Pharmaceuticals, Inc. (c)	3,775	26,274
Cypress Bioscience, Inc. (a)	50,273	207,125
DepoMed, Inc. (a)(c)	37,190	126,818
Discovery Laboratories, Inc. (a)	3,800	1,639
Durect Corp. (a)(c)	39,673	100,769
Eli Lilly & Co.	740,708	24,287,815
Emisphere Technologies, Inc. (a)	3,941	11,823
Endo Pharmaceuticals Holdings, Inc. (a)	79,535	1,665,463
Forest Laboratories, Inc. (a)	221,697	5,737,518
Harbor BioSciences, Inc. (a)	1,300	561
Hi-Tech Pharmacal Co., Inc. (a)(c)	14,969	343,988
Impax Laboratories, Inc. (a)(c)	35,482	747,783
Inspire Pharmaceuticals, Inc. (a)(c)	47,915	272,397
Jazz Pharmaceuticals, Inc. (a)	15,000	121,650
Johnson & Johnson	2,104,393	122,686,112
King Pharmaceuticals, Inc. (a)	177,000	1,534,590
KV Pharmaceutical Co. Class A (a)(c)	25,710	34,451
MAP Pharmaceuticals, Inc. (a)	8,167	121,852
Matrixx Initiatives, Inc. (a)	3,709	17,581
MDRNA, Inc. (a)(c)	25,476	25,476
Medicis Pharmaceutical Corp. Class A	45,977	1,066,207
Merck & Co., Inc.	2,363,738	79,634,333
Mylan, Inc. (a)(c)	216,422	4,207,244
Nektar Therapeutics (a)(c)	84,639	1,035,135
Nexmed, Inc. (a)	100,000	35,200
Obagi Medical Products, Inc. (a)	10,991	139,696
Optimer Pharmaceuticals, Inc. (a)(c)	20,000	213,400
Pain Therapeutics, Inc. (a)(c)	35,234	205,767
Par Pharmaceutical Companies, Inc. (a)(c)	24,793	688,254
Penwest Pharmaceuticals Co. (a)(c)	3,340	9,753
Perrigo Co.	59,042	3,507,685
Pfizer, Inc.	6,114,451	93,123,089
Pozen, Inc. (a)(c)	20,149	154,744
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Questcor Pharmaceuticals, Inc. (a)(c)	62,225	$ 589,271
Repros Therapeutics, Inc. (a)(c)	6,000	3,422
Salix Pharmaceuticals Ltd. (a)(c)	46,418	1,667,799
Santarus, Inc. (a)	14,630	42,281
Somaxon Pharmaceuticals, Inc. (a)(c)	24,375	142,106
SuperGen, Inc. (a)	6,806	16,402
The Medicines Company (a)(c)	50,220	422,099
Valeant Pharmaceuticals International (a)(c)	56,317	2,617,614
ViroPharma, Inc. (a)(c)	55,000	669,350
Vivus, Inc. (a)(c)	73,666	932,612
Watson Pharmaceuticals, Inc. (a)	75,777	3,346,312
XenoPort, Inc. (a)	26,121	259,382
		454,169,175
TOTAL HEALTH CARE		1,087,265,771
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.4%
AAR Corp. (a)(c)	26,763	527,231
AeroCentury Corp. (a)	800	15,600
AeroVironment, Inc. (a)(c)	15,405	385,741
Alliant Techsystems, Inc. (a)(c)	24,200	1,664,718
American Science & Engineering, Inc.	10,706	750,169
Applied Signal Technology, Inc.	20,271	357,580
Argon ST, Inc. (a)	14,975	360,149
Astronics Corp. (a)	2,747	46,534
BE Aerospace, Inc. (a)(c)	79,310	2,150,887
Ceradyne, Inc. (a)	20,000	431,000
Cubic Corp. (c)	15,635	568,801
Curtiss-Wright Corp. (c)	34,523	1,143,402
DigitalGlobe, Inc.	15,576	435,661
Ducommun, Inc.	11,105	219,546
DynCorp International, Inc. Class A (a)	16,500	282,315
Esterline Technologies Corp. (a)(c)	20,000	1,073,200
GenCorp, Inc. (non-vtg.) (a)(c)	75,504	392,621
General Dynamics Corp.	244,038	16,570,180
GeoEye, Inc. (a)	22,791	724,070
Goodrich Corp.	90,403	6,273,968
Heico Corp. Class A	17,362	521,034
Herley Industries, Inc. (a)	9,619	137,071
Hexcel Corp. (a)(c)	69,932	1,116,814
Honeywell International, Inc.	528,061	22,585,169
Innovative Solutions & Support, Inc. (a)	23,580	121,201
ITT Corp.	133,310	6,436,207
Kratos Defense & Security Solutions, Inc. (a)	11,388	139,617
L-3 Communications Holdings, Inc.	86,959	7,185,422
Ladish Co., Inc. (a)	14,776	373,537
LMI Aerospace, Inc. (a)	8,000	138,960

	Shares	Value
Lockheed Martin Corp.	233,265	$ 18,642,539
Moog, Inc. Class A (a)(c)	31,269	1,032,190
Northrop Grumman Corp.	218,124	13,194,321
Orbital Sciences Corp. (a)(c)	40,583	644,052
Precision Castparts Corp.	105,352	12,294,578
Raytheon Co.	290,084	15,203,302
Rockwell Collins, Inc.	116,626	6,803,961
Spirit AeroSystems Holdings, Inc. Class A (a)(c)	72,348	1,409,339
Stanley, Inc. (a)	27,041	998,895
Sypris Solutions, Inc. (a)	3,224	14,282
Taser International, Inc. (a)(c)	68,525	306,307
Teledyne Technologies, Inc. (a)	26,970	1,060,191
The Boeing Co.	513,486	32,955,531
TransDigm Group, Inc. (c)	28,909	1,525,239
Triumph Group, Inc.	11,289	783,569
United Technologies Corp.	663,176	44,684,799
		224,681,500
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	17,036	95,742
Atlas Air Worldwide Holdings, Inc. (a)(c)	11,680	610,514
C.H. Robinson Worldwide, Inc.	121,402	7,054,670
Dynamex, Inc. (a)	4,777	73,470
Expeditors International of Washington, Inc.	153,881	5,876,715
FedEx Corp.	220,865	18,440,019
Forward Air Corp.	23,713	649,025
Hub Group, Inc. Class A (a)(c)	29,382	899,089
Pacer International, Inc. (a)(c)	34,535	281,115
United Parcel Service, Inc. Class B	533,724	33,496,518
UTI Worldwide, Inc.	83,200	1,202,240
		68,679,117
Airlines - 0.3%
AirTran Holdings, Inc. (a)(c)	87,530	493,669
Alaska Air Group, Inc. (a)(c)	27,766	1,296,672
Allegiant Travel Co.	12,630	698,313
AMR Corp. (a)(c)	247,904	1,901,424
Continental Airlines, Inc. Class B (a)(c)	103,301	2,179,651
Delta Air Lines, Inc. (a)(c)	585,834	7,955,626
ExpressJet Holdings, Inc. (a)	4,266	14,419
Hawaiian Holdings, Inc. (a)(c)	43,857	312,262
JetBlue Airways Corp. (a)(c)	160,000	992,000
Pinnacle Airlines Corp. (a)(c)	13,246	91,000
Republic Airways Holdings, Inc. (a)(c)	49,898	291,903
SkyWest, Inc.	40,454	593,258
Southwest Airlines Co.	545,000	6,779,800
UAL Corp. (a)(c)	123,656	2,474,357
US Airways Group, Inc. (a)	144,668	1,277,418
		27,351,772
Building Products - 0.2%
AAON, Inc. (c)	23,897	589,778
American Woodmark Corp.	8,120	199,508
Ameron International Corp.	7,610	493,204
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Apogee Enterprises, Inc.	31,812	$ 434,552
Armstrong World Industries, Inc. (a)(c)	10,573	396,382
Builders FirstSource, Inc. (a)(c)	18,709	63,049
Gibraltar Industries, Inc. (a)	19,000	249,280
Griffon Corp. (a)(c)	45,173	548,400
Insteel Industries, Inc.	19,514	247,438
Lennox International, Inc. (c)	38,000	1,700,500
Masco Corp. (c)	264,768	3,534,653
NCI Building Systems, Inc. (a)(c)	13,476	155,244
Owens Corning (a)(c)	78,307	2,609,972
Quanex Building Products Corp.	28,267	563,361
Simpson Manufacturing Co. Ltd. (c)	24,564	717,760
Trex Co., Inc. (a)(c)	10,000	227,400
Universal Forest Products, Inc.	16,084	595,912
USG Corp. (a)(c)	54,636	957,223
		14,283,616
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	38,140	818,866
ACCO Brands Corp. (a)(c)	40,654	287,017
American Reprographics Co. (a)	29,951	287,230
APAC Customer Services, Inc. (a)	4,300	27,821
ATC Technology Corp. (a)	20,341	380,377
Avery Dennison Corp.	81,950	2,801,051
Bowne & Co., Inc.	31,677	350,664
Casella Waste Systems, Inc. Class A (a)	27,789	124,773
Cenveo, Inc. (a)(c)	39,048	288,174
Cintas Corp.	93,000	2,418,000
Clean Harbors, Inc. (a)(c)	17,000	1,077,630
Consolidated Graphics, Inc. (a)	10,742	493,487
Copart, Inc. (a)(c)	49,000	1,759,100
Cornell Companies, Inc. (a)(c)	18,922	511,651
Corrections Corp. of America (a)(c)	89,000	1,771,100
Courier Corp.	2,999	47,474
Covanta Holding Corp. (a)(c)	86,846	1,340,034
Deluxe Corp. (c)	56,165	1,205,863
EnergySolutions, Inc.	78,262	489,138
EnerNOC, Inc. (a)(c)	17,720	497,932
Ennis, Inc.	24,766	435,634
Fuel Tech, Inc. (a)(c)	25,272	154,917
G&K Services, Inc. Class A	11,022	266,622
Healthcare Services Group, Inc.	26,140	525,675
Herman Miller, Inc.	40,000	769,200
HNI Corp. (c)	29,786	913,239
InnerWorkings, Inc. (a)(c)	33,190	230,007
Innotrac Corp. (a)	1,400	1,848
Interface, Inc. Class A (c)	32,273	380,337
Intersections, Inc. (a)	8,825	38,389
Iron Mountain, Inc. (c)	133,711	3,278,594
KAR Auction Services, Inc.	10,875	151,598
Kimball International, Inc. Class B	18,777	132,002
Knoll, Inc.	31,263	462,380

	Shares	Value
M&F Worldwide Corp. (a)	9,630	$ 300,167
McGrath RentCorp.	20,429	477,221
Metalico, Inc. (a)(c)	48,325	239,692
Mine Safety Appliances Co. (c)	26,989	738,419
Mobile Mini, Inc. (a)(c)	18,629	298,064
Multi-Color Corp.	6,000	69,480
Perma-Fix Environmental Services, Inc. (a)(c)	40,352	71,423
Pitney Bowes, Inc. (c)	152,118	3,443,952
Protection One, Inc. (a)(c)	9,263	147,189
R.R. Donnelley & Sons Co.	159,272	3,051,652
Republic Services, Inc.	227,000	6,610,240
RINO International Corp. (a)(c)	9,910	127,938
Rollins, Inc.	31,849	677,110
Schawk, Inc. Class A	4,896	82,889
Standard Parking Corp. (a)	3,000	46,530
Standard Register Co.	7,404	29,542
Steelcase, Inc. Class A (c)	73,329	614,497
Stericycle, Inc. (a)(c)	73,282	4,295,791
Superior Uniform Group, Inc.	1,000	9,920
Sykes Enterprises, Inc. (a)(c)	35,744	616,941
Team, Inc. (a)(c)	21,099	317,329
Tetra Tech, Inc. (a)	44,000	997,260
The Brink's Co.	31,000	702,770
The Geo Group, Inc. (a)(c)	45,990	970,389
TRC Companies, Inc. (a)	5,282	15,846
United Stationers, Inc. (a)	13,932	813,907
US Ecology, Inc.	17,056	241,342
Viad Corp.	18,076	418,640
Virco Manufacturing Co.	3,120	10,514
Waste Connections, Inc. (a)(c)	55,000	1,936,550
Waste Management, Inc.	358,942	11,669,204
		64,760,232
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	66,615	1,690,689
Comfort Systems USA, Inc.	50,878	560,676
Dycom Industries, Inc. (a)	30,197	298,346
EMCOR Group, Inc. (a)(c)	53,393	1,333,223
Fluor Corp.	134,457	6,308,722
Furmanite Corp. (a)	20,546	100,675
Granite Construction, Inc. (c)	26,266	778,787
Great Lakes Dredge & Dock Corp.	45,451	264,752
Insituform Technologies, Inc. Class A (a)(c)	24,223	495,603
Integrated Electrical Services, Inc. (a)	13,972	69,581
Jacobs Engineering Group, Inc. (a)	89,617	3,742,406
KBR, Inc.	123,453	2,713,497
Layne Christensen Co. (a)(c)	17,863	446,754
MasTec, Inc. (a)	36,581	425,437
Michael Baker Corp. (a)	7,288	264,263
MYR Group, Inc. (a)	25,063	413,289
Northwest Pipe Co. (a)(c)	12,239	251,389
Orion Marine Group, Inc. (a)	18,394	279,589
Pike Electric Corp. (a)(c)	16,312	160,999
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Primoris Services Corp.	8,060	$ 55,211
Quanta Services, Inc. (a)(c)	150,139	3,112,381
Shaw Group, Inc. (a)	59,905	2,043,360
Sterling Construction Co., Inc. (a)(c)	30,094	494,745
Tutor Perini Corp. (a)(c)	26,344	587,471
URS Corp. (a)	60,000	2,674,800
		29,566,645
Electrical Equipment - 0.7%
A.O. Smith Corp.	21,401	997,715
A123 Systems, Inc. (c)	55,711	506,970
Active Power, Inc. (a)	10,509	8,617
Acuity Brands, Inc. (c)	36,015	1,481,297
Advanced Battery Technologies, Inc. (a)	31,520	103,386
Allied Motion Technologies, Inc. (a)	4,896	23,060
American Superconductor Corp. (a)(c)	35,578	1,090,821
AMETEK, Inc.	75,500	3,065,300
AZZ, Inc.	14,324	528,842
Baldor Electric Co.	31,504	1,131,939
Beacon Power Corp. (a)(c)	229,021	91,608
Belden, Inc.	34,000	880,600
Brady Corp. Class A	38,539	1,120,714
Broadwind Energy, Inc. (a)(c)	45,253	100,009
C&D Technologies, Inc. (a)(c)	5,300	4,929
Capstone Turbine Corp. (a)(c)	191,870	220,651
Chase Corp. (c)	1,000	11,690
Coleman Cable, Inc. (a)(c)	900	5,868
Emerson Electric Co.	572,889	26,604,965
Encore Wire Corp. (c)	24,064	475,264
Ener1, Inc. (a)(c)	30,034	104,518
Energy Conversion Devices, Inc. (a)(c)	31,072	172,605
Energy Focus, Inc. (a)	3,941	4,375
EnerSys (a)(c)	40,960	921,600
Espey Manufacturing & Electronics Corp.	1,488	27,930
Evergreen Solar, Inc. (a)(c)	178,250	169,338
First Solar, Inc. (a)(c)	35,194	3,954,398
Franklin Electric Co., Inc.	16,711	487,293
FuelCell Energy, Inc. (a)(c)	125,926	270,741
Generac Holdings, Inc.	17,658	194,061
General Cable Corp. (a)(c)	39,657	1,235,712
GrafTech International Ltd. (a)(c)	90,000	1,494,900
GT Solar International, Inc. (a)(c)	21,000	114,660
Hubbell, Inc. Class B	37,112	1,582,827
II-VI, Inc. (a)(c)	19,194	643,383
LSI Industries, Inc.	12,688	74,098
MagneTek, Inc. (a)	3,582	5,122
Microvision, Inc. (a)(c)	59,245	158,184
Nexxus Lighting, Inc. (a)	2,100	6,342
Nortech Systems, Inc. (a)	1,634	5,882
Plug Power, Inc. (a)	25,662	10,747
Polypore International, Inc. (a)	14,813	302,333
Powell Industries, Inc. (a)(c)	8,981	263,997

	Shares	Value
PowerSecure International, Inc. (a)(c)	15,636	$ 147,760
Regal-Beloit Corp.	27,000	1,627,830
Rockwell Automation, Inc.	102,649	5,484,536
Roper Industries, Inc. (c)	64,549	3,745,133
Satcon Technology Corp. (a)	1,200	2,952
SL Industries, Inc. (a)	2,508	29,344
SunPower Corp. Class A (a)(c)	72,637	960,988
Tech/Ops Sevcon, Inc. (a)	2,508	12,339
Thomas & Betts Corp. (a)	39,000	1,495,260
Ultralife Corp. (a)(c)	15,600	71,760
UQM Technologies, Inc. (a)(c)	3,800	13,072
Valence Technology, Inc. (a)(c)	12,072	11,348
Valpey Fisher Corp. (a)	2,100	4,032
Vicor Corp. (c)	5,067	61,817
Woodward Governor Co.	41,500	1,191,050
		65,518,512
Industrial Conglomerates - 2.0%
3M Co.	497,001	39,417,149
Carlisle Companies, Inc.	43,691	1,699,143
General Electric Co.	8,097,429	132,392,964
McDermott International, Inc. (a)	167,927	3,724,621
Otter Tail Corp. (c)	37,712	746,320
Raven Industries, Inc. (c)	17,449	618,044
Seaboard Corp.	119	169,694
Standex International Corp.	12,568	326,894
Textron, Inc.	201,543	4,165,894
Tredegar Corp.	28,430	468,526
United Capital Corp. (a)	2,262	50,963
		183,780,212
Machinery - 2.1%
3D Systems Corp. (a)(c)	2,508	34,510
Actuant Corp. Class A (c)	40,032	809,447
AGCO Corp. (a)(c)	65,563	1,886,248
Alamo Group, Inc.	8,200	190,732
Albany International Corp. Class A	22,131	416,505
Altra Holdings, Inc. (a)	22,128	276,157
American Railcar Industries, Inc. (c)	10,474	148,417
Ampco-Pittsburgh Corp.	6,549	151,740
Astec Industries, Inc. (a)(c)	13,584	405,754
Badger Meter, Inc.	23,687	937,295
Barnes Group, Inc.	30,587	572,589
Blount International, Inc. (a)	31,035	331,143
Briggs & Stratton Corp.	49,425	1,019,638
Bucyrus International, Inc. Class A (c)	53,638	2,872,851
Cascade Corp. (c)	10,279	342,085
Caterpillar, Inc. (c)	469,000	28,496,440
Chart Industries, Inc. (a)	22,666	417,508
CIRCOR International, Inc.	15,202	451,803
CLARCOR, Inc. (c)	35,512	1,287,665
Colfax Corp. (a)	22,381	267,005
Columbus McKinnon Corp. (NY Shares) (a)(c)	8,038	131,662
Commercial Vehicle Group, Inc. (a)	19,815	235,799
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Crane Co.	36,024	$ 1,171,861
Cummins, Inc.	138,000	9,381,240
Danaher Corp.	186,190	14,779,762
Deere & Co. (c)	318,403	18,365,485
Donaldson Co., Inc. (c)	50,837	2,193,617
Dover Corp.	134,850	6,053,417
Dynamic Materials Corp.	14,847	236,216
Eaton Corp.	121,742	8,515,853
Energy Recovery, Inc. (a)(c)	21,981	78,692
EnPro Industries, Inc. (a)(c)	29,592	934,515
ESCO Technologies, Inc. (c)	17,800	465,826
Federal Signal Corp.	42,097	286,681
Flow International Corp. (a)(c)	28,106	71,951
Flowserve Corp.	41,000	3,899,100
Force Protection, Inc. (a)(c)	66,175	294,148
FreightCar America, Inc. (c)	19,278	517,036
Gardner Denver, Inc. (c)	37,000	1,684,980
Gorman-Rupp Co.	13,215	374,645
Graco, Inc. (c)	47,766	1,513,705
Graham Corp.	7,797	130,132
Greenbrier Companies, Inc. (a)(c)	13,462	192,641
Hardinge, Inc.	11,551	108,810
Harsco Corp.	62,697	1,705,985
Hurco Companies, Inc. (a)(c)	3,204	55,045
IDEX Corp.	60,393	1,844,402
Illinois Tool Works, Inc.	324,472	15,065,235
John Bean Technologies Corp.	27,405	471,092
Joy Global, Inc.	77,000	3,927,000
Kadant, Inc. (a)	14,460	282,404
Kaydon Corp.	23,000	863,420
Kennametal, Inc.	54,000	1,523,340
L.B. Foster Co. Class A (a)	12,372	347,282
Lincoln Electric Holdings, Inc. (c)	30,000	1,674,000
Lindsay Corp.	11,966	408,878
Manitowoc Co., Inc. (c)	105,350	1,256,826
Middleby Corp. (a)(c)	19,442	1,094,779
Miller Industries, Inc.	360	5,400
Mueller Industries, Inc.	25,985	688,862
Mueller Water Products, Inc. Class A	101,652	440,153
NACCO Industries, Inc. Class A	2,834	239,643
Navistar International Corp. (a)	39,402	2,134,800
NN, Inc. (a)	14,100	87,279
Nordson Corp.	22,618	1,507,037
Omega Flex, Inc.	300	3,954
Oshkosh Co. (a)	65,457	2,325,687
PACCAR, Inc. (c)	259,255	10,629,455
Pall Corp.	82,893	2,822,507
Parker Hannifin Corp.	122,000	7,498,120
Pentair, Inc. (c)	80,000	2,748,800
RBC Bearings, Inc. (a)	25,395	711,060
Robbins & Myers, Inc.	31,812	702,727

	Shares	Value
Sauer-Danfoss, Inc. (a)(c)	8,867	$ 126,975
Snap-On, Inc.	40,000	1,768,000
SPX Corp. (c)	35,454	2,095,331
Sun Hydraulics Corp. (c)	15,000	390,600
Tecumseh Products Co. Class A (non-vtg.) (a)(c)	21,767	284,495
Tennant Co.	16,284	545,351
Terex Corp. (a)	77,914	1,695,409
Timken Co. (c)	52,000	1,497,080
Titan International, Inc. (c)	48,293	510,457
Toro Co. (c)	28,710	1,535,698
Trinity Industries, Inc. (c)	57,000	1,245,450
Twin Disc, Inc.	8,348	107,105
Valmont Industries, Inc. (c)	14,869	1,177,922
Wabash National Corp. (a)(c)	27,676	198,160
WABCO Holdings, Inc. (a)	58,594	1,781,258
Wabtec Corp. (c)	36,463	1,580,671
Watts Water Technologies, Inc. Class A (c)	14,756	478,094
		193,016,534
Marine - 0.1%
Alexander & Baldwin, Inc.	27,063	871,158
American Commercial Lines, Inc. (a)(c)	12,962	264,166
Baltic Trading Ltd.	24,565	306,817
Eagle Bulk Shipping, Inc. (a)(c)	88,868	425,678
Excel Maritime Carriers Ltd. (a)(c)	46,988	269,711
Genco Shipping & Trading Ltd. (a)	31,967	608,332
Horizon Lines, Inc. Class A	31,625	129,030
International Shipholding Corp.	4,000	95,840
Kirby Corp. (a)(c)	39,326	1,550,624
OceanFreight, Inc. (a)	143,963	77,466
		4,598,822
Professional Services - 0.3%
Administaff, Inc.	13,010	313,931
Advisory Board Co. (a)(c)	16,258	603,497
Barrett Business Services, Inc.	2,508	34,886
CBIZ, Inc. (a)(c)	43,495	287,067
CDI Corp. (c)	7,155	114,265
Corporate Executive Board Co. (c)	28,235	914,532
CoStar Group, Inc. (a)(c)	15,488	631,446
CRA International, Inc. (a)(c)	18,135	402,960
Diamond Management & Technology Consultants, Inc.	6,807	67,594
Dun & Bradstreet Corp.	40,000	2,919,600
Equifax, Inc.	91,067	2,754,777
Exponent, Inc. (a)	18,059	496,442
FTI Consulting, Inc. (a)	39,000	1,667,640
GP Strategies Corp. (a)	1,600	11,664
Heidrick & Struggles International, Inc. (c)	25,893	599,423
Hill International, Inc. (a)	16,222	76,568
Hudson Highland Group, Inc. (a)	6,919	35,425
Huron Consulting Group, Inc. (a)(c)	19,198	449,617
ICF International, Inc. (a)	19,900	446,357
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
IHS, Inc. Class A (a)(c)	33,269	$ 1,722,003
Kelly Services, Inc. Class A (non-vtg.) (a)(c)	22,445	327,473
Kforce, Inc. (a)(c)	30,240	408,845
Korn/Ferry International (a)(c)	29,749	415,891
LECG Corp. (a)	11,382	37,788
Manpower, Inc.	58,804	2,687,931
MISTRAS Group, Inc. (c)	11,517	137,513
Navigant Consulting, Inc. (a)	42,458	514,591
On Assignment, Inc. (a)	30,613	169,290
RCM Technologies, Inc. (a)	1,400	5,096
Resources Connection, Inc. (a)(c)	37,123	599,165
Robert Half International, Inc. (c)	113,000	2,857,770
School Specialty, Inc. (a)	15,539	333,933
SFN Group, Inc. (a)	36,388	278,732
Spherix, Inc. (a)	2,713	3,228
Towers Watson & Co.	31,000	1,426,000
TrueBlue, Inc. (a)(c)	31,970	424,881
Verisk Analytics, Inc.	78,038	2,360,650
Volt Information Sciences, Inc. (a)	2,508	25,230
VSE Corp.	2,133	81,715
		27,645,416
Road & Rail - 0.8%
AMERCO (a)(c)	5,493	300,192
Arkansas Best Corp. (c)	14,333	335,249
Avis Budget Group, Inc. (a)(c)	91,148	1,080,104
Celadon Group, Inc. (a)	13,200	179,784
Con-way, Inc. (c)	37,475	1,274,900
Covenant Transport Group, Inc. Class A (a)	2,866	19,718
CSX Corp.	295,742	15,452,520
Dollar Thrifty Automotive Group, Inc. (a)(c)	21,490	1,003,583
Genesee & Wyoming, Inc. Class A (a)	25,049	901,514
Heartland Express, Inc. (c)	37,647	585,223
Hertz Global Holdings, Inc. (a)(c)	129,832	1,474,892
J.B. Hunt Transport Services, Inc.	63,408	2,189,478
Kansas City Southern (a)(c)	69,772	2,663,197
Knight Transportation, Inc.	37,691	749,297
Landstar System, Inc.	37,300	1,564,362
Marten Transport Ltd. (a)	18,707	416,605
Norfolk Southern Corp.	277,527	15,669,174
Old Dominion Freight Lines, Inc. (a)(c)	16,944	603,884
Quality Distribution, Inc. (a)(c)	633	3,589
RailAmerica, Inc.	16,546	184,819
Ryder System, Inc.	42,000	1,887,480
Saia, Inc. (a)(c)	13,559	202,978
Union Pacific Corp.	384,057	27,433,192
Werner Enterprises, Inc. (c)	38,825	875,116
YRC Worldwide, Inc. (a)	73,723	26,186
		77,077,036

	Shares	Value
Trading Companies & Distributors - 0.2%
Aceto Corp.	15,986	$ 100,072
Aircastle Ltd. (c)	24,900	245,265
Applied Industrial Technologies, Inc. (c)	27,153	748,880
Beacon Roofing Supply, Inc. (a)(c)	54,931	1,153,551
BlueLinx Corp. (a)	10,747	39,871
CAI International, Inc. (a)	7,865	111,526
Essex Rental Corp. (a)	15,231	105,094
Fastenal Co. (c)	101,000	5,094,440
GATX Corp.	33,347	964,062
H&E Equipment Services, Inc. (a)	20,181	201,608
Houston Wire & Cable Co.	12,212	140,072
Interline Brands, Inc. (a)(c)	23,660	471,071
Kaman Corp.	19,994	489,653
Lawson Products, Inc.	2,164	29,798
MSC Industrial Direct Co., Inc. Class A (c)	29,000	1,500,460
RSC Holdings, Inc. (a)(c)	36,805	269,045
Rush Enterprises, Inc. Class A (a)(c)	29,403	446,632
TAL International Group, Inc.	19,431	466,150
Textainer Group Holdings Ltd.	4,227	103,773
Titan Machinery, Inc. (a)(c)	22,348	289,630
United Rentals, Inc. (a)(c)	47,069	571,888
W.W. Grainger, Inc. (c)	44,931	4,571,729
Watsco, Inc. (c)	19,797	1,159,114
WESCO International, Inc. (a)(c)	28,000	1,047,200
Willis Lease Finance Corp. (a)	1,200	13,200
		20,333,784
TOTAL INDUSTRIALS		1,001,293,198
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 2.3%
Acme Packet, Inc. (a)(c)	28,974	849,228
ADC Telecommunications, Inc. (a)(c)	85,518	706,379
Adtran, Inc. (c)	45,000	1,234,350
Alliance Fiber Optic Products, Inc.	2,400	3,240
Anaren, Inc. (a)	27,831	401,601
Arris Group, Inc. (a)	85,448	937,365
Aruba Networks, Inc. (a)(c)	55,800	747,720
Aviat Networks, Inc. (a)(c)	77,479	341,682
Bel Fuse, Inc. Class B (non-vtg.)	8,180	144,132
BigBand Networks, Inc. (a)(c)	52,482	149,574
Black Box Corp.	20,932	617,285
Blonder Tongue Laboratories, Inc. (a)	3,900	5,031
Blue Coat Systems, Inc. (a)(c)	35,999	772,899
Brocade Communications Systems, Inc. (a)	320,526	1,746,867
Calix Networks, Inc. (a)	8,336	101,949
Ciena Corp. (a)(c)	82,365	1,282,423
Cisco Systems, Inc. (a)	4,373,895	101,299,408
Comarco, Inc. (a)	450	1,206
CommScope, Inc. (a)	63,865	1,800,993
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Communications Systems, Inc. (c)	2,718	$ 29,762
Comtech Telecommunications Corp. (a)(c)	26,101	751,970
DG FastChannel, Inc. (a)(c)	19,656	834,790
Digi International, Inc. (a)	24,959	230,621
Ditech Networks, Inc. (a)	8,447	11,572
EchoStar Holding Corp. Class A (a)	40,085	842,988
EMCORE Corp. (a)(c)	46,234	49,008
EMS Technologies, Inc. (a)	24,115	374,747
Emulex Corp. (a)	68,229	715,040
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	81,024	231,729
F5 Networks, Inc. (a)	56,869	3,999,597
Finisar Corp. (a)(c)	50,154	762,341
Globecomm Systems, Inc. (a)	13,582	109,199
Harmonic, Inc. (a)(c)	87,814	508,443
Harris Corp.	95,000	4,456,450
Hughes Communications, Inc. (a)(c)	3,000	77,910
Infinera Corp. (a)(c)	69,196	487,140
InterDigital, Inc. (a)(c)	34,017	887,844
Ixia (a)(c)	28,654	286,540
JDS Uniphase Corp. (a)(c)	182,321	2,096,692
Juniper Networks, Inc. (a)(c)	395,453	10,526,959
KVH Industries, Inc. (a)	1,838	23,968
Lantronix, Inc. (a)	83	377
Lantronix, Inc. warrants 2/9/11 (a)(f)	7	0
Loral Space & Communications Ltd. (a)	7,589	303,105
Meru Networks, Inc. (a)(c)	3,300	43,230
Motorola, Inc. (a)	1,610,609	11,032,672
NETGEAR, Inc. (a)(c)	38,861	882,533
Network Engines, Inc. (a)	2,300	6,739
Network Equipment Technologies, Inc. (a)	17,660	79,647
NumereX Corp. Class A (a)	3,105	14,749
Occam Networks, Inc. (a)	85	529
Oclaro, Inc. (a)	22,292	301,165
Oplink Communications, Inc. (a)(c)	17,767	254,423
Opnext, Inc. (a)	11,814	23,628
Optelecom Nkf, Inc. (a)	529	825
Optical Cable Corp. (a)	656	2,001
ORBCOMM, Inc. (a)	23,301	47,301
Palm, Inc. (a)	141,640	807,348
Parkervision, Inc. (a)(c)	17,441	30,696
PC-Tel, Inc. (a)	2,627	15,473
Performance Technologies, Inc. (a)	3,463	8,865
Plantronics, Inc. (c)	36,731	1,099,726
Polycom, Inc. (a)(c)	61,510	1,847,145
Powerwave Technologies, Inc. (a)(c)	103,954	171,524
QUALCOMM, Inc.	1,271,016	45,197,329
Riverbed Technology, Inc. (a)(c)	43,842	1,171,897
SCM Microsystems, Inc. (a)	600	1,020
SeaChange International, Inc. (a)(c)	20,553	171,618
Sonus Networks, Inc. (a)(c)	232,659	604,913

	Shares	Value
Sycamore Networks, Inc.	16,176	$ 285,021
Symmetricom, Inc. (a)	25,258	132,099
Tekelec (a)(c)	52,160	747,714
Tellabs, Inc.	242,872	2,185,848
Telular Corp. (a)	2,100	6,573
Tollgrade Communications, Inc. (a)	2,548	16,486
UTStarcom, Inc. (a)(c)	75,765	156,076
ViaSat, Inc. (a)(c)	20,420	656,095
Westell Technologies, Inc. Class A (a)	4,212	6,529
Zoom Technologies, Inc. (a)(c)	28,169	155,775
		209,907,336
Computers & Peripherals - 3.8%
3PAR, Inc. (a)(c)	27,667	294,100
ActivIdentity Corp. (a)(c)	55,312	126,664
Adaptec, Inc. (a)(c)	132,864	385,306
Apple, Inc. (a)	687,740	176,859,218
Astro-Med, Inc.	5,359	38,102
Avid Technology, Inc. (a)(c)	21,770	293,460
Compellent Technologies, Inc. (a)(c)	21,790	280,219
Concurrent Computer Corp. (a)	1,148	6,199
Cray, Inc. (a)	27,805	132,352
Datalink Corp. (a)	2,627	11,296
Dataram Corp. (a)	3,881	6,908
Dell, Inc. (a)	1,300,451	17,335,012
Diebold, Inc. (c)	44,317	1,284,307
Dot Hill Systems Corp. (a)	5,816	7,561
Electronics for Imaging, Inc. (a)(c)	64,810	721,983
EMC Corp. (a)	1,545,550	28,778,141
Hauppauge Digital, Inc. (a)(c)	500	1,345
Hewlett-Packard Co.	1,800,759	82,852,922
Hutchinson Technology, Inc. (a)(c)	11,789	64,486
Hypercom Corp. (a)	9,287	45,042
iGO, Inc. (a)	6,906	10,359
Imation Corp. (a)	17,514	180,044
Immersion Corp. (a)	36,085	191,611
Intermec, Inc. (a)(c)	33,285	367,466
Interphase Corp. (a)	2,276	4,370
Intevac, Inc. (a)(c)	15,683	180,511
Isilon Systems, Inc. (a)	11,585	158,251
LaserCard Corp. (a)(c)	2,369	11,584
Lexmark International, Inc. Class A (a)(c)	57,487	2,158,637
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)(c)	108,952	1,446,883
NetApp, Inc. (a)(c)	249,639	9,406,398
Netezza Corp. (a)	25,922	337,764
Novatel Wireless, Inc. (a)(c)	32,010	196,862
Overland Storage, Inc. (a)	693	1,476
Presstek, Inc. (a)	8,481	33,839
QLogic Corp. (a)	95,448	1,729,518
Quantum Corp. (a)(c)	145,293	341,439
Rimage Corp. (a)	7,000	114,940
SanDisk Corp. (a)(c)	169,071	7,882,090
Scan-Optics, Inc. (a)	300	0
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology (a)	368,586	$ 5,661,481
Silicon Graphics International Corp. (a)(c)	29,148	237,848
STEC, Inc. (a)(c)	30,010	362,521
Stratasys, Inc. (a)(c)	22,294	518,558
Super Micro Computer, Inc. (a)(c)	15,000	206,250
Synaptics, Inc. (a)(c)	23,677	708,416
Teradata Corp. (a)	126,224	4,031,595
Video Display Corp. (a)	3,439	14,616
ViewCast.com, Inc. (a)	13,700	3,699
Western Digital Corp. (a)	167,368	5,826,080
		351,849,729
Electronic Equipment & Components - 0.9%
Acacia Research Corp. - Acacia Technologies (a)(c)	35,320	531,566
Advanced Photonix, Inc. Class A (a)	5,286	2,643
Agilent Technologies, Inc. (a)(c)	259,305	8,391,110
Agilysys, Inc. (c)	29,574	199,329
Amphenol Corp. Class A	125,131	5,305,554
Anixter International, Inc. (a)(c)	21,000	997,500
Arrow Electronics, Inc. (a)	80,391	2,193,066
Avnet, Inc. (a)	108,003	3,101,846
AVX Corp.	28,540	398,704
Axcess, Inc. (a)	1,600	864
Bell Microproducts, Inc. (a)	18,258	126,893
Benchmark Electronics, Inc. (a)(c)	61,344	1,133,637
Brightpoint, Inc. (a)(c)	59,347	440,948
CalAmp Corp. (a)	3,621	8,147
Checkpoint Systems, Inc. (a)(c)	28,100	559,471
Clearfield, Inc. (a)	2,800	7,224
Cogent, Inc. (a)	35,833	319,630
Cognex Corp.	28,237	539,044
Coherent, Inc. (a)(c)	23,737	837,916
Comverge, Inc. (a)(c)	8,718	83,170
Corning, Inc.	1,180,835	20,581,954
CTS Corp.	21,333	224,636
Daktronics, Inc. (c)	37,452	315,346
Dolby Laboratories, Inc. Class A (a)(c)	35,000	2,310,350
DTS, Inc. (a)(c)	21,936	724,546
Echelon Corp. (a)(c)	28,938	246,262
Electro Rent Corp.	2,627	35,701
Electro Scientific Industries, Inc. (a)(c)	25,174	323,486
FARO Technologies, Inc. (a)	21,693	518,680
FLIR Systems, Inc. (a)(c)	110,449	3,146,692
Frequency Electronics, Inc. (a)	500	2,640
Gerber Scientific, Inc. (a)	4,538	27,364
Giga-Tronics, Inc. (a)	3,000	7,230
GTSI Corp. (a)	2,376	13,329
IEC Electronics Corp. (a)	100	446
Ingram Micro, Inc. Class A (a)	126,062	2,138,012
Insight Enterprises, Inc. (a)(c)	30,442	442,627

	Shares	Value
IPG Photonics Corp. (a)(c)	19,405	$ 326,392
Iteris, Inc. (a)	1,200	1,884
Itron, Inc. (a)	26,655	1,776,822
Jabil Circuit, Inc.	143,547	1,965,158
Keithley Instruments, Inc.	11,433	107,127
L-1 Identity Solutions, Inc. (a)(c)	60,627	451,065
LeCroy Corp. (a)	2,030	10,150
LightPath Technologies, Inc. Class A (a)	437	773
Littelfuse, Inc. (a)(c)	24,755	894,893
LoJack Corp. (a)	24,509	98,771
LRAD Corp. (a)(c)	900	1,215
Mace Security International, Inc. (a)(c)	1,100	693
Maxwell Technologies, Inc. (a)(c)	16,314	193,321
Measurement Specialties, Inc. (a)	9,947	149,106
Mercury Computer Systems, Inc. (a)	16,844	197,917
Mesa Laboratories, Inc.	2,540	57,556
Methode Electronics, Inc. Class A	32,238	327,216
Micronetics, Inc. (a)	1,137	4,434
MOCON, Inc.	2,570	27,422
Molex, Inc. (c)	100,000	2,118,000
MTS Systems Corp.	19,462	569,264
Multi-Fineline Electronix, Inc. (a)	11,912	314,834
National Instruments Corp. (c)	42,603	1,371,391
NetList, Inc. (a)(c)	21,728	55,841
Newport Corp. (a)	27,067	280,955
NU Horizons Electronics Corp. (a)	4,122	13,685
OSI Systems, Inc. (a)(c)	20,275	532,624
Park Electrochemical Corp.	18,978	491,151
PC Connection, Inc. (a)	2,687	18,272
PC Mall, Inc. (a)	500	2,510
Planar Systems, Inc. (a)(c)	2,649	4,715
Plexus Corp. (c)	30,922	1,052,894
Power-One, Inc. (a)(c)	65,606	512,383
RadiSys Corp. (a)(c)	4,060	38,083
Research Frontiers, Inc. (a)(c)	2,000	6,200
Richardson Electronics Ltd.	2,923	28,470
Rofin-Sinar Technologies, Inc. (a)(c)	19,978	476,875
Rogers Corp. (a)(c)	21,541	615,211
Sanmina-SCI Corp. (a)	66,811	1,018,868
ScanSource, Inc. (a)(c)	22,961	591,935
SMART Modular Technologies (WWH), Inc. (a)(c)	9,803	60,190
Spectrum Control, Inc. (a)	1,791	23,283
SYNNEX Corp. (a)(c)	17,416	465,530
Tech Data Corp. (a)(c)	35,292	1,434,620
Technitrol, Inc. (c)	21,812	83,976
Trimble Navigation Ltd. (a)(c)	84,063	2,415,130
TTM Technologies, Inc. (a)(c)	52,954	612,678
Universal Display Corp. (a)(c)	23,490	363,860
Viasystems Group, Inc. (a)	4,738	87,748
Vishay Intertechnology, Inc. (a)	156,274	1,414,280
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
X-Rite, Inc. (a)	29,750	$ 102,638
Zygo Corp. (a)	11,433	91,693
		80,099,265
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)(c)	133,809	5,314,893
Ancestry.com, Inc.	14,557	245,577
AOL, Inc. (a)	79,455	1,639,157
Archipelago Learning, Inc.	8,572	124,380
Art Technology Group, Inc. (a)	138,322	517,324
Autobytel, Inc. (a)	6,680	8,550
Communication Intelligence Corp. (a)	3,800	264
comScore, Inc. (a)(c)	24,813	381,624
Constant Contact, Inc. (a)(c)	25,942	556,715
DealerTrack Holdings, Inc. (a)(c)	40,324	646,394
Digital River, Inc. (a)(c)	26,281	723,779
DivX, Inc. (a)(c)	15,267	110,228
EarthLink, Inc.	92,443	794,085
EasyLink Services International Corp. (a)	600	1,524
eBay, Inc. (a)	829,399	17,757,433
Equinix, Inc. (a)(c)	34,250	3,151,343
Google, Inc. Class A (a)	174,637	84,730,380
GSI Commerce, Inc. (a)(c)	40,593	1,143,099
IAC/InterActiveCorp (a)	64,624	1,515,756
iMergent, Inc. (c)	7,660	30,793
InfoSpace, Inc. (a)	38,127	313,785
Innodata Isogen, Inc. (a)(c)	10,986	30,321
Internap Network Services Corp. (a)	31,452	161,034
Internet America, Inc. (a)	4,200	1,470
Internet Capital Group, Inc. (a)(c)	38,165	317,533
iPass, Inc.	26,101	29,755
j2 Global Communications, Inc. (a)(c)	31,250	723,125
Jupiter Media Metrix, Inc. (a)	4,711	0
Keynote Systems, Inc.	20,911	207,228
KIT Digital, Inc. (a)	7,720	85,152
Liquidity Services, Inc. (a)	10,000	132,600
LivePerson, Inc. (a)	23,535	152,036
LogMeIn, Inc.	14,000	356,440
LoopNet, Inc. (a)	38,132	417,927
Marchex, Inc. Class B	33,368	169,176
ModusLink Global Solutions, Inc. (a)	27,194	207,762
Monster Worldwide, Inc. (a)(c)	89,555	1,324,518
Move, Inc. (a)(c)	91,866	192,919
NIC, Inc. (c)	56,640	368,160
Onstream Media Corp. (a)	34	56
OpenTable, Inc. (c)	11,556	477,609
Openwave Systems, Inc. (a)(c)	28,230	60,695
Perficient, Inc. (a)	16,992	181,305
QuinStreet, Inc.	714	9,917
Rackspace Hosting, Inc. (a)(c)	64,626	1,137,418
RealNetworks, Inc. (a)(c)	104,429	375,944
Saba Software, Inc. (a)	3,088	15,903

	Shares	Value
SAVVIS, Inc. (a)(c)	38,278	$ 717,904
Selectica, Inc. (a)	643	3,832
Stamps.com, Inc. (a)	4,851	50,838
Support.com, Inc. (a)	12,011	50,206
Terremark Worldwide, Inc. (a)(c)	35,051	263,233
The Knot, Inc. (a)	26,713	199,813
TheStreet.com, Inc.	4,299	13,413
United Online, Inc.	83,735	570,654
ValueClick, Inc. (a)(c)	64,977	755,683
VeriSign, Inc. (a)(c)	143,796	4,013,346
Vocus, Inc. (a)	27,197	425,905
Web.com, Inc. (a)	15,761	59,734
WebMD Health Corp. (a)(c)	40,840	1,859,445
WebMediaBrands, Inc. (a)	1,200	1,148
Yahoo!, Inc. (a)	986,969	15,140,104
Zix Corp. (a)(c)	50,920	119,662
		151,088,006
IT Services - 2.9%
Acxiom Corp. (a)(c)	49,085	854,570
Alliance Data Systems Corp. (a)(c)	44,989	3,178,923
Automatic Data Processing, Inc.	381,470	15,594,494
Broadridge Financial Solutions, Inc.	105,000	2,007,600
CACI International, Inc. Class A (a)(c)	21,000	971,040
Ciber, Inc. (a)	62,714	186,888
Cognizant Technology Solutions Corp. Class A (a)(c)	220,454	11,031,518
Computer Sciences Corp.	114,000	5,698,860
Convergys Corp. (a)(c)	93,827	1,024,591
CSG Systems International, Inc. (a)(c)	23,020	472,370
CSP, Inc. (a)	4,299	18,056
CyberSource Corp. (a)	60,885	1,564,136
DST Systems, Inc.	27,403	1,050,083
Dynamics Research Corp. (a)	2,841	30,370
Echo Global Logistics, Inc. (c)	4,308	56,521
Edgewater Technology, Inc. (a)	3,344	9,965
eLoyalty Corp. (a)(c)	5,011	33,473
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)(c)	42,896	564,082
Fidelity National Information Services, Inc.	243,000	6,687,360
Fiserv, Inc. (a)	117,000	5,563,350
Forrester Research, Inc. (a)	12,145	380,989
Gartner, Inc. Class A (a)(c)	46,439	1,149,365
Genpact Ltd. (a)	76,989	1,300,344
Global Cash Access Holdings, Inc. (a)	36,284	289,909
Global Payments, Inc. (c)	59,000	2,489,210
Hackett Group, Inc. (a)(c)	2,704	9,140
Heartland Payment Systems, Inc. (c)	35,890	589,673
Hewitt Associates, Inc. Class A (a)	67,660	2,520,335
iGate Corp.	5,233	61,121
infoGROUP, Inc. (a)	18,601	147,227
Integral Systems, Inc. (a)(c)	21,096	144,297
International Business Machines Corp.	989,008	123,883,142
Lender Processing Services, Inc.	73,000	2,477,620
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Lionbridge Technologies, Inc. (a)(c)	21,896	$ 118,895
ManTech International Corp. Class A (a)(c)	16,496	762,610
Mastech Holdings, Inc. (a)	348	1,260
MasterCard, Inc. Class A	73,421	14,814,155
Maximus, Inc.	18,351	1,099,225
MoneyGram International, Inc. (a)(c)	39,244	103,212
NCI, Inc. Class A (a)(c)	14,263	312,930
NeuStar, Inc. Class A (a)(c)	56,000	1,197,840
Online Resources Corp. (a)	30,570	131,757
Paychex, Inc.	241,025	6,878,854
PFSweb, Inc. (a)	2,111	7,557
RightNow Technologies, Inc. (a)(c)	24,176	351,761
SAIC, Inc. (a)(c)	293,936	5,052,760
Sapient Corp.	95,545	969,782
SRA International, Inc. Class A (a)(c)	32,151	693,497
StarTek, Inc. (a)	2,269	10,211
Storage Engine, Inc. (a)	434	0
Syntel, Inc. (c)	15,040	502,938
Teletech Holdings, Inc. (a)(c)	22,443	290,188
The Management Network Group, Inc. (a)	240	624
The Western Union Co.	523,756	8,359,146
TNS, Inc. (a)(c)	28,980	557,285
Total System Services, Inc. (c)	141,339	2,063,549
TSR, Inc. (a)	100	245
Unisys Corp. (a)	26,974	625,797
VeriFone Holdings, Inc. (a)(c)	60,045	1,211,708
Visa, Inc. Class A	326,628	23,667,465
Wilhelmina International, Inc. (a)	1,200	107
Wright Express Corp. (a)(c)	25,873	812,412
Zanett, Inc. (a)(c)	37,959	64,530
		262,702,922
Office Electronics - 0.1%
Xerox Corp.	1,008,804	9,391,965
Zebra Technologies Corp. Class A (a)(c)	45,996	1,264,890
		10,656,855
Semiconductors & Semiconductor Equipment - 2.8%
Actel Corp. (a)	29,247	412,675
Advanced Analogic Technologies, Inc. (a)	28,971	100,240
Advanced Energy Industries, Inc. (a)(c)	36,156	446,888
Advanced Micro Devices, Inc. (a)(c)	441,120	3,780,398
AEHR Test Systems (a)	3,637	8,874
Aetrium, Inc. (a)	2,400	7,896
Alpha & Omega Semiconductor Ltd. (a)	1,702	25,343
Altera Corp.	205,776	4,850,140
Amkor Technology, Inc. (a)(c)	92,060	626,929
Amtech Systems, Inc. (a)(c)	14,403	136,396
ANADIGICS, Inc. (a)(c)	46,131	187,753
Analog Devices, Inc.	211,460	6,168,288
Applied Materials, Inc.	982,895	12,689,174

	Shares	Value
Applied Micro Circuits Corp. (a)(c)	44,590	$ 491,605
Atheros Communications, Inc. (a)	44,479	1,512,286
Atmel Corp. (a)(c)	282,925	1,444,332
ATMI, Inc. (a)(c)	27,202	440,672
Axcelis Technologies, Inc. (a)	87,927	174,095
AXT, Inc. (a)	6,090	26,492
Broadcom Corp. Class A	311,371	10,748,527
Brooks Automation, Inc. (a)	54,086	449,996
Cabot Microelectronics Corp. (a)(c)	28,192	1,034,646
Cavium Networks, Inc. (a)(c)	42,346	1,125,557
Ceva, Inc. (a)	3,705	43,052
Cirrus Logic, Inc. (a)(c)	72,913	1,036,458
Cohu, Inc.	21,049	294,896
Conexant Systems, Inc. (a)	44,491	126,354
Cree, Inc. (a)(c)	70,855	4,702,646
Cymer, Inc. (a)(c)	29,899	905,043
Cypress Semiconductor Corp. (a)(c)	108,413	1,234,824
Diodes, Inc. (a)(c)	31,285	618,192
DSP Group, Inc. (a)	29,152	197,359
Entegris, Inc. (a)(c)	120,306	649,652
Entropic Communications, Inc. (a)	25,519	136,271
Exar Corp. (a)	31,629	221,403
Fairchild Semiconductor International, Inc. (a)(c)	113,948	1,139,480
FEI Co. (a)	29,919	619,323
FormFactor, Inc. (a)(c)	40,019	515,045
FSI International, Inc. (a)	31,326	131,569
Hittite Microwave Corp. (a)(c)	17,471	798,949
Ikanos Communications, Inc. (a)	40,760	86,004
Integrated Device Technology, Inc. (a)(c)	138,543	809,091
Integrated Silicon Solution, Inc. (a)	19,923	187,675
Intel Corp.	4,211,171	90,203,283
International Rectifier Corp. (a)(c)	56,202	1,177,994
Intersil Corp. Class A	90,212	1,200,722
Intest Corp. (a)	2,530	9,310
IXYS Corp. (a)	43,219	402,801
KLA-Tencor Corp. (c)	117,725	3,622,398
Kopin Corp. (a)	36,300	129,954
Kulicke & Soffa Industries, Inc. (a)(c)	45,820	318,907
Lam Research Corp. (a)(c)	89,276	3,379,989
Lattice Semiconductor Corp. (a)(c)	90,325	448,012
Linear Technology Corp. (c)	146,395	4,093,204
LSI Corp. (a)(c)	463,843	2,472,283
LTX-Credence Corp. (a)	102,392	354,276
Marvell Technology Group Ltd. (a)	380,886	7,229,216
Mattson Technology, Inc. (a)(c)	45,794	193,709
Maxim Integrated Products, Inc. (c)	220,000	3,907,200
MaxLinear, Inc. Class A (a)	5,000	79,900
MEMC Electronic Materials, Inc. (a)(c)	156,460	1,775,821
Micrel, Inc. (c)	38,851	431,440
Microchip Technology, Inc. (c)	128,884	3,589,419
Micron Technology, Inc. (a)(c)	618,067	5,618,229
Microsemi Corp. (a)	61,682	954,837
Microtune, Inc. (a)(c)	70,701	166,854
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Mindspeed Technologies, Inc. (a)	23,812	$ 201,688
MIPS Technologies, Inc. (a)	48,280	238,986
MKS Instruments, Inc. (a)(c)	43,222	858,389
Monolithic Power Systems, Inc. (a)(c)	41,045	787,654
MoSys, Inc. (a)(c)	5,107	21,143
Nanometrics, Inc. (a)(c)	33,344	361,116
National Semiconductor Corp. (c)	163,098	2,291,527
Netlogic Microsystems, Inc. (a)(c)	51,408	1,479,008
Novellus Systems, Inc. (a)(c)	77,164	1,992,374
NVE Corp. (a)(c)	7,030	326,825
NVIDIA Corp. (a)(c)	404,336	5,312,975
Omnivision Technologies, Inc. (a)(c)	54,447	1,050,283
ON Semiconductor Corp. (a)(c)	307,507	2,247,876
PDF Solutions, Inc. (a)	5,015	23,871
Pericom Semiconductor Corp. (a)(c)	20,374	201,703
Photronics, Inc. (a)(c)	52,431	265,301
Pixelworks, Inc. (a)	2,229	9,429
PLX Technology, Inc. (a)	20,754	100,449
PMC-Sierra, Inc. (a)	148,931	1,206,341
Power Integrations, Inc.	34,534	1,173,465
QuickLogic Corp. (a)(c)	5,724	16,657
Rambus, Inc. (a)(c)	79,669	1,867,441
Ramtron International Corp. (a)	5,613	15,660
RF Micro Devices, Inc. (a)(c)	207,898	997,910
Rubicon Technology, Inc. (a)(c)	6,126	166,505
Rudolph Technologies, Inc. (a)	15,301	135,873
Semtech Corp. (a)(c)	46,483	818,566
Sigma Designs, Inc. (a)	26,543	276,578
Silicon Image, Inc. (a)(c)	98,207	358,456
Silicon Laboratories, Inc. (a)(c)	39,553	1,796,893
Skyworks Solutions, Inc. (a)(c)	117,453	1,871,026
Standard Microsystems Corp. (a)(c)	30,821	705,184
Supertex, Inc. (a)(c)	18,603	506,560
Tegal Corp. (a)	508	503
Teradyne, Inc. (a)(c)	147,810	1,622,954
Tessera Technologies, Inc. (a)(c)	37,851	657,850
Texas Instruments, Inc.	957,940	23,392,895
TranSwitch Corp. (a)	2,419	5,854
Trident Microsystems, Inc. (a)	25,747	43,512
Trio-Tech International (a)	4,299	17,970
TriQuint Semiconductor, Inc. (a)(c)	118,241	830,052
Ultra Clean Holdings, Inc. (a)	15,000	133,800
Ultratech, Inc. (a)(c)	39,291	547,717
Varian Semiconductor Equipment Associates, Inc. (a)(c)	45,773	1,423,083
Veeco Instruments, Inc. (a)(c)	33,948	1,295,795
Virage Logic Corp. (a)	3,759	37,289
Volterra Semiconductor Corp. (a)(c)	32,732	767,565
Xilinx, Inc. (c)	191,571	4,683,911
Zoran Corp. (a)	59,085	570,761
		258,817,469

	Shares	Value
Software - 3.8%
ACI Worldwide, Inc. (a)(c)	38,108	$ 728,244
Activision Blizzard, Inc. (c)	401,921	4,320,651
Actuate Corp. (a)(c)	49,055	220,257
Adept Technology, Inc. (a)	680	3,128
Adobe Systems, Inc. (a)	393,213	12,614,273
Advent Software, Inc. (a)(c)	15,807	683,495
American Software, Inc. Class A	4,418	25,580
ANSYS, Inc. (a)(c)	59,474	2,600,798
ArcSight, Inc. (a)	23,390	506,627
Ariba, Inc. (a)(c)	83,074	1,250,264
Aspen Technology, Inc. (a)(c)	50,609	579,979
Authentidate Holding Corp. (a)	1,900	1,499
Autodesk, Inc. (a)(c)	164,308	4,807,652
Bitstream, Inc. Class A (a)	6,051	43,023
Blackbaud, Inc.	31,757	716,120
Blackboard, Inc. (a)(c)	24,407	977,256
BMC Software, Inc. (a)	134,202	4,966,816
Bottomline Technologies, Inc. (a)(c)	26,416	432,694
BSQUARE Corp. (a)	300	750
CA, Inc.	310,059	6,278,695
Cadence Design Systems, Inc. (a)(c)	230,461	1,544,089
Citrix Systems, Inc. (a)	132,095	5,760,663
CommVault Systems, Inc. (a)(c)	47,060	1,060,732
Compuware Corp. (a)	152,129	1,245,937
Concur Technologies, Inc. (a)(c)	35,353	1,495,432
Datawatch Corp. (a)	2,268	7,008
Double-Take Software, Inc. (a)	31,063	322,745
ebix.com, Inc. (a)(c)	35,957	549,423
Electronic Arts, Inc. (a)	237,578	3,922,413
Epicor Software Corp. (a)(c)	38,816	360,989
EPIQ Systems, Inc. (a)(c)	34,750	397,888
FactSet Research Systems, Inc.	30,000	2,041,500
Fair Isaac Corp. (c)	50,575	1,173,340
FalconStor Software, Inc. (a)	18,520	52,041
Fonix Corp. (a)	1	0
Fortinet, Inc. (c)	30,114	491,460
Geeknet, Inc. (a)	13,735	19,778
GSE Systems, Inc. (a)(c)	452	2,219
Informatica Corp. (a)(c)	70,941	1,830,278
Interactive Intelligence, Inc. (a)(c)	2,508	44,968
Intuit, Inc. (a)(c)	214,640	7,671,234
Jack Henry & Associates, Inc.	61,000	1,466,440
JDA Software Group, Inc. (a)(c)	41,914	1,119,942
Kenexa Corp. (a)(c)	14,889	211,870
Lawson Software, Inc. (a)(c)	80,623	664,737
Magma Design Automation, Inc. (a)(c)	31,318	96,773
Manhattan Associates, Inc. (a)(c)	23,929	692,745
McAfee, Inc. (a)	112,833	3,588,089
Mentor Graphics Corp. (a)(c)	93,643	859,643
MICROS Systems, Inc. (a)(c)	65,052	2,224,778
Microsoft Corp.	5,928,362	152,951,740
MicroStrategy, Inc. Class A (a)(c)	10,371	799,189
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Monotype Imaging Holdings, Inc. (a)	10,025	$ 98,947
NetScout Systems, Inc. (a)	23,319	315,506
NetSol Technologies, Inc. (a)	20	16
NetSuite, Inc. (a)	16,207	228,195
Novell, Inc. (a)	266,027	1,550,937
Nuance Communications, Inc. (a)(c)	172,931	2,945,880
Opnet Technologies, Inc.	5,444	87,267
Oracle Corp.	2,909,924	65,676,985
Parametric Technology Corp. (a)(c)	82,569	1,360,737
Peerless Systems Corp. (a)	200	548
Pegasystems, Inc. (c)	6,845	204,734
Pervasive Software, Inc. (a)	4,889	23,565
Phoenix Technologies Ltd. (a)(c)	13,582	40,339
Progress Software Corp. (a)(c)	36,598	1,168,940
PROS Holdings, Inc. (a)	15,000	99,150
QAD, Inc.	4,871	23,332
Quest Software, Inc. (a)	35,867	694,206
Radiant Systems, Inc. (a)(c)	15,620	216,493
Red Hat, Inc. (a)(c)	132,948	3,896,706
Renaissance Learning, Inc.	5,254	82,120
Rosetta Stone, Inc. (a)(c)	9,673	253,916
Rovi Corp. (a)	73,322	2,737,843
S1 Corp. (a)	50,691	310,736
Salesforce.com, Inc. (a)(c)	79,405	6,870,915
Smith Micro Software, Inc. (a)(c)	24,403	240,370
SolarWinds, Inc.	23,042	436,876
Solera Holdings, Inc. (c)	48,885	1,695,332
Sonic Foundry, Inc. (a)(c)	180	1,220
Sonic Solutions, Inc. (a)(c)	21,391	254,339
SonicWALL, Inc. (a)(c)	60,735	553,296
Sourcefire, Inc. (a)(c)	9,858	203,469
SRS Labs, Inc. (a)	3,224	29,274
SS&C Technologies Holdings, Inc. (a)	9,991	163,053
SuccessFactors, Inc. (a)(c)	41,083	914,508
Sybase, Inc. (a)	56,375	3,626,604
Symantec Corp. (a)	611,706	8,667,874
Symyx Technologies, Inc. (a)	19,320	123,648
Synchronoss Technologies, Inc. (a)(c)	24,465	500,065
Synopsys, Inc. (a)	96,141	2,059,340
Take-Two Interactive Software, Inc. (a)(c)	60,048	694,755
Taleo Corp. Class A (a)(c)	24,886	623,394
TeleCommunication Systems, Inc. Class A (a)	57,438	287,764
THQ, Inc. (a)(c)	89,366	536,196
TIBCO Software, Inc. (a)(c)	119,267	1,360,836
TiVo, Inc. (a)(c)	73,373	663,292
Tyler Technologies, Inc. (a)(c)	34,991	567,904
Ultimate Software Group, Inc. (a)(c)	18,927	647,493
Vasco Data Security International, Inc. (a)(c)	35,184	224,122
Veramark Technologies, Inc. (a)	2,300	805

	Shares	Value
Versant Corp. (a)	320	$ 3,571
VirnetX Holding Corp. (a)	18,060	110,708
VMware, Inc. Class A (a)(c)	43,525	2,881,790
Wave Systems Corp. Class A (a)(c)	41,571	118,893
Wayside Technology Group, Inc.	1,433	13,628
Websense, Inc. (a)(c)	36,344	760,316
		354,280,632
TOTAL INFORMATION TECHNOLOGY		1,679,402,214
MATERIALS - 3.8%
Chemicals - 2.0%
A. Schulman, Inc.	32,981	733,003
Air Products & Chemicals, Inc.	150,201	10,372,881
Airgas, Inc.	50,611	3,161,669
Albemarle Corp.	66,354	2,857,203
American Pacific Corp. (a)	800	4,448
American Vanguard Corp. (c)	27,915	222,483
Arch Chemicals, Inc.	25,671	879,488
Ashland, Inc.	50,145	2,688,273
Balchem Corp. (c)	32,979	801,060
Cabot Corp.	34,815	975,168
Calgon Carbon Corp. (a)(c)	41,502	617,135
Celanese Corp. Class A	110,825	3,177,353
CF Industries Holdings, Inc.	48,384	3,318,659
Converted Organics, Inc. (a)(c)	99,007	85,146
Cytec Industries, Inc.	40,411	1,726,762
Dow Chemical Co.	865,527	23,291,332
E.I. du Pont de Nemours & Co.	644,215	23,301,257
Eastman Chemical Co.	48,915	2,953,977
Ecolab, Inc.	179,354	8,470,889
Ferro Corp. (a)(c)	60,371	543,943
Flotek Industries, Inc. (a)(c)	12,942	18,636
FMC Corp. (c)	53,377	3,231,977
Georgia Gulf Corp. (a)	805	14,007
H.B. Fuller Co. (c)	31,742	677,057
Hawkins, Inc. (c)	6,199	166,753
Huntsman Corp.	118,812	1,185,744
Innophos Holdings, Inc. (c)	19,698	562,181
International Flavors & Fragrances, Inc.	56,154	2,498,853
Intrepid Potash, Inc. (a)(c)	31,203	769,466
KMG Chemicals, Inc. (c)	6,176	103,942
Koppers Holdings, Inc.	29,186	790,649
Kraton Performance Polymers, Inc.	5,217	106,949
Kronos Worldwide, Inc. (a)	87	1,649
Landec Corp. (a)	21,495	133,054
LSB Industries, Inc. (a)(c)	19,648	321,245
Lubrizol Corp. (c)	49,626	4,395,375
Material Sciences Corp. (a)	1,552	4,966
Minerals Technologies, Inc.	16,405	876,847
Monsanto Co.	413,706	21,045,224
Nalco Holding Co.	102,773	2,328,836
Nanophase Technologies Corp. (a)	4,415	6,843
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
NewMarket Corp.	8,586	$ 884,015
NL Industries, Inc.	6,360	44,075
Olin Corp. (c)	41,139	788,635
OM Group, Inc. (a)(c)	27,564	822,785
OMNOVA Solutions, Inc. (a)	24,350	195,531
Penford Corp. (a)	7,525	61,555
PolyOne Corp. (a)(c)	82,298	822,157
PPG Industries, Inc.	124,292	7,963,388
Praxair, Inc.	240,552	18,666,835
Quaker Chemical Corp.	16,836	465,179
Rockwood Holdings, Inc. (a)	39,589	1,026,939
RPM International, Inc.	101,064	2,002,078
Senomyx, Inc. (a)	21,458	84,115
Sensient Technologies Corp.	40,668	1,126,097
Sigma Aldrich Corp.	78,776	4,197,185
Solutia, Inc. (a)	86,873	1,316,126
Spartech Corp. (a)(c)	22,470	299,076
Stepan Co.	9,873	712,139
STR Holdings, Inc.	9,164	194,368
The Mosaic Co.	112,750	5,205,668
The Scotts Miracle-Gro Co. Class A	29,076	1,291,847
TPC Group, Inc. (a)	13,000	236,730
Valspar Corp. (c)	66,080	2,072,930
W.R. Grace & Co. (a)(c)	45,142	1,156,989
Westlake Chemical Corp. (c)	10,398	220,542
Zep, Inc. (c)	19,224	351,415
Zoltek Companies, Inc. (a)(c)	46,821	448,077
		182,078,858
Construction Materials - 0.1%
Eagle Materials, Inc. (c)	40,054	1,228,857
Headwaters, Inc. (a)(c)	58,586	231,415
Martin Marietta Materials, Inc. (c)	31,409	2,928,261
Texas Industries, Inc.	14,848	538,982
Vulcan Materials Co.	80,680	4,072,726
		9,000,241
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)(c)	4,716	118,560
Aptargroup, Inc.	45,669	1,820,366
Ball Corp.	71,767	3,534,525
Bemis Co., Inc.	72,528	2,080,103
Boise, Inc. (a)	17,056	104,724
BWAY Holding Co. (a)	5,785	115,469
Crown Holdings, Inc. (a)	121,068	2,846,309
Graham Packaging Co., Inc.	13,527	169,493
Graphic Packaging Holding Co. (a)	22,196	70,139
Greif, Inc. Class A (c)	25,003	1,370,164
MOD-PAC Corp. (sub. vtg.) (a)	1,150	5,739
Myers Industries, Inc.	14,920	133,982
Owens-Illinois, Inc. (a)(c)	123,578	3,748,121
Packaging Corp. of America	79,314	1,756,012

	Shares	Value
Pactiv Corp. (a)	91,226	$ 2,607,239
Rock-Tenn Co. Class A	27,000	1,389,420
Sealed Air Corp.	112,623	2,347,063
Silgan Holdings, Inc.	51,608	1,472,376
Sonoco Products Co.	71,000	2,194,610
Temple-Inland, Inc.	73,444	1,551,872
		29,436,286
Metals & Mining - 1.1%
A.M. Castle & Co. (a)(c)	9,744	144,893
AK Steel Holding Corp. (c)	88,152	1,318,754
Alcoa, Inc. (c)	765,739	8,913,202
Allegheny Technologies, Inc. (c)	65,419	3,577,111
Allied Nevada Gold Corp. (a)(c)	40,274	770,844
Amcol International Corp.	19,393	522,835
Brush Engineered Materials, Inc. (a)(c)	25,983	656,331
Capital Gold Corp. (a)	61,252	216,832
Carpenter Technology Corp. (c)	30,707	1,194,809
Century Aluminum Co. (a)(c)	58,158	611,241
Cliffs Natural Resources, Inc.	97,024	5,419,761
Coeur d'Alene Mines Corp. (a)(c)	48,523	732,697
Commercial Metals Co. (c)	84,856	1,321,208
Compass Minerals International, Inc.	24,217	1,837,102
Freeport-McMoRan Copper & Gold, Inc.	326,356	22,861,238
General Moly, Inc. (a)(c)	57,561	216,429
Golden Minerals Co. (a)	1,000	8,050
Haynes International, Inc.	10,049	319,056
Hecla Mining Co. (a)(c)	202,052	1,087,040
Horsehead Holding Corp. (a)	45,973	479,498
Kaiser Aluminum Corp. (c)	15,063	563,808
Metals USA Holdings Corp. (a)	8,346	127,694
Newmont Mining Corp.	368,601	19,838,106
Nucor Corp. (c)	212,699	9,156,692
Olympic Steel, Inc.	11,152	307,349
Reliance Steel & Aluminum Co.	47,022	2,158,780
Royal Gold, Inc. (c)	40,202	2,015,728
RTI International Metals, Inc. (a)(c)	29,113	771,786
Schnitzer Steel Industries, Inc. Class A (c)	15,000	750,600
Southern Copper Corp. (c)	165,724	4,885,544
Steel Dynamics, Inc.	157,820	2,315,219
Stillwater Mining Co. (a)(c)	36,480	482,995
Synalloy Corp.	700	6,671
Titanium Metals Corp. (a)(c)	70,000	1,236,900
United States Steel Corp. (c)	106,933	5,048,307
Universal Stainless & Alloy Products, Inc. (a)(c)	3,224	66,447
US Energy Corp. (a)(c)	15,796	82,929
US Gold Corp. (a)(c)	30,000	118,500
Walter Energy, Inc.	39,457	3,130,124
Worthington Industries, Inc. (c)	49,734	732,084
		106,005,194
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc. (a)(c)	26,683	323,398
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Clearwater Paper Corp. (a)(c)	8,645	$ 529,333
Deltic Timber Corp.	16,733	773,734
Domtar Corp.	35,379	2,165,195
Glatfelter (c)	43,011	498,928
International Paper Co.	293,172	6,810,386
Kapstone Paper & Packaging Corp. (a)	20,928	231,254
Louisiana-Pacific Corp. (a)(c)	89,991	764,924
MeadWestvaco Corp. (c)	117,733	2,813,819
Neenah Paper, Inc.	13,013	246,466
Schweitzer-Mauduit International, Inc. (c)	13,459	742,937
Wausau-Mosinee Paper Corp. (a)	43,208	377,206
Weyerhaeuser Co.	158,000	6,727,640
		23,005,220
TOTAL MATERIALS		349,525,799
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
8x8, Inc. (a)	1,000	1,320
AboveNet, Inc. (a)	17,333	794,891
Alaska Communication Systems Group, Inc. (c)	65,347	540,420
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	4,507,740	109,538,082
Atlantic Tele-Network, Inc.	11,209	468,648
Broadcast International, Inc. (a)	270	270
Cbeyond, Inc. (a)(c)	40,071	626,310
CenturyTel, Inc.	210,698	7,233,262
Cincinnati Bell, Inc. (a)(c)	143,413	456,053
Cogent Communications Group, Inc. (a)(c)	37,872	342,742
Consolidated Communications Holdings, Inc.	31,380	541,933
Frontier Communications Corp. (c)	185,674	1,476,108
General Communications, Inc. Class A (a)	32,745	187,629
Global Crossing Ltd. (a)(c)	20,490	278,869
Globalstar, Inc. (a)(c)	72,755	140,417
HickoryTech Corp.	540	3,780
IDT Corp. Class B (a)	13,297	125,125
Iowa Telecommunication Services, Inc.	47,554	792,250
Level 3 Communications, Inc. (a)(c)	1,233,430	1,652,796
Neutral Tandem, Inc. (a)(c)	32,771	440,442
PAETEC Holding Corp. (a)(c)	54,655	231,191
Premiere Global Services, Inc. (a)	40,771	325,353
Qwest Communications International, Inc.	983,685	5,154,509
SureWest Communications (a)(c)	9,983	61,196
tw telecom, inc. (a)(c)	125,030	2,186,775
Verizon Communications, Inc.	2,169,635	59,708,355
Vonage Holdings Corp. (a)	126,259	253,781

	Shares	Value
Windstream Corp. (c)	370,991	$ 3,550,529
XETA Technologies, Inc. (a)	2,000	7,300
		197,120,336
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	304,413	12,337,859
Clearwire Corp.:
rights 6/21/10 (a)	85,640	28,432
Class A (a)(c)	70,417	573,194
Crown Castle International Corp. (a)(c)	186,030	6,888,691
FiberTower Corp. (a)	2,746	10,490
Leap Wireless International, Inc. (a)(c)	44,273	722,978
MetroPCS Communications, Inc. (a)	172,855	1,553,966
NII Holdings, Inc. (a)(c)	123,152	4,491,353
NTELOS Holdings Corp.	25,472	457,222
SBA Communications Corp. Class A (a)(c)	88,053	2,908,391
Shenandoah Telecommunications Co. (c)	20,147	341,089
Sprint Nextel Corp. (a)(c)	2,175,128	11,158,407
Syniverse Holdings, Inc. (a)(c)	45,577	901,969
Telephone & Data Systems, Inc. (c)	73,482	2,416,088
Terrestar Corp. (a)(c)	26,200	12,576
U.S. Cellular Corp. (a)	6,963	289,034
USA Mobility, Inc.	34,004	478,776
		45,570,515
TOTAL TELECOMMUNICATION SERVICES		242,690,851
UTILITIES - 3.5%
Electric Utilities - 1.7%
Allegheny Energy, Inc.	118,891	2,432,510
Allete, Inc.	38,638	1,333,784
American Electric Power Co., Inc.	359,996	11,505,472
Central Vermont Public Service Corp.	16,999	341,340
Cleco Corp. (c)	47,870	1,267,119
DPL, Inc.	84,246	2,109,520
Duke Energy Corp.	983,648	15,699,022
Edison International	222,658	7,205,213
El Paso Electric Co. (a)(c)	53,918	1,068,655
Empire District Electric Co.	46,000	839,040
Entergy Corp.	149,457	11,219,737
Exelon Corp.	506,438	19,548,507
FirstEnergy Corp. (c)	226,951	7,990,945
FPL Group, Inc.	287,722	14,365,959
Great Plains Energy, Inc.	79,381	1,393,137
Hawaiian Electric Industries, Inc. (c)	68,932	1,513,747
IDACORP, Inc.	36,791	1,215,943
ITC Holdings Corp.	40,146	2,116,096
Maine & Maritimes Corp.	2,979	130,182
MGE Energy, Inc.	21,535	760,616
Northeast Utilities	123,000	3,191,850
NV Energy, Inc.	164,486	1,939,290
Pepco Holdings, Inc.	144,996	2,338,785
Pinnacle West Capital Corp. (c)	68,015	2,388,007
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PNM Resources, Inc. (c)	82,308	$ 1,015,681
Portland General Electric Co.	55,105	1,042,036
PPL Corp.	278,931	7,199,209
Progress Energy, Inc.	212,372	8,195,435
Southern Co.	625,773	20,462,777
UIL Holdings Corp.	31,926	807,089
Unisource Energy Corp.	32,881	1,015,365
Unitil Corp.	14,363	299,325
Westar Energy, Inc.	68,366	1,504,052
		155,455,445
Gas Utilities - 0.4%
AGL Resources, Inc.	55,000	2,007,500
Atmos Energy Corp.	68,000	1,844,160
Chesapeake Utilities Corp.	12,055	362,494
Delta Natural Gas Co., Inc.	1,791	52,387
Energen Corp.	52,788	2,336,925
EQT Corp.	106,887	4,188,902
Laclede Group, Inc.	25,997	860,241
National Fuel Gas Co. New Jersey	52,000	2,527,200
New Jersey Resources Corp.	36,174	1,282,368
Nicor, Inc. (c)	34,000	1,373,940
Northwest Natural Gas Co. (c)	26,698	1,173,911
ONEOK, Inc. (c)	68,109	3,028,807
Piedmont Natural Gas Co., Inc. (c)	51,464	1,307,700
Questar Corp.	128,553	5,766,888
South Jersey Industries, Inc.	29,737	1,305,157
Southwest Gas Corp.	35,257	1,044,312
UGI Corp.	77,269	2,019,812
WGL Holdings, Inc.	38,000	1,286,300
		33,769,004
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	511,701	5,255,169
Black Hills Corp. (c)	45,161	1,295,669
Calpine Corp. (a)(c)	279,860	3,834,082
Constellation Energy Group, Inc.	132,678	4,694,148
Dynegy, Inc. (a)	82,461	431,271
Mirant Corp. (a)	115,661	1,436,510
NRG Energy, Inc. (a)(c)	192,725	4,500,129
Ormat Technologies, Inc. (c)	19,662	560,170
RRI Energy, Inc. (a)	268,023	1,184,662
		23,191,810
Multi-Utilities - 1.2%
Alliant Energy Corp. (c)	75,633	2,430,845
Ameren Corp.	161,720	3,988,015
Avista Corp.	53,061	1,024,077
CenterPoint Energy, Inc.	260,000	3,541,200
CH Energy Group, Inc. (c)	20,599	801,095
CMS Energy Corp. (c)	163,855	2,405,391

	Shares	Value
Consolidated Edison, Inc. (c)	210,794	$ 8,977,716
Dominion Resources, Inc.	458,268	17,854,121
DTE Energy Co. (c)	118,933	5,412,641
Integrys Energy Group, Inc.	52,000	2,351,440
MDU Resources Group, Inc.	122,500	2,290,750
NiSource, Inc.	193,996	2,902,180
NorthWestern Energy Corp.	51,010	1,343,603
NSTAR (c)	71,901	2,524,444
OGE Energy Corp. (c)	63,629	2,318,641
PG&E Corp. (c)	281,147	11,667,601
Public Service Enterprise Group, Inc.	387,954	11,883,031
SCANA Corp.	79,156	2,872,571
Sempra Energy	171,000	7,866,000
TECO Energy, Inc. (c)	142,374	2,213,916
Vectren Corp.	58,914	1,357,968
Wisconsin Energy Corp.	84,915	4,160,835
Xcel Energy, Inc. (c)	335,521	6,874,825
		109,062,906
Water Utilities - 0.0%
American States Water Co.	28,136	967,034
American Water Works Co., Inc.	69,800	1,419,732
Aqua America, Inc. (c)	89,409	1,560,187
Artesian Resources Corp. Class A	3,752	67,198
California Water Service Group	23,128	828,676
Middlesex Water Co.	3,274	55,069
SJW Corp.	12,703	307,159
Southwest Water Co. (c)	25,818	265,925
		5,470,980
TOTAL UTILITIES		326,950,145
TOTAL COMMON STOCKS (Cost $9,474,919,021)		9,094,730,652
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.34% 6/10/10 to 12/16/10 (d) (Cost $20,468,459)	$ 20,500,000	20,477,583
Money Market Funds - 20.4%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (e)	99,052,357	$ 99,052,357
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	1,783,062,739	1,783,062,739
TOTAL MONEY MARKET FUNDS (Cost $1,882,115,096)		1,882,115,096
TOTAL INVESTMENT PORTFOLIO - 118.9% (Cost $11,377,502,576)	10,997,323,331
NET OTHER ASSETS - (18.9)%	(1,747,456,511)
NET ASSETS - 100%	$ 9,249,866,820
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
227 CME E-mini S&P 500 Index Contracts	June 2010	$ 12,354,475	$ (475,208)
120 CME E-mini S&P MidCap 400 Index Contracts	June 2010	9,146,400	(221,971)
413 CME S&P 500 Index Contracts	June 2010	112,387,625	(4,937,235)
277 NYFE Russell 2000 Mini Index Contracts	June 2010	18,312,470	(483,804)
TOTAL EQUITY INDEX CONTRACTS		$ 152,200,970	$ (6,118,218)
The face value of futures purchased as a percentage of net assets - 1.6%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,985,536.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 3
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,772
Fidelity Securities Lending Cash Central Fund	1,150,135
Total	$ 1,196,907
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,049,858,337	$ 1,049,858,337	$ -	$ -
Consumer Staples	892,477,286	892,477,286	-	-
Energy	901,169,436	901,169,436	-	-
Financials	1,564,097,615	1,564,090,230	-	7,385
Health Care	1,087,265,771	1,087,265,691	-	80
Industrials	1,001,293,198	1,001,293,198	-	-
Information Technology	1,679,402,214	1,679,402,214	-	-
Materials	349,525,799	349,525,799	-	-
Telecommunication Services	242,690,851	242,690,851	-	-
Utilities	326,950,145	326,950,145	-	-
U.S. Government and Government Agency Obligations	20,477,583	-	20,477,583	-
Money Market Funds	1,882,115,096	1,882,115,096	-	-
Total Investments in Securities:	$ 10,997,323,331	$ 10,976,838,283	$ 20,477,583	$ 7,465
Derivative Instruments:
Liabilities
Futures Contracts	$ (6,118,218)	$ (6,118,218)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 384
Total Realized Gain (Loss)	(172,067)
Total Unrealized Gain (Loss)	172,754
Cost of Purchases	-
Proceeds of Sales	(1,336)
Amortization/Accretion	-
Transfers in to Level 3	8,034
Transfers out of Level 3	(304)
Ending Balance	$ 7,465
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ (649)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $11,398,517,506. Net unrealized depreciation aggregated $401,194,175, of which $1,589,135,400 related to appreciated investment securities and $1,990,329,575 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® 500 Index Fund

May 31, 2010

1.816023.105

UEI-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.2%
Johnson Controls, Inc.	2,406,267	$ 68,651
The Goodyear Tire & Rubber Co. (a)	867,653	10,325
		78,976
Automobiles - 0.5%
Ford Motor Co. (a)(c)	12,065,673	141,530
Harley-Davidson, Inc.	839,315	25,356
		166,886
Distributors - 0.1%
Genuine Parts Co.	568,504	23,087
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	460,503	24,480
DeVry, Inc. (c)	221,782	12,750
H&R Block, Inc.	1,201,963	19,328
		56,558
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	1,554,751	56,329
Darden Restaurants, Inc. (c)	500,879	21,488
International Game Technology	1,062,562	20,794
Marriott International, Inc. Class A (c)	911,842	30,501
McDonald's Corp.	3,854,266	257,735
Starbucks Corp.	2,662,979	68,945
Starwood Hotels & Resorts Worldwide, Inc. (c)	669,191	30,950
Wyndham Worldwide Corp.	640,569	15,117
Wynn Resorts Ltd. (c)	247,333	20,746
Yum! Brands, Inc.	1,681,023	68,838
		591,443
Household Durables - 0.4%
D.R. Horton, Inc. (c)	990,848	12,078
Fortune Brands, Inc.	544,410	25,832
Harman International Industries, Inc. (a)	248,738	8,034
Leggett & Platt, Inc.	531,794	12,380
Lennar Corp. Class A (c)	582,845	10,083
Newell Rubbermaid, Inc.	995,124	16,579
Pulte Group, Inc. (a)(c)	1,136,554	12,661
Stanley Black & Decker, Inc.	563,883	31,459
Whirlpool Corp.	267,964	27,986
		157,092
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	1,226,175	153,836
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc.	757,428	$ 16,330
Priceline.com, Inc. (a)(c)	163,278	31,212
		201,378
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. (a)(c)	962,326	5,428
Hasbro, Inc. (c)	468,929	18,827
Mattel, Inc.	1,302,681	28,216
		52,471
Media - 3.1%
CBS Corp. Class B (c)	2,425,274	35,312
Comcast Corp. Class A	10,164,649	183,879
DIRECTV (a)	3,349,826	126,255
Discovery Communications, Inc. (a)(c)	1,015,672	38,250
Gannett Co., Inc.	850,251	13,213
Interpublic Group of Companies, Inc. (a)(c)	1,740,454	14,533
McGraw-Hill Companies, Inc.	1,130,849	31,438
Meredith Corp.	131,507	4,417
News Corp. Class A	8,071,970	106,550
Omnicom Group, Inc.	1,112,075	42,203
Scripps Networks Interactive, Inc. Class A	320,865	14,497
The New York Times Co. Class A (a)(c)	416,751	3,867
The Walt Disney Co.	6,947,656	232,191
Time Warner Cable, Inc.	1,262,923	69,120
Time Warner, Inc.	4,120,317	127,689
Viacom, Inc. Class B (non-vtg.) (a)	2,175,565	73,121
Washington Post Co. Class B (c)	21,876	10,188
		1,126,723
Multiline Retail - 0.9%
Big Lots, Inc. (a)(c)	296,109	10,462
Family Dollar Stores, Inc.	495,689	20,194
JCPenney Co., Inc. (c)	845,340	23,238
Kohl's Corp. (a)	1,098,298	55,739
Macy's, Inc.	1,508,133	33,496
Nordstrom, Inc.	592,112	23,507
Sears Holdings Corp. (a)(c)	173,876	15,312
Target Corp.	2,694,907	146,953
		328,901
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	315,169	11,293
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)(c)	323,738	$ 6,484
AutoZone, Inc. (a)(c)	106,381	20,306
Bed Bath & Beyond, Inc. (a)	938,544	42,112
Best Buy Co., Inc.	1,227,915	51,879
GameStop Corp. Class A (a)(c)	547,440	12,476
Gap, Inc.	1,705,450	37,179
Home Depot, Inc.	6,091,150	206,246
Limited Brands, Inc.	958,234	23,822
Lowe's Companies, Inc.	5,273,057	130,508
O'Reilly Automotive, Inc. (a)(c)	492,787	25,142
Office Depot, Inc. (a)	984,152	5,708
RadioShack Corp. (c)	448,619	9,170
Ross Stores, Inc.	443,733	23,252
Sherwin-Williams Co.	329,686	25,264
Staples, Inc.	2,611,385	56,197
Tiffany & Co., Inc.	445,803	20,253
TJX Companies, Inc.	1,503,466	68,348
Urban Outfitters, Inc. (a)(c)	464,768	16,871
		792,510
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	1,125,518	46,270
NIKE, Inc. Class B	1,396,905	101,108
Polo Ralph Lauren Corp. Class A (c)	204,940	17,801
VF Corp.	316,921	24,514
		189,693
TOTAL CONSUMER DISCRETIONARY		3,765,718
CONSUMER STAPLES - 11.2%
Beverages - 2.6%
Brown-Forman Corp. Class B (non-vtg.)	389,339	21,593
Coca-Cola Enterprises, Inc.	1,144,711	29,877
Constellation Brands, Inc. Class A (sub. vtg.) (a)(c)	715,493	11,920
Dr Pepper Snapple Group, Inc.	910,284	34,463
Molson Coors Brewing Co. Class B	567,515	23,291
PepsiCo, Inc.	5,854,026	368,160
The Coca-Cola Co.	8,257,326	424,427
		913,731
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	1,573,761	91,672
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	4,981,050	$ 172,494
Kroger Co.	2,328,014	46,863
Safeway, Inc. (c)	1,392,744	30,835
SUPERVALU, Inc.	759,436	10,230
Sysco Corp. (c)	2,122,603	63,275
Wal-Mart Stores, Inc.	7,643,245	386,442
Walgreen Co.	3,529,053	113,071
Whole Foods Market, Inc. (a)(c)	610,232	24,672
		939,554
Food Products - 1.8%
Archer Daniels Midland Co.	2,301,865	58,168
Campbell Soup Co.	675,629	24,194
ConAgra Foods, Inc.	1,588,349	38,406
Dean Foods Co. (a)(c)	649,449	6,917
General Mills, Inc.	1,180,455	84,084
H.J. Heinz Co.	1,132,809	50,048
Hershey Co.	596,014	27,893
Hormel Foods Corp. (c)	248,949	9,908
Kellogg Co.	913,375	48,802
Kraft Foods, Inc. Class A	6,220,839	177,916
McCormick & Co., Inc. (non-vtg.) (c)	473,322	18,256
Mead Johnson Nutrition Co. Class A	732,552	36,129
Sara Lee Corp.	2,368,776	33,566
The J.M. Smucker Co.	426,374	23,544
Tyson Foods, Inc. Class A	1,092,707	19,210
		657,041
Household Products - 2.5%
Clorox Co.	502,363	31,558
Colgate-Palmolive Co.	1,768,682	138,116
Kimberly-Clark Corp.	1,491,275	90,520
Procter & Gamble Co.	10,404,721	635,624
		895,818
Personal Products - 0.2%
Avon Products, Inc.	1,531,356	40,566
Estee Lauder Companies, Inc. Class A (c)	423,386	24,671
		65,237
Tobacco - 1.5%
Altria Group, Inc.	7,452,802	151,217
Lorillard, Inc.	554,558	39,645
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	6,737,913	$ 297,277
Reynolds American, Inc.	605,513	31,571
		519,710
TOTAL CONSUMER STAPLES		3,991,091
ENERGY - 10.6%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc. (c)	1,538,196	58,667
Cameron International Corp. (a)(c)	875,684	31,700
Diamond Offshore Drilling, Inc. (c)	248,980	15,711
FMC Technologies, Inc. (a)(c)	436,974	25,410
Halliburton Co.	3,242,179	80,503
Helmerich & Payne, Inc.	378,688	14,269
Nabors Industries Ltd. (a)(c)	1,019,734	19,406
National Oilwell Varco, Inc.	1,498,966	57,156
Rowan Companies, Inc. (a)(c)	407,775	10,097
Schlumberger Ltd.	4,286,376	240,680
Smith International, Inc.	889,852	33,423
		587,022
Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.	1,764,437	92,333
Apache Corp.	1,205,577	107,947
Cabot Oil & Gas Corp. (c)	371,306	12,881
Chesapeake Energy Corp.	2,335,072	52,166
Chevron Corp.	7,194,245	531,439
ConocoPhillips	5,326,094	276,211
CONSOL Energy, Inc.	786,857	28,705
Denbury Resources, Inc. (a)(c)	1,416,541	23,302
Devon Energy Corp.	1,600,510	102,193
El Paso Corp.	2,512,238	28,489
EOG Resources, Inc.	904,775	94,857
Exxon Mobil Corp.	16,912,363	1,022,526
Hess Corp.	1,043,250	55,501
Marathon Oil Corp. (c)	2,535,909	78,841
Massey Energy Co.	363,818	12,050
Murphy Oil Corp.	684,680	36,548
Noble Energy, Inc.	624,887	37,175
Occidental Petroleum Corp.	2,908,558	239,985
Peabody Energy Corp.	962,734	37,508
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co. (c)	413,919	$ 26,367
Range Resources Corp. (c)	570,076	25,625
Southwestern Energy Co. (a)(c)	1,239,743	46,627
Spectra Energy Corp.	2,319,389	46,411
Sunoco, Inc. (c)	418,916	12,513
Tesoro Corp. (c)	503,552	5,892
Valero Energy Corp.	2,023,237	37,794
Williams Companies, Inc.	2,090,542	41,288
XTO Energy, Inc.	2,089,636	89,311
		3,202,485
TOTAL ENERGY		3,789,507
FINANCIALS - 16.1%
Capital Markets - 2.5%
Ameriprise Financial, Inc.	915,253	36,418
Bank of New York Mellon Corp.	4,327,968	117,721
Charles Schwab Corp.	3,501,982	57,222
E*TRADE Financial Corp. (a)(c)	7,093,812	10,499
Federated Investors, Inc. Class B (non-vtg.) (c)	317,212	7,045
Franklin Resources, Inc.	531,391	52,124
Goldman Sachs Group, Inc.	1,885,116	271,947
Invesco Ltd.	1,535,952	28,507
Janus Capital Group, Inc. (c)	657,932	7,014
Legg Mason, Inc.	582,395	17,309
Morgan Stanley	5,008,173	135,772
Northern Trust Corp.	865,737	43,988
State Street Corp.	1,774,535	67,734
T. Rowe Price Group, Inc.	927,755	45,942
		899,242
Commercial Banks - 3.2%
BB&T Corp.	2,474,123	74,817
Comerica, Inc.	623,407	23,752
Fifth Third Bancorp	2,848,062	36,996
First Horizon National Corp. (c)	806,796	10,045
Huntington Bancshares, Inc.	2,566,196	15,808
KeyCorp	3,145,632	25,228
M&T Bank Corp.	297,592	23,581
Marshall & Ilsley Corp.	1,886,638	15,376
PNC Financial Services Group, Inc.	1,851,877	116,205
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	4,272,250	$ 32,597
SunTrust Banks, Inc.	1,788,752	48,207
U.S. Bancorp, Delaware	6,853,972	164,221
Wells Fargo & Co.	18,558,205	532,435
Zions Bancorp. (c)	574,221	13,753
		1,133,021
Consumer Finance - 0.8%
American Express Co.	4,286,870	170,918
Capital One Financial Corp.	1,630,936	67,358
Discover Financial Services	1,947,298	26,191
SLM Corp. (a)(c)	1,737,033	19,298
		283,765
Diversified Financial Services - 4.4%
Bank of America Corp.	35,936,263	565,637
Citigroup, Inc. (a)	70,386,077	278,729
CME Group, Inc.	238,729	75,594
IntercontinentalExchange, Inc. (a)	263,673	30,620
JPMorgan Chase & Co.	14,231,967	563,301
Leucadia National Corp. (a)(c)	679,767	14,900
Moody's Corp. (c)	704,350	14,439
NYSE Euronext	934,944	26,805
The NASDAQ Stock Market, Inc. (a)	530,176	9,856
		1,579,881
Insurance - 3.7%
AFLAC, Inc.	1,680,517	74,447
Allstate Corp.	1,922,084	58,873
American International Group, Inc. (a)(c)	483,327	17,100
Aon Corp.	955,907	37,730
Assurant, Inc.	417,271	14,479
Berkshire Hathaway, Inc. Class B (a)(c)	5,928,109	418,228
Cincinnati Financial Corp.	583,631	15,869
Genworth Financial, Inc. Class A (a)	1,751,939	27,313
Hartford Financial Services Group, Inc.	1,589,484	39,848
Lincoln National Corp.	1,082,751	28,650
Loews Corp.	1,271,110	41,324
Marsh & McLennan Companies, Inc.	1,906,384	41,578
MetLife, Inc.	2,934,213	118,806
Principal Financial Group, Inc. (c)	1,144,376	31,116
Progressive Corp.	2,405,636	47,126
Prudential Financial, Inc.	1,665,705	96,128
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	1,177,009	$ 59,133
The Travelers Companies, Inc.	1,839,705	91,010
Torchmark Corp.	296,753	15,292
Unum Group (c)	1,190,625	27,503
XL Capital Ltd. Class A	1,225,462	21,580
		1,323,133
Real Estate Investment Trusts - 1.3%
Apartment Investment & Management Co. Class A	419,618	8,657
AvalonBay Communities, Inc. (c)	292,111	28,644
Boston Properties, Inc. (c)	497,799	38,171
Equity Residential (SBI)	1,009,757	45,570
HCP, Inc.	1,052,597	33,536
Health Care REIT, Inc.	443,067	19,087
Host Hotels & Resorts, Inc.	2,339,807	33,366
Kimco Realty Corp.	1,452,724	20,774
Plum Creek Timber Co., Inc. (c)	583,226	20,425
ProLogis Trust (c)	1,698,679	19,331
Public Storage	486,021	45,049
Simon Property Group, Inc.	1,038,773	88,327
Ventas, Inc.	561,346	26,355
Vornado Realty Trust	564,750	43,870
		471,162
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)(c)	968,361	15,329
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,697,388	21,404
People's United Financial, Inc.	1,330,032	18,581
		39,985
TOTAL FINANCIALS		5,745,518
HEALTH CARE - 11.6%
Biotechnology - 1.4%
Amgen, Inc. (a)	3,508,018	181,645
Biogen Idec, Inc. (a)	965,754	45,806
Celgene Corp. (a)	1,646,831	86,887
Cephalon, Inc. (a)(c)	268,415	15,799
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. (a)	953,213	$ 46,374
Gilead Sciences, Inc. (a)	3,236,049	116,239
		492,750
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	2,158,854	91,168
Becton, Dickinson & Co.	844,312	60,199
Boston Scientific Corp. (a)	5,413,968	32,755
C. R. Bard, Inc.	342,663	27,745
CareFusion Corp. (a)(c)	635,175	16,146
DENTSPLY International, Inc.	527,198	17,097
Hospira, Inc. (a)(c)	586,941	30,556
Intuitive Surgical, Inc. (a)(c)	139,468	45,016
Medtronic, Inc.	3,957,038	155,037
St. Jude Medical, Inc. (a)	1,165,747	43,529
Stryker Corp. (c)	1,012,377	53,686
Varian Medical Systems, Inc. (a)(c)	443,948	22,237
Zimmer Holdings, Inc. (a)	762,925	42,670
		637,841
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,543,912	45,020
AmerisourceBergen Corp.	1,011,541	31,641
Cardinal Health, Inc.	1,294,808	44,658
CIGNA Corp.	984,983	32,967
Coventry Health Care, Inc. (a)(c)	530,214	10,975
DaVita, Inc. (a)	369,679	23,449
Express Scripts, Inc. (a)(c)	986,162	99,208
Humana, Inc. (a)	609,773	28,080
Laboratory Corp. of America Holdings (a)(c)	375,053	28,358
McKesson Corp. (c)	965,009	67,551
Medco Health Solutions, Inc. (a)	1,662,342	95,834
Patterson Companies, Inc. (c)	334,202	9,929
Quest Diagnostics, Inc.	538,364	28,399
Tenet Healthcare Corp. (a)(c)	1,551,195	8,873
UnitedHealth Group, Inc.	4,146,474	120,538
WellPoint, Inc. (a)	1,590,233	81,579
		757,059
Health Care Technology - 0.1%
Cerner Corp. (a)(c)	243,476	20,381
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)(c)	647,751	32,426
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Millipore Corp. (a)	200,705	$ 21,317
PerkinElmer, Inc.	421,170	9,556
Thermo Fisher Scientific, Inc. (a)(c)	1,466,756	76,359
Waters Corp. (a)(c)	335,240	22,944
		162,602
Pharmaceuticals - 5.8%
Abbott Laboratories	5,561,818	264,520
Allergan, Inc.	1,101,557	66,303
Bristol-Myers Squibb Co.	6,140,330	142,517
Eli Lilly & Co.	3,635,062	119,194
Forest Laboratories, Inc. (a)	1,083,142	28,032
Johnson & Johnson	9,857,847	574,712
King Pharmaceuticals, Inc. (a)	890,071	7,717
Merck & Co., Inc.	11,159,569	375,966
Mylan, Inc. (a)(c)	1,098,573	21,356
Pfizer, Inc.	28,909,380	440,290
Watson Pharmaceuticals, Inc. (a)(c)	381,761	16,859
		2,057,466
TOTAL HEALTH CARE		4,128,099
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.9%
General Dynamics Corp.	1,381,730	93,819
Goodrich Corp.	448,361	31,116
Honeywell International, Inc.	2,738,748	117,136
ITT Corp.	655,178	31,632
L-3 Communications Holdings, Inc.	414,048	34,213
Lockheed Martin Corp.	1,129,672	90,283
Northrop Grumman Corp.	1,084,575	65,606
Precision Castparts Corp.	507,514	59,227
Raytheon Co.	1,357,937	71,169
Rockwell Collins, Inc.	563,184	32,856
The Boeing Co.	2,711,611	174,031
United Technologies Corp.	3,354,386	226,019
		1,027,107
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	596,670	34,672
Expeditors International of Washington, Inc.	759,855	29,019
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	1,120,912	$ 93,585
United Parcel Service, Inc. Class B	3,556,556	223,209
		380,485
Airlines - 0.1%
Southwest Airlines Co.	2,662,506	33,122
Building Products - 0.0%
Masco Corp.	1,285,200	17,157
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	401,410	13,720
Cintas Corp.	470,937	12,244
Iron Mountain, Inc. (c)	649,141	15,917
Pitney Bowes, Inc.	743,123	16,824
R.R. Donnelley & Sons Co.	736,041	14,103
Republic Services, Inc.	1,160,034	33,780
Stericycle, Inc. (a)(c)	303,699	17,803
Waste Management, Inc.	1,737,248	56,478
		180,869
Construction & Engineering - 0.2%
Fluor Corp.	640,487	30,052
Jacobs Engineering Group, Inc. (a)	446,269	18,636
Quanta Services, Inc. (a)(c)	752,462	15,599
		64,287
Electrical Equipment - 0.5%
Emerson Electric Co.	2,695,380	125,173
First Solar, Inc. (a)(c)	174,024	19,553
Rockwell Automation, Inc.	511,386	27,323
Roper Industries, Inc.	335,591	19,471
		191,520
Industrial Conglomerates - 2.4%
3M Co.	2,549,542	202,204
General Electric Co.	38,221,023	624,914
Textron, Inc.	976,573	20,186
		847,304
Machinery - 1.7%
Caterpillar, Inc. (c)	2,237,859	135,972
Cummins, Inc.	721,301	49,034
Danaher Corp.	938,600	74,506
Deere & Co.	1,518,865	87,608
Dover Corp.	667,392	29,959
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	592,490	$ 41,445
Flowserve Corp.	200,061	19,026
Illinois Tool Works, Inc.	1,385,774	64,341
PACCAR, Inc. (c)	1,304,605	53,489
Pall Corp.	420,410	14,315
Parker Hannifin Corp.	576,008	35,401
Snap-On, Inc.	206,910	9,145
		614,241
Professional Services - 0.1%
Dun & Bradstreet Corp.	182,683	13,334
Equifax, Inc.	452,652	13,693
Robert Half International, Inc.	532,359	13,463
		40,490
Road & Rail - 0.8%
CSX Corp.	1,397,169	73,002
Norfolk Southern Corp.	1,324,164	74,762
Ryder System, Inc.	191,341	8,599
Union Pacific Corp.	1,810,016	129,289
		285,652
Trading Companies & Distributors - 0.1%
Fastenal Co. (c)	470,028	23,708
W.W. Grainger, Inc. (c)	220,523	22,438
		46,146
TOTAL INDUSTRIALS		3,728,380
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.4%
Cisco Systems, Inc. (a)	20,510,154	475,015
Harris Corp.	468,569	21,981
JDS Uniphase Corp. (a)(c)	800,648	9,207
Juniper Networks, Inc. (a)(c)	1,882,207	50,104
Motorola, Inc. (a)	8,285,106	56,753
QUALCOMM, Inc.	6,020,184	214,078
Tellabs, Inc.	1,376,847	12,392
		839,530
Computers & Peripherals - 4.5%
Apple, Inc. (a)	3,248,286	835,329
Dell, Inc. (a)	6,167,971	82,219
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	7,353,189	$ 136,916
Hewlett-Packard Co.	8,432,713	387,989
Lexmark International, Inc. Class A (a)(c)	279,774	10,506
NetApp, Inc. (a)(c)	1,234,563	46,518
QLogic Corp. (a)(c)	408,026	7,393
SanDisk Corp. (a)(c)	819,305	38,196
Teradata Corp. (a)	597,207	19,075
Western Digital Corp. (a)	819,033	28,511
		1,592,652
Electronic Equipment & Components - 0.6%
Agilent Technologies, Inc. (a)(c)	1,249,569	40,436
Amphenol Corp. Class A	620,549	26,311
Corning, Inc.	5,584,175	97,332
FLIR Systems, Inc. (a)(c)	547,623	15,602
Jabil Circuit, Inc.	691,679	9,469
Molex, Inc. (c)	485,621	10,285
		199,435
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)(c)	616,436	24,485
eBay, Inc. (a)	4,048,330	86,675
Google, Inc. Class A (a)	865,680	420,011
Monster Worldwide, Inc. (a)(c)	449,934	6,655
VeriSign, Inc. (a)(c)	657,140	18,341
Yahoo!, Inc. (a)	4,263,388	65,400
		621,567
IT Services - 3.0%
Automatic Data Processing, Inc.	1,808,390	73,927
Cognizant Technology Solutions Corp. Class A (a)(c)	1,065,912	53,338
Computer Sciences Corp.	550,274	27,508
Fidelity National Information Services, Inc.	1,181,870	32,525
Fiserv, Inc. (a)	545,635	25,945
International Business Machines Corp.	4,653,239	582,865
MasterCard, Inc. Class A (c)	345,720	69,756
Paychex, Inc. (c)	1,152,210	32,884
SAIC, Inc. (a)(c)	1,092,033	18,772
The Western Union Co.	2,445,789	39,035
Total System Services, Inc. (c)	706,513	10,315
Visa, Inc. Class A	1,599,039	115,866
		1,082,736
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp.	4,842,850	$ 45,087
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(c)	2,022,455	17,332
Altera Corp.	1,065,291	25,109
Analog Devices, Inc.	1,066,377	31,106
Applied Materials, Inc.	4,811,280	62,114
Broadcom Corp. Class A	1,544,528	53,317
Intel Corp.	19,787,861	423,856
KLA-Tencor Corp.	616,393	18,966
Linear Technology Corp.	800,652	22,386
LSI Corp. (a)(c)	2,351,829	12,535
MEMC Electronic Materials, Inc. (a)(c)	814,476	9,244
Microchip Technology, Inc. (c)	659,960	18,380
Micron Technology, Inc. (a)(c)	3,047,209	27,699
National Semiconductor Corp. (c)	851,884	11,969
Novellus Systems, Inc. (a)(c)	343,439	8,868
NVIDIA Corp. (a)(c)	1,987,741	26,119
Teradyne, Inc. (a)(c)	634,891	6,971
Texas Instruments, Inc.	4,448,647	108,636
Xilinx, Inc.	990,994	24,230
		908,837
Software - 3.9%
Adobe Systems, Inc. (a)	1,877,483	60,230
Autodesk, Inc. (a)(c)	822,895	24,078
BMC Software, Inc. (a)	654,178	24,211
CA, Inc.	1,415,743	28,669
Citrix Systems, Inc. (a)	658,498	28,717
Compuware Corp. (a)	814,616	6,672
Electronic Arts, Inc. (a)	1,170,092	19,318
Intuit, Inc. (a)(c)	1,124,509	40,190
McAfee, Inc. (a)	568,468	18,077
Microsoft Corp.	27,332,972	705,191
Novell, Inc. (a)	1,247,609	7,274
Oracle Corp.	14,001,780	316,020
Red Hat, Inc. (a)(c)	675,989	19,813
Salesforce.com, Inc. (a)(c)	393,722	34,069
Symantec Corp. (a)	2,888,078	40,924
		1,373,453
TOTAL INFORMATION TECHNOLOGY		6,663,297
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.4%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	759,963	$ 52,483
Airgas, Inc.	296,352	18,513
CF Industries Holdings, Inc.	248,341	17,034
Dow Chemical Co.	4,120,539	110,884
E.I. du Pont de Nemours & Co.	3,237,694	117,107
Eastman Chemical Co.	260,448	15,728
Ecolab, Inc.	846,335	39,972
FMC Corp. (c)	259,775	15,729
International Flavors & Fragrances, Inc.	283,145	12,600
Monsanto Co.	1,954,693	99,435
PPG Industries, Inc.	594,127	38,066
Praxair, Inc.	1,097,295	85,150
Sigma Aldrich Corp.	436,211	23,241
		645,942
Construction Materials - 0.1%
Vulcan Materials Co.	452,549	22,845
Containers & Packaging - 0.2%
Ball Corp.	337,024	16,598
Bemis Co., Inc.	390,499	11,200
Owens-Illinois, Inc. (a)(c)	603,956	18,318
Pactiv Corp. (a)	474,052	13,548
Sealed Air Corp.	569,342	11,865
		71,529
Metals & Mining - 1.1%
AK Steel Holding Corp. (c)	393,558	5,888
Alcoa, Inc. (c)	3,654,797	42,542
Allegheny Technologies, Inc. (c)	351,765	19,235
Cliffs Natural Resources, Inc.	484,395	27,058
Freeport-McMoRan Copper & Gold, Inc.	1,683,612	117,937
Newmont Mining Corp.	1,758,795	94,658
Nucor Corp. (c)	1,128,080	48,564
Titanium Metals Corp. (a)(c)	302,454	5,344
United States Steel Corp. (c)	513,574	24,246
		385,472
Paper & Forest Products - 0.2%
International Paper Co.	1,551,416	36,039
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp. (c)	613,542	$ 14,664
Weyerhaeuser Co.	757,123	32,238
		82,941
TOTAL MATERIALS		1,208,729
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	21,142,183	513,755
CenturyTel, Inc.	1,073,108	36,840
Frontier Communications Corp. (c)	1,118,810	8,895
Qwest Communications International, Inc.	5,330,143	27,930
Verizon Communications, Inc.	10,158,032	279,549
Windstream Corp.	1,731,592	18,476
		885,445
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	1,442,426	58,462
MetroPCS Communications, Inc. (a)(c)	934,977	8,405
Sprint Nextel Corp. (a)(c)	10,665,338	54,713
		121,580
TOTAL TELECOMMUNICATION SERVICES		1,007,025
UTILITIES - 3.5%
Electric Utilities - 1.8%
Allegheny Energy, Inc.	607,427	12,428
American Electric Power Co., Inc.	1,712,466	54,730
Duke Energy Corp.	4,690,174	74,855
Edison International	1,167,108	37,768
Entergy Corp.	677,742	50,878
Exelon Corp.	2,363,850	91,245
FirstEnergy Corp. (c)	1,091,968	38,448
FPL Group, Inc.	1,480,675	73,930
Northeast Utilities	628,540	16,311
Pepco Holdings, Inc.	796,519	12,848
Pinnacle West Capital Corp.	384,886	13,513
PPL Corp.	1,350,722	34,862
Progress Energy, Inc.	1,019,558	39,345
Southern Co.	2,938,709	96,096
		647,257
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.2%
EQT Corp.	515,244	$ 20,192
Nicor, Inc. (c)	162,025	6,547
ONEOK, Inc. (c)	377,886	16,805
Questar Corp.	625,606	28,065
		71,609
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	2,394,564	24,592
Constellation Energy Group, Inc.	720,340	25,486
NRG Energy, Inc. (a)(c)	938,161	21,906
		71,984
Multi-Utilities - 1.3%
Ameren Corp.	848,689	20,929
CenterPoint Energy, Inc.	1,406,779	19,160
CMS Energy Corp. (c)	823,084	12,083
Consolidated Edison, Inc.	1,007,845	42,924
Dominion Resources, Inc.	2,149,687	83,752
DTE Energy Co.	590,799	26,887
Integrys Energy Group, Inc.	274,114	12,395
NiSource, Inc.	991,521	14,833
PG&E Corp. (c)	1,330,179	55,202
Public Service Enterprise Group, Inc.	1,812,401	55,514
SCANA Corp.	399,380	14,494
Sempra Energy	884,805	40,701
TECO Energy, Inc.	765,748	11,907
Wisconsin Energy Corp.	418,758	20,519
Xcel Energy, Inc.	1,635,780	33,517
		464,817
TOTAL UTILITIES		1,255,667
TOTAL COMMON STOCKS (Cost $30,707,368)		35,283,031
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.22% to 0.59% 6/3/10 to 12/16/10 (d) (Cost $46,950)	$ 47,000	46,972
Money Market Funds - 7.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.23% (e)	310,871,567	$ 310,872
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	2,279,830,358	2,279,830
TOTAL MONEY MARKET FUNDS (Cost $2,590,702)		2,590,702
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $33,345,020)		37,920,705
NET OTHER ASSETS - (6.2)%		(2,213,480)
NET ASSETS - 100%		$ 35,707,225
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
485 CME E-mini S&P 500 Index Contracts	June 2010	$ 26,396	$ (1,271)
1,446 CME S&P 500 Index Contracts	June 2010	393,493	(18,256)
TOTAL EQUITY INDEX CONTRACTS		$ 419,889	$ (19,527)
The face value of futures purchased as a percentage of net assets - 1.2%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $37,972,000.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 235
Fidelity Securities Lending Cash Central Fund	1,227
Total	$ 1,462
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,765,718	$ 3,765,718	$ -	$ -
Consumer Staples	3,991,091	3,991,091	-	-
Energy	3,789,507	3,789,507	-	-
Financials	5,745,518	5,745,518	-	-
Health Care	4,128,099	4,128,099	-	-
Industrials	3,728,380	3,728,380	-	-
Information Technology	6,663,297	6,663,297	-	-
Materials	1,208,729	1,208,729	-	-
Telecommunication Services	1,007,025	1,007,025	-	-
Utilities	1,255,667	1,255,667	-	-
U.S. Government and Government Agency Obligations	46,972	-	46,972	-
Money Market Funds	2,590,702	2,590,702	-	-
Total Investments in Securities:	$ 37,920,705	$ 37,873,733	$ 46,972	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (19,527)	$ (19,527)	$ -	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $33,495,585,000. Net unrealized appreciation aggregated $4,425,120,000, of which $10,441,773,000 related to appreciated investment securities and $6,016,653,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2010